UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: October 31, 2007

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Short-Term Investment Securities — 100.1%	Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 80.4%
Amstel Funding Corp. 5.18% due 11/19/07*	$10,000,000	$9,974,100
Amstel Funding Corp. 6.20% due 12/06/07*	15,000,000	14,909,583
Amsterdam Funding Corp. 5.18% due 11/08/07*	24,000,000	23,975,827
Atlantis One Funding Corp. 4.90% due 11/01/07*	25,000,000	25,000,000
CAFCO LLC 5.90% due 01/25/08*	15,000,000	14,668,125
Chariot Funding LLC 4.95% due 11/01/07*	10,000,000	10,000,000
Chariot Funding LLC 5.14% due 12/31/07*	15,000,000	14,871,150
Clipper Receivables Co., LLC 4.95% due 11/01/07*	25,000,000	25,000,000
Concord Minutemen Capital Co. 5.32% due 11/06/07*	15,000,000	14,988,917
CRC Funding LLC 5.29% due 11/15/07*	25,000,000	24,948,569
Crown Point Capital Co. 6.38% due 11/16/07*	10,000,000	9,973,438
Fairway Finance Corp. 6.25% due 11/09/07*	15,000,000	14,979,167
FCAR Owner Trust Series I 6.01% due 11/21/07	15,000,000	14,949,917
Grampian Funding, Ltd. 5.19% due 11/21/07*	20,000,000	19,942,333
Lexington Parker Capital 6.38% due 11/16/07*	20,000,000	19,946,875
North Sea Funding Europe BV 5.15% due 11/01/07*	5,000,000	5,000,000
North Sea Funding Europe BV 5.35% due 11/13/07*	20,000,000	19,964,333
Old Line Funding LLC 6.00% due 11/20/07*	20,000,000	19,936,667
Ormond Quay Funding LLC 5.17% due 11/08/07*	25,000,000	24,999,429
Ottimo Funding, Ltd. 5.38% due 10/01/08*(3)(6)(8)	8,563,895	8,184,018
Park Avenue Receivables Corp. 4.95% due 11/01/07*	25,000,000	25,000,000
Sheffield Receivables Corp. 6.10% due 11/16/07*	20,000,000	19,949,167
Solitaire Funding LLC 6.15% due 12/12/07*	8,937,000	8,874,404
Solitaire Funding LLC 6.20% due 12/14/07*	15,000,000	14,888,916
Surrey Funding Corp. 4.95% due 11/01/07*	17,683,000	17,683,000
Versailles CDS LLC 6.50% due 11/01/07*	10,000,000	10,000,000
Victory Receivables Corp. 5.29% due 01/31/08*	10,000,000	9,869,200

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $442,977,487)		442,477,135

CERTIFICATES OF DEPOSIT — 4.0%
Chase Bank USA NA 5.17% due 01/14/08	20,000,000	20,012,600
Florabama Properties LLC (LOC-South Trust Bank) Series 2002 5.09% due 11/07/07(8)	2,180,000	2,180,000

TOTAL CERTIFICATES OF DEPOSIT (cost $22,180,000)		22,192,600

MEDIUM TERM NOTES — 12.9%
Asscher Finance Corp. Notes 5.50% due 07/16/08*(9)	4,412,000	4,415,353
SIV Portfolio LLC Notes 4.83% due 10/25/08*(1)(3)(4)(7)(8)(9)	5,500,000	5,309,425
SIV Portfolio LLC Notes 4.82% due 01/25/08*(1)(3)(4)(7)(8)(9)	8,000,000	7,722,800
Cullinan Finance Corp. Notes 4.82% due 03/25/08*(1)(9)	15,000,000	14,929,050
Cullinan Finance Corp. Notes 5.32% due 12/06/07*(9)	1,000,000	999,981
JP Morgan Chase & Co. Notes 5.80% due 04/11/08(1)	20,000,000	19,982,800
Merrill Lynch & Co., Inc. Senior Notes 5.18% due 04/18/08.(1)	3,250,000	3,240,738
Sedna Finance, Inc. Notes 5.33% due 12/07/07*(1)(9)	5,000,000	4,999,975
Sigma Finance, Inc. Notes 5.37% due 11/21/07*(1)(9)	3,500,000	3,500,990
Whistlejacket Capital, Ltd. Notes 5.32% due 11/21/07*(9)	5,000,000	4,999,973
Whistlejacket Capital, Ltd. Notes 5.32% due 11/28/07*(9)	1,000,000	999,900

TOTAL MEDIUM TERM NOTES (cost $71,660,592)		71,100,985

U.S. MUNICIPAL BONDS & NOTES — 2.8%
Texas State Veterans Housing (LOC — Dexia Credit Local) 5.38% due 11/07/07(2)	5,220,000	5,220,000

Texas State Veterans Housing Class B-2 4.80% due 11/07/07(2)	$10,000,000	10,000,000

TOTAL U.S. MUNICIPAL BONDS & NOTES (cost $15,220,000)		15,220,000

TOTAL SHORT-TERM INVESTMENT SECURITIES — 100.1% (cost $552,038,076)		550,990,720

TOTAL INVESTMENTS (cost $552,038,076) (5)	100.1%	550,990,720
Liabilities in excess of other assets	(0.1)	(390,327)

NET ASSETS.	100.0%	$550,600,393

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $475,404,665 representing 86.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(2)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects next reset date.

(3)	Illiquid security

(4)	Bond in default

(5)	See Note 4 for cost of investments on a tax basis.

(6)	The secured liquidity notes (“SLNs”) issued by Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(7)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio PLC (“SIV Portfolio”), (formerly Cheyne Finance PLC), the issuer of the underlying notes held by SIV Portfolio LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of Deloitte & Touche LLP as receiver (the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio is, or is about to become, unable to pay its debts as they fall due and that an insolvency event occurred. As a result of this determination, the SIV Portfolio Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio LLC to make interest and principal payments due on the Notes. According to additional public reports available as of December 20, 2007, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Portfolio.

(8)	Fair valued security; see note 1

(9)	Structured Investment Vehicle
LOC — Letter of Credit

Industry Allocation*
Trade & Term Receivable	27.0%
Securities Holding Companies	24.4
Multi-Asset	21.7
Banks	10.4
Structured Investment Vehicles	8.7
Collateralized Debt/Loan Obligation	4.6
Auto	2.7
Investment Banker/Broker	0.6

100.1%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Asset Backed Securities — 0.0%	Shares/ Principal Amount	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$59,659	$58,466
SMFC Trust Series 1997-A, Class B1-4 7.85% due 01/28/27*(1)(2)(3)	6,282	4,523

TOTAL ASSET BACKED SECURITIES (cost $65,496)		62,989

Corporate Bonds & Notes — 68.6%

ADVERTISING SALES — 0.1%
Lamar Media Corp. Company Guar. Notes 6.63% due 08/15/15*	150,000	143,625
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	400,000	384,000
Lamar Media Corp. Company Guar. Notes 6.63% due 08/15/15	175,000	168,000

		695,625

ADVERTISING SERVICES — 1.1%
Blackrock, Inc. Senior Notes Class A-2 6.25% due 09/15/17	6,590,000	6,652,144
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	575,000	540,500
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	175,000	175,000
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13	350,000	329,000
R.H. Donnelley Corp. Senior Notes Class A-3 8.88% due 01/15/16	325,000	325,000
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	600,000	615,000

		8,636,644

AEROSPACE/DEFENSE — 1.5%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	275,000	273,625
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,000,659
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,236,253
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,271,822
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,762,940
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	500,000	508,750

		12,054,049

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
DRS Technologies, Inc. Company Guar. Notes 6.63% due 02/01/16	450,000	445,500

AGRICULTURAL CHEMICALS — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	475,000	475,000
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	100,000	105,750
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	565,688

		1,146,438

AGRICULTURAL OPERATIONS — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	450,000	387,000

AIRLINES — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,366,962
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,296,141

		2,663,103

APPLIANCES — 0.1%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	600,000	589,500

APPLICATIONS SOFTWARE — 0.1%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	500,000	517,500
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	575,000	619,563

		1,137,063

AUTO-CARS/LIGHT TRUCKS — 1.3%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	4,973,125
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,701,768
Ford Motor Co. Notes 7.45% due 07/16/31	650,000	513,500

General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	957,500
General Motors Corp. Debentures 7.40% due 09/01/25	1,475,000	1,224,250
General Motors Corp. Senior Bonds 8.38% due 07/15/33	300,000	273,000
General Motors Corp. Notes 9.45% due 11/01/11	250,000	245,000

		9,888,143

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Stanadyne Corp. Senior Sub. Notes 10.00% due 08/15/14	275,000	279,125
Stanadyne Holdings, Inc. Senior Notes 12.00% due 02/15/15(4)	175,000	141,750
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	150,000	153,000
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	600,000	612,000

		1,185,875

BANKS-COMMERCIAL — 2.7%
City National Bank Sub. Notes 6.38% due 01/15/08	1,225,000	1,227,749
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	1,230,276
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,063,837
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(5)	2,235,000	2,162,804
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,472,985
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,514,015
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,710,035
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	749,989
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,634,484
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,903,972
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,287,571
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,429,105

		21,386,822

BANKS-FIDUCIARY — 0.1%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	968,351

BANKS-SUPER REGIONAL — 2.0%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	554,668
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	4,982,920
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,326,665
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,791,281
Wachovia Corp. Sub. Notes 5.63% due 12/15/08	2,000,000	2,003,422
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,191,135

		15,850,091

BEVERAGES-NON-ALCOHOLIC — 0.5%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,729,618
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	550,000	532,125

		4,261,743

BEVERAGES-WINE/SPIRITS — 0.1%
Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	425,000	423,938

BREWERY — 0.3%
Anheuser-Busch Cos., Inc. 5.60% due 03/01/17	2,290,000	2,303,012

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	475,000	473,813

Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	175,000	154,875
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(4)	125,000	81,875
Panolam Industries International, Inc. Senior Sub. Notes 10.75% due 10/01/13*	325,000	308,750

		1,019,313

BUILDING & CONSTRUCTION-MISC. — 0.1%
Esco Corp. Senior Notes 5.63% due 12/15/13*	325,000	330,688
Esco Corp. Senior Notes 9.57% due 12/15/13*(5)	100,000	100,000

		430,688

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Goodman Global Holdings, Inc. Senior Sub. Notes 7.88% due 12/15/12	300,000	313,500
Goodman Global Holdings, Inc. Senior Notes 8.36% due 06/15/12(5)	90,000	90,450

		403,950

BUILDING PRODUCTS-CEMENT — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	375,000	375,000

CABLE TV — 2.2%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,125,000	1,147,500
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	175,000	180,250
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	1,000,000	1,025,415
Comcast Cable Communications, Inc. Senior Notes 7.13% due 06/15/13	6,250,000	6,715,762
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	538,602
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	3,360,000	3,299,255
COX Communications, Inc. Notes 7.13% due 10/01/12	750,000	798,087
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	325,000	331,500
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	100,000	102,000
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	350,000	337,750
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	374,000	390,830
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	875,000	892,500
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	1,450,000	1,437,623

		17,197,074

CASINO HOTELS — 0.6%
Mandalay Resort Group Senior Notes 9.50% due 08/01/08	175,000	179,375
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,650,000	1,530,375
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	375,000	372,656
Motor Gaming Group, Inc. Company Guar. Notes 9.75% due 04/01/10	375,000	385,781
MTR Gaming Group, Inc. Company Guar. Notes 9.00% due 06/01/12	200,000	200,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	350,000	353,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 8.19% due 03/15/14*(5)	275,000	268,813
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16	325,000	318,094
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	725,000	712,312

		4,320,906

CASINO SERVICES — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	525,000	490,875
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14	450,000	364,500

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	325,000	326,625
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*	75,000	77,250
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	338,000

		1,597,250

CELLULAR TELECOM — 1.7%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	400,000	424,000
Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(5)	200,000	206,000
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,048,925
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,166,666
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,142,097
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	600,000	595,499
US Unwired, Inc. Company Guar. Notes 10.00% due 06/15/12	325,000	347,622
Vodafone Group PLC Notes 5.35% due 02/27/12	2,480,000	2,490,964

		13,421,773

CHEMICALS-DIVERSIFIED — 0.3%
Equistar Chemicals LP/Equistar Funding Corp. Company Guar. Notes 10.13% due 09/01/08	183,000	188,948
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	525,000	599,812
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,000,000	1,013,259
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	229,347
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	76,035

		2,107,401

CHEMICALS-SPECIALTY — 0.5%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	2,440,000	2,326,669
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	475,000	453,625
Equistar Chemicals LP / Equistar Funding Corp. Notes 8.75% due 02/15/09	175,000	182,000
Nalco Co. Senior Notes 7.75% due 11/15/11	100,000	101,750
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	625,000	657,813

		3,721,857

COMMERCIAL SERVICES — 0.2%
ARAMARK Services, Inc. Company Guar. Notes 8.41% due 02/01/15(5)	450,000	452,250
ARAMARK Services, Inc. Company Guar. Notes 8.50% due 02/01/15	600,000	607,500
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	300,000	285,750
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	200,000	187,000

		1,532,500

COMMERCIAL SERVICES-FINANCE — 0.1%
Deluxe Corp. Senior Notes Series B 5.13% due 10/01/14	275,000	233,750
Deluxe Corp. Senior Notes 7.38% due 06/01/15	300,000	297,000
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	325,000	312,000

		842,750

COMPUTER SERVICES — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	425,000	420,750
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	500,000	498,750

Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	459,000
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	975,000	1,016,437

		2,394,937

COMPUTERS — 0.9%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,076,762
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	1,875,000	1,865,359
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	3,000,000	3,044,958
International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	1,000,603

		6,987,682

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	550,000	501,875

CONSUMER PRODUCTS-MISC. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	450,000	450,000
American Greetings Corp. Senior Notes 7.38% due 06/01/16	425,000	416,500
Claires Stores, Inc. Senior Sub. Notes 10.50% due 06/01/17*	625,000	475,000
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	700,000	665,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	800,000	820,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	1,025,000	958,375

		3,784,875

CONTAINERS-METAL/GLASS — 0.3%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	625,000	618,750
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	175,000	177,625
Crown Americas LLC Senior Notes 7.75% due 11/15/15	950,000	978,500
Owens Brockway Glass Container, Inc. Company Guar. Notes 6.75% due 12/01/14	150,000	150,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	500,000	520,000
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08†*(1)(6)	13,694	635

		2,445,885

CONTAINERS-PAPER/PLASTIC — 0.2%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	600,000	615,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	650,000	682,500
Plastipak Holdings, Inc. Senior Notes 8.50% due 12/15/15*	150,000	154,500

		1,452,000

DATA PROCESSING/MANAGEMENT — 0.2%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	754,195
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	625,000	598,438

		1,352,633

DIRECT MARKETING — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	200,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(9)	366,624	370,290

		570,290

DISTRIBUTION/WHOLESALE — 0.3%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	375,000	369,375
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	575,000	576,437
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	550,000	578,875
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	550,000	533,500

		2,058,187

DIVERSIFIED FINANCIAL SERVICES — 1.2%
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	976,232

General Electric Capital Corp. Notes 4.25% due 06/15/12	3,000,000	2,904,645
IBM International Group Capital LLC Company Guar. Notes 5.05% due 10/22/12	2,000,000	1,999,090
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(5)	3,650,000	3,623,406

		9,503,373

DIVERSIFIED MANUFACTURING OPERATIONS — 0.7%
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	4,960,325
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(4)	375,000	321,563
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	319,000	337,342

		5,619,230

DIVERSIFIED OPERATIONS — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	1,920,000	1,570,176
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(6)	125,000	0

		1,570,176

E-COMMERCE/PRODUCTS — 0.1%
FTD, Inc. Company Guar. Notes 7.75% due 02/15/14	465,000	442,913

ELECTRIC-GENERATION — 0.6%
Edison Mission Energy Senior Notes. 7.00% due 05/15/17*	625,000	610,937
Edison Mission Energy Senior Notes 7.75% due 06/15/16	850,000	873,375
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,820,000	2,859,734

		4,344,046

ELECTRIC-INTEGRATED — 4.5%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	994,748
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	953,873
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	1,000,000	1,005,779
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,061,949
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	125,572
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	836,994
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	955,344
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,439,523
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	125,000	126,406
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	981,909
FirstEnergy Corp. Notes 6.45% due 11/15/11	2,500,000	2,579,982
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	104,868	105,805
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	762,697
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	2,430,952
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	3,250,000	3,115,895
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	575,000	576,814
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	100,000	100,033
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	4,100,000	3,991,443
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	1,000,000	968,201
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,653,762
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,419,526
PSEG Energy Holdings LLC Senior Notes 10.00% due 10/01/09	600,000	638,980
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,882,610

PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,378,865
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	250,000	241,840
TECO Energy, Inc. Senior Notes 6.75% due 05/01/15	100,000	102,839
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15*	425,000	427,125
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	784,397
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,036,100

		34,679,963

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	450,000	425,813

ELECTRONIC CONNECTORS — 0.2%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,250,101

ELECTRONICS-MILITARY — 0.2%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	292,500
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	175,000	173,687
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	925,000	915,750
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	175,000	175,000

		1,556,937

ENGINES-INTERNAL COMBUSTION — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	1,022,400

ENTERPRISE SOFTWARE/SERVICE — 0.6%
Oracle Corp. Notes 5.00% due 01/15/11	4,320,000	4,324,929

FINANCE-AUTO LOANS — 0.9%
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	675,000	627,893
Ford Motor Credit Co. LLC Senior Notes 7.99% due 01/13/12(5)	725,000	671,188
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	325,000	300,883
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	175,000	174,735
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	675,000	622,088
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,690,000	2,486,415
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,245,141

		7,128,343

FINANCE-COMMERCIAL — 0.3%
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(5)	2,400,000	2,227,265

FINANCE-CONSUMER LOANS — 1.2%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(5)	3,700,000	3,538,025
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	850,075
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,907,566
SLM Corp. Notes 4.00% due 01/15/10	2,000,000	1,875,524

		9,171,190

FINANCE-CREDIT CARD — 1.4%
American Express Co. Notes 4.75% due 06/17/09	4,000,000	3,988,596
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,559,526
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,051,496
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,084,224

		10,683,842

FINANCE-INVESTMENT BANKER/BROKER — 4.8%
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,349,708

Bear Stearns & Co., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,458,278
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	3,002,307
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,791,850
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,399,443
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	1,750,000	1,731,438
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,804,288
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	2,800,000	2,819,933
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	2,500,000	2,477,125
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10	4,250,000	4,479,933
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	4,846,955
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	977,278
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,975,556

		37,114,092

FINANCE-OTHER SERVICES — 0.1%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	300,000	292,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub. Notes 9.25% due 04/01/15*	300,000	285,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17*	375,000	349,688

		927,188

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	236,665

FISHERY — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	700,000	647,500

FOOD-DAIRY PRODUCTS — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	775,000	724,625

FOOD-MEAT PRODUCTS — 0.1%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12	375,000	311,250
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	775,000	798,250

		1,109,500

FOOD-MISC. — 1.1%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	668,250
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	583,500
General Mills, Inc. Notes 5.70% due 02/15/17	1,670,000	1,652,089
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,470,248
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	2,250,000	2,334,753
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	650,000	650,000

		8,358,840

FOOD-RETAIL — 0.0%
Jitney-Jungle Stores America, Inc. Company Guar. Notes 10.38% due 09/15/07 †(1)(6)(10)	125,000	0

FORESTRY — 0.3%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	2,175,000	2,189,768

GAMBLING (NON-HOTEL) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	400,000	398,000
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	475,000	479,750
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	550,000	552,750

		1,430,500

GAS-DISTRIBUTION — 0.6%
Atmos Energy Corp. Notes 4.00% due 10/15/09	4,860,000	4,764,292
Semco Energy, Inc. Senior Notes 7.13% due 05/15/08	225,000	227,705

		4,991,997

GOLF — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	301,500

HEALTH CARE COST CONTAINMENT — 0.2%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	640,000	601,600
Waste Management, Inc. Debentures 8.75% due 05/01/18	850,000	866,754

		1,468,354

HOME FURNISHINGS — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	200,250
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	675,000	671,625

		871,875

HOTEL/MOTEL — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	970,000	948,759

INDEPENDENT POWER PRODUCERS — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	575,000	575,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	575,000	573,562

		1,148,562

INSTRUMENTS-CONTROLS — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,406,851

INSTRUMENTS-SCIENTIFIC — 0.0%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	375,000	372,969

INSURANCE-LIFE/HEALTH — 0.4%
Pacific LifeCorp. Bonds 6.60% due 09/15/33*	2,700,000	2,845,651

INSURANCE-MULTI-LINE — 0.3%
CNA Financial Corp. Notes 6.00% due 08/15/11	700,000	708,984
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	287,086
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	861,150
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	299,055

		2,156,275

INSURANCE-MUTUAL — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	2,850,000	2,832,256
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,370,316

		4,202,572

INSURANCE-PROPERTY/CASUALTY — 0.4%
Ace INA Holdings, Inc. Company Guar. 5.70% due 02/15/17	2,360,000	2,350,081
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	246,853
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(5)	725,000	704,024

		3,300,958

INSURANCE-REINSURANCE — 0.6%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	4,925,000	4,771,759

INTIMATE APPAREL — 0.0%
Warnaco, Inc. Senior Notes 8.88% due 06/15/13	250,000	263,750

INVESTMENT COMPANIES — 0.1%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	650,000	601,250

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.9%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,050,000	1,071,912
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,609,442
Franklin Resources, Inc. Notes 3.70% due 04/15/08	500,000	497,071
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	762,027

Janus Capital Group, Inc. Notes 6.70% due 06/15/17	900,000	930,413
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	377,525
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	324,079
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	525,000	525,000

		7,097,469

MACHINERY-CONSTRUCTION & MINING — 0.0%
Clark Material Handling Co. Company Guar. Notes 10.75% due 11/15/06 †(1)(6)(11)	100,000	0

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	525,000	547,313

MEDICAL INSTRUMENTS — 0.5%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	425,000	400,562
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	3,360,000	3,326,266

		3,726,828

MEDICAL PRODUCTS — 0.1%
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	100,000	101,750
Universal Hospital Services, Inc. Senior Notes 8.75% due 06/01/15*(5)	400,000	401,000

		502,750

MEDICAL-BIOMEDICAL/GENE — 0.7%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	577,500
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,271,310

		5,848,810

MEDICAL-DRUGS — 2.1%
Eli Lilly & Co. Notes 5.20% due 03/15/17	5,690,000	5,610,943
Pfizer, Inc. Senior Notes 4.50% due 02/15/14	5,000,000	4,829,940
Pharmacia Corp. Debentures 6.50% due 12/01/18	740,000	803,921
Wyeth Notes 5.45% due 04/01/17	1,600,000	1,576,807
Wyeth Bonds 5.50% due 02/01/14	3,250,000	3,258,947

		16,080,558

MEDICAL-HMO — 0.3%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	418,140
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,911,211

		2,329,351

MEDICAL-HOSPITALS — 0.5%
HCA, Inc. Senior Notes 7.50% due 11/06/33	375,000	313,125
HCA, Inc. Sec. Notes 9.25% due 11/15/16	1,550,000	1,631,375
HCA, Inc. Sec. Notes 9.63% due 11/15/16	1,200,000	1,269,000
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	75,000	76,500
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17*	400,000	400,000

		3,690,000

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	350,000	371,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	625,000	662,500

		1,033,500

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	277,750

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,426,489

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	525,000	574,875

MINING — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,602,784

MISCELLANEOUS MANUFACTURING — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	500,000	477,500

MULTIMEDIA — 1.4%
Cox Enterprises, Inc. Notes 4.38% due 05/01/08*	1,000,000	995,961
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	745,454
News America Holdings, Inc. Company Guar. Debentures 9.25% due 02/01/13	1,000,000	1,154,886
News America, Inc. Company Guar. Debentures 7.63% due 11/30/28	1,000,000	1,109,569
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	1,350,000	1,353,738
Walt Disney Co. Notes 5.70% due 07/15/11	5,400,000	5,534,125

		10,893,733

NETWORKING PRODUCTS — 0.6%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	2,205,000	2,228,314
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,238,641

		4,466,955

NON-HAZARDOUS WASTE DISPOSAL — 1.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,200,000	1,212,000
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	294,250
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	943,348
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	5,000,000	5,292,050

		7,741,648

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	2,480,000	2,493,342
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	900,000	895,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	250,000	256,875
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	350,000	349,562
Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	500,000	500,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	375,000	368,906
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	225,000	233,438
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	475,000	483,550
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,504,250
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	353,802
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	625,000	621,875
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	463,125
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	127,188
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	880,000	912,343
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	648,976

		11,212,732

OIL FIELD MACHINERY & EQUIPMENT — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	225,000	218,250

OIL REFINING & MARKETING — 0.3%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	576,525
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,290,000	1,450,263

		2,026,788

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	600,000	577,500

OPTICAL SUPPLIES — 0.2%
Advanced Medical Optics, Inc. Company Guar. Notes 7.50% due 05/01/17	275,000	259,187
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	200,000	206,000
Norcross Safety Products LLC Senior Sub. Notes 9.88% due 08/15/11	400,000	415,000
Safety Products Holdings, Inc. Senior Notes 11.75% due 01/01/12(9)	426,210	453,914

		1,334,101

PAPER & RELATED PRODUCTS — 1.2%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,478,218
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,787,800
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	600,000	648,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13(17)	250,000	84,375
Union Camp Corp. Notes 6.50% due 11/15/07	2,000,000	2,000,536
Westvaco Corp. Debentures 7.65% due 03/15/27	1,500,000	1,535,970

		9,534,899

PHARMACY SERVICES — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	650,000	624,000

PHYSICAL THERAPY/REHABILATION CENTERS — 0.1%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15	150,000	152,625
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	275,000	279,813

		432,438

PIPELINES — 1.4%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,281,494
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	775,000	727,531
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	400,000	399,582
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	800,000	748,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,290,000	2,075,216
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	73,729
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	258,305
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	2,205,000	2,265,728
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	378,945
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	378,852
Transcontinental Gas Pipe Line Corp. Senior Notes 6.40% due 04/15/16	125,000	127,188
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	280,625
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	651,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	575,000	632,500

		11,278,695

POULTRY — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	650,000	654,875

PUBLISHING-PERIODICALS — 0.3%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	581,000	619,491
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	675,000	676,687
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	475,000	496,375
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	575,000	512,469

		2,305,022

QUARRYING — 0.1%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(4)	475,000	478,563

RACETRACKS — 0.2%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,284,287
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	600,000	615,000

		1,899,287

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Archstone-Smith Operating Trust Notes 5.63% due 08/15/14	2,825,000	2,985,728
Equity One, Inc. Bonds 6.00% due 09/15/17*	910,000	871,424
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	100,000	100,750
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	200,000	197,500
Host Marriott LP Senior Notes 7.13% due 11/01/13	550,000	558,250
Liberty Property LP Senior Notes 5.63% due 10/01/17	1,050,000	1,053,650
Prologis Senior Notes 5.50% due 04/01/12	980,000	967,645
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	494,211
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,012,406
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	411,443
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	197,500
Ventas Realty LP/Ventas Capital Corp. Senior Notes 6.63% due 10/15/14	825,000	822,938
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	75,000	75,000
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	280,500

		10,028,945

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	564,569
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	292,238

		856,807

RECYCLING — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	250,000	225,625
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	450,000	396,000

		621,625

RENTAL AUTO/EQUIPMENT — 0.4%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,180,000	2,175,509
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	450,000	463,500
Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	575,000	618,125
Rental Service Corp. Notes 9.50% due 12/01/14	275,000	264,344

		3,521,478

RESORT/THEME PARK — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 9.89% due 04/01/12*(5)	325,000	325,000

RETAIL-AUTOMOBILE — 0.1%
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	75,000	72,563
AutoNation, Inc. Company Guar. Notes 7.24% due 04/15/13(5)	400,000	391,000
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	375,000	364,687

		828,250

RETAIL-CONVENIENCE STORE — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	700,000	708,750

RETAIL-DISCOUNT — 1.3%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,300,000	2,325,691
Target Corp. Notes 5.88% due 03/01/12	600,000	618,015
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,815,436

Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,419,252

		10,178,394

RETAIL-DRUG STORE — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	1,290,000	1,283,373
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	779,579	753,915
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	458,311

		2,495,599

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Company Guar. Notes 9.75% due 06/15/08 †(1)(6)	300,000	0

RETAIL-PETROLEUM PRODUCTS — 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	725,000	708,687
Inergy LP Senior Notes 6.88% due 12/15/14	650,000	637,000

		1,345,687

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	550,000	532,550

RETAIL-RESTAURANTS — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	400,000	407,000

RUBBER-TIRES — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	450,000	456,750
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	225,000	200,250

		657,000

SAVINGS & LOANS/THRIFTS — 0.7%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,692,843
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,085,270
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	2,100,000	1,883,723

		5,661,836

SCHOOLS — 0.5%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,319,278
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	750,000	787,500
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	700,000	684,250

		3,791,028

SOAP & CLEANING PREPARATION — 0.0%
Church & Dwight Co., Inc. Company Guar. Notes 6.00% due 12/15/12	325,000	316,469

SPECIAL PURPOSE ENTITIES — 1.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	500,000	442,500
AAC Group Holding Corp. Senior Notes 14.75% due 10/01/12(9)	118,857	114,697
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	350,000	371,875
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	758,424
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,862,557
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,578,671
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37	2,980,000	2,622,543
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	261,562
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	260,000	269,100
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15*	350,000	352,625
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	225,000	228,938

Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	550,000	603,625
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	275,000	263,312
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	166,530
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	450,000	405,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	178,000	195,800
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	228,000	239,970
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	250,000	245,313
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	275,000	259,875
Universal City Development Partners Senior Notes 11.75% due 04/01/10	375,000	393,750
Universal City Florida Holding Co. Senior Notes 9.66% due 05/01/10(5)	275,000	281,187
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	550,000	536,250
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	700,000	719,250

		15,173,354

STEEL PIPE & TUBE — 0.1%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	150,000	139,500
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	300,000	300,000

		439,500

TELECOM SERVICES — 1.5%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	285,410	266,516
Embarq Corp. Notes 6.74% due 06/01/13	645,000	670,686
Qwest Corp. Notes 8.88% due 03/15/12	1,600,000	1,752,000
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,899,395
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	4,800,000	5,120,827
West Corp. Company Guar. Notes 9.50% due 10/15/14	250,000	256,875
West Corp. Company Guar. Notes 11.00% due 10/15/16	775,000	811,813

		11,778,112

TELEPHONE-INTEGRATED — 1.4%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	1,971,668
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	1,260,219
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	1,963,708
Sprint Capital Corp. Company Guar. Notes 6.13% due 11/15/08	2,000,000	2,011,194
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	354,791
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,000,000	1,092,154
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	1,300,000	1,482,338
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	291,468
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	401,250

		10,828,790

TELEVISION — 0.0%
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*	350,000	343,000

TEXTILE-PRODUCTS — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	369,250

THEATERS — 0.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	244,375

Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	650,000	611,813

		856,188

TOBACCO — 0.2%
Altria Group, Inc. Notes 5.63% due 11/04/08	675,000	677,731
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	705,221

		1,382,952

TRANSACTIONAL SOFTWARE — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	525,000	506,625

TRANSPORT-MARINE — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06 †(1)(6)(11)(12)	100,000	0

TRANSPORT-RAIL — 0.7%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	1,850,000	1,764,197
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	404,651	449,349
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,356,952
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	2,070,000	1,977,525

		5,548,023

TRANSPORT-SERVICES — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	826,555

VITAMINS & NUTRITION PRODUCTS — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14	550,000	529,375

WIRE & CABLE PRODUCTS — 0.2%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	325,000	329,875
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	250,000	250,000
General Cable Corp. Company Guar. Notes 7.61% due 04/01/15	450,000	444,375
Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	200,000	197,500

		1,221,750

TOTAL CORPORATE BONDS & NOTES (cost $536,562,354)		533,859,359

Foreign Corporate Bonds & Notes — 13.8%

AGRICULTURAL CHEMICALS — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(6)(10)	1,005,000	879,375

BANKS-COMMERCIAL — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(13)	2,850,000	2,709,109

BANKS-SPECIAL PURPOSE — 0.2%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,263,535

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,145,000	2,220,761

BROADCAST SERVICES/PROGRAM — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	4,615,000	4,776,525

CABLE TV — 0.3%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,701,016
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	550,000	596,750

		2,297,766

CELLULAR TELECOM — 0.8%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,919,500
Rogers Wireless, Inc. Sec. Notes 6.13% due 03/01/14	550,000	561,849
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	325,000	339,830
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,772,730

		6,593,909

COMPUTERS-MEMORY DEVICES — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	500,000	491,250

SMART Modular Technologies, Inc. Sec. Notes 10.73% due 04/01/12(5)	146,000	152,388

		643,638

CRUISE LINES — 0.3%
Carnival Corp. Company Guar. Notes 3.75% due 11/15/07*	1,800,000	1,799,388
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	348,250

		2,147,638

DIVERSIFIED MINERALS — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,420,387

DIVERSIFIED OPERATIONS — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	931,318
Stena AB Senior Notes 7.00% due 12/01/16	250,000	246,250
Stena AB Senior Notes 7.50% due 11/01/13	375,000	373,125

		1,550,693

ELECTRIC-DISTRIBUTION — 0.6%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,411,012

ELECTRIC-GENERATION — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	675,000	713,813

ELECTRIC-INTEGRATED — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	647,234

FINANCE-OTHER SERVICES — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	962,500

INSURANCE-MULTI-LINE — 0.4%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	3,127,450

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,405,382

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.7%
Invesco PLC Notes 4.50% due 12/15/09	3,510,000	3,462,334
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,976,692

		5,439,026

MEDICAL PRODUCTS — 0.2%
Covidien International Finance SA Company Guar. Bonds 6.55% due 10/15/37*	1,400,000	1,426,260

METAL-ALUMINUM — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	283,200

METAL-DIVERSIFIED — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,762,110

MULTIMEDIA — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	400,000	387,000

NON-FERROUS METALS — 0.6%
Codelco, Inc, Senior Notes 4.75% due 10/15/14*	3,000,000	2,850,375
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,496,997

		4,347,372

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	2,270,000	2,179,561
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	2,110,000	1,987,390
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,169,819
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,000,000	3,338,340
Husky Oil, Ltd. Bonds 8.90% due 08/15/28(5)	700,000	719,965
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	776,000	771,654

		10,166,729

OIL COMPANIES-INTEGRATED — 1.7%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,000,000	2,332,378

ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,489,444
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,912,124
Petro-Canada Bonds 5.35% due 07/15/33	1,400,000	1,231,962
Qatar Petroleum Notes 5.58% due 05/30/11*	1,777,800	1,783,905
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,285,666

		13,035,479

PIPELINES — 0.5%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,773,529

PRECIOUS METALS — 0.6%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,340,124

SATELLITE TELECOM — 0.3%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(5)	650,000	659,750
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	925,000	994,375
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(4)	875,000	719,687
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15	250,000	253,750

		2,627,562

SEISMIC DATA COLLECTION — 0.1%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15	275,000	280,500
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	125,000	128,750

		409,250

SEMICONDUCTOR EQUIPMENT — 0.0%
MagnaChip Semiconductor SA Senior Sub. Notes 8.00% due 12/15/14	125,000	93,750

SPECIAL PURPOSE ENTITIES — 0.2%
Ceva Group PLC 10.00% due 09/01/14*	625,000	650,781
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	225,000	230,625
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	425,000	399,500

		1,280,906

SPECIFIED PURPOSE ACQUISITIONS — 0.1%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	525,000	469,875

TELECOM SERVICES — 0.0%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	100,000	93,380

TELEPHONE-INTEGRATED — 1.8%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,104,658
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	3,210,000	3,189,803
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	2,640,000	2,696,174
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	1,065,000	1,169,800
Telefonos de Mexico SA Notes 4.50% due 11/19/08	4,150,000	4,116,800

		14,277,235

TELEVISION — 0.2%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,570,790
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	313,625

		1,884,415

TRANSPORT-RAIL — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,200,000	2,322,025

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $107,210,113)		107,189,954

Foreign Government Agencies — 1.3%

SOVEREIGN — 1.3%
United Mexican States Notes 6.63% due 03/03/15	4,150,000	4,517,275
United Mexican States Notes 6.75% due 09/27/34	1,806,000	2,020,011

United Mexican States Notes 9.88% due 02/01/10	3,250,000	3,623,750

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $9,919,117)		10,161,036

Municipal Bonds & Notes — 0.0%

U.S. MUNICIPAL BONDS & NOTES — 0.0%
McKeesport, Pennsylvania General Obligation Series B 7.30% due 03/01/20 (cost $249,567)	250,000	252,030

U.S. Government Agencies — 5.3%

FEDERAL HOME LOAN MTG. CORP. — 2.9%
5.50% due 04/01/37	12,000,000	11,813,978
5.50% due 04/01/37	6,964,071	6,856,115
5.92% due 07/01/36	3,824,899	3,843,902

		22,513,995

FEDERAL NATIONAL MTG. ASSOC. — 2.3%
6.00% due 01/01/37	3,577,994	3,605,022
6.00% due 09/01/37	6,962,512	7,014,269
6.50% due 03/01/29	131,025	135,172
6.50% due 06/01/29	56,532	58,321
6.50% due 08/01/29	96,881	100,043
6.50% due 11/01/31	22,096	22,765
6.50% due 05/01/32	46,930	48,303
6.50% due 08/01/37	6,908,486	7,071,254

		18,055,149

RESOLUTION FUNDING CORP — 0.1%
zero coupon due 01/15/21 STRIP(14)	640,000	333,551

TOTAL U.S. GOVERNMENT AGENCIES (cost $40,412,051)		40,902,695

U.S. Government Treasuries — 9.0%

UNITED STATES TREASURY NOTES — 9.0%
3.88% due 02/15/13(16)	17,500,000	17,267,582
4.50% due 05/15/10	4,000,000	4,056,564
4.63% due 07/31/12	12,500,000	12,753,900
4.88% due 08/15/16	34,500,000	35,588,889

TOTAL U.S. GOVERNMENT TREASURIES (cost $68,605,216)		69,666,935

Common Stock — 0.0%

BANKS-COOPERATIVE — 0.0%
General Chemical Industrial Product, Inc. †(1)(6)	72	148,643

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.0%
Neenah Enterprises, Inc*(6)	8,117	18,832

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(6)(10)	1,500	0

TELECOM SERVICES — 0.0%
Virgin Media, Inc.	3,102	68,585

TOTAL COMMON STOCK (cost $354,322)		236,060

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust †(1)(6)(10)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC †(1)(6)(10)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.3%

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	1,320,000

REAL ESTATE INVESTMENT TRUSTS — 0.1%
ProLogis Trust, Series C 8.54%	20,000	1,060,200

TOTAL PREFERRED STOCK (cost $2,274,140)		2,380,200

Warrants — 0.0%†

CHEMICALS-SPECIALTY — 0.0%
General Chemical Industries Series A Expires 04/30/11 (strike price $195.43)(1)(6)	42	78,500
General Chemical Industries Series B Expires 03/31/11 (strike price $376.02)(1)(6)	31	52,343

		130,843

RADIO — 0.0%
XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (strike price $45.24)	125	126

TOTAL WARRANTS (cost $25,250)		130,969

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $765,763,274)		764,842,230

Short-Term Investment Securities — 0.5%

TIME DEPOSIT — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 2.40% due 11/01/07 (cost $3,515,000)	3,515,000	3,515,000

TOTAL INVESTMENTS (cost $769,278,274) (15)	98.8%	768,357,230
Other assets less liabilities	1.2	9,607,644

NET ASSETS	100.0%	$777,964,874

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $84,505,976 representing 10.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects the stated maturity date.

(3)	Collateralized Mortgage Obligation

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(6)	Illiquid security

(7)	Bond in default

(8)	Company has filed Chapter 11 bankruptcy protection.

(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2007, the Corporate Bond Portfolio held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	5	$9,558	$0	$0	0.00%
Fertinitro Finance, Inc. 8.29% due 04/01/20	5/14/1999	555,000	427,874	0	0	0.00
	5/27/1999	450,000	346,071	0	0	0.00

		1,005,000	773,945	854,250	85	0.12
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	2/27/1998	25,000	26,905	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	4/28/1998	50,000	52,913	0	0	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00
Russell Stanley Holdings, Inc. Common Stock	2/5/1999	1,500	—	0	0	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00

		300,000	260,625	$854,888		0.12%

(11)	Bond in default of principal and interest

(12)	Company has filed Chapter 7 bankruptcy.

(13)	Perpetual maturity — maturity date reflects the next call date.

(14)	Principal Only

(15)	See Note 4 for cost of investments on a tax basis.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(17)	Security defaulted subsequent to October 31, 2007
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

35 Short	U.S. Treasury 10 YR Note	December 2007	32,606,156	32,454,611	$151,545

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — October 31, 2007

Asset Backed Securities — 7.8%		Shares/ Principal Amount**	Value (Note 2)

UNITED KINGDOM — 0.7%
Garanite Master Issuer PLC Series 2007-1 5A1 6.50% due 12/20/54(1)(2)	GBP	660,000	$1,343,751

UNITED STATES — 7.1%
American Home Mtg. Assets Series 2007-1, Class A1 5.56% due 02/25/47		1,803,475	1,761,781
American Home Mtg. Investment Trust Series 2004-3, Class 1A 5.16% due 10/25/34(1)(2)		26,165	26,121
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 5.79% due 05/25/09*(2)(6)		800,000	800,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 6.04% due 01/25/10*(2)(6)		300,000	300,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 6.24% due 09/25/24*(2)(6)		400,000	400,000
Countrywide Alternative Loan Trust Series 2005-82, Class A1 5.06% due 02/25/36(1)(2)		1,553,481	1,513,921
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 6.24% due 11/25/47(1)(2)		1,000,000	999,141
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 4.95% due 03/20/46(1)(2)		1,426,359	1,400,045
HSBC Home Equity Loan Trust Series 2007-3, Class APT 6.24% due 11/20/36(2)		1,500,000	1,492,172
Sequoia Mtg. Trust Series 2004-10, Class A3A 5.41% due 11/20/34(1)(2)		225,940	222,487
Structured Adjustable Rate Mtg. Loan Trust 6.00% due 11/25/37(1)(2)		1,500,000	1,492,969
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2006-AR5 Class 4A 5.85% due 07/25/46(1)(2)		2,597,455	2,570,892
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 5.56% due 01/25/47(1)(2)		889,068	860,814

			13,840,343

TOTAL ASSET BACKED SECURITIES (cost $15,213,520)			15,184,094

Corporate Bonds & Notes — 9.4%

AUSTRIA — 0.2%
OeBB — Infrastruktur Bau AG Company Guar. Notes 4.75% due 10/28/13		290,000	289,854
SCHIG Notes 4.63% due 11/21/13		260,000	258,786

			548,640

ITALY — 2.1%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 12/15/11(2)(3)	EUR	450,000	699,380
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 04/15/12	EUR	2,380,000	3,411,416

			4,110,796

JAPAN — 4.7%
Development Bank of Japan Govt. Guar. Bonds 1.75% due 03/17/17	JPY	970,000,000	8,436,600
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(4)	EUR	420,000	586,914

			9,023,514

NETHERLANDS — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	112,164
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	585,456

			697,620

UNITED KINGDOM — 0.1%
Royal Bank of Scotland PLC Sub. Notes 5.25% due 07/22/08	EUR	900,000	668,843

UNITED STATES — 1.4%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	208,790
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	429,900
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	334,067
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	142,029
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	553,819

Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,015,615
PHH Corp. Senior Notes 6.00% due 03/01/08		513,000	514,334

			3,198,554

TOTAL CORPORATE BONDS & NOTES (cost $17,180,162)			18,247,967

Government Agencies — 61.5%

AUSTRALIA — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	413,956

BELGIUM — 3.2%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,448,817
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	725,158
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	2,027,522
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	973,938

			6,175,435

CANADA — 2.2%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	966,796
Government of Canada Bonds 5.13% due 11/14/16		550,000	554,579
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,254,306
Government of Canada Bonds 8.38% due 06/01/08	CAD	1,300,000	1,389,547

			4,165,228

DENMARK — 0.5%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,033,104

FRANCE — 5.2%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,299,716
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	673,264
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,289,398
Government of France Bonds 5.25% due 04/25/08	EUR	950,000	1,382,438
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,482,184

			10,127,000

GERMANY — 11.5%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	1,710,881
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	500,000	666,521
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	5,370,000	7,807,412
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	560,000	921,898
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	522,842
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,850,000	3,367,349
Kreditanstalt fuer Wiederaufbau Govt.Guar.Bonds 1.35% due 01/20/14	JPY	350,000,000	3,039,158
Kreditanstalt fuer Wiederaufbau Govt.Guar.Bonds 2.05% due 02/16/26	JPY	125,000,000	1,055,043
Kreditanstalt fuer Wiederaufbau Govt.Guar.Bonds 2.60% due 06/20/37	JPY	135,000,000	1,192,667
Kreditanstalt fuer Wiederaufbau Govt.Guar.Bonds 5.38% due 01/29/14	GBP	300,000	622,022
Kreditanstalt fuer Wiederaufbau Govt.Guar.Bonds 5.50% due 01/25/10	GBP	290,000	600,718
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	694,778

			22,201,289

ITALY — 13.4%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	12,705,749

Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	6,801,684
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	2,827,075
Republic of Italy Bonds 4.50% due 02/01/18	EUR	750,000	1,081,036
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,199,781
Republic of Italy Bonds 6.00% due 05/01/31	EUR	720,000	1,217,139

			25,832,464

JAPAN — 7.6%
Government of Japan Bonds 1.30% due 06/20/11	JPY	975,000,000	8,551,265
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,452,405
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	3,837,301
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	594,958
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	300,217

			14,736,146

PHILIPPINES — 0.6%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	130,000,000	1,144,272

SPAIN — 4.2%
Kingdom of Spain Bonds 4.20% due 07/30/13	EUR	800,000	1,158,283
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	7,006,782

			8,165,065

SWEDEN — 0.6%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	747,910
Kingdom of Sweden Debentures 6.75% due 05/05/14	SEK	2,300,000	412,128

			1,160,038

UNITED STATES — 12.3%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	2,833,972
Federal Home Loan Mtg. Corp. 5.00% due 02/08/08		12,700,000	12,709,678
Federal National Mtg. Assoc.
5.27% due 01/16/09		940,000	941,539
6.50% due 11/01/36		7,067,982	7,235,179

			23,720,368

TOTAL GOVERNMENT AGENCIES (cost $111,375,405)			118,874,365

Government Treasuries — 13.1%

AUSTRIA — 3.5%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	6,698,250

UNITED KINGDOM — 3.8%
United Kingdom GILT Treasury Bonds 4.25% due 06/07/32	GBP	1,980,000	3,902,106
United Kingdom GILT Treasury Bonds 4.25% due 03/07/36	GBP	650,000	1,289,239
United Kingdom GILT Treasury Bonds 7.25% due 12/07/07	GBP	570,000	1,186,564
United Kingdom GILT Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,072,969

			7,450,878

UNITED STATES — 5.8%
United States Treasury Bonds
5.25% due 11/15/28		1,020,000	1,081,996
6.63% due 02/15/27		1,500,000	1,845,234
7.50% due 11/15/24		540,000	709,341
8.00% due 11/15/21		5,650,000	7,518,472

			11,155,043

TOTAL GOVERNMENT TREASURIES (cost $23,175,645)			25,304,171

Preferred Stock — 0.5%

UNITED KINGDOM — 0.2%
Fortis Capital Co. 6.25% Class A		320	442,677

UNITED STATES — 0.3%
BCI US Funding Trust II 6.32%		340,000	492,507

TOTAL PREFERRED STOCK (cost $880,960)			935,184

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $167,825,692)			178,545,781

Short-Term Investment Securities — 8.6%

UNITED STATES — 8.6%
Euro Time Deposit with State Street Bank & Trust Co. 3.55% due 11/01/07	$16,612,000	$16,612,000

TOTAL INVESTMENTS — (cost $184,437,692) (5)	100.9%	195,157,781
Liabilities in excess of other assets	(0.9)	(1,783,640)

NET ASSETS —	100.0%	$193,374,141

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $1,500,000 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

(1)	Collateralized Mortgage Obligation.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(3)	Perpetual maturity — maturity date reflects the next call date.

(4)	Variable rate security — the rate reflected is as of October 31, 2007; maturity date reflects next reset date.

(5)	See Note 4 for cost of investments on a tax basis.

(6)	Fair valued security; see note 1
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

190 Short	Euro-BOBL	December 2007	$29,611,604	$29,607,594	$4,010
2 Short	LIF Long Gilt	December 2007	446,621	445,799	822
5 Long	S&P Ruix Investment Index	December 2007	822,854	819,801	(3,053)
1 Long	Tokyo Stock Exchange	December 2007	1,173,968	1,179,598	5,630
16 Long	Toronto Stock Exchange	December 2007	2,394,786	2,389,105	(5,681)
7 Long	U.S. Treasury 10 Year Note	December 2007	773,849	770,109	(3,740)
7 Long	U.S. Treasury 2 Year Note	December 2007	1,654,354	1,656,875	2,521
457 Long	U.S. Treasury 5 Year Note	December 2007	49,010,434	49,056,094	45,660
263 Short	U.S. Treasury Long Bond	December 2007	29,422,484	29,612,156	(189,672)

					$(143,503)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation

*USD	8,544,129	AUD	9,927,355	12/19/2007	$677,043
*USD	1,774,000	CAD	1,726,890	12/19/2007	54,522
*USD	10,251,000	CHF	12,106,885	12/19/2007	234,459
USD	339,989	DKK	1,829,140	12/12/2007	15,702
USD	11,687,426	EUR	8,191,615	11/20/2007	182,526
*USD	24,180,574	EUR	17,170,447	12/19/2007	708,153
*USD	3,361,891	GBP	1,647,041	11/15/2007	61,172
*USD	6,819,457	NOK	38,693,623	12/19/2007	384,248
*USD	5,375,554	NZD	7,210,839	12/19/2007	157,303
USD	5,146,000	SEK	33,928,910	12/19/2007	199,719

					$2,674,847

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)

*AUD	3,988,989	USD	3,432,000	12/19/2007	$(273,232)
*CAD	5,145,645	USD	5,227,000	12/19/2007	(221,480)
*CHF	5,925,463	USD	5,038,184	12/19/2007	(93,706)
*EUR	16,036,683	USD	22,573,000	12/19/2007	(672,324)
GBP	3,360,834	USD	6,739,000	12/19/2007	(238,274)
*GBP	706,806	USD	1,423,861	11/15/2007	(45,102)
*JPY	801,659,992	USD	6,965,000	12/19/2007	(24,159)
*NOK	19,199,801	USD	3,340,000	12/19/2007	(234,483)
*NZD	9,428,482	USD	6,762,168	12/19/2007	(472,280)
NZD	142,728	USD	101,479	11/21/2007	(8,355)
SEK	4,625,481	USD	681,450	12/11/2007	(47,234)
*USD	13,863,981	JPY	1,576,841,714	12/19/2007	(116,510)
USD	5,852,243	JPY	673,382,462	11/21/2007	(726)

					$(2,447,865)

Net Unrealized Appreciation (Depreciation)					$226,982

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar CAD — Canada Dollar CHF — Swiss Franc DKK — Danish Krone	EUR — Euro Dollar GBP — British Pound JPY — Japanese Yen NOK — Norwegian Krone	NZD — New Zealand Dollar SEK — Swedish Krona USD — United States Dollar
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made by	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Appreciation

ABN Amro Bank	SEK 11,000	12/19/17	4.500%	3 month SKOF	$(52,014)	$6,993
Bank Of America NA	USD 4,810	12/19/09	5.000%	3 month LIBOR	(41,893)	84,661
	CAD 1,900	05/30/13	4.955%	3 month CDOR	—	17,769
	CAD 260	05/31/38	3 month CDOR	4.990%	—	856
Barclay’s Bank	USD 11,830	12/19/09	5.000%	3 month LIBOR	3,283	101,902
	GBP 8,490	05/17/12	6 month UKRPI	2.860%	—	150,294
	GBP 870	05/24/12	6 month UKRPI	2.860%	565	18,184
	GBP530	05/31/12	6 month UKRPI	2.890%	—	226,078
	GBP 480	06/07/12	6 month UKRPI	3.000%	—	115,373
	EUR 2,170	12/19/12	4.500%	6 month EURO	667	6,249
	EUR 4,320	12/19/12	4.500%	6 month EURO	11,167	2,602
	GBP 3,240	12/19/12	5.750%	6 month UKRPI	(101,797)	154,190
	GBP 3,110	12/19/12	6 month UKRPI	5.750%	(75,027)	125,317
	GBP 3,860	12/19/12	5.750%	6 month UKRPI	(9,386)	71,804
	GBP 1,560	12/19/12	6 month UKRPI	5.750%	(32,848)	58,074
	GBP 1,290	12/19/12	6 month UKRPI	5.750%	(17,184)	38,044
	GBP 840	12/19/12	6 month UKRPI	5.750%	(14,782)	28,366
	GBP 2,440	12/19/12	5.750%	6 month UKRPI	(27,377)	66,833
	SEK 15,000	12/19/12	4.500%	3 month SKOF	(35,514)	7,717
	SEK 4,000	12/19/12	4.500%	3 month SKOF	(5,192)	154
	USD 12,430	12/19/12	5.000%	3 month LIBOR	(265,704)	362,915
	USD 6,800	12/19/12	5.000%	3 month LIBOR	(144,987)	198,168
	USD 2,020	12/19/12	5.000%	3 month LIBOR	(53,873)	69,671
	USD 3,640	12/19/12	3 month LIBOR	5.000%	(9,127)	37,594
	USD 1,950	12/19/12	3 month LIBOR	5.000%	(10,645)	25,895
	USD 2,200	12/19/12	3 month LIBOR	5.000%	(5,971)	23,176
	USD 1,620	12/19/12	3 month LIBOR	5.000%	(5,925)	18,594
	USD 7,880	12/19/12	5.000%	3 month LIBOR	119,849	0
	USD 7,050	12/19/12	5.000%	3 month LIBOR	(65,737)	120,873
	GBP 8,490	05/17/17	3.050%	6 month UKRPI	—	264,098
	GBP 900	05/17/17	6 month UKRPI	5.203%	—	1,581
	SEK 100,000	12/19/17	3 month SKOF	4.500%	300,275	109,014
	SEK 14,000	12/19/17	4.500%	3 month SKOF	(92,082)	34,782
	SEK 12,000	12/19/17	4.500%	3 month SKOF	(33,402)	33,402
	SEK 9,000	12/19/17	4.500%	3 month SKOF	(50,507)	13,671
	SEK 4,000	12/19/17	4.500%	3 month SKOF	(23,515)	7,144
	SEK 12,000	12/19/17	4.500%	3 month SKOF	(23,306)	1,068
	USD 1,460	12/19/22	5.250%	3 month LIBOR	(89,247)	88,855
	USD 960	12/19/27	5.250%	3 month LIBOR	(50,784)	42,129
	USD 900	12/19/27	5.250%	3 month LIBOR	(25,283)	17,170
	USD 410	12/19/27	3 month LIBOR	5.250%	(1,267)	—
	USD 3,580	12/20/27	3 month LIBOR	6.000%	(41,527)	338,599
	USD 1,930	12/20/27	6.000%	3 month LIBOR	16,809	143,408
	USD 6,000	12/20/27	6.000%	3 month LIBOR	(8,091)	89,909
	USD 2,470	12/20/27	6.000%	3 month LIBOR	(3,117)	36,798
	USD 2,390	12/20/27	6.000%	3 month LIBOR	(1,513)	34,104
	EUR 1,620	12/19/37	4.500%	6 month EURO	(162,627)	50,576
	EUR 1,660	12/19/37	6 month EURO	4.500%	79,702	1,397
	EUR 830	12/19/37	6 month EURO	4.500%	38,050	667
Citibank NA	USD 15,190	12/19/09	5.000%	3 month LIBOR	(59,367)	—
	USD 2,700	09/21/11	5.600%	3 month LIBOR	5,318	77,838
	GBP 3,180	12/19/12	5.750%	6 month UKRPI	(96,804)	148,226
	GBP 1,340	12/19/12	5.750%	6 month UKRPI	(1,661)	23,297
	JPY 240,000	12/19/12	1.500%	6 month JYOR	(2,473)	17,536
	JPY 124,000	12/19/12	6 month JYOR	1.500%	(5,956)	15,035
	SEK 14,000	12/19/12	4.500%	3 month SKOF	(28,986)	3,042
	USD 3,750	12/19/12	3 month LIBOR	5.000%	(87,259)	116,587
	USD 2,190	12/19/12	3 month LIBOR	5.000%	(16,415)	33,542
	USD 1,520	12/19/12	3 month LIBOR	5.000%	(8,929)	20,817
	USD 530	12/19/12	5.000%	3 month LIBOR	(1,605)	5,750
	JPY 715,000	12/19/14	1.750%	6 month JYOR	38,347	64,101
	JPY 701,000	12/19/14	1.750%	6 month JYOR	44,790	14,044
	JPY 1,210,000	12/19/17	2.000%	6 month JYOR	(137,179)	347,562
	USD 5,480	12/19/27	5.250%	3 month LIBOR	(418,133)	368,728
	USD 200	12/19/27	5.250%	3 month LIBOR	(4,632)	6,435
	USD 6,850	12/20/27	6.000%	3 month LIBOR	2,980	565,439
	USD 1,820	12/20/27	6.000%	3 month LIBOR	(4,020)	28,838
Credit Suisse First Boston International (London)	EUR 45,190	12/19/09	4.500%	6 month EURO	(213,016)	136,407
	EUR 210	12/19/12	4.500%	6 month EURO	(1,044)	1,714
	EUR 150	12/19/12	4.500%	6 month EURO	(547)	1,026
	EUR 270	12/19/12	4.500%	6 month EURO	(149)	1,010
	GBP 1,120	12/19/12	6 month UKRPI	5.750%	(20,098)	38,209
	GBP 590	12/19/12	6 month UKRPI	5.750%	(5,394)	14,935
	SEK 15,000	12/19/12	3 month SKOF	4.500%	11,666	16,130
	SEK 15,000	12/19/12	4.500%	3 month SKOF	(34,905)	7,108
	USD 10,990	12/19/12	5.000%	3 month LIBOR	(202,885)	288,835
	USD 6,440	12/19/12	5.000%	3 month LIBOR	(127,315)	177,680
	USD 6,630	12/19/12	5.000%	3 month LIBOR	(61,796)	113,648
	USD 7,900	12/19/12	5.000%	3 month LIBOR	(7,153)	68,936
	USD 3,070	12/19/12	5.000%	3 month LIBOR	(37,376)	61,386
	USD 3,650	12/19/12	5.000%	3 month LIBOR	(17,750)	46,296
	USD 1,610	12/19/12	3 month LIBOR	5.000%	(13,138)	25,729
	USD 740	12/19/12	5.000%	3 month LIBOR	(17,200)	22,987
	USD 1,230	12/19/12	5.000%	3 month LIBOR	(8,656)	18,275
	USD 1,660	12/19/12	3 month LIBOR	5.000%	2,166	16,600
	EUR 11,700	07/06/15	6 month EURO	3.639%	—	670,958
	EUR 10,490	12/19/17	4.500%	6 month EURO	(530,953)	341,085
	EUR 950	12/19/17	4.500%	6 month EURO	(37,797)	20,602
	EUR 7,160	12/19/17	4.500%	6 month EURO	(138,771)	9,176
	SEK 28,000	12/19/17	3 month SKOF	4.500%	83,550	31,051
	SEK 11,000	12/19/17	4.500%	3 month SKOF	(70,709)	25,688
	SEK 5,000	12/19/17	4.500%	3 month SKOF	(28,674)	8,209
	SEK 4,000	12/19/17	4.500%	3 month SKOF	(24,383)	8,011
	SEK 5,000	12/19/17	4.500%	3 month SKOF	(23,859)	3,236
	USD 1,030	12/19/27	5.250%	3 month LIBOR	(67,205)	57,919
	USD 1,120	12/19/27	5.250%	3 month LIBOR	(65,030)	54,933
	USD 3,360	12/19/27	5.250%	3 month LIBOR	(333,705)	303,413
	USD 550	12/19/27	5.250%	3 month LIBOR	(14,598)	—
	EUR 2,760	12/19/37	4.500%	6 month EURO	(310,183)	119,283
	EUR 2,760	12/19/37	4.500%	6 month EURO	(305,944)	115,043
	EUR 1,630	12/19/37	4.500%	6 month EURO	(161,000)	48,258
	EUR 1,360	12/19/37	4.500%	6 month EURO	(131,303)	37,236
	USD 1,110	12/19/37	5.250%	3 month LIBOR	(103,291)	86,590
Deutsche Bank AG	AUD 11,280	12/19/12	6 month BBSW	6.500%	179,404	168,390
	AUD 1,020	12/19/12	6 month BBSW	6.500%	23,972	675
	CAD 3,090	12/19/12	4.500%	6 month CDOR	(81,236)	49,127
	CAD 2,200	12/19/12	4.500%	3 month CDOR	(65,357)	42,496
	CAD 1,270	12/19/12	4.500%	3 month CDOR	(21,281)	34,476
	CAD 1,370	12/19/12	4.500%	3 month CDOR	(15,287)	29,523
	CAD 1,330	12/19/12	4.500%	6 month CDOR	(15,088)	28,908
	CAD 1,290	12/19/12	4.500%	6 month CDOR	(11,446)	24,851
	EUR 1,750	12/19/12	4.500%	6 month EURO	(34,356)	28,778
	JPY 1,184,000	12/19/12	1.500%	6 month JYOR	(137,991)	234,403
	USD 890	12/19/12	5.000%	3 month LIBOR	(26,459)	33,419
	USD 1,410	12/19/12	3 month LIBOR	5.000%	(5,832)	16,860
	USD 1,100	12/19/12	3 month LIBOR	5.000%	1,434	7,169
	USD 520	12/19/12	5.000%	3 month LIBOR	8,278	—
	JPY 861,000	12/19/14	1.750%	6 month JYOR	(137,482)	260,828
	EUR 6,520	12/19/17	4.500%	6 month EURO	(293,166)	175,155
	EUR 4,890	12/19/17	4.500%	6 month EURO	(186,937)	98,429
	EUR 1,520	12/19/37	4.500%	6 month EURO	(106,191)	211,325
Lehman Brothers	JPY 633,000	12/17/10	1.188%	6 month JYOR	—	—
	JPY 401,000	12/17/15	6 month JYOR	0.898%	—	—
	USD 2,920	12/20/27	3 month LIBOR	6.000%	(47,309)	—
	JPY 81,000	12/17/38	2.648%	6 month JYOR	—	—
Merril Lynch Capital Markets	CAD 1,470	12/19/12	4.500%	3 month CDOR	(14,617)	29,890
	CAD 1,090	12/19/12	4.500%	6 month CDOR	(10,868)	22,193
Morgan Stanley Capital Services	GBP 2,700	11/01/12	3.098%	6 month UKRPI	—	—
	USD 3,430	12/19/12	3 month LIBOR	5.000%	(31,691)	58,516
	SEK 55,000	12/19/17	4.500%	3 month SKOF	177,236	47,873
	GBP 870	12/19/12	6 month UKRPI	5.750%	(5,641)	19,709
	USD 2,030	12/19/12	3 month LIBOR	5.000%	(3,421)	3,421
The Royal Bank of Scotland	GBP 1,130	06/11/12	6 month UKRPI	3.055%	—	483,642
UBS AG	GBP 2,040	12/19/10	6 month UKRPI	5.750%	(28,827)	17,791
	GBP 2,050	12/19/10	5.750%	6 month UKRPI	(17,321)	6,231
	GBP 830	12/19/10	5.750%	6 month UKRPI	(2,759)	4,431
	AUD 700	12/19/12	6.500%	6 month BBSW	14,329	7,235
	EUR 6,500	12/19/12	6 month EURO	4.500%	(61,271)	40,554
	EUR 450	12/19/12	4.500%	6 month EURO	(1,354)	2,785
	GBP 940	12/19/12	6 month UKRPI	5.750%	(17,342)	17,342
	JPY 227,000	12/19/12	6 month JYOR	1.500%	464	16,157
	SEK 13,000	12/19/12	3 month SKOF	4.500%	(26,884)	2,793

					$(5,813,610)	$10,526,512

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made by	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	(Depreciation)

ABN Amro Bank	EUR 1,180	12/19/17	6 month EURO	4.500%	$32,282	$(10,924)
Bank of America NA	CAD 3,020	05/31/10	3 month CDOR	4.967%	—	(19,688)
Barclay’s Bank	EUR 15,320	12/19/09	6 month EURO	4.500%	143,645	(117,673)
	GBP 170	12/19/12	6 month UKRPI	5.750%	(3,564)	(54)
	GBP 260	12/19/12	6 month UKRPI	5.750%	8,461	(12,666)
	GBP 3,150	12/19/12	6 month UKRPI	5.750%	84,243	(135,180)
	SEK 7,520	12/19/12	4.500%	3 month SKOF	(6,100)	(7,835)
	SEK 43,000	12/19/12	4.500%	3 month SKOF	(60,723)	(18,961)
	USD 1,550	12/19/12	3 month LIBOR	5.000%	6,892	(6,892)
	USD 1,170	12/19/12	3 month LIBOR	5.000%	(1,402)	(7,749)
	USD 2,320	12/19/12	3 month LIBOR	5.000%	27,050	(45,194)
	GBP 90	05/24/17	6 month UKRPI	5.218%	—	(263)
	GBP 870	05/24/17	3.050%	6 month UKRPI	—	(217,583)
	GBP 60	05/31/17	6 month UKRPI	5.238%	—	(267)
	GBP 530	05/31/17	3.075%	6 month UKRPI	—	(233,145)
	GBP 50	06/07/17	6 month UKRPI	5.344%	—	(601)
	GBP 480	06/07/17	3.133%	6 month UKRPI	—	(211,933)
	EUR 420	12/19/17	6 month EURO	4.500%	17,743	(10,141)
	EUR 920	12/19/17	6 month EURO	4.500%	36,296	(19,645)
	EUR 920	12/19/17	6 month EURO	4.500%	11,226	(24,734)
	EUR 1,450	12/19/17	6 month EURO	4.500%	70,357	(44,113)
	EUR 1,270	12/19/17	6 month EURO	4.500%	17,505	(17,275)
	SEK 8,800	12/19/17	4.500%	3 month SKOF	(23,217)	(12,801)
	USD 1,320	12/19/17	3 month LIBOR	5.250%	31,391	(46,060)
	USD 550	12/19/27	3 month LIBOR	5.250%	34,277	(29,319)
	USD 1,130	12/19/27	5.250%	3 month LIBOR	77,864	(67,677)
	USD 5,090	12/20/27	6.000%	3 month LIBOR	46,273	(115,682)
	USD 6,140	12/19/27	5.250%	3 month LIBOR	413,069	(357,713)
	GBP 580	12/19/37	4.750%	6 month UKRPI	(13,188)	(195)
	GBP 1,150	12/19/37	4.500%	6 month UKRPI	(29,873)	(442)
	GBP 1,650	12/19/37	6 month UKRPI	4.750%	78,498	(31,715)
Citibank NA	GBP 1,380	12/19/12	5.750%	6 month UKRPI	45,085	(67,400)
	GBP 3,210	12/19/12	6 month UKRPI	5.750%	135,754	(187,661)
	JPY 299,000	12/19/12	6 month JYOR	1.500%	(13,017)	(8,876)
	JPY 200,000	12/19/12	1.500%	6 month JYOR	5,403	(20,047)
	JPY 171,000	12/19/12	6 month JYOR	1.500%	24,338	(38,262)
	JPY 478,000	12/19/12	6 month JYOR	1.500%	56,835	(95,758)
	USD 5,780	12/19/12	3 month LIBOR	5.000%	144,967	(190,171)
	JPY 343,000	12/19/14	6 month JYOR	1.750%	44,816	(93,954)
	JPY 713,000	12/19/14	6 month JYOR	1.750%	18,833	(120,977)
	JPY 2,240,000	12/19/14	6 month JYOR	1.750%	324,904	(645,805)
	GBP 120	06/12/17	6 month UKRPI	5.404%	—	(5,793)
	USD 1,740	12/19/27	3 month LIBOR	5.250%	123,508	(107,821)
Credit Suisse First Boston International (London)	EUR 12,720	12/19/09	6 month EURO	4.500%	108,730	(87,166)
	EUR 15,270	12/19/09	6 month EURO	4.500%	141,814	(115,927)
	USD 2,200	04/18/11	5.368%	3 month LIBOR	—	(47,394)
	EUR 340	12/19/12	6 month EURO	4.500%	7,322	(6,238)
	EUR 17,790	12/19/12	6 month EURO	4.500%	142,994	(86,295)
	SEK 5,000	12/19/12	3 month SKOF	4.500%	13,589	(4,324)
	SEK 5,100	12/19/12	4.500%	3 month SKOF	16,466	(7,015)
	USD 1,710	12/19/12	5.000%	3 month LIBOR	23,996	(23,996)
	USD 3,170	12/19/12	3 month LIBOR	5.000%	110,835	(135,627)
	USD 8,120	12/19/12	3 month LIBOR	5.000%	179,545	(243,049)
	EUR 510	12/19/17	6 month EURO	4.500%	13,566	(4,335)
	EUR 390	12/19/17	6 month EURO	4.500%	17,245	(10,186)
	EUR 520	12/19/17	6 month EURO	4.500%	20,761	(11,349)
	EUR 600	12/19/17	6 month EURO	4.500%	28,997	(18,138)
	EUR 1,150	12/19/17	6 month EURO	4.500%	53,927	(33,112)
	EUR 5,280	12/19/17	6 month EURO	4.500%	278,377	(182,810)
	EUR 5,290	12/19/17	6 month EURO	4.500%	280,467	(184,719)
	SEK 15,000	12/19/17	3 month SKOF	4.500%	76,458	(15,064)
	USD 200	12/19/27	5.250%	3 month LIBOR	856	(856)
	USD 290	12/19/27	3 month LIBOR	5.250%	4,544	(7,159)
	USD 350	12/19/27	3 month LIBOR	5.250%	17,202	(14,047)
	USD 390	12/19/27	3 month LIBOR	5.250%	19,718	(16,202)
	USD 2,580	12/19/27	3 month LIBOR	5.250%	159,470	(136,210)
	USD 15,210	12/20/27	3 month LIBOR	6.000%	(6,393)	(201,016)
	EUR 1,400	12/10/35	3.904%	6 month EURO	6,509	(287,380)
	EUR 1,240	12/19/37	4.500%	6 month EURO	(62,563)	(22,462)
	EUR 5,510	12/19/37	6 month EURO	4.500%	649,915	(272,101)
	GBP 1,830	12/19/37	6 month UKRPI	4.750%	88,085	(36,198)
Deutsche Bank AG	AUD 760	12/19/12	6.500%	6 month BBSW	(11,401)	(12,032)
	AUD 3,510	12/19/12	6.500%	6 month BBSW	(62,774)	(45,357)
	AUD 1,710	12/19/12	6.500%	6 month BBSW	(26,608)	(26,072)
	AUD 10,780	12/19/12	6.500%	6 month BBSW	(110,599)	(221,779)
	CAD 1,560	12/19/12	3 month CDOR	4.500%	37,023	(20,812)
	EUR 4,063	12/19/12	4.500%	6 month EURO	(1,680)	(11,269)
	EUR 16,000	12/19/17	3 month SKOF	4.500%	(42,202)	(23,284)
	EUR 1,690	12/19/17	6 month EURO	4.500%	19,723	(50,312)
	JPY 870,000	12/19/17	6 month JYOR	2.000%	124,923	(276,190)
	EUR 550	05/23/36	6 month EURO	3.073%	—	(30,925)
Merril Lynch Capital Markets	USD 2,800	07/19/10	4.398%	3 month LIBOR	—	(31,855)
	USD 2,600	03/10/11	5.236%	3 month LIBOR	—	(43,922)
Morgan Stanley Capital Services	GBP 1,610	10/16/12	3.093%	6 month UKRPI	—	(359,272)
Merril Lynch Capital Markets	EUR 650	04/14/36	4.446%	6 month EURO	—	(53,453)
	EUR 650	04/14/36	4.438%	6 month EURO	—	(54,610)
	GBP 1,740	12/19/37	6 month UKRPI	4.750%	84,727	(35,392)
The Royal Bank of Scotland	GBP 4,200	12/19/10	5.750%	6 month UKRPI	35,953	(58,674)
	GBP 1,130	06/12/17	3.165%	6 month UKRPI	(7,174)	(491,573)
	USD 1,250	12/19/27	3 month LIBOR	5.250%	63,960	(52,690)
UBS AG	GBP 3,320	12/19/10	6 month UKRPI	5.750%	(7,599)	(173)
	GBP 2,070	12/19/10	6 month UKRPI	5.750%	(3,425)	(101,601)
	GBP 2,070	12/19/10	6 month UKRPI	5.750%	569	(11,767)
	AUD 2,080	12/19/12	6.500%	6 month BBSW	(47,367)	(16,711)
	AUD 2,790	12/19/12	6.500%	6 month BBSW	(36,824)	(48,358)
	AUD 1,880	12/19/12	6 month BBSW	6.500%	20,575	(57,983)
	AUD 2,330	12/19/12	6 month BBSW	6.500%	32,312	(104,091)
	GBP 4,650	12/19/12	5.750%	6 month UKRPI	68,342	(143,535)
	GBP 5,390	12/19/12	5.750%	6 month UKRPI	120,291	(207,450)
	JPY 121,000	12/19/12	6 month JYOR	1.500%	14,938	(24,790)
	JPY 258,000	12/19/12	1.500%	6 month JYOR	13,621	(32,512)
	JPY 351,000	12/19/12	1.500%	6 month JYOR	16,032	(41,732)
	JPY 395,000	12/19/12	1.500%	6 month JYOR	29,661	(58,582)
	JPY 701,000	12/19/14	1.750%	6 month JYOR	54,196	(145,749)

					$4,682,056	$(8,511,517)

Net Unrealized Appreciation (Depreciation)					$(1,131,554)	$2,014,995

BBSW — Australian Bank Bill Swap Reference Rate CDOR — Canadian Dollar Offered Rate EUR — Euro Offered Rate	JYOR — Japanese Yen Offered Rate LIBOR — London Interbank Offered Rate SKOF — Swedish Krona Offered Rate	UK RPI — United Kingdom Retail Price Index ZDOR — New Zealand Dollar Offered Rate
See Notes to Portfolio of Investments

Industry Allocation*
Foreign Government Agencies	56.5%
Time Deposits	8.6
Federal Home Loan Mtg. Corp.	6.6
United States Treasury Bonds	5.8
Banks-Special Purpose	4.4
Federal National Mtg. Assoc.	4.2
Collateralized Mortgage Obligation — Other	3.9
Asset Backed Securities	2.4
Banks-Money Center	2.4
Federal Home Loan Bank	1.5
Banks-Commercial	1.0
Home Equity Other	0.8
Diversified Financial Services	0.7
Cable TV	0.4
Banks-Cooperative	0.3
Commercial Services	0.3
Tobacco	0.3
Finance-Investment Banker/Broker	0.2
Insurance-Multi-line	0.2
Insurance-Property/Casualty	0.1
Special Purpose Entities	0.1
Telephone-Integrated	0.1
Transport-Rail	0.1

100.9%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — October 31, 2007

Convertible Bonds & Notes — 0.8%	Shares/ Principal Amount	Value (Note 1)

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$50,000	$44,312
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,750,000	1,238,125

		1,282,437

MEDICAL INSTRUMENTS — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	125,000	164,531

MEDICAL-BIOMEDICAL/GENE — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	200,000

TELECOM SERVICES — 0.3%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,125,000	1,181,250

TOTAL CONVERTIBLE BONDS & NOTES (cost $2,968,899)		2,828,218

Corporate Bonds & Notes — 78.5%

ADVERTISING SERVICES — 0.4%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	525,000	493,500
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	900,000	900,000

		1,393,500

AGRICULTURAL CHEMICALS — 1.0%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	550,000	540,375
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	355,000	355,000
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	1,925,000	2,035,687
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	575,000	619,563

		3,550,625

AIRLINES — 1.1%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	2,552,812
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	497,932	499,177
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	438,813
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	239,906	240,805

		3,731,607

APPLICATIONS SOFTWARE — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	625,000	673,438

AUTO-CARS/LIGHT TRUCKS — 3.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	5,800,000	4,205,000
General Motors Corp. Debentures 8.25% due 07/15/23	2,665,000	2,405,162
General Motors Corp. Senior Bonds 8.38% due 07/15/33	3,841,000	3,495,310

		10,105,472

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
Lear Corp. Senior Notes 8.75% due 12/01/16	1,050,000	1,008,000
Visteon Corp. Senior Notes 8.25% due 08/01/10	565,000	525,450

		1,533,450

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

BEVERAGES-NON-ALCOHOLIC — 0.2%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	650,000	628,875

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.6%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,581,000
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14 (6)	900,000	589,500

		2,170,500

BUILDING PRODUCTS-WOOD — 0.2%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	775,000	658,750

CABLE TV — 2.4%
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	3,624,000	3,506,220
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,212,000	2,278,360

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	525,000	525,000
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	350,000	349,125
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(6)	1,600,000	1,652,000

		8,310,705

CASINO HOTELS — 2.7%
Eldorado Casino Corp. Sec. Bonds 10.00% due 08/01/12(2)(5)	2,046,934	2,046,934
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	3,250,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 8.19% due 03/15/14*(4)	675,000	659,812
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	2,000,000	1,655,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	500,000	510,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,150,000	1,190,250

		9,311,996

CASINO SERVICES — 0.2%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	525,000	527,625

CELLULAR TELECOM — 1.6%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	690,000	731,400
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	275,000	292,188
Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(4)	925,000	952,750
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	950,000	942,875
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	800,000	794,000
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13*(4)	1,150,000	1,174,437
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(4)	620,000	632,400

		5,520,050

CHEMICALS-SPECIALTY — 2.9%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	1,750,000	1,850,625
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,600,000	1,720,000
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	800,000	830,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	3,425,000	3,305,125
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,315,000	2,233,975

		9,939,725

COMPUTER SERVICES — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,575,000	1,571,063
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	205,000	209,100

		1,780,163

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	625,000	570,313

CONSUMER PRODUCTS-MISC. — 0.3%
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(6)	1,000,000	935,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	200,000	205,000

		1,140,000

CONTAINERS-METAL/GLASS — 1.3%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	350,000	329,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,765,000	1,729,700

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,204,000	2,292,160

		4,350,860

CONTAINERS-PAPER/PLASTIC — 1.3%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	635,000	635,000
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	2,006,000	1,735,190
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	2,000,000	1,987,500

		4,357,690

COSMETICS & TOILETRIES — 0.3%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	925,000	904,188
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	225,000	210,375

		1,114,563

DATA PROCESSING/MANAGEMENT — 0.2%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	650,000	602,875

DIRECT MARKETING — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,925,000	1,925,000

DISTRIBUTION/WHOLESALE — 0.5%
Varietal Distribution, Inc. Senior Notes 10.25% due 07/15/15*	1,775,000	1,721,750

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	775,000	707,187
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(4)	550,000	497,750
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	600,000	558,000
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	175,000	174,125

		1,937,062

ELECTRIC-GENERATION — 2.9%
AES Corp. Senior Notes 7.75% due 10/15/15*	2,250,000	2,252,812
AES Corp. Senior Notes 8.00% due 10/15/17*	3,825,000	3,858,469
Edison Mission Energy Senior Notes 7.20% due 05/15/19*	2,125,000	2,077,187
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	1,325,000	1,262,063
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	301,008	323,584

		9,774,115

ELECTRIC-INTEGRATED — 1.7%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	750,000	758,438
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	2,325,000	2,351,156
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	825,000	810,562
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.25% due 11/01/15*	2,000,000	2,010,000

		5,930,156

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	770,000	712,250
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	1,720,000	1,758,700
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	1,125,000	1,018,125
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	705,000	638,906
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	60,000	57,675

		4,185,656

ELECTRONICS-MILITARY — 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	1,200,000	1,191,000

ENERGY-ALTERNATE SOURCES — 0.6%
Aventine Renewable Energy Holdings, Inc. Notes 10.00% due 04/01/17	1,075,000	956,750

VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	375,000	308,438
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	650,000	644,312

		1,909,500

FINANCE-AUTO LOANS — 2.2%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	6,175,000	5,955,504
General Motors Acceptance Corp. Notes 7.32% due 12/01/14(4)	1,850,000	1,645,758

		7,601,262

FOOD-MEAT PRODUCTS — 0.3%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	200,000	202,000
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	960,000	988,800

		1,190,800

FOOD-MISC. — 0.4%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	583,500
Wornick Co. Sec. Notes 10.88% due 07/15/11†(8)	1,100,000	759,000

		1,342,500

FUNERAL SERVICES & RELATED ITEMS — 0.7%
Service Corp. International Senior Notes 6.75% due 04/01/16	375,000	362,813
Service Corp. International Senior Notes 7.63% due 10/01/18	378,000	387,450
Service Corp. International Senior Notes 7.00% due 06/15/17	1,625,000	1,588,437

		2,338,700

GAMBLING (NON-HOTEL) — 1.1%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,200,000	1,158,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	650,000	646,750
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	950,000	959,500
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	881,000	881,000

		3,645,250

GOLF — 0.2%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	800,000	536,000

HOME FURNISHINGS — 0.4%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	1,714,000	1,384,055

HOTEL/MOTEL — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	750,000	727,500

HUMAN RESOURCES — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	375,000	397,500

INDEPENDENT POWER PRODUCERS — 4.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(9)	8,225,000	8,883,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,750,000	2,743,125
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	200,000	221,000
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	725,000	731,344
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	1,275,000	1,286,156

		13,864,625

INSURANCE BROKERS — 0.3%
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(4)	725,000	674,250
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	425,000	375,063

		1,049,313

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.2%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	2,000,000	2,025,000
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	1,100,000	1,120,625

LVB Acquisition Merger, Inc. Senior Notes 10.00% due 10/15/17*	800,000	822,000

		3,967,625

MACHINERY-FARMING — 0.0%
Case Corp. Notes 7.25% due 01/15/16	100,000	104,125

MEDICAL INFORMATION SYSTEMS — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,375,000	1,359,531

MEDICAL PRODUCTS — 0.8%
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,300,000	1,257,750
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	675,000	686,812
Universal Hospital Services, Inc. Senior Notes 8.29% due 06/01/15*(4)	800,000	802,000

		2,746,562

MEDICAL-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,675,000	1,712,688

MEDICAL-HOSPITALS — 4.4%
Community Health Systems, Inc. Senior Sec. Notes 8.88% due 07/15/15*	4,755,000	4,814,437
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,250,000	1,109,375
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	650,000	672,750
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	6,100,000	6,420,250
HCA, Inc. Sec. Notes 9.63% due 11/15/16*	425,000	449,438
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	1,600,000	1,616,000

		15,082,250

MEDICAL-NURSING HOMES — 0.3%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	1,075,000	1,104,563

METAL PROCESSORS & FABRICATION — 0.2%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	625,000	667,188

METAL-DIVERSIFIED — 1.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	400,000	432,000
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,925,000	3,202,875
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	1,950,000	1,798,875
Noranda Aluminium Holding Corp. Senior Notes 11.14% due 11/15/14*	700,000	658,000

		6,091,750

MULTIMEDIA — 0.2%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	750,000	787,500

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(9)(10)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,775,000	1,775,000

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.4%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	400,000	408,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,200,000	1,146,000
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,200,000	1,119,000
Chaparral Energy, Inc. Senior Notes 8.88% due 02/01/17*	200,000	187,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	750,000	735,000
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	625,000	610,937
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	625,000	565,625

Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	93,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	800,000	792,000
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	550,000	543,125
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	2,625,000	2,582,344
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	250,000	246,250
Sabine Pass LNG LP Sec. Notes 7.25% due 11/30/13	400,000	392,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,500,000	1,470,000
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	630,500

		11,520,781

OIL-FIELD SERVICES — 0.4%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	775,000	784,687
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	694,753	717,963

		1,502,650

PAPER & RELATED PRODUCTS — 1.1%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	300,000	288,000
Bowater, Inc. Notes 6.50% due 06/15/13	950,000	755,250
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,150,000	1,063,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	850,000	833,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	725,000	706,875

		3,646,875

PHYSICIANS PRACTICE MANAGEMENT — 0.3%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	860,000	894,400

PIPELINES — 2.8%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	800,000	796,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	450,000	462,375
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,200,000	1,236,000
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,640,000	1,644,100
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,225,000	1,240,312
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	1,075,000	1,075,000
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	1,425,000	1,318,125
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,650,000	1,815,000

		9,586,912

POULTRY — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	630,000	634,725

PRINTING-COMMERCIAL — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	725,000	610,813

PUBLISHING-NEWSPAPERS — 0.1%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	630,000	478,800

PUBLISHING-PERIODICALS — 0.5%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,875,000	1,671,094

RECYCLING — 0.8%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	1,700,000	1,534,250
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	1,375,000	1,210,000

		2,744,250

RENTAL AUTO/EQUIPMENT — 0.9%
Rental Service Corp. Company Guar. Notes 9.50% due 12/01/14	550,000	528,687
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	2,325,000	2,476,125

		3,004,812

RESEARCH & DEVELOPMENT — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,100,000	1,028,500

RETAIL-DISCOUNT — 0.2%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	575,000	552,000

RETAIL-DRUG STORE — 0.9%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	575,000	541,937
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	2,625,000	2,428,125

		2,970,062

RETAIL-PETROLEUM PRODUCTS — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	600,000	591,000

RETAIL-RESTAURANTS — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	225,000	228,938
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,025,000	958,375

		1,187,313

RUBBER-TIRES — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	850,000	756,500

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(10)(12)	750,000	3,000

SOAP & CLEANING PREPARATION — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	125,000	129,375

SPECIAL PURPOSE ENTITIES — 3.4%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(6)	1,000,000	885,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	600,000	637,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	825,000	792,000
Consolidated Communications Holdings, Inc. Senior Notes 9.75% due 04/01/12	1,006,000	1,028,635
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	700,000	712,250
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	625,000	685,937
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	325,000	313,625
KAR Holdings, Inc. Senior Notes 8.91% due 05/01/14*(4)	825,000	783,750
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	825,000	789,937
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	664,000	703,840
MXEnergy Holdings, Inc. Senior Notes 12.81% due 08/01/11(4)	1,300,000	1,319,500
PNA Intermediate Holding Corp. Senior Notes 11.87% due 02/15/13*(4)	275,000	270,188
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(4)	1,025,000	987,844
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	625,000	614,063
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	425,000	401,625
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	500,000	513,750

		11,439,444

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	892,000	912,349

STEEL-PRODUCERS — 0.8%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,625,000	1,669,687
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	1,210,000	1,158,575

		2,828,262

STEEL-SPECIALTY — 0.2%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	675,000	718,875

STORAGE/WAREHOUSING — 0.3%
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	875,000	879,375

TELECOM SERVICES — 1.3%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	450,000	424,125
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,739,000
MasTec, Inc. Senior Notes 7.63% due 02/01/17	750,000	727,500
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,575,000	1,622,250

		4,512,875

TELEPHONE-INTEGRATED — 2.1%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	259,875
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	825,000	827,063
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	950,000	935,750
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,438,000	1,479,342
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	450,000	424,125
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	3,275,000	3,315,937

		7,242,092

TELEVISION — 2.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	675,000	685,125
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	325,000	298,594
ION Media Networks, Inc. Senior Notes 8.49% due 01/15/12*(4)	175,000	175,438
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,595,000	1,547,150
Paxson Communication Corp. Sec. Senior Notes 11.49% due 01/15/13*(4)	2,975,000	3,027,062
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	800,000	690,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	875,000	822,500

		7,245,869

THEATERS — 0.8%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,855,000	1,813,262
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	800,000	753,000

		2,566,262

TRANSACTIONAL SOFTWARE — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,400,000	1,351,000

TRANSPORT-AIR FREIGHT — 3.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	7,107,020
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,884,303	1,931,411
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	580,958
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,602,050

		11,221,439

TRANSPORT-SERVICES — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	325,000	334,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	550,000	533,500

		868,250

TRAVEL SERVICES — 0.5%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	595,000	612,106
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	880,000	950,400

		1,562,506

VITAMINS & NUTRITION PRODUCTS — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14	175,000	168,438

TOTAL CORPORATE BONDS & NOTES (cost $263,672,367)		267,054,206

Foreign Corporate Bonds & Notes — 8.7%

BUILDING & CONSTRUCTION-MISC. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	610,000	616,100

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	175,000	147,875

CONTAINERS-METAL/GLASS — 0.8%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,825,000	2,789,688

DIVERSIFIED MANUFACTURING OPERATIONS — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	925,000	962,000

ELECTRONIC COMPONENTS-MISC. — 0.4%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,380,000	1,304,100

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	950,000	1,026,000

FOOD-MEAT PRODUCTS — 0.7%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,325,000	1,378,000
JBS SA Senior Notes 10.50% due 08/04/16*	1,000,000	1,057,500

		2,435,500

INDEPENDENT POWER PRODUCER — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(8)	4,590,000	4,590

MEDICAL-DRUGS — 1.3%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	550,000	464,750
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(4)	1,600,000	1,584,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,275,000	1,259,062
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	925,000	927,313

		4,235,125

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08†(1)(2)(8)(11)	3,329,000	66,580

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*	500,000	482,500

MUSIC — 0.1%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	435,000	443,700

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	775,000	742,063
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*	1,475,000	1,463,937

		2,206,000

PAPER & RELATED PRODUCTS — 0.4%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	125,000	121,250
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	400,000	294,000
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,150,000	1,020,625

		1,435,875

PRINTING-COMMERCIAL — 0.2%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	850,000	786,250

SATELLITE TELECOM — 2.1%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	2,415,000	2,451,225
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,600,000	1,720,000
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	1,925,000	1,583,312
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	900,000	706,500
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	600,000	519,750

		6,980,787

SPECIAL PURPOSE ENTITY — 0.4%
Hellas Telecommunications Luxembourg II Sub. Notes 10.99% due 01/15/15*(4)	1,315,000	1,301,850

TELECOM SERVICES — 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	650,000	689,000

TRANSPORT-MARINE — 0.4%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14	625,000	660,938
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	725,000	710,500

		1,371,438

TRANSPORT-RAIL — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	371,000

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $34,538,435)		29,655,958

Loans (13)(14) — 3.9%

BEVERAGES-NON-ALCOHOLIC — 0.2%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(8)(9)	1,200,000	708,000

BUILDING-RESIDENTIAL/COMMERICAL — 0.3%
TOUSA, Inc. 13.13% due 07/31/13(2)	1,000,000	905,625

COMPUTER SERVICES — 0.3%
CompuCom Systems, Inc., Series B 8.63% due 08/30/14(2)	1,005,274	1,005,274

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11(2)(3)	1,477,150	1,491,922
Wind Finance SL S.A. – Second Lien 11.32% due 11/26/14 (2)	1,000,000	1,025,000

		2,516,922

ELECTRIC PRODUCTS-MISC. — 0.3%
Texas Competitive Electric 8.62% due 10/10/14(2)	1,000,000	1,000,000

FOOD-MISC. — 0.3%
Dole Food Co. 7.33% due 04/01/13(2)(3)	1,000,000	972,847

LEISURE PRODUCTS — 0.1%
AMC Entertainment Holdings, Inc. 10.69% due 06/15/12(2)(3)	513,813	500,968

MEDICAL-DRUGS — 0.4%
Triax Pharmaceuticals LLC — First Lien 15.54% due 08/30/11(1)(2)(3)(17)(18)	1,503,875	1,352,446

MEDICAL-HOSPITALS — 0.3%
Iasis Healthcare Corp. 10.61% due 06/15/14(2)	1,054,349	1,007,892

OIL-FIELD SERVICES — 0.3%
Stallion Oilfield Service 9.82% due 07/30/12(2)	1,000,000	985,000

RENTAL AUTO/EQUIPMENT — 0.1%
Neff Corp. 8.90% due 11/30/14(2)	500,000	452,917

TELECOM SERVICES — 0.3%
Telesat Holdings, Inc. 8.24% due 10/30/14(2)(18)	921,260	913,199

TRAVEL SERVICE — 0.3%
Travelport Holdngs Ltd. 12.20% due 03/27/12(2)(3)	1,064,645	1,032,705

TOTAL LOANS (cost $13,839,698)		13,353,795

Common Stock — 4.7%

CASINO SERVICES — 0.1%
Capital Gaming International, Inc.†(1)(2)	103	0
Shreveport Gaming Holdings, Inc.(1)(2)(3)	17,578	404,698

		404,698

CELLULAR TELECOM — 3.8%
iPCS, Inc.(2)(3)	363,187	12,983,935

INDEPENDENT POWER PRODUCER — 0.1%
Mirant Corp.†	5,913	250,475

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(16)	128,418	53,936

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
Critical Care Systems International, Inc.(1)(2)(3)	70,165	368,366

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc.†	89	162

OIL-FIELD SERVICES — 0.6%
Trico Marine Services, Inc.†	63,588	2,063,431

TOTAL COMMON STOCK (cost $7,752,522)		16,125,003

Preferred Stock — 1.2%

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC, Class C(1)(2)(3)(16)	39,178	78,353

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
EXCO Resources, Inc. Convertible Series A-1, 7.00%(1)(3)(5)	302	3,442,800
Transmeridian Exploration, Inc. 15.00%(1)	7,255	580,400

		4,023,200

TOTAL PREFERRED STOCK (cost $3,767,518)		4,101,553

Warrants — 0.0%†

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)*(1)(2)	44,885	11,221

TELECOM SERVICES — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)*(1)(2)	4,650	0

Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	3,500	0

		0

TELEPHONE-INTEGRATED — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(1)(2)	2,400	24

TOTAL WARRANTS (cost $209,788)		11,245

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $326,749,227)		333,129,978

Repurchase Agreement — 1.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $3,372,000)(15)	3,372,000	3,372,000

TOTAL INVESTMENTS (cost $330,121,227)(7)	98.9%	336,501,978
Other assets less liabilities	1.1	3,722,627

NET ASSETS	100.0%	$340,224,607

Bonds & Notes Sold Short — (0.4%)

TELEPHONE-INTEGRATED — (0.4%)
Alltel Corp. Debentures 7.00% due 03/15/16 (Proceeds ($1,377,750))	$(1,650,000)	$(1,377,750)

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $100,475,796 representing 29.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1

(2)	Illiquid security

(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2007, the High Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings 10.36% due 06/15/12 Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813

		513,813	501,313	$500,968	$100	0.15%
Critical Care Systems International, Inc. Common Stock	6/20/06	70,165	583,324	368,366	5	0.11%

Exco Resources, Inc. Convertible Series A-1, 7.00% Prefered Stock	3/29/07	302	3,020,000	3,442,800	11,400	1.01%

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	1,125,000	1,125,000	1,181,250	100	0.35%
Dole Food Co. 7.33% due 04/01/13
Loan Agreement	9/17/07	1,000,000	946,400	972,847	100	0.29%

IPCS, Inc. Common Stock	7/20/04	363,187	5,509,819	12,983,935	36	3.82%

Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	404,698	23	0.12%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	4,750,000	0	0	0	0.00%

Stallion Oilfield Service 9.82% due 07/30/12 Loan Agreement	7/18/07	1,000,000	980,000	985,000	100	0.29%
Travelport Holdings, Ltd. 12.20% due 03/27/12 Loan Agreement	3/30/07	1,000,000	970,000
	8/1/07	32,389	32,389
	9/28/07	32,255	32,255

		1,064,644	1,034,644	1,032,705	100	0.30%
Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	53,936	53,936	0	0.02%

Triax Pharmaceuticals LLC 15.54%, Class C Loan Agreement	8/31/07	1,500,000	1,348,961
		3,875	3,875

		1,503,875	1,352,836	1,352,446	100	0.40%
Triax Pharmaceuticals LLC, Class C Preferred Stock	8/31/2007	39,177	78,353	78,353	2	0.02%

Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11 Loan Agreement	3/15/07	400,000	413,733
	2/27/07	200,000	208,021
	3/6/07	200,000	207,302
	3/19/07	200,000	206,909
	6/21/07	400,000	415,000
	8/15/07	77,150	26,194

		1,477,150	1,477,159	1,491,922	100	0.44%

				$24,849,226		7.30%

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Security in default

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	Bond is in default and did not pay principal at maturity.

(11)	Company has filed bankruptcy in country of issuance.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	See Note 2 for details of Joint Repurchase Agreement.

(16)	Consists of more than one class of securities traded together as a unit.

(17)	A portion of the interest is paid in the form of additional bonds.

(18)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Asset Backed Securities — 2.0%	Shares/ Principal Amount **	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Home Mtg. Assets Series 2006-4, Class 1A3 5.18% due 10/25/46(1)(2)	$104,378	$101,480
American Home Mtg. Assets Series 2007-5, Class A3 5.43% due 06/25/47(1)(2)	121,939	114,069
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 13C 0.00% due 07/27/36*(2)(3)(4)(5)	3,063,440	71,991
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 14C 0.00% due 01/27/37*(2)(3)(4)(5)	2,818,535	69,054
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 12C 0.00% due 02/27/37*(2)(3)(4)(5)	2,429,228	66,804
Bear Stearns Structured Products, Inc. Series 2007-N5, Class 5C 0.00% due 04/25/37*(2)(3)(4)(5)	3,449,227	91,404
Bear Stearns Structured Products, Inc. Series 2007-N3, Class 10C 0.00% due 04/27/37*(2)(3)(4)(5)	3,038,485	77,785
Countrywide Alternative Loan Trust Series 2007-OA7, Class CP 2.43% due 05/25/47*(2)(4)	2,066,444	81,705
Countrywide Alternative Loan Trust Series 2006-OA22, Class CP 2.64% due 09/25/35*(2)(4)	2,225,750	77,416
Countrywide Alternative Loan Trust Series 2006-0A21, Class A3 5.28% due 03/20/47(1)(2)	122,608	115,276
Countrywide Alternative Loan Trust Series 2006-OA16, Class M4 5.39% due 10/25/46(1)(2)(4)	100,000	67,541
Countrywide Alternative Loan Trust Series 2005-81, Class M1 5.57% due 02/25/37(1)(2)	74,719	67,602
Greenpoint Mtg. Funding Trust Series 2006-AR4, Class M1 5.28% due 09/25/46(1)(2)	100,000	89,299
Harborview Mortgage Loan Trust Series 2005-16, Class B2 5.72% due 01/19/36(1)(2)	147,694	129,562
Harborview Mtg. Loan Trust Series 2006-8, Class B4 5.70% due 08/21/36(1)(2)(4)	100,000	68,860
Lehman XS Trust Series 2007-4N, Class M4 6.13% due 03/25/47(1)(2)(4)	175,000	131,250
Luminent Mtg. Trust Series 2006-5, Class B1 5.23% due 07/25/36(1)(2)	149,391	126,983
Residential Accredit Loans, Inc. Series 2007-QO3, Class SB 0.00% due 03/25/47*(2)(3)(4)(5)	1,659,191	67,405
Residential Accredit Loans, Inc. Series 2007-QO4, Class SB 0.00% due 05/25/47*(2)(3)(4)(5)	2,678,123	115,494

TOTAL ASSET BACKED SECURITIES (cost $1,828,403)		1,730,980

Corporate Bonds & Notes — 38.7%

ADVANCED MATERIALS — 0.3%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	285,000	280,012

ADVERTISING AGENCY — 0.2%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	140,000	127,400

AGRICULTURAL CHEMICALS — 0.2%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	195,000	195,000

APPAREL MANUFACTURERS — 0.5%
Oxford Industries, Inc. Senior Notes 8.88% due 06/01/11	150,000	150,000
Phillips-Van Heusen Senior Notes 7.25% due 02/15/11	275,000	276,375

		426,375

AUTO-CARS/LIGHT TRUCKS — 0.3%
General Motors Corp. Senior Notes 7.13% due 07/15/13	170,000	157,675
General Motors Corp. Senior Bonds 8.38% due 07/15/33	135,000	122,850

		280,525

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Arvinmeritor, Inc. Senior Notes 8.75% due 03/01/12	275,000	273,625

BEVERAGES-WINE/SPIRITS — 0.2%
Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	155,000	154,613

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	310,000	274,350

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Goodman Global Holdings, Inc. Senior Notes 8.36% due 06/15/12(5)	54,000	54,270

BUILDING-RESIDENTIAL/COMMERICAL — 0.0%
Pulte Homes, Inc. Company Guar. Bonds 6.38% due 05/15/33	20,000	15,870

CABLE TV — 1.1%
Cablevision Systems Corp. Senior Notes 9.64% due 04/01/09(5)		335,000	344,212
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15		116,000	112,520
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10		90,000	91,800
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11		360,000	364,500
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14		15,000	15,300

			928,332

CASINO HOTELS — 2.0%
Las Vegas Sands Corp. Company Guar. Senior Notes 6.38% due 02/15/15		325,000	315,656
MGM Mirage, Inc. Company Guar. Sec. Senior Notes 6.00% due 10/01/09		660,000	658,350
Park Place Entertainment Corp. Senior Sub. Notes 8.88% due 09/15/08		300,000	304,125
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12		385,000	357,087
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16		105,000	102,769

			1,737,987

CHEMICALS-DIVERSIFIED — 0.8%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11		100,000	104,500
Equistar Chemicals LP/Equistar Funding Corp. Company Guar. Notes 10.13% due 09/01/08		129,000	133,192
Innophos Holdings, Inc. Senior Notes 9.50% due 04/15/12*		110,000	110,550
Lyondell Chemical Co. Company Guar. Notes 10.50% due 06/01/13		95,000	102,363
Westlake Chemical Corp. Company Guar. Senior Notes 6.63% due 01/15/16		195,000	186,712

			637,317

CHEMICALS-OTHER — 0.2%
Innophos, Inc. Company Guar. Senior Sub. Notes 8.88% due 08/15/14		175,000	176,313

CHEMICALS-SPECIALTY — 0.9%
JohnsonDiversey, Holdings Inc. Company Guar. Notes 9.63% due 05/15/12		205,000	212,688
JohnsonDiversey, Inc. Senior Sub. Notes 9.63% due 05/15/12	EUR	95,000	140,364
Nalco Co. Senior Notes 7.75% due 11/15/11		180,000	183,150
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13		220,000	231,550

			767,752

COAL — 0.5%
Foundation Pennsylvania Coal Co. Company Guar. Senior Notes 7.25% due 08/01/14		70,000	68,775
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13		370,000	349,650

			418,425

COMMERCIAL SERVICES — 0.6%
ARAMARK Corp. Company Guar. Notes 5.00% due 06/01/12		110,000	95,700
ARAMARK Corp. Company Guar. Notes 8.41% due 02/01/15(5)		15,000	15,075
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15		55,000	55,688
Iron Mountain, Inc. Company Guar. Senior Notes 7.75% due 01/15/15		210,000	212,625
Iron Mountain, Inc. Company Guar. Senior Notes 8.63% due 04/01/13		165,000	167,887

			546,975

COMPUTER SERVICES — 0.2%
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		195,000	198,900

CONSUMER PRODUCTS-MISC. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17		255,000	242,250

CONTAINERS-METAL/GLASS — 0.9%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13		150,000	152,625
Owens-Illinois, Inc. Senior Notes 7.35% due 05/15/08		30,000	30,150
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10		535,000	541,687

			724,462

CONTAINERS-PAPER/PLASTIC — 1.4%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	370,000	379,250
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	170,000	163,200
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12	60,000	59,550
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14	295,000	292,050
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	320,000	336,000

		1,230,050

DATA PROCESSING/MANAGEMENT — 0.1%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	100,000	95,750

DIALYSIS CENTERS — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	180,000	179,100

DIVERSIFIED MANUFACTURING OPERATIONS — 0.7%
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(6)	165,000	141,488
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	110,000	116,325
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	295,000	304,587

		562,400

DIVERSIFIED MINERALS — 0.0%
Glencore Nickel Property, Ltd. Bonds 9.00% due 12/01/14†(4)(7)	135,000	14

DIVERSIFIED OPERATIONS — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	50,000	44,888
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	25,000	20,445

		65,333

ELECTRIC-GENERATION — 0.2%
The AES Corp. Senior Notes 7.75% due 03/01/14	135,000	135,000
The AES Corp. Senior Notes 8.88% due 02/15/11	26,000	27,138
The AES Corp. Senior Notes 9.38% due 09/15/10	30,000	31,725

		193,863

ELECTRIC-INTEGRATED — 1.1%
Ipalco Enterprises, Inc. Sec. Notes 8.38% due 11/14/08	165,000	167,888
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11	80,000	84,200
Nevada Power Co. General Ref. Mtg. 8.25% due 06/01/11	140,000	152,712
PSEG Energy Holdings LLC Senior Notes 8.63% due 02/15/08	192,000	193,160
Sierra Pacific Power Co General Ref. Mtg. Bonds 6.25% due 04/15/12	120,000	122,733
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15*	180,000	180,900

		901,593

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	295,000	279,144

FINANCE-AUTO LOANS — 1.9%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	240,000	231,541
Ford Motor Credit Co. LLC Notes 7.00% due 10/01/13	360,000	323,144
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	270,000	251,157
General Motors Acceptance Corp. Notes 4.38% due 12/10/07	245,000	244,610
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	575,000	529,927

		1,580,379

FINANCE-INVESTMENT BANKER/BROKER — 0.5%

JPMorgan Chase & Co. Senior Notes 7.00% due 06/28/17*	RUB	12,000,000	463,315

FOOD-MEAT PRODUCTS — 0.4%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11		225,000	227,250
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13		100,000	102,500
Smithfield Foods, Inc. Senior Notes 8.00% due 10/15/09		50,000	51,500

			381,250

FOOD-MISC. — 0.2%
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13		155,000	155,000

FOOD-RETAIL — 0.1%
Delhaize America, Inc. Company Guar. Notes 9.00% due 04/15/31		74,000	89,569

FOOD-WHOLESALE/DISTRIBUTION — 0.3%
Supervalu, Inc. Notes 7.50% due 05/15/12		145,000	151,111
Supervalu, Inc. Senior Notes 7.50% due 11/15/14		100,000	102,750

			253,861

GAMBLING (NON-HOTEL) — 0.4%
Isle of Capri Casinos, Inc. Company Guar. Senior Sec. Notes 7.00% due 03/01/14		415,000	368,312

INDEPENDENT POWER PRODUCERS — 0.5%
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17		200,000	199,000
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17		195,000	196,706

			395,706

INSTRUMENTS-SCIENTIFIC — 0.5%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15		405,000	402,807

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(4)(7)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(4)(7)		400,000	0

			0

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17		90,000	93,825

MEDICAL PRODUCTS — 0.3%
Fresenius Medical Care Capital Trust Company Guar. Notes 7.88% due 06/15/11		190,000	198,550
Invacare Corp. Company Guar. Notes 9.75% due 02/15/15		45,000	45,788

			244,338

MEDICAL-DRUGS — 0.2%
Warner Chilcott Corp. Company Guar. Notes 8.75% due 02/01/15		170,000	175,950

MEDICAL-HOSPITALS — 1.3%
Columbia HCA, Inc. Notes 7.69% due 06/15/25		275,000	227,959
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*		190,000	192,375
HCA, Inc. Senior Notes 5.75% due 03/15/14		135,000	113,400
HCA, Inc. Senior Notes 6.25% due 02/15/13		165,000	146,438
HCA, Inc. Bonds 6.50% due 02/15/16		200,000	170,750
HCA, Inc. Secured Notes 9.13% due 11/15/14		55,000	56,925
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13		115,000	97,750
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14		85,000	77,350

			1,082,947

MEDICAL-NURSING HOMES — 0.2%
Sun Healthcare Group, Inc. Company Guar. Notes 9.13% due 04/15/15		140,000	143,850

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14		170,000	180,200

METAL-DIVERSIFIED — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	170,000	186,150

MISCELLANEOUS MANUFACTURING — 0.2%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12	205,000	131,200

NON-HAZARDOUS WASTE DISPOSAL — 0.4%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	125,000	121,875
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	75,000	74,531
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	155,000	159,650

		356,056

OFFICE FURNISHINGS-ORIGINAL — 0.3%
Interface, Inc. Senior Sub. Notes 9.50% due 02/01/14	205,000	216,275
Interface, Inc. Senior Notes 10.38% due 02/01/10	60,000	63,600

		279,875

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.2%
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	315,000	293,737
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	45,000	42,075
Chesapeake Energy Corp. Senior Notes 6.38% due 06/15/15	95,000	92,150
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	310,000	318,525
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	60,000	59,925
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	415,000	408,256
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18*	1,770,000	1,785,045
Pemex Project Funding Master Trust Company Guar. Notes 6.99% due 06/15/10*(5)	1,000,000	1,015,000
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 12/01/23	440,000	567,230
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,257,690
Pogo Producing Co. Senior Sub. Notes 6.88% due 10/01/17	280,000	283,500

		6,123,133

PAPER & RELATED PRODUCTS — 0.3%
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	225,000	219,375
Glatfelter Company Guar. Notes 7.13% due 05/01/16	70,000	69,300

		288,675

PHARMACY SERVICES — 0.3%
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	215,000	207,475
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	75,000	72,000

		279,475

PIPELINES — 1.9%
Colorado Interstate Gas Co. Senior Notes 6.80% due 11/15/15	495,000	513,896
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	205,000	192,444
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	310,000	307,292
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	185,000	191,146
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	395,000	434,500

		1,639,278

POULTRY — 0.4%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15	370,000	371,850

PRINTING-COMMERCIAL — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	255,000	214,838

PUBLISHING-PERIODICALS — 0.7%
Dex Media East LLC Company Guar. Notes 12.13% due 11/15/12	101,000	107,439
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	156,000	166,335

Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16		290,000	290,725

			564,499

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Host Marriott LP Senior Notes 7.13% due 11/01/13		520,000	527,800

REAL ESTATE MANAGEMENT/SERVICES — 0.1%
Realogy Corp. Senior Notes 10.50% due 04/15/14*		95,000	78,969

RETAIL-APPAREL/SHOE — 0.3%
Brown Shoe, Inc. Company Guar. Notes 8.75% due 05/01/12		215,000	221,450

RETAIL-AUTOMOBILE — 0.9%
Asbury Automotive Group Company Guar. Notes 7.63% due 03/15/17		105,000	98,175
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16		185,000	179,912
Sonic Automotive, Inc. Senior Sub. Notes 8.63% due 08/15/13		495,000	499,950

			778,037

RETAIL-DRUG STORE — 0.4%
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10		315,000	316,969

RETAIL-PETROLEUM PRODUCTS — 0.4%
Petro Stopping Centers LP Sec. Notes 9.00% due 02/15/12		310,000	323,950

SATELLITE TELECOM — 0.0%
PanAmSat Corp. Company Guar. Senior Notes 9.00% due 08/15/14		39,000	39,780

SPECIAL PURPOSE ENTITIES — 1.0%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*		181,271	197,228
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08		390,000	390,975
PGS Solutions, Inc. Senior Sub. Notes 9.63% due 02/15/15*		145,000	134,125
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12		106,000	110,770

			833,098

TELECOM SERVICES — 0.1%
Qwest Corp. Notes 5.63% due 11/15/08		60,000	59,700

TELEPHONE-INTEGRATED — 0.4%
Citizens Communications Co. Senior Notes 6.25% due 01/15/13		100,000	98,250
Qwest Communication International, Inc. Company Guar. Notes 9.06% due 02/15/09(5)		126,000	126,630
Windstream Corp. Senior Notes 8.13% due 08/01/13		90,000	95,175

			320,055

TELEVISION — 0.4%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		95,000	92,150
LIN Television Corp. Senior Sec. Notes 6.50% due 05/15/13		95,000	92,150
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*		130,000	127,400

			311,700

TOBACCO — 0.2%
Reynolds American, Inc. Company Guar. Notes 6.50% due 07/15/10		190,000	196,074

WEB HOSTING/DESIGN — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(4)(7)(10)		485,000	0

WIRELESS EQUIPMENT — 0.5%
American Tower Corp. Senior Notes 7.13% due 10/15/12		265,000	271,625
American Tower Corp. Senior Notes 7.50% due 05/01/12		165,000	169,950

			441,575

TOTAL CORPORATE BONDS & NOTES (cost $34,599,432)			32,863,495

Foreign Convertible Bonds & Notes — 0.1%

TELECOMMUNICATION EQUIPMENT — 0.1%
Nortel Networks Corp. Company Guar. Notes 4.25% due 09/01/08 (cost $74,160)		75,000	73,687

Foreign Corporate Bonds & Notes — 13.0%

BANKS-COMMERCIAL — 2.5%
Banco ABN AMRO Real SA Bonds 15.86% due 12/13/07*(4)	BRL	1,050,000	606,708

Banco ABN AMRO Real SA/Cayman Island Notes 16.20% due 02/22/10(4)	BRL	830,000	520,354
Russian Agricultural Bank Bonds 6.30% due 05/15/17*		399,000	378,013
Russian Agricultural Bank Notes 7.18% due 05/16/13*		480,000	495,072
Russian Agricultural Bank Bonds 7.18% due 05/16/13		100,000	102,920

			2,103,067

CHEMICALS-DIVERSIFIED — 0.3%
FMC Finance III SA Senior Notes 6.88% due 07/15/17*		265,000	265,663

CHEMICALS-SPECIALTY — 0.4%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	100,000	145,579
SGL Carbon Luxembourg SA Senior Notes 8.50% due 02/01/12*	EUR	110,000	166,909

			312,488

CONTAINERS-METAL/GLASS — 0.2%
Crown European Holdings SA Company Guar. Notes 6.25% due 09/01/11	EUR	110,000	161,332

DIVERSIFIED FINANCIAL SERVICES — 0.8%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*		730,000	721,787

ELECTRIC-GENERATION — 0.3%
Intergen NV Sec. Notes 9.00% due 06/30/17*		230,000	243,225

METAL-ALUMINUM — 0.5%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15		450,000	432,000

MULTIMEDIA — 0.4%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12		359,679	350,687

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.0%
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12*		440,000	463,037
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12		130,000	136,806
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		648,000	638,928
Gaz Capital for Gazprom Notes 8.63% due 04/28/34		730,000	925,917
Husky Oil, Ltd. Bonds 8.90% due 08/15/08(8)		230,000	236,560
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		165,000	165,413

			2,566,661

PAPER & RELATED PRODUCTS — 1.9%
Pindo Deli Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		1,743,170	191,749
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/15*(5)		230,105	196,740
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/18*(5)		864,395	427,875
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		724,965	79,746
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15*(5)		227,371	194,403
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15(5)		315,061	269,377
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/18*(5)		586,980	290,555

			1,650,445

SATELLITE TELECOM — 0.5%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(5)		145,000	147,175
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15		265,000	268,975

			416,150

SEISMIC DATA COLLECTION — 0.2%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15		140,000	142,800

SPECIAL PURPOSE ENTITY — 0.5%
National Gas Co. Notes 6.05% due 01/15/36*		460,000	444,988

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/07†(4)(7)(9)		600,000	0

TELECOM SERVICES — 0.8%
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		257,000	281,415
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*		80,000	84,600
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		270,000	300,375

			666,390

TELEPHONE-INTEGRATED — 0.2%
NTL Cable PLC Company Guar. Senior Notes 8.75% due 04/15/14		45,000	46,463
TDC A/S Notes 6.50% due 04/19/12	EUR	70,000	101,398

			147,861

TRANSPORT-SERVICES — 0.5%
CHC Helicopter Corp. Senior Sub. Notes 7.38% due 05/01/14		410,000	396,675

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $10,917,648)			11,022,219

Foreign Government Agencies — 40.2%

SOVEREIGN — 40.2%
Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	2,060,000	383,009
Citigroup Fundind, Inc. (Brazil Inflationary Linked Unsecured Note) 6.00% due 05/18/09*		350,000	484,134
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,820,000	2,297,750
Federal Republic of Brazil Bonds 10.50% due 07/14/14		340,000	434,690
Federal Republic of Brazil Notes 8.00% due 01/15/18		300,000	336,000
Federal Republic of Brazil Notes 11.00% due 08/17/40		460,000	618,010
JPMorgan (Brazilian Real Linked Unsecured Note) zero coupon due 01/03/12*(4)	BRL	2,370,000	1,340,683
Republic of Argentina Notes 1.38% due 12/15/35(8)	ARS	7,744,806	271,207
Republic of Argentina Bonds 5.83% due 12/31/33	ARS	915,000	364,107
Republic of Argentina Notes 8.28% due 12/31/33		748,329	738,902
Republic of Argentina Senior Notes 86.70% due 04/10/05†(9)		770,000	364,788
Republic of Brazil Notes 8.88% due 04/15/24		210,000	276,675
Republic of Brazil Notes 14.50% due 10/15/09		1,170,000	1,389,960
Republic of Bulgaria Bonds 8.25% due 01/15/15*		189,000	223,020
Republic of Bulgaria Bonds 8.25% due 01/15/15		310,000	365,428
Republic of Colombia Bonds 7.38% due 09/18/37		560,000	639,520
Republic of Colombia Bonds 11.75% due 02/25/20		245,000	365,662
Republic of Columbia Notes 8.25% due 12/22/14		112,000	127,904
Republic of Ecuador Notes 9.38% due 12/15/15		100,000	99,200
Republic of Ecuador Bonds 10.00% due 08/15/30(6)		510,000	487,050
Republic of Ivory Coast Collateralized Bonds 2.00% due 03/31/18†(10)		570,000	205,200
Republic of Panama Bonds 7.13% due 01/29/26		390,000	429,975
Republic of Panama Notes 7.25% due 03/15/15		140,000	153,300
Republic of Panama Bonds 9.38% due 04/01/29		310,000	421,600
Republic of Panama Bonds 9.63% due 02/08/11		180,000	202,500
Republic of Peru Bonds 8.38% due 05/03/16		180,000	211,950
Republic of Peru Bonds 8.75% due 11/21/33		610,000	814,350
Republic of Peru Bonds 9.88% due 02/06/15		265,000	331,250
Republic of Philippines Notes 8.88% due 03/17/15		1,830,000	2,150,250

Republic of Philippines Notes 9.00% due 02/15/13		450,000	517,500
Republic of Philippines Senior Notes 9.50% due 02/01/30		1,530,000	2,055,937
Republic of Turkey Notes 6.75% due 04/03/18		1,189,000	1,206,835
Republic of Turkey Bonds 7.00% due 09/26/16		370,000	387,131
Republic of Turkey Notes 11.00% due 01/14/13		1,496,000	1,832,600
Republic of Turkey Senior Notes 11.88% due 01/15/30		229,000	363,698
Republic of Venezuela Bonds 5.75% due 02/26/16		200,000	172,000
Republic of Venezuela Notes 8.50% due 10/08/14		320,000	328,800
Republic of Venezuela Bonds 9.25% due 09/15/27		1,956,000	2,143,776
Republic of Venezuela Notes 10.75% due 09/19/13		1,290,000	1,442,865
Russian Federation Bonds 7.50% due 03/31/30(6)		227,862	256,664
Russian Federation Bonds 7.50% due 03/31/30*(6)		388	437
Russian Federation Notes 12.75% due 06/24/28		1,425,000	2,564,287
State of Qatar Senior Bonds 9.75% due 06/15/30		120,000	179,700
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		480,000	487,800
United Mexican States Notes 5.63% due 01/15/17		240,000	243,480
United Mexican States Notes 6.75% due 09/27/34		177,000	197,975
United Mexican States Bonds 8.00% due 12/17/15	MXN	10,840,000	1,023,764
United Mexican States Bonds 9.50% due 12/18/14	MXN	21,930,000	2,238,351

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $31,356,863)			34,171,674

U.S. Government Treasuries — 0.8%

UNITED STATES TREASURY BONDS — 0.8%
United States Treasury Bonds 4.50% due 02/15/36 (cost $707,102)		730,000	700,800

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(4)(7)		11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.		63	1,576

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda, Ltd.†		603	3

TELECOM SERVICES — 0.0%
NEON Communications Group, Inc.		263	1,355

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.		682	2,182

TOTAL COMMON STOCK (cost $418,866)			5,116

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†(4)(7) (cost $0)		1	6

Put Options — Purchased — 0.0%

SOVEREIGN — 0.0%
Euro Dollars Future March 2008 (strike price $94.75)		35	219
Euro Dollars Future March 2008 (strike price $94.50)		48	300

TOTAL OPTIONS — PURCHASED (cost $14,678)			519

Rights† — 0.0%

SOVEREIGN — 0.0%
Republic of Argentina Expires 12/15/35 (11) (cost $20,700)		206,466	26,015

Warrants †— 0.3%

BANKS-COMMERCIAL — 0.2%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(4)		750	191,250

SOVEREIGN — 0.1%
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(4)		2,650	98,050
United Mexican States Expires 10/11/07(4)		487	243

United Mexican States Expires 11/07/07(4)	732	366

		98,659

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)	1,369	548
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)	1,027	277
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)	1,027	113

		938

TOTAL WARRANTS (cost $37,179)		290,847

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $79,975,031)		80,885,358

Short-Term Investment Securities — 0.1%

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bill 2.95% due 01/10/08 (cost $99,058)(12)	100,000	99,058

Repurchase Agreement —2.9%

State Street Bank & Trust Co. Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $2,437,169 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.70%, due 10/05/21 and having an approximate value of $2,489,650 (cost $2,437,000)	2,437,000	2,437,000

TOTAL INVESTMENTS (cost $82,611,089)(13)	98.1%	83,421,416
Other assets less liabilities	1.9	1,588,996

NET ASSETS	100.0%	$85,010,412

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $15,456,680 representing 18.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects the stated maturity date.

(2)	Collateralized Mortgage Obligation

(3)	Interest Only

(4)	Fair valued security; see Note 1

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Illiquid security

(8)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects next reset date.

(9)	Bond in default of principal and interest

(10)	Bond in default

(11)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(13)	See Note 4 for cost of investments on a tax basis.
ARS — Argentine Peso
BRL — Brazilian Real
EGP — Egyptian Pound
EUR — Euro
MXN — Mexican Peso
RUB — Russian Ruble
TRY — New Turkish Lira
Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	October 31, 2007	(Depreciation)

8 Long	U.S Treasury 5 Year Notes	December 2007	$853,701	$858,750	$5,049
10 Long	U.S Treasury 5 Year Notes	December 2007	2,061,794	2,071,094	9,300
56 Long	U.S Treasury 10 Year Notes	December 2007	6,072,954	6,160,875	87,921
3 Short	Euro Dollar Futures	December 2007	710,542	714,375	(3,833)
19 Short	U.S Treasury Long Bonds	December 2007	2,130,574	2,139,281	(8,707)
6 Short	Euro Dollar Futures	March 2008	1,427,198	1,432,575	(5,377)
4 Short	Euro Dollar Futures	June 2008	954,379	956,200	(1,821)
4 Short	Euro Dollar Futures	September 2008	955,027	956,900	(1,873)
2 Short	Euro Dollar Futures	December 2008	476,244	476,400	(156)
3 Short	Euro Dollar Futures	December 2008	717,680	717,750	(70)
2 Short	Euro Dollar Futures	March 2009	478,119	478,275	(156)
2 Short	Euro Dollar Futures	June 2009	477,571	477,800	(229)
2 Short	Euro Dollar Futures	September 2009	477,066	477,300	(234)
2 Short	Euro Dollar Futures	December 2009	476,588	476,800	(212)
2 Short	Euro Dollar Futures	June 2010	475,894	476,025	(131)
2 Short	Euro Dollar Futures	September 2010	475,569	475,675	(106)
2 Short	Euro Dollar Futures	December 2010	475,212	475,300	(88)

					$79,277

Open Forward Foreign Currency Contracts

					Gross
					Unrealized
				Delivery	Appreciation
Contract to Deliver		In Exchange For		Date	(Depreciation)

EUR	37,000	USD	53,447	01/31/08	$(206)
EUR	447,000	USD	645,289	01/31/08	(2,885)

Net Unrealized Appreciation (Depreciation)					$(3,091)

EUR — Euro
USD — United States Dollar
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BALANCED PORTFOLIO@
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 61.2%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCY — 0.2%
Omnicom Group, Inc.	6,560	$334,429

AEROSPACE/DEFENSE — 1.5%
Boeing Co.	7,600	749,284
General Dynamics Corp.	9,450	859,572
Lockheed Martin Corp.	7,390	813,196
Raytheon Co.	12,410	789,400

		3,211,452

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
United Technologies Corp.	13,150	1,007,158

AGRICULTURAL CHEMICALS — 0.2%
CF Industries Holdings, Inc.	2,600	228,540
Monsanto Co.	2,300	224,549

		453,089

AIRLINES — 0.3%
Continental Airlines, Inc., Class B†	6,060	208,161
Copa Holdings SA Class A	3,450	130,445
UAL Corp.†	4,780	228,962
US Airways Group, Inc.†	5,400	149,364

		716,932

APPAREL MANUFACTURER — 0.1%
Phillips-Van Heusen	3,700	176,860

APPLICATIONS SOFTWARE — 0.9%
Microsoft Corp.	49,200	1,811,052

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	7,200	477,072

AUCTION HOUSE/ART DEALER — 0.1%
Sotheby’s	4,300	232,931

AUTO-HEAVY DUTY TRUCKS — 0.3%
PACCAR, Inc.	13,100	727,836

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
Johnson Controls, Inc.	32,750	1,431,830

BANKS-COMMERCIAL — 0.2%
First Horizon National Corp.	4,000	104,320
TCF Financial Corp.	5,200	118,404
Zions Bancorp	1,800	106,398

		329,122

BANKS-FIDUCIARY — 0.3%
State Street Corp.	7,750	618,218

BANKS-SUPER REGIONAL — 3.3%
Bank of America Corp.	48,790	2,355,581
Fifth Third Bancorp	3,200	100,096
PNC Financial Services Group, Inc.	11,270	813,243
SunTrust Banks, Inc.	6,400	464,640
US Bancorp	12,800	424,448
Wachovia Corp.	20,010	915,057
Wells Fargo & Co.	59,350	2,018,494

		7,091,559

BATTERIES/BATTERY SYSTEMS — 0.1%
Energizer Holdings, Inc.†	2,240	233,632

BEVERAGES-NON-ALCOHOLIC — 0.3%
PepsiCo, Inc.	5,350	394,402
The Coca-Cola Co.	3,400	209,984

		604,386

CABLE TV — 0.2%
Comcast Corp., Class A†	16,750	352,588

CASINO SERVICES — 0.2%
International Game Technology	7,600	331,436

CHEMICALS-DIVERSIFIED — 0.3%
Celanese Corp., Class A	5,500	230,780
Rohm & Haas Co.	7,400	383,912

		614,692

CHEMICALS-SPECIALTY — 0.1%
Terra Industries, Inc.†	5,800	213,962

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	3,030	193,678

COMPUTER AIDED DESIGN — 0.1%
Ansys, Inc.†	4,500	174,645

COMPUTER SERVICES — 0.1%
Computer Sciences Corp.†	3,300	192,687

COMPUTERS — 3.1%
Apple, Inc.†	3,700	702,815
Dell, Inc.†	42,050	1,286,730
Hewlett-Packard Co.	44,620	2,305,961
International Business Machines Corp.	20,240	2,350,269

		6,645,775

COMPUTERS-MEMORY DEVICES — 0.4%
EMC Corp.†	9,600	243,744
Network Appliance, Inc.†	6,000	188,940
SanDisk Corp.†	900	39,960
Seagate Technology	7,350	204,624
Western Digital Corp.†	8,450	219,024

		896,292

CONSULTING SERVICES — 0.4%
Accenture, Ltd., Class A	19,550	763,427
Hewitt Associates, Inc., Class A†	3,700	130,536

		893,963

CONSUMER PRODUCTS-MISC. — 0.3%
Kimberly-Clark Corp.	8,230	583,425

COSMETICS & TOILETRIES — 1.0%
Colgate-Palmolive Co.	6,700	511,009
Procter & Gamble Co.	20,450	1,421,684
The Estee Lauder Cos., Inc., Class A	3,000	131,700

		2,064,393

DIVERSIFIED MANUFACTURING OPERATIONS — 1.6%
Danaher Corp.	7,200	616,824
Dover Corp.	2,300	105,800
General Electric Co.	41,450	1,706,082
Honeywell International, Inc.	13,500	815,535
Parker Hannifin Corp.	2,700	216,999

		3,461,240

E-COMMERCE/PRODUCTS — 0.1%
Amazon.com, Inc.†	2,200	196,130

E-COMMERCE/SERVICES — 0.2%
Expedia, Inc.†	5,800	189,428
priceline.com, Inc.†	2,150	200,165

		389,593

ELECTRIC-INTEGRATED — 2.1%
CenterPoint Energy, Inc.	10,660	178,662
CMS Energy Corp.	20,500	347,885

Constellation Energy Group, Inc.	1,200	113,640
Edison International	29,800	1,732,870
FirstEnergy Corp.	16,190	1,128,443
FPL Group, Inc.	9,220	630,832
Northeast Utilities	5,400	166,482
Sierra Pacific Resources	9,500	160,265

		4,459,079

ELECTRONIC COMPONENTS-MISC. — 0.1%
Tyco Electronics, Ltd.	7,475	266,633

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Altera Corp.	21,600	423,792
Amkor Technology, Inc.†	14,050	159,187
MEMC Electronic Materials, Inc.†	3,270	239,429
NVIDIA Corp.†	21,800	771,284
ON Semiconductor Corp.†	20,050	204,510
Texas Instruments, Inc.	8,900	290,140
Xilinx, Inc.	20,050	489,220

		2,577,562

ELECTRONIC DESIGN AUTOMATION — 0.2%
Cadence Design Systems, Inc.†	9,750	191,100
Synopsys, Inc.†	7,120	201,211

		392,311

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Avnet, Inc.†	5,050	210,686

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	1,680	201,533

ENTERPRISE SOFTWARE/SERVICE — 0.7%
BMC Software, Inc.†	6,520	220,637
Oracle Corp.†	56,570	1,254,157

		1,474,794

FINANCE-CONSUMER LOANS — 0.0%
The First Marblehead Corp.	1,800	69,894

FINANCE-CREDIT CARD — 0.2%
American Express Co.	5,250	319,987
Discover Financial Services	6,435	124,196

		444,183

FINANCE-INVESTMENT BANKER/BROKER — 2.7%
Citigroup, Inc.	36,300	1,520,970
Merrill Lynch & Co., Inc.	12,430	820,629
Morgan Stanley	30,820	2,072,953
TD Ameritrade Holding Corp.†	3,300	63,162
The Goldman Sachs Group, Inc.	5,070	1,256,954

		5,734,668

FINANCE-MORTGAGE LOAN/BANKER — 0.2%
Fannie Mae	3,400	193,936
Freddie Mac	4,300	224,589

		418,525

FINANCIAL GUARANTEE INSURANCE — 0.1%
Ambac Financial Group, Inc.	2,000	73,660
MBIA, Inc.	3,900	167,856

		241,516

FOOD-CONFECTIONERY — 0.1%
The J. M. Smucker Co.	3,550	189,677

FOOD-MISC. — 0.3%
Corn Products International, Inc.	4,550	193,557
General Mills, Inc.	2,900	167,417
Kraft Foods, Inc., Class A	9,190	307,038

		668,012

FOOD-RETAIL — 1.0%
Safeway, Inc.	36,900	1,254,600
The Kroger Co.	27,720	814,691

		2,069,291

FOOD-WHOLESALE/DISTRIBUTION — 0.4%
SUPERVALU, Inc.	10,700	414,625
Sysco Corp.	10,682	366,286

		780,911

GAS-DISTRIBUTION — 0.1%
Energen Corp.	3,820	244,480

HEALTH CARE COST CONTAINMENT — 0.2%
McKesson Corp.	6,320	417,752

HOME FURNISHINGS — 0.1%
Tempur-Pedic International, Inc.	6,000	216,000

HOTEL/MOTEL — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	3,550	201,853

INDEPENDENT POWER PRODUCER — 0.1%
Mirant Corp.†	5,048	213,833

INDUSTRIAL GASES — 0.2%
Praxair, Inc.	5,422	463,473

INSURANCE-LIFE/HEALTH — 0.4%
AFLAC, Inc.	7,100	445,738
CIGNA Corp.	4,080	214,159
Protective Life Corp.	4,600	197,202

		857,099

INSURANCE-MULTI-LINE — 1.1%
ACE, Ltd.	12,470	755,807
Hartford Financial Services Group, Inc.	5,100	494,853
Loews Corp.	15,550	763,349
MetLife, Inc.	3,400	234,090

		2,248,099

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	12,180	649,803
The Travelers Cos., Inc.	15,350	801,423

		1,451,226

INSURANCE-REINSURANCE — 0.2%
Berkshire Hathaway, Inc., Class B†	32	141,248
RenaissanceRe Holdings, Ltd.	5,599	326,646

		467,894

INTERNET SECURITY — 0.5%
McAfee, Inc.†	6,650	274,977
Symantec Corp.†	39,050	733,359

		1,008,336

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
Ameriprise Financial, Inc.	3,150	198,387

Franklin Resources, Inc.	5,750	745,660

		944,047

MACHINERY-CONSTRUCTION & MINING — 0.8%
Caterpillar, Inc.	19,300	1,439,973
Joy Global, Inc.	1,900	110,314
Terex Corp.†	2,720	201,878

		1,752,165

MACHINERY-FARMING — 0.4%
Deere & Co.	4,950	766,755

MACHINERY-GENERAL INDUSTRIAL — 0.1%
The Manitowoc Co., Inc.	4,290	211,325

MEDICAL INSTRUMENTS — 0.2%
Medtronic, Inc.	6,550	310,732

MEDICAL PRODUCTS — 0.4%
Covidien, Ltd.	5,275	219,440
Johnson & Johnson	10,100	658,217

		877,657

MEDICAL-BIOMEDICAL/GENE — 0.8%
Amgen, Inc.†	13,425	780,127
Biogen Idec, Inc.†	9,350	696,014
Celgene Corp.†	2,000	132,000

		1,608,141

MEDICAL-DRUGS — 3.9%
Abbott Laboratories	18,312	1,000,202
Merck & Co., Inc.	56,190	3,273,629
Pfizer, Inc.	49,880	1,227,547
Schering-Plough Corp.	70,400	2,148,608
Sepracor, Inc.†	6,900	190,026
Wyeth	7,800	379,314

		8,219,326

MEDICAL-HMO — 1.6%
Aetna, Inc.	24,590	1,381,220
Humana, Inc.†	3,090	231,596
UnitedHealth Group, Inc.	3,700	181,855
WellPoint, Inc.†	20,650	1,636,099

		3,430,770

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
Cardinal Health, Inc.	5,000	340,150

METAL-COPPER — 0.3%
Southern Copper Corp.	5,170	722,249

METAL-DIVERSIFIED — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	9,809	1,154,323

MULTIMEDIA — 1.4%
News Corp., Class A	47,500	1,029,325
The Walt Disney Co.	35,570	1,231,789
Viacom, Inc., Class B†	17,750	732,898

		2,994,012

NETWORKING PRODUCTS — 1.0%
Cisco Systems, Inc.†	64,250	2,124,105

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Allied Waste Industries, Inc.†	15,100	190,864

OFFICE AUTOMATION & EQUIPMENT — 0.3%
Xerox Corp.†	39,400	687,136

OIL & GAS DRILLING — 0.1%
Nabors Industries, Ltd.†	10,500	294,840

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.6%
Apache Corp.	8,680	901,071
Devon Energy Corp.	4,600	429,640
EOG Resources, Inc.	5,950	527,170
Occidental Petroleum Corp.	13,350	921,817
XTO Energy, Inc.	8,900	590,782

		3,370,480

OIL COMPANIES-INTEGRATED — 3.8%
Chevron Corp.	16,170	1,479,716
ConocoPhillips	13,800	1,172,448
Exxon Mobil Corp.	48,420	4,454,156
Marathon Oil Corp.	17,430	1,030,636

		8,136,956

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
National-Oilwell Varco, Inc.†	3,900	285,636

OIL REFINING & MARKETING — 0.9%
Holly Corp.	3,470	217,916
Sunoco, Inc.	3,000	220,800
Tesoro Corp.	3,890	235,462
Valero Energy Corp.	14,180	998,697
Western Refining, Inc.	3,950	144,886

		1,817,761

OIL-FIELD SERVICES — 0.5%
Schlumberger, Ltd.	11,300	1,091,241

PAPER & RELATED PRODUCTS — 0.2%
Domtar Corp.†	42,200	362,076

PHARMACY SERVICES — 0.1%
Medco Health Solutions, Inc.†	3,200	302,016

POULTRY — 0.1%
Pilgrim’s Pride Corp.	4,950	147,015

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	5,100	205,479

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Alexandria Real Estate Equities, Inc.	1,400	144,396
Apartment Investment & Management Co., Class A	3,830	178,976
Hospitality Properties Trust	4,920	194,832
iStar Financial, Inc.	5,470	166,890
ProLogis	3,310	237,459

		922,553

REAL ESTATE MANAGEMENT/SERVICES — 0.2%
CB Richard Ellis Group, Inc., Class A†	7,230	176,267
Jones Lang LaSalle, Inc.	2,100	200,193

		376,460

RETAIL-APPAREL/SHOE — 0.1%
Men’s Wearhouse, Inc.	4,000	169,040

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	1,750	217,718

RETAIL-AUTOMOBILE — 0.0%
CarMax, Inc.†	4,700	98,089

RETAIL-CONSUMER ELECTRONICS — 0.1%
RadioShack Corp.	8,600	177,332

RETAIL-DISCOUNT — 0.4%
Big Lots, Inc.†	7,300	175,054
BJ’s Wholesale Club, Inc.†	4,851	174,054
Dollar Tree Stores, Inc.†	4,700	180,010
TJX Cos., Inc.	6,150	177,919
Wal-Mart Stores, Inc.	5,000	226,050

		933,087

RETAIL-DRUG STORE — 0.4%
CVS Caremark Corp.	18,400	768,568

RETAIL-OFFICE SUPPLIES — 0.2%
Staples, Inc.	16,047	374,537

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Kohl’s Corp.†	10,750	590,928

RETAIL-RESTAURANTS — 0.6%
McDonald’s Corp.	19,620	1,171,314
Yum! Brands, Inc.	4,300	173,161

		1,344,475

SEMICONDUCTOR EQUIPMENT — 0.4%
KLA-Tencor Corp.	6,400	336,960
Lam Research Corp.†	4,120	206,824
Varian Semiconductor Equipment Associates, Inc.†	4,565	210,081

		753,865

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	5,000	167,300
Linear Technology Corp.	3,900	128,778

		296,078

STEEL-PRODUCERS — 0.4%
AK Steel Holding Corp.†	3,900	195,507
United States Steel Corp.	5,820	627,978

		823,485

TELECOM EQUIPMENT-FIBER OPTICS — 0.5%
Corning, Inc.	46,500	1,128,555

TELECOM SERVICES — 0.1%
Embarq Corp.	3,830	202,684

TELEPHONE-INTEGRATED — 2.3%
AT&T, Inc.	83,732	3,499,160
CenturyTel, Inc.	4,040	177,962
Qwest Communications International, Inc.†	32,600	234,068
Verizon Communications, Inc.	21,250	978,988

		4,890,178

THERAPEUTICS — 0.1%
Gilead Sciences, Inc.†	4,700	217,093

TOBACCO — 1.6%
Altria Group, Inc.	33,540	2,446,072
Loews Corp. — Carolina Group	2,920	250,477
Reynolds American, Inc.	10,790	695,200

		3,391,749

TOYS — 0.1%
Hasbro, Inc.	7,000	208,950

TRANSPORT-RAIL — 0.8%
CSX Corp.	5,800	259,666
Norfolk Southern Corp.	28,700	1,482,355

		1,742,021

VITAMINS & NUTRITION PRODUCTS — 0.2%
Herbalife, Ltd.	4,600	202,814
NBTY, Inc.†	5,280	187,968

		390,782

WEB PORTALS/ISP — 0.9%
Google, Inc., Class A†	1,760	1,244,320
Yahoo!, Inc.†	19,050	592,455

		1,836,775

WIRELESS EQUIPMENT — 0.4%
Motorola, Inc.	10,800	202,932
QUALCOMM, Inc.	15,450	660,178

		863,110

TOTAL COMMON STOCK (cost $112,761,273)		129,716,746

Asset Backed Securities — 12.8%

DIVERSIFIED FINANCIAL SERVICES — 12.8%
Adjustable Rate Mtg. Trust Series 2006-2, Class 6A1 5.04% due 05/25/36(1)(2)	398,580	379,237
American Home Mtg. Assets Series 2006-2, Class 2A1 5.06% due 09/25/46(1)(2)	690,563	677,030
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 5.03% due 05/25/36(1)	500,000	484,297
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	955,631
Bank of America Credit Card Trust Series 2006-C4, Class C4 5.32% due 11/15/11(1)	400,000	394,750
Bear Stearns Commercial Mtg. Securities Series 2007-PW16, Class A4 5.90% due 06/11/40(2)	585,000	589,067
Capital Auto Receivables Asset Trust Series 2006-1, Class A2A 5.03% due 09/15/08	19,518	19,518
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	420,000	419,803
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	834,466	835,702
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,227,931

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(2)	615,000	605,463
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	1,000,000	1,001,282
Countrywide Alternative Loan Trust Series 2006-OA8, Class 1A1 5.06% due 06/25/46(1)(2)	848,855	832,668
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 5.20% due 07/25/36(1)(2)	707,292	694,030
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 5.21% due 02/25/36(1)(2)	631,132	619,489
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 5.21% due 03/25/36(1)(2)	684,272	671,144
Countrywide Alternative Loan Trust Series 2006-OA12, Class A2 5.21% due 07/25/36(1)(2)	745,993	732,778
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	864,716	853,676
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.59% due 09/25/34(2)	205,747	204,158
Credit Suisse Mtg. Capital Certificates Series 2007-C4, Class A3 6.01% due 07/15/14(2)	580,000	586,782
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	519,486	519,016
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 11/15/09	295,374	295,190
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	500,000	496,406
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	997,591
GSAMP Trust Series 2006-FMT, Class A2C 5.03% due 04/25/36(1)	750,000	720,088
Harborview Mtg. Loan Trust Series 2006-5, Class 2A1A 5.20% due 07/20/36(1)(2)	767,443	732,433
Home Equity Asset Trust Series 2006-3, Class 2A2 5.00% due 07/25/36(1)	1,000,000	968,162
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	975,000	978,540
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(2)(3)	220,000	225,088
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	138,881	137,772
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 5.01% due 02/25/36(1)	283,269	282,388
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.42% due 11/12/37(2)(3)	1,000,000	982,870
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A4 5.84% due 05/12/39(2)(3)	140,000	141,275
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-6, Class A4 5.49% due 03/12/51(2)	305,000	301,926
Morgan Stanley ABS Capital I Series 2006-HE4, Class A3 5.02% due 06/25/36(1)	750,000	729,788
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)	350,000	344,102
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 4.93% due 06/25/37(1)	572,651	569,609
Residential Accredit Loans, Inc. Series 2006-QO4, Class 2A1 5.06% due 04/25/46(1)(2)	813,006	798,803
Residential Funding Mtg. Securities I Series 2007-S8, Class 1A1 6.00% due 09/25/37(2)	748,220	742,375
Soundview Home Equity Loan Trust Series 2006-OPT5, Class M3 5.19% due 07/25/36(1)	500,000	321,299
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,000,916
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	324,749	324,079
Wells Fargo Home Equity Trust Series 2006-1, Class A3 5.02% due 05/25/36(1)	500,000	488,750
Wells Fargo Mtg. Backed Securities Trust Series 2007-5, Class 2A3 5.50% due 05/25/37(2)	234,226	232,864
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	582,486	577,935

Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	442,920	444,832

TOTAL ASSET BACKED SECURITIES (cost $27,595,418)		27,138,533

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(7) (cost $35,000)	35,000	36,750

Corporate Bonds & Notes — 6.7%

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
United Technologies Corp. Notes 5.69% due 06/01/09(1)	250,000	250,025

AUTO-CARS/LIGHT TRUCKS — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	490,080
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.89% due 10/31/08(1)	400,000	399,920

		890,000

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	9,738

BANKS-COMMERCIAL — 0.1%
HSBC Bank USA Sub. Notes 5.63% due 08/15/35	115,000	103,894

BANKS-SUPER REGIONAL — 0.1%
Wachovia Capital Trust III 5.80% due 03/15/11(1)(6)	250,000	248,013

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	30,000	30,225

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/36	75,000	70,368

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	75,000	58,125
K Hovnanian Enterprises, Inc. Senior Notes 8.63% due 01/15/17	20,000	16,700

		74,825

CABLE TV — 0.3%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	34,737
Comcast Corp. Company Guar. Notes 5.54% due 07/14/09(1)	400,000	398,397
Comcast Corp. Notes 6.95% due 08/15/37	120,000	128,415
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	45,000	43,425
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	55,000	57,475
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	65,000	65,526

		727,975

CASINO HOTELS — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	64,925
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	19,500
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	19,875

		104,300

CELLULAR TELECOM — 0.1%
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	258,615
Dobson Cellular Systems, Inc. Sec. Notes 8.38% due 11/01/11	20,000	21,200

		279,815

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	48,938

CHEMICALS-SPECIALTY — 0.0%
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	15,788

COAL — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	40,000	39,000

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	23,750

Iron Mountain, Inc. Company Guar. Senior Notes 7.75% due 01/15/15	15,000	15,188

		38,938

CONSUMER PRODUCTS-MISC. — 0.0%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	5,000	5,125

CONTAINERS-METAL/GLASS — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	20,800

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	113,980

ELECTRIC-INTEGRATED — 0.2%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	192,377
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	202,727
PacifiCorp Bonds 6.25% due 10/15/37	95,000	97,502
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(7)	200,000	0

		492,606

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	25,000	22,625

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	34,125

FINANCE-AUTO LOANS — 0.1%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	32,885
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	70,000	63,105

		95,990

FINANCE-COMMERCIAL — 0.1%
Caterpillar Financial Services Corp. Notes 5.57% due 05/18/09(1)	250,000	249,129

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Senior Notes 5.69% due 06/19/09(1)	200,000	199,213

FINANCE-CREDIT CARD — 0.1%
Discover Financial Services Bonds 6.23% due 06/11/10*(1)	300,000	291,622

FINANCE-INVESTMENT BANKER/BROKER — 1.4%
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	157,979
Credit Suisse First Boston USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	80,923
Credit Suisse First Boston USA, Inc. Senior Notes 5.85% due 12/09/08(1)	500,000	499,784
Goldman Sachs Group, Inc. Senior Notes 5.30% due 06/23/09(1)	225,000	224,400
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	225,000	210,492
Lehman Brothers Holdings Capital Trust V Notes 5.86% due 05/31/12(1)(6)	230,000	214,676
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	190,000	187,442
Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	170,000	162,786
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	750,748
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	110,000	111,628
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	75,000	68,968
Morgan Stanley Notes 5.45% due 01/09/17	235,000	227,285
Morgan Stanley Senior Notes 5.63% due 01/09/12	100,000	101,424
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	55,000	55,207

		3,053,742

FINANCE-MORTGAGE LOAN/BANKER — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.43% due 03/24/09(1)	25,000	22,738

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	120,000	103,322

		126,060

FOOD-MISC. — 0.1%
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	236,778

FOOD-RETAIL — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	105,000	108,698
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	105,000	109,242

		217,940

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	97,137

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	65,000	64,675

INDEPENDENT POWER PRODUCER — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	29,925

INSURANCE-LIFE/HEALTH — 0.2%
Lincoln National Corp. 7.00% due 05/17/16(8)	195,000	200,289
Nationwide Financial Services Sub. Notes 6.75% due 05/15/37	135,000	129,864
Reinsurance Group of America, Inc. 6.75% due 12/15/15(8)	135,000	128,374

		458,527

INSURANCE-MUTUAL — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	140,036

INSURANCE-PROPERTY/CASUALTY — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/17(8)	115,000	111,673

MEDICAL PRODUCTS — 0.0%
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	45,000	45,000

MEDICAL-HMO — 0.1%
UnitedHealth Group, Inc. Notes 5.42% due 06/21/10*(1)	250,000	250,271

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	30,000	30,375
HCA, Inc. Sec. Notes 9.25% due 11/15/16	15,000	15,788
HCA, Inc. Sec. Notes 9.63% due 11/15/16	75,000	79,312

		125,475

MULTIMEDIA — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	145,423
Time Warner, Inc. Notes 5.88% due 11/15/16	160,000	158,958
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/36	100,000	98,738
Viacom, Inc. Senior Notes 6.04% due 06/16/09(1)	215,000	214,269

		617,388

MUSIC — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	14,213
WMG Acquisition Corp. Senior Sub. Notes 7.38% due 04/15/14	55,000	48,812

		63,025

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	15,113

OFFICE SUPPLIES & FORMS — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	60,000	57,000

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	43,425
Pemex Project Funding Master Trust Company Guar. Notes 7.04% due 10/15/09(1)	250,000	256,230

		299,655

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	183,281
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	120,000	123,554

		306,835

PAPER & RELATED PRODUCTS — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	45,000	44,325

PIPELINES — 0.1%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	95,000	94,006

PRIVATE CORRECTIONS — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,845

PUBLISHING-PERIODICALS — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	79,969

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	150,000	130,965

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	95,000	84,011
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	179,137
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	55,000	57,842

		320,990

RETAIL-DRUG STORE — 0.1%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	152,165	149,642

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
Kohl’s Corp. Senior Notes 6.88% due 12/15/37	95,000	96,111

SAVINGS & LOANS/THRIFTS — 0.2%
Washington Mutual Preferred Funding Delaware 6.53% due 03/15/11*(1)(6)	300,000	227,409
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(1)(6)	200,000	183,905

		411,314

SPECIAL PURPOSE ENTITIES — 0.6%
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	312,000	319,020
Core Investment Grade Bond Trust I Pass Through Certs. Series 2002-1 4.62% due 11/30/07(3)	686,739	685,537
Goldman Sachs Capital II Company Guar. Notes 5.79% due 06/01/12(1)(6)	180,000	167,870

		1,172,427

TELEPHONE-INTEGRATED — 0.4%
AT&T, Inc. Notes 5.65% due 05/15/08(1)	250,000	249,842
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	438,918
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	240,000	230,763

		919,523

TOTAL CORPORATE BONDS & NOTES (cost $14,388,678)		14,217,429

Foreign Corporate Bonds & Notes — 3.9%

BANKS-COMMERCIAL — 1.4%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(6)	225,000	238,509
BNP Paribas Junior Sub. Notes 7.20% due 06/25/37*(1)	100,000	99,465
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(6)	180,000	172,381
Glitnir Banki HF Senior Notes 5.44% due 04/20/10*(1)	225,000	220,881
Glitnir Banki HF Notes 5.62% due 01/21/11*(1)	305,000	298,050
HBOS PLC 5.92% due 10/01/15*(1)(6)	400,000	363,536
HBOS PLC Jr. Sub. Notes 6.66% due 05/21/37*(1)(6)	100,000	88,865
Landsbanki Islands HF Notes 6.10% due 08/25/11*	190,000	193,119
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(6)	200,000	202,140
Royal Bank of Scotland Group PLC Jr. Sub. Bonds 7.64% due 09/29/17	100,000	103,651
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(6)	425,000	377,534

Societe Generale Sub. Notes 5.92% due 04/15/17*(1)(6)	185,000	176,063
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(6)	200,000	189,844
Woori Bank Notes 6.21% due 05/02/17*(1)(6)	170,000	167,974

		2,892,012

BANKS-MONEY CENTER — 0.1%
Deutsche Bank AG/London Senior Notes 5.38% due 10/12/12	180,000	181,723

BANKS-MORTGAGE — 0.2%
Bancaja U.S.Debt SAU Bank Guar. Notes 5.40% due 07/10/09*(1)	200,000	198,704
CAM US Finance SA Sociedad Unipersonal Bank Guar. Notes 5.51% due 02/01/10*(1)	200,000	198,167

		396,871

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Kaupthing Bank Senior Notes 5.94% due 01/15/10*(1)	300,000	298,979

GAS-DISTRIBUTION — 0.1%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	150,000	142,245

INSURANCE-MULTI-LINE — 0.1%
XL Capital, Ltd. Notes 6.50% due 04/15/17(1)(6)	260,000	241,470

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.5%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	80,000	79,048
EnCana Corp. Notes 6.63% due 08/15/37	60,000	63,370
Gaz Capital SA Notes 7.29% due 08/16/37*	230,000	244,306
Gazprom International SA Bonds 7.20% due 02/01/20	190,345	195,718
Gazprom International SA Senior Notes 7.20% due 02/01/20*	132,335	135,974
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	114,423
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	300,000	297,651

		1,130,490

OIL COMPANIES-INTEGRATED — 0.3%
Petroleos de Venezuela SA Notes 5.50% due 04/12/37	555,000	345,488
Qatar Petroleum Notes 5.58% due 05/30/11*	240,003	240,827

		586,315

PRINTING-COMMERCIAL — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	30,000	27,750

PROPERTY TRUST — 0.1%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	230,000	224,829

SATELLITE TELECOM — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16	25,000	25,938

SEMICONDUCTOR EQUIPMENT — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	15,000	14,719

SPECIAL PURPOSE ENTITIES — 0.6%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	199,883	235,862
Mizuho Capital Investment 1, Ltd. 6.69% due 06/30/16*(1)(6)	126,000	119,395
MUFG Capital Finance 1, Ltd. 6.35% due 07/25/16(1)(6)	120,000	114,413
QBE Capital Funding II LP 6.80% due 06/01/17*(1)(6)	120,000	117,360
Santander Perpetual SA Unipersonal Bank Guar. Notes 6.67% due 10/24/17*(1)(6)	200,000	199,157
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(1)(6)	120,000	112,249
Swiss Re Capital I LP 6.85% due 06/25/16*(1)(6)	365,000	368,142

		1,266,578

TELEPHONE-INTEGRATED — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	357,447

Telefonica Emisiones SAU Company Guar. Notes 5.89% due 06/19/09(1)	500,000	500,255

		857,702

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $8,379,586)		8,287,621

Foreign Government Agencies — 1.2%

SOVEREIGN — 1.2%
Brazilian Government International Bonds 12.25% due 03/06/30	110,000	194,150
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	173,025
Republic of Argentina Bonds 5.39% due 08/03/12(1)	515,000	297,155
Republic of Venezuela Bonds 9.38% due 01/13/34	155,000	171,197
Russian Federation Notes 12.75% due 06/24/28	120,000	215,940
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	127,031
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	465,000	471,487
Ukrainian Soviet Socialist Republic Notes 8.69% due 08/05/09(1)	100,000	104,114
United Mexican States Bonds 5.94% due 01/13/09(1)	450,000	453,600
United Mexican States Bonds 8.00% due 09/24/22	270,000	334,125

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,487,645)		2,541,824

U.S. Government Agencies — 21.1%

FEDERAL HOME LOAN BANK — 0.7%
4.63% due 02/01/08	1,500,000	1,499,670

FEDERAL HOME LOAN MTG. CORP. — 5.4%
5.00% due 03/01/19	148,569	146,700
5.00% due November 30 TBA	1,150,000	1,103,641
5.42% due 06/01/37	59,994	59,956
5.45% due 07/01/37	114,268	114,385
5.50% due 07/01/34	519,210	512,276
5.50% due 07/15/37	800,000	768,791
5.50% due November 30 TBA	5,200,000	5,118,750
5.56% due 06/01/37	578,579	581,177
5.58% due 06/01/37	81,087	81,482
6.00% due November 30 TBA	2,650,000	2,666,562
6.50% due 05/01/16	73,554	75,551
6.75% due 09/15/29	245,000	293,886

		11,523,157

FEDERAL NATIONAL MTG. ASSOC. — 13.5%
5.00% due 03/01/18	174,688	172,571
5.00% due 04/01/18	33,966	33,574
5.00% due 07/01/18	231,611	228,803
5.00% due 08/01/18	212,931	210,350
5.00% due 09/01/18	752,665	743,542
5.00% due 06/01/19	155,956	153,875
5.00% due December 30 TBA	2,100,000	2,014,030
5.00% due November 15 TBA	2,600,000	2,559,375
5.00% due November 30 TBA	3,560,000	3,416,489
5.50% due 10/01/17	533,333	536,178
5.50% due 11/01/17	154,848	155,674
5.50% due November 15 TBA	60,000	60,094
5.50% due September 15 TBA	240,000	240,375
6.00% due 08/01/17	282,908	288,398
6.00% due November 15 TBA	3,200,000	3,255,002
6.00% due November 30 TBA	4,890,000	4,925,149
6.50% due November 30 TBA	1,115,000	1,141,133
6.50% due September 30 TBA	1,775,000	1,811,054
7.00% due 09/01/32	49,482	51,771
7.00% due 07/01/36	3,796,482	3,937,434
7.00% due October 30 TBA	50,000	51,750
7.00% due September 30 TBA	50,000	51,426
Federal National Mtg. Assoc. Series 2006-43, Class G 6.50% due 09/25/33(2)	356,217	363,029
Federal National Mtg. Assoc. Series 2006-63, Class AE 6.50% due 10/25/33(2)	681,263	694,412
Federal National Mtg. Assoc. Series 2006-59, Class DC 6.50% due 12/25/33(2)	1,121,574	1,144,167
Federal National Mtg. Assoc. Series 2006-78, Class BC 6.50% due 01/25/34(2)	304,140	310,236

		28,549,891

GOVERNMENT NATIONAL MTG. ASSOC. — 1.4%
5.50% due 01/15/34	1,214,226	1,207,733
5.50% due November 30 TBA	185,000	183,844
6.50% due November 30 TBA	1,375,000	1,414,102
7.50% due 01/15/32	190,192	201,134

		3,006,813

TENNESSEE VALLEY AUTHORITY — 0.1%
4.65% due 06/15/35	248,000	228,863

TOTAL U.S. GOVERNMENT AGENCIES (cost $44,746,365)		44,808,394

U.S. Government Treasuries — 0.8%

UNITED STATES TREASURY BONDS — 0.2%
4.75% due 02/15/37	490,000	489,732

UNITED STATES TREASURY NOTES — 0.6%
4.25% due 09/30/12	175,000	175,738
4.38% due 12/31/07(10)	70,000	70,028
4.63% due 02/29/08(10)	275,000	275,494
4.75% due 08/15/17	645,000	659,210
4.88% due 05/15/09(10)	25,000	25,334

		1,205,804

TOTAL U.S. GOVERNMENT TREASURIES (cost $1,693,543)		1,695,536

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $212,087,508)		228,442,833

Short-Term Investment Securities — 3.6%

COMMERCIAL PAPER — 3.6%
Atlantic Asset Securitization Corp. 5.08% due 11/14/07	950,000	948,257
Barton Capital LLC 4.95% due 11/16/07	1,250,000	1,247,422
CAFCO LLC 4.75% due 12/04/07	1,250,000	1,244,557
Charta Corp. 5.12% due 11/14/07	1,250,000	1,247,689
Fairway Finance Corp. 4.95% due 11/19/07	1,500,000	1,496,288
Solitaire Funding LLC 4.95% due 11/15/07	1,500,000	1,497,112

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,681,325)		7,681,325

Repurchase Agreement — 2.7%

REPURCHASE AGREEMENT — 2.7%
State Street Bank & Trust Co. Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $5,811,404 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.70%, due 10/05/21 and having an approximate value of $5,928,700 (cost $5,811,000)	$5,811,000	$5,811,000

TOTAL INVESTMENTS (cost $225,579,833) (9)	114.0%	241,935,158
Liabilities in excess of other assets	(14.0)	(29,778,616)

NET ASSETS	100.0%	$212,156,542

Bonds & Notes Sold Short (1.5%)

U.S. GOVERNMENT AGENCIES — (1.5%)
FEDERAL NATIONAL MTG. ASSOC.
5.50% due September 15 TBA	$(240,000)	$(240,375)
6.50% due September 30 TBA	(1,775,000)	(1,811,054)
7.00% due October 30 TBA	(50,000)	(51,750)
7.00% due November 30 TBA	(950,000)	(985,031)
7.00% due December 30 TBA	(50,000)	(51,453)

(Proceeds $(3,117,878))		(3,139,663)

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $7,238,601 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@	Formerly SunAmerica Balanced Portfolio

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects the stated maturity date.

(4)	Fair valued security; see Note 1

(5)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2007, the Balanced Portfolio held the following restricted securities:

	Acquisition	Principal	Acquisition	Market	% of
Name	Date	Amount	Cost	Value	Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000	$36,750	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	200,000	0	0	0.0%

				$36,750	0.0%

(6)		Perpetual maturity — maturity date reflects the next call date.

(7)		Illiquid security

(8)		Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects next reset date.

(9)		See Note 4 for cost of investments on a tax basis.

(10)		The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

TBA	-	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

				Value as
Number			Value at	of	Unrealized
of		Expiration	Trade	October	Appreciation
Contracts	Description	Date	Date	31, 2007	(Depreciation)

1 Long	S&P 500 Index	December 2007	$381,675	$388,725	$7,050
12 Long	U.S Treasury Bonds 30 Year Futures	December 2007	1,362,371	1,351,125	(11,246)
44 Long	U.S Treasury Notes 5 Year Futures	December 2007	4,739,583	4,723,125	(16,458)
71 Long	U.S Treasury Notes 2 Year Futures	December 2007	14,684,348	14,704,766	20,418
9 Short	Chicago Board of Trade 10 Year Swap	December 2007	962,349	961,875	474
17 Short	Chicago Board of Trade 5 Year Swap	December 2007	1,789,952	1,787,922	2,030
39 Short	U.S Treasury Notes 10 Year Futures	December 2007	4,269,214	4,290,609	(21,395)

					$(19,127)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 60.2%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SERVICES — 0.1%
WPP Group PLC(1)	59,790	$818,623

AEROSPACE/DEFENSE — 1.7%
Lockheed Martin Corp.	137,200	15,097,488
Northrop Grumman Corp.	51,200	4,281,344
Raytheon Co.	9,550	607,475

		19,986,307

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
United Technologies Corp.	98,120	7,515,011

AGRICULTURAL CHEMICALS — 0.1%
Syngenta AG(1)	4,220	1,018,958

APPLICATIONS SOFTWARE — 0.5%
Compuware Corp.†	607,240	6,072,400

ATHLETIC FOOTWEAR — 0.5%
NIKE, Inc., Class B	86,510	5,732,153

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG(1)	106,220	7,128,168

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
Johnson Controls, Inc.	96,670	4,226,412

BANKS-FIDUCIARY — 1.9%
State Street Corp.	50,680	4,042,744
The Bank of New York Mellon Corp.	370,972	18,121,982

		22,164,726

BANKS-SUPER REGIONAL — 2.8%
Bank of America Corp.	448,565	21,656,718
PNC Financial Services Group, Inc.	69,940	5,046,870
SunTrust Banks, Inc.	84,270	6,118,002

		32,821,590

BEVERAGES-NON-ALCOHOLIC — 0.3%
PepsiCo, Inc.	51,110	3,767,829

BEVERAGES-WINE/SPIRITS — 0.4%
Diageo PLC(1)	206,200	4,727,239

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.8%
Masco Corp.	399,420	9,618,034

BUILDING-RESIDENTIAL/COMMERICAL — 0.6%
D.R. Horton, Inc.	399,170	5,065,467
Toll Brothers, Inc.†	113,040	2,589,747

		7,655,214

CABLE TV — 0.2%
Time Warner Cable, Inc. Class A†	71,940	2,056,765

CELLULAR TELECOM — 0.2%
Vodafone Group PLC ADR	67,424	2,647,740

CHEMICALS-DIVERSIFIED — 0.6%
PPG Industries, Inc.	76,410	5,710,883
The Dow Chemical Co.	19,190	864,318

		6,575,201

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	16,510	1,055,319

COMPUTERS — 0.8%
Hewlett-Packard Co.	86,740	4,482,723
International Business Machines Corp.	47,800	5,550,536

		10,033,259

CONSULTING SERVICES — 0.2%
Accenture Ltd., Class A	58,560	2,286,768

CONSUMER PRODUCTS-MISC. — 0.1%
Clorox Co.	28,910	1,808,899

CONTAINERS-METAL/GLASS — 0.3%
Owens-Illinois, Inc.†	87,910	3,904,962

COSMETICS & TOILETRIES — 0.6%
Procter & Gamble Co.	104,650	7,275,268

CRUISE LINES — 0.4%
Royal Caribbean Cruises, Ltd.	101,670	4,359,610

DISTRIBUTION/WHOLESALE — 0.4%
WESCO International, Inc.†	18,980	885,417
WW Grainger, Inc.	39,150	3,520,368

		4,405,785

DIVERSIFIED MANUFACTURING OPERATIONS — 1.0%
3M Co.	19,130	1,652,067
Eaton Corp.	5,740	531,409
General Electric Co.	154,010	6,339,052
Tyco International, Ltd.	71,920	2,960,946

		11,483,474

DIVERSIFIED MINERALS — 0.1%
BHP Billiton PLC(1)	31,590	1,205,120

ELECTRIC-INTEGRATED — 1.9%
American Electric Power Co., Inc.	29,890	1,440,997
Dominion Resources, Inc.	29,964	2,745,601
DPL, Inc.	57,480	1,669,219
Entergy Corp.	15,580	1,867,575
FPL Group, Inc.	94,030	6,433,533
Integrys Energy Group, Inc.	20,340	1,094,495
PG&E Corp.	59,510	2,911,824
PPL Corp.	14,570	753,269
Public Service Enterprise Group, Inc.	38,980	3,726,488

		22,643,001

ELECTRONIC COMPONENTS-MISC. — 0.2%
Tyco Electronics, Ltd.	72,030	2,569,310

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
Intel Corp.	211,940	5,701,186

ENTERPRISE SOFTWARE/SERVICE — 0.4%
Oracle Corp.†	231,380	5,129,695

FILTRATION/SEPARATION PRODUCTS — 0.5%
Pall Corp.	160,960	6,449,667

FINANCE-CREDIT CARD — 0.4%
American Express Co.	80,720	4,919,884

FINANCE-INVESTMENT BANKER/BROKER — 4.9%
Citigroup, Inc.	264,153	11,068,011
E*TRADE Financial Corp.†	346,470	3,859,676
JPMorgan Chase & Co.	279,280	13,126,160
KKR Private Equity Investors LP	36,830	721,868
Lehman Brothers Holdings, Inc.	20,530	1,300,370
Merrill Lynch & Co., Inc.	55,260	3,648,265
Morgan Stanley	37,440	2,518,214
The Bear Stearns Cos., Inc.	57,420	6,522,912
The Goldman Sachs Group, Inc.	38,060	9,435,835
UBS AG	44,620	2,395,648
UBS AG(Virt-x)(1)	80,620	4,326,924

		58,923,883

FINANCE-MORTGAGE LOAN/BANKER — 1.5%
Countrywide Financial Corp.	226,220	3,510,934
Fannie Mae	129,790	7,403,222
Freddie Mac	127,920	6,681,262

		17,595,418

FOOD-MISC. — 1.0%
General Mills, Inc.	39,120	2,258,397
Kellogg Co.	69,780	3,683,686
Nestle SA(1)	12,162	5,621,966

		11,564,049

FOOD-RETAIL — 0.2%
Safeway, Inc.	47,920	1,629,280
The Kroger Co.	31,400	922,846

		2,552,126

INDEPENDENT POWER PRODUCER — 0.2%
NRG Energy, Inc.†	51,180	2,336,879

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	22,520	1,551,178

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	34,560	3,381,696
Praxair, Inc.	14,030	1,199,284

		4,580,980

INSURANCE-LIFE/HEALTH — 2.2%
Conseco, Inc.†	545,110	8,607,287
Genworth Financial, Inc., Class A	532,890	14,547,897
Principal Financial Group	11,670	789,709
Prudential Financial, Inc.	18,580	1,797,057

		25,741,950

INSURANCE-MULTI-LINE — 2.4%
Hartford Financial Services Group, Inc.	48,780	4,733,123
MetLife, Inc.	99,330	6,838,871
The Allstate Corp.	335,230	17,566,052

		29,138,046

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	25,460	1,358,291
The Travelers Cos., Inc.	143,160	7,474,384

		8,832,675

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%
Franklin Resources, Inc.	25,970	3,367,790

MACHINERY-FARMING — 0.3%
Deere & Co.	22,100	3,423,290

MEDICAL INSTRUMENTS — 0.8%
Boston Scientific Corp.†	685,880	9,513,156

MEDICAL PRODUCTS — 1.5%
Covidien, Ltd.†	71,910	2,991,456
Johnson & Johnson	147,090	9,585,855
The Cooper Cos., Inc.	124,090	5,211,780

		17,789,091

MEDICAL-BIOMEDICAL/GENE — 1.0%
Amgen, Inc.†	169,340	9,840,348
Genzyme Corp.†	21,690	1,647,789

		11,488,137

MEDICAL-DRUGS — 2.3%
Abbott Laboratories	26,270	1,434,867
Eli Lilly & Co.	30,750	1,665,112
GlaxoSmithKline PLC(1)	47,420	1,223,061
Merck & Co., Inc.	118,050	6,877,593
Merck KGaA(1)	7,400	928,415
Pfizer, Inc.	48,030	1,182,018
Wyeth	293,890	14,291,871

		27,602,937

MEDICAL-HMO — 0.7%
UnitedHealth Group, Inc.	58,900	2,894,935
WellPoint, Inc.†	70,650	5,597,599

		8,492,534

MEDICAL-HOSPITALS — 0.2%
Tenet Healthcare Corp.†	750,290	2,633,518

METAL PROCESSORS & FABRICATION — 0.2%
Timken Co.	58,060	1,931,076

MULTIMEDIA — 0.8%
The E.W. Scripps Co., Class A	156,280	7,034,163
The Walt Disney Co.	31,410	1,087,728
Viacom, Inc., Class B†	42,585	1,758,335

		9,880,226

OIL & GAS DRILLING — 0.6%
GlobalSantaFe Corp.	34,770	2,817,413
Noble Corp.	75,180	3,980,781

		6,798,194

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.8%
Anadarko Petroleum Corp.	207,900	12,270,258
Apache Corp.	55,970	5,810,246
Devon Energy Corp.	142,400	13,300,160
EOG Resources, Inc.	20,030	1,774,658
Ultra Petroleum Corp.†	10,150	719,229

		33,874,551

OIL COMPANIES-INTEGRATED — 3.7%
Chevron Corp.	35,401	3,239,546
ConocoPhillips	36,470	3,098,491
Exxon Mobil Corp.	175,516	16,145,717
Hess Corp.	110,340	7,901,447
Marathon Oil Corp.	38,230	2,260,540
Royal Dutch Shell PLC ADR	15,240	1,333,652
Total SA ADR	117,970	9,509,562

		43,488,955

OIL REFINING & MARKETING — 0.1%
Sunoco, Inc.	14,110	1,038,496

OIL-FIELD SERVICES — 0.1%
Halliburton Co.	20,280	799,438

PAPER & RELATED PRODUCTS — 0.5%
AbitibiBowater, Inc.	116,864	4,003,761
MeadWestvaco Corp.	44,210	1,487,224
Smurfit-Stone Container Corp.†	33,140	401,325

		5,892,310

PHARMACY SERVICES — 0.1%
Omnicare, Inc.	46,720	1,378,240

PIPELINES — 0.7%
Williams Cos., Inc.	227,550	8,303,299

PUBLISHING-NEWSPAPERS — 0.6%
The New York Times Co., Class A	375,180	7,338,521

RADIO — 0.0%
Citadel Broadcasting Corp.	2,303	10,133

RECREATIONAL VEHICLES — 0.4%
Polaris Industries, Inc.	100,350	4,935,213

RETAIL-AUTO PARTS — 0.0%
Advance Auto Parts, Inc.	12,850	438,442

RETAIL-BUILDING PRODUCTS — 0.0%
Lowe’s Cos., Inc.	14,740	396,359

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc.	29,510	1,334,147

RETAIL-DRUG STORE — 0.6%
CVS Caremark Corp.	135,768	5,671,029
Walgreen Co.	30,770	1,220,031

		6,891,060

RETAIL-OFFICE SUPPLIES — 0.4%
OfficeMax, Inc.	74,480	2,357,292
Staples, Inc.	107,090	2,499,481

		4,856,773

RETAIL-PERFUME & COSMETICS — 0.2%
Sally Beauty Holdings Inc.†	255,520	2,363,560

RETAIL-REGIONAL DEPARTMENT STORES — 1.3%
Macy’s, Inc.	479,890	15,370,877

SAVINGS & LOANS/THRIFTS — 0.2%
New York Community Bancorp, Inc.	155,810	2,899,624

TELECOM SERVICES — 0.5%
Embarq Corp.	75,860	4,014,511
TELUS Corp.	9,150	532,640
TELUS Corp. (Non Voting Shares)	22,020	1,339,172

		5,886,323

TELECOMMUNICATION EQUIPMENT — 0.7%
Nortel Networks Corp.†	529,699	8,544,045

TELEPHONE-INTEGRATED — 2.2%
AT&T, Inc.	168,880	7,057,495
Qwest Communications International, Inc.†	769,350	5,523,933
Sprint Nextel Corp.	106,870	1,827,477
Verizon Communications, Inc.	254,550	11,727,119

		26,136,024

THERAPEUTICS — 0.3%
Warner Chilcott, Ltd., Class A†	171,510	3,178,080

TOBACCO — 1.2%
Altria Group, Inc.	197,730	14,420,449

TRANSPORT-RAIL — 0.4%
Burlington Northern Santa Fe Corp.	35,900	3,128,685
Norfolk Southern Corp.	25,980	1,341,867

		4,470,552

TRANSPORT-SERVICES — 0.1%
United Parcel Service, Inc., Class B	21,040	1,580,104

WEB PORTALS/ISP — 0.0%
Yahoo!, Inc.†	15,230	473,653

WIRELESS EQUIPMENT — 0.5%
Motorola, Inc.	296,770	5,576,308

TOTAL COMMON STOCK (cost $638,016,880)		717,376,246

Asset Backed Securities — 4.2%

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)(3)	1,000,000	955,631
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.48% due 01/15/49(2)(3)	922,761	906,795
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 5.62% due 12/28/40*(4)(5)(6)	850,000	849,997
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR7, Class A3 5.12% due 02/11/41(2)(3)	572,496	555,929
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(5)(6)	1,000,000	955,625
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(3)	45,675	46,275
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AM 5.46% due 10/15/49(3)	1,272,767	1,245,212
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class AM 5.65% due 10/15/48(3)	1,300,000	1,294,262
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35(2)	12,244	12,154
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35(2)	235,484	233,863
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46(2)	550,000	542,008
Credit Suisse Commercial Mtg. Trust Series 2006-C5, Class AM 5.34% due 12/15/39(3)	1,280,000	1,241,107
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class AM 5.51% due 09/15/39(3)	704,005	691,336
Crimmi Mae Commercial Mtg. Trust Series 1998-C1, Class A2 7.00% due 06/02/33*(3)(5)	157,459	157,289

Falcon Franchise Loan LLC Series 2000-1, Class A1 7.38% due 05/05/10*(3)(5)	60,442	59,503
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.52% due 03/10/44(2)(3)	630,000	617,783
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36(2)	641,000	607,429
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(3)	633,450	623,151
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)(3)	293,478	290,816
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(3)	1,725,000	1,689,018
Greenwich Capital Commercial Funding Corp. 5.55% due 03/10/39(3)	540,000	498,956
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 6.11% due 07/10/38(2)(3)	600,000	610,511
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(3)	765,000	721,585
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(2)(3)	800,000	763,003
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(2)(3)	959,574	924,132
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9 Class AM 5.37% due 05/15/47(3)	1,010,000	982,287
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.38% due 05/15/41(2)(3)	192,837	190,650
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/45(3)	584,335	571,282
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB13, Class A4 5.47% due 01/12/43(2)(3)	1,050,000	1,034,484
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(2)(3)	1,270,000	1,258,158
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	1,270,000	1,262,423
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class D 5.72% due 06/12/47(2)(3)	523,773	460,768
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB15, Class AM 5.86% due 06/12/43(2)(3)	1,210,000	1,220,147
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 6.07% due 04/15/45(2)(3)	1,270,000	1,297,932
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD12, Class B 6.26% due 08/15/17(2)(3)	372,000	359,474
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class A3 6.48% due 02/18/30(3)	227,406	226,903
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class AM 5.41% due 09/15/39(3)	310,137	302,968
LB-UBS Commercial Mtg. Trust, Series 2007-C1, Class AM 5.46% due 02/15/40(3)	1,645,000	1,606,800
Merrill Lynch Mtg. Trust Series 2007-C1, Class C 6.02% due 07/12/17(2)(3)	560,000	524,191
Merrill Lynch Mtg. Trust, Series 2005-LC1, Class AM 5.44% due 01/12/44(2)(3)	529,000	517,994
Merrill Lynch Mtg. Trust, Series 2006-C1, Class AM 5.84% due 05/12/39(2)(3)	1,105,000	1,107,560
Merrill Lynch/Countrywide Commercial Mtg., Series 2006-4, Class AM 5.20% due 12/12/49(2)(3)	1,310,000	1,259,851
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/48(3)	4,500,000	4,404,892
Morgan Stanley Capital I, Series 1998-HF2, Class X 0.69% due 11/15/30*(2)(3)(7)	16,811,699	146,931
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(3)	381,582	370,502
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(3)	125,553	126,298

Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.95% due 04/04/27* (2)(3)(6)	1,461,824	1,616,961
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(2)(3)	425,000	417,478
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 01/25/35	257,567	255,092
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35(2)	669,000	641,135
Spirit Master Funding LLC Series 2005-1, Class A1 5.05% due 07/20/23*(3)(5)(6)	809,680	772,517
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	1,023,221	1,018,178
Wachovia Bank Commercial Mtg. Trust Series 2005-C17, Class A4 5.08% due 03/15/42(2)(3)	964,051	933,694
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class AM 5.34% due 11/15/48(3)	1,280,000	1,242,093
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.38% due 10/15/44(2)(3)	694,000	676,765
Wachovia Bank Commercial Mtg. Trust Series 2006-C23, Class AM 5.47% due 01/15/45(2)(3)	1,133,000	1,114,261
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class D 5.51% due 12/15/43(2)(3)	739,000	672,843
Wachovia Bank Commercial Mtg. Trust Series 2006-C28, Class AM 5.60% due 10/15/48(2)(3)	1,300,000	1,289,844
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(2)(3)	810,000	811,803
Wachovia Bank Commercial Mtg. Trust Series 2007-C31, Class F 5.97% due 04/15/47(2)(3)	664,000	588,591
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 6.16% due 06/15/45(2)(3)	830,000	847,282
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(2)(3)	950,000	906,302

TOTAL ASSET BACKED SECURITIES (cost $51,403,129)		50,130,704

Corporate Bonds & Notes — 6.6%

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc. Senior Notes 5.50% due 01/15/16	780,000	773,850

BANKS-SUPER REGIONAL — 0.5%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19*	348,000	336,964
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	740,000	714,952
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	585,293
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,827,057
Wells Fargo Bank NA Sub. Notes 4.75% due 02/09/15	1,513,000	1,435,754
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	1,350,000	1,356,556

		6,256,576

BEVERAGES-NON-ALCOHOLIC — 0.1%
Coca-Cola Co. Senior Notes 5.35% due 11/15/17	1,030,000	1,022,869

BREWERY — 0.1%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,618,590

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	717,262

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	985,000	938,283

CELLULAR TELECOM — 0.1%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	341,950
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	1,105,000	1,055,275

		1,397,225

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,210,407

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	804,101

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Senior Notes 5.38% due 10/20/16	408,000	406,614
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	205,278
ZFS Finance USA Trust I Bonds 6.50% due 05/09/17*(6)(9)	1,130,000	1,071,943

		1,683,835

DIVERSIFIED OPERATIONS — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*(6)	1,020,000	915,722

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	310,341
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	1,044,444

		1,354,785

ELECTRIC-GENERATION — 0.1%
Bruce Mansfield Pass Through Certs. Unit 6.85% due 06/01/34*(6)	1,430,000	1,494,830
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	354,121	354,188

		1,849,018

ELECTRIC-INTEGRATED — 1.0%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	824,000	792,592
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	187,287	189,327
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,970,863
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,520,052
FirstEnergy Corp. Notes 6.45% due 11/15/11	1,339,000	1,381,839
Midamerican Energy Holdings Co. Senior Notes 3.50% due 05/15/08	411,000	407,456
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	348,152
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	1,885,000	1,864,101
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	182,236
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	210,000	203,322
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	401,185
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	313,000	332,902
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	1,036,281

		11,630,308

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc. Junior. Sub. Notes 6.10% due 03/15/17(9)	90,000	73,614

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	721,384

FINANCE-CREDIT CARD — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,210,000	1,188,863
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	703,315

		1,892,178

FINANCE-INVESTMENT BANKER/BROKER — 0.5%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	580,440
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,126,000	1,090,289
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	1,160,000	1,168,258
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	741,000	734,667
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	652,893

Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	652,837
Morgan Stanley Notes 6.75% due 04/15/11	664,000	693,858
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(4)(8)	1,060,000	1,047,840

		6,621,082

FINANCE-MORTGAGE LOAN/BANKER — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	906,000	721,093

FOOD-RETAIL — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	210,000	218,485

HOTELS/MOTELS — 0.1%
Marriott International, Inc. Notes 6.38% due 06/15/17	1,020,000	1,038,617
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	580,015

		1,618,632

INSURANCE-MULTI-LINE — 0.1%
Metlife, Inc. Junior. Sub. Notes 6.40% due 12/15/36	800,000	757,845
MetLife, Inc. Senior Notes 6.50% due 12/15/32	272,000	282,164
The Allstate Corp. Senior Notes 5.55% due 05/09/35	83,000	75,863
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	595,669

		1,711,541

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Junior. Sub. Notes 6.38% due 04/15/17(9)	1,210,000	1,191,101

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	752,299

MEDICAL PRODUCTS — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	816,000	834,494

MEDICAL-DRUGS — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	806,843

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	167,887

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.0%
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*(6)	443,000	457,645

MULTIMEDIA — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	786,436
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	240,000	232,677
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	838,967

		1,858,080

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	636,104

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	470,000	470,140
Xerox Corp. Senior Notes 6.40% due 03/15/16	255,000	261,286

		731,426

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	748,000	799,241
XTO Energy, Inc. Senior Notes 5.65% due 04/01/16	1,040,000	1,035,132

		1,834,373

OIL REFINING & MARKETING — 0.1%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,124,930

OIL-FIELD SERVICES — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17*	270,000	276,806

PAPER & RELATED PRODUCTS — 0.0%
MeadWestvaco Corp. Company Guar. Debentures 6.80% due 11/15/32	333,000	303,355

PIPELINES — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	714,940
Kinder Morgan Energy Partners LP Notes 5.13% due 11/15/14	217,000	208,669
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	794,000	828,614
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	119,151
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	236,600
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	807,041

		2,915,015

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	137,911
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	970,317
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	765,000
Prologis Senior Notes 5.75% due 04/01/16	970,000	949,717
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	1,077,725
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	665,105
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	489,898

		5,055,673

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	1,110,000	1,074,676

RETAIL-APPAREL/SHOE — 0.1%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	825,000	763,405

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	780,000	681,016

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	886,975

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	440,000	437,740
CVS Corp. Senior Notes 6.13% due 08/15/16	610,000	622,161

		1,059,901

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	253,481

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	326,855

SPECIAL PURPOSE ENTITIES — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	969,483
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	479,097
Natexis Ambs Co. LLC Bonds 8.44% due 06/30/08*(4)(8)	215,000	219,573

		1,668,153

TELEPHONE-INTEGRATED — 0.3%
AT&T, Inc. Notes 6.50% due 09/01/37	844,000	890,268
BellSouth Corp. Bonds 6.55% due 06/15/34	662,000	691,244
Verizon New York, Inc. Debentures 6.88% due 04/01/12	1,848,000	1,958,529

		3,540,041

TELEVISION — 0.1%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	864,982
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	810,771

		1,675,753

TRANSPORT-RAIL — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	1,230,000	1,216,669
CSX Corp. Senior Notes 6.75% due 03/15/11	318,000	331,466

CSX Corp. Debentures 7.90% due 05/01/17	640,000	714,242

		2,262,377

TOTAL CORPORATE BONDS & NOTES (cost $79,989,658)		78,889,504

Foreign Corporate Bonds & Notes — 2.3%

BANKS-COMMERCIAL — 0.5%
BNP Paribas Junior Sub. Notes 7.20% due 06/25/37*(4)(6)(8)	800,000	795,718
Commonwealth Bank of Australia Senior Notes 5.00% due 11/06/12*	1,570,000	1,561,318
Nordea Bank AB Bonds 5.42% due 04/20/15*(4)(8)	467,000	433,253
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(9)	400,000	404,279
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(4)(8)	1,112,000	1,197,858
Woori Bank Sub. Debentures 6.13% due 05/03/11*(9)	1,480,000	1,485,193

		5,877,619

BANKS-MONEY CENTER — 0.1%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(4)(8)	669,000	717,830
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	909,326

		1,627,156

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	1,220,000	1,211,688

CELLULAR TELECOM — 0.1%
Vodafone Group PLC Notes 5.78% due 12/08/15	1,148,000	1,136,924

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
Tyco Electronics Group Company Guar. Notes 6.55% due 10/01/17*	835,000	852,057

DIVERSIFIED MINERALS — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	870,000	879,669

ELECTRIC-DISTRIBUTION — 0.1%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,701,390

ELECTRIC-INTEGRATED — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	1,170,000	1,166,422
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	1,140,000	1,167,782

		2,334,204

FINANCE-LEASING COMPANY — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,171,868

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	1,270,000	1,226,671

MACHINERY-CONSTRUCTION & MINING — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*(6)	900,000	898,720

MEDICAL PRODUCTS — 0.1%
Covidien International Finance SA Company Guar. Bonds 6.00% due 10/15/17*	370,000	374,987
Covidien International Finance SA Company Guar. Bonds 6.55% due 10/15/37*	230,000	234,314

		609,301

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	850,000	791,817
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	525,850

		1,317,667

SPECIAL PURPOSE ENTITIES — 0.2%
Mizuho Capital Investment 1, Ltd. Sub. Notes 6.69% due 06/30/16*(4)(8)	1,190,000	1,127,620
MUFG Capital Finance 1, Ltd. Company Guar. Notes 6.35% due 07/25/16(4)(8)	958,000	913,398
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	725,000	764,036

		2,805,054

TELECOM SERVICES — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,213,744

TELEPHONE-INTEGRATED — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	1,099,000	1,101,889
Telecom Italia Capital Company Guar. Notes 5.25% due 11/15/13	343,000	336,769
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	650,000	713,963
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	374,764

		2,527,385

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $27,563,873)		27,391,117

Foreign Government Agencies — 0.2%

REGIONAL AUTHORITY — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,225,450

SOVEREIGN — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	768,755
State of Israel Bonds 4.63% due 06/15/13	658,000	640,723

		1,409,478

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,644,733)		2,634,928

U.S. Government Agencies — 15.2%

FEDERAL HOME LOAN BANK — 0.1%
3.90% due 02/25/08	570,000	568,589

FEDERAL HOME LOAN MTG. CORP. — 4.1%
4.50% due 08/01/18	922,617	894,699
4.50% due 11/01/18	1,207,962	1,171,411
4.50% due 01/01/19	809,346	784,856
4.50% due 03/01/19	77,232	74,877
4.50% due 08/01/19	54,405	52,680
4.50% due 02/01/20	349,335	338,261
4.50% due 04/01/35	729,474	680,302
5.00% due 03/01/18	521,884	515,879
5.00% due 05/01/18	650,387	642,903
5.00% due 09/01/18	338,489	334,594
5.00% due 02/01/19	887,769	876,601
5.00% due 08/01/20	360,572	355,191
5.00% due 12/01/21	310,593	306,033
5.00% due 09/01/33	2,010,892	1,935,369
5.00% due 11/01/33	955,570	919,682
5.00% due 03/01/34	465,710	448,085
5.00% due 04/01/34	258,355	248,578
5.00% due 05/01/35	306,096	294,078
5.00% due 07/01/35	1,065,813	1,023,965
5.00% due 08/01/35	1,007,602	968,039
5.00% due 09/01/35	464,485	446,247
5.00% due 10/01/35	2,714,371	2,607,794
5.50% due 08/23/17	4,700,000	4,894,359
5.50% due 01/01/19	470,770	472,138
5.50% due 04/01/19	32,664	32,806
5.50% due 06/01/19	22,163	22,228
5.50% due 07/01/19	246,693	247,411
5.50% due 12/01/20	136,562	136,803
5.50% due 03/01/21	334,360	334,996
5.50% due 10/01/24	413,321	410,995
5.50% due 06/01/25	678,828	674,243
5.50% due 07/01/25	320,145	317,983
5.50% due 08/01/25	495,277	491,931
5.50% due 09/01/25	473,316	470,119
5.50% due 05/01/33	1,494,062	1,475,117
5.50% due 12/01/33	359,752	355,190
5.50% due 01/01/34	1,442,145	1,423,858
5.50% due 04/01/34	172,853	170,544
5.50% due 11/01/34	101,517	100,161
5.50% due 05/01/35	92,260	90,929
5.50% due 07/01/35	971,125	957,399
5.50% due 08/01/35	682,231	673,011
5.50% due 09/01/35	250,188	246,578
5.50% due 10/01/35	766,805	755,742
5.50% due 06/01/36	580,103	571,709
6.00% due 04/01/16	87,746	89,392
6.00% due 04/01/17	148,595	151,383
6.00% due 07/01/17	73,702	75,085
6.00% due 10/01/17	106,872	108,877
6.00% due 08/01/19	676,924	688,381
6.00% due 09/01/19	163,461	166,228
6.00% due 11/01/19	210,862	214,483
6.00% due 05/01/21	229,291	233,160
6.00% due 10/01/21	434,656	441,991
6.00% due 02/01/23	567,776	576,479
6.00% due 12/01/25	216,891	219,405
6.00% due 02/01/26	230,743	233,417
6.00% due 04/01/34	115,576	116,577
6.00% due 07/01/34	894,079	901,824
6.00% due 08/01/34	1,951,620	1,968,524
6.00% due 09/01/34	183,761	185,352
6.00% due 07/01/35	332,009	334,468
6.00% due 08/01/35	292,076	294,240
6.00% due 10/01/35	327,210	329,973
6.00% due 11/01/35	728,263	733,657
6.00% due 03/01/36	293,077	295,022
6.00% due 07/01/36	1,030,246	1,037,744
6.00% due 10/01/36	530,219	534,812
6.00% due 11/01/36	977,700	984,187
6.00% due 01/01/37	508,118	511,490
6.00% due 03/01/37	810,027	815,289
6.00% due 05/01/37	1,171,073	1,178,680
6.00% due 06/01/37	822,844	828,189
6.50% due 05/01/34	95,127	97,726
6.50% due 06/01/34	131,272	134,858
6.50% due 08/01/34	605,455	621,993
6.50% due 10/01/34	348,789	359,297
6.50% due 11/01/34	14,929	15,337
6.50% due 05/01/37	288,261	295,233

6.50% due 07/01/37	1,305,733	1,337,313

		48,356,440

FEDERAL NATIONAL MTG. ASSOC. — 9.9%
4.01% due 08/01/13	84,658	80,293
4.02% due 08/01/13	271,401	258,167
4.50% due 04/01/18	625,275	606,553
4.50% due 06/01/18	747,532	725,150
4.50% due 07/01/18	458,666	444,933
4.50% due 03/01/19	590,687	572,390
4.50% due 04/01/20	584,689	566,579
4.50% due 05/01/20	274,331	265,455
4.50% due 07/01/20	207,884	201,445
4.50% due 11/01/20	489,805	473,957
4.50% due 02/01/35	274,901	256,511
4.50% due 03/01/35	1,172,793	1,093,660
4.50% due 09/01/35	480,024	447,635
4.55% due 05/01/14	607,923	589,689
4.63% due 04/01/14	209,340	203,670
4.67% due 04/01/13	84,932	83,221
4.82% due 12/01/12	694,921	686,858
4.84% due 08/01/14	650,705	640,157
4.87% due 02/01/14	320,597	316,513
4.88% due 03/01/20	167,008	165,058
4.93% due 05/01/15	1,304,665	1,284,520
4.94% due 08/01/15	200,000	199,309
4.98% due 09/01/15	116,739	114,935
5.00% due 02/01/18	2,417,837	2,390,213
5.00% due 11/01/18	876,579	865,954
5.00% due 07/01/19	571,347	563,721
5.00% due 09/01/19	292,762	288,855
5.00% due 11/01/19	702,029	692,659
5.00% due 03/01/20	725,095	714,273
5.00% due 05/01/20	294,109	289,720
5.00% due 07/01/20	392,240	386,386
5.00% due 11/01/33	647,449	623,141
5.00% due 03/01/34	848,254	816,341
5.00% due 05/01/34	264,559	254,548
5.00% due 06/01/34	192,925	185,625
5.00% due 08/01/34	291,295	280,274
5.00% due 09/01/34	749,723	721,355
5.00% due 11/01/34	168,740	162,355
5.00% due 12/01/34	174,115	167,527
5.00% due 03/01/35	469,528	451,933
5.00% due 06/01/35	1,755,539	1,686,679
5.00% due 07/01/35	4,284,664	4,116,598
5.00% due 08/01/35	979,911	941,474
5.00% due 10/01/35	402,699	386,903
5.00% due 08/01/36	921,564	885,416
5.37% due 02/01/13	294,305	297,118
5.50% due 11/01/17	546,222	549,135
5.50% due 01/01/18	805,720	810,018
5.50% due 02/01/18	457,242	459,477
5.50% due 07/01/19	1,138,540	1,142,207
5.50% due 08/01/19	297,590	298,547
5.50% due 09/01/19	598,976	600,905
5.50% due 11/01/19	95,857	96,166
5.50% due 12/01/19	172,304	172,859
5.50% due 01/01/21	390,125	390,938
5.50% due 05/01/22	523,343	524,252
5.50% due 05/01/25	407,299	404,919
5.50% due 06/01/25	279,634	278,001
5.50% due 07/01/27	235,920	234,254
5.50% due 02/01/33	864,241	854,076
5.50% due 03/01/33	484,688	478,987
5.50% due 06/01/33	1,073,845	1,061,215
5.50% due 07/01/33	4,331,388	4,280,444
5.50% due 11/01/33	1,260,153	1,245,332
5.50% due 12/01/33	226,816	224,149
5.50% due 01/01/34	777,544	768,398
5.50% due 02/01/34	1,572,091	1,553,385
5.50% due 03/01/34	121,334	119,866
5.50% due 04/01/34	485,820	479,874
5.50% due 05/01/34	1,342,775	1,326,062
5.50% due 06/01/34	223,526	220,744
5.50% due 07/01/34	2,286,173	2,257,717
5.50% due 08/01/34	709,327	700,498
5.50% due 09/01/34	3,303,801	3,262,681
5.50% due 10/01/34	3,865,514	3,817,403
5.50% due 11/01/34	5,861,230	5,788,278
5.50% due 12/01/34	2,551,214	2,519,460
5.50% due 01/01/35	3,251,927	3,211,451
5.50% due 02/01/35	599,354	591,472
5.50% due 03/01/35	1,673,653	1,651,036
5.50% due 04/01/35	600,702	592,584
5.50% due 08/01/35	1,203,816	1,188,528
5.50% due 09/01/35	1,852,939	1,827,899
5.50% due 10/01/35	513,057	506,123
5.50% due 12/01/35	1,294,108	1,276,620
5.50% due 04/01/36	842,322	830,939
5.50% due 10/01/36	673,973	664,220
5.50% due 11/01/36	652,819	643,373
5.50% due 03/01/37	1,258,710	1,240,497
6.00% due 05/15/08	898,000	904,449
6.00% due 01/01/17	620,446	632,469
6.00% due 08/01/17	386,177	393,672
6.00% due 03/01/18	94,432	96,264
6.00% due 11/01/18	833,902	850,056
6.00% due 01/01/21	290,132	295,252
6.00% due 05/01/21	415,006	422,329
6.00% due 07/01/21	372,251	378,820
6.00% due 11/01/25	303,316	307,146
6.00% due 04/01/34	1,007,983	1,017,626
6.00% due 05/01/34	914,096	922,841
6.00% due 06/01/34	2,238,661	2,260,078
6.00% due 07/01/34	1,283,807	1,296,089
6.00% due 08/01/34	1,690,232	1,706,401
6.00% due 09/01/34	598,378	604,102
6.00% due 10/01/34	1,562,648	1,577,762
6.00% due 11/01/34	202,888	204,830
6.00% due 12/01/34	76,100	76,828
6.00% due 08/01/35	261,256	263,463
6.00% due 09/01/35	706,571	714,080
6.00% due 10/01/35	146,071	147,304
6.00% due 11/01/35	229,287	231,223
6.00% due 12/01/35	1,438,360	1,450,509
6.00% due 02/01/36	1,481,322	1,493,582
6.00% due 03/01/36	633,961	638,750
6.00% due 04/01/36	688,273	693,472

6.00% due 06/01/36	389,728	392,891
6.00% due 08/01/36	335,301	337,833
6.00% due 12/01/36	421,571	424,756
6.00% due 01/01/37	1,553,358	1,565,029
6.00% due 02/01/37	628,444	633,115
6.00% due 03/01/37	445,584	448,897
6.00% due 04/01/37	984,765	992,086
6.00% due 05/01/37	674,833	679,850
6.00% due 06/01/37	903,677	910,394
6.00% due 07/01/37	1,644,665	1,656,891
6.33% due 03/01/11	132,050	136,238
6.50% due 06/01/31	326,867	336,762
6.50% due 07/01/31	89,482	92,191
6.50% due 09/01/31	374,371	385,703
6.50% due 02/01/32	406,873	419,189
6.50% due 07/01/32	806,636	830,497
6.50% due 08/01/32	587,102	604,283
6.50% due 01/01/33	379,550	390,657
6.50% due 04/01/34	78,706	80,787
6.50% due 06/01/34	117,390	120,494
6.50% due 08/01/34	439,802	451,431
6.50% due 03/01/36	223,405	228,689
6.50% due 05/01/36	351,216	359,524
6.50% due 01/01/37	356,746	365,185
6.50% due 02/01/37	1,868,941	1,913,003
6.50% due 04/01/37	369,312	378,014
6.50% due 05/01/37	482,449	493,816
6.50% due 06/01/37	380,593	389,560
6.50% due 07/01/37	477,144	488,386
6.63% due 09/15/09	2,374,000	2,470,494
7.50% due 02/01/30	43,967	46,644
7.50% due 03/01/31	101,478	107,329
7.50% due 01/01/32	82,894	87,673

		118,388,403

GOVERNMENT NATIONAL MTG. ASSOC. — 0.7%
4.50% due 07/20/33	79,039	74,129
4.50% due 09/20/33	483,479	453,445
4.50% due 12/20/34	148,157	138,916
5.00% due 07/20/33	118,620	114,176
5.00% due 06/15/34	404,020	392,526
5.00% due 10/15/34	243,417	236,466
5.50% due 11/15/32	574,468	571,902
5.50% due 05/15/33	2,540,635	2,528,288
5.50% due 08/15/33	231,790	230,664
5.50% due 12/15/33	681,345	678,078
5.50% due 10/15/35	166,619	165,678
6.00% due 09/15/32	737,214	748,230
6.00% due 04/15/33	507,839	515,116
6.00% due 02/15/34	267,748	271,484
6.00% due 07/15/34	258,899	262,512
6.00% due 09/15/34	301,530	305,738
6.00% due 01/20/35	250,617	253,254
6.00% due 02/20/35	322,900	326,298
6.00% due 04/20/35	134,169	135,581
6.50% due 11/20/35	237,509	244,241
6.50% due 02/20/36	157,528	161,938

		8,808,660

SMALL BUSINESS ADMINISTRATION— 0.4%
Small Business Administration Participation Certificates Series 2005-20L, Class 1 5.39% due 12/01/25(3)	479,632	483,925
Small Business Administration Participation Certificates Series 2003-20G, Class 1 2003-20G, Class 1 4.35% due 07/01/23(3)	134,948	129,821
Small Business Administration Participation Certificates Series 2004-20D, Class 1 4.77% due 04/01/24(3)	369,963	363,023
Small Business Administration Participation Certificates Series 2005-20C, Class 1 4.95% due 03/01/25(3)	952,180	931,088
Small Business Administration Participation Certificates Series 2004-20I, Class 1 4.99% due 09/01/24(3)	560,618	556,556
Small Business Administration Participation Certificates Pass Through Series 2005-20J, Class 1 5.09% due 10/01/25(3)	530,304	527,650
Small Business Administration Participation Certificates Series 2004-20E, Class 1 5.18% due 05/01/24(3)	649,904	652,054
Small Business Administration Participation Certificates Series 2004-20F, Class 1 5.52% due 06/01/24(3)	960,490	974,402

		4,618,519

TOTAL U.S. GOVERNMENT AGENCIES (cost $182,459,488)		180,740,611

U.S. Government Treasuries — 9.8%

UNITED STATES TREASURY BONDS — 2.1%
4.50% due 02/15/36	5,747,000	5,517,120
5.38% due 02/15/31	9,857,000	10,679,448
6.00% due 02/15/26	3,317,000	3,797,965
6.25% due 08/15/23	611,000	709,142
6.75% due 08/15/26	2,850,000	3,531,996
8.00% due 11/15/21	318,000	423,164

		24,658,835

UNITED STATES TREASURY NOTES — 7.7%
3.13% due 10/15/08	12,812,000	12,700,894
3.50% due 11/15/09	6,515,000	6,464,105
3.88% due 02/15/13	993,000	979,812
4.25% due 11/15/13	2,951,000	2,955,379

4.50% due 03/31/09	8,263,000	8,320,453
4.75% due 11/15/08	5,565,000	5,604,562
4.75% due 05/15/14	829,000	851,991
5.13% due 06/30/11	8,243,000	8,548,890
5.50% due 02/15/08	4,439,000	4,456,685
5.63% due 05/15/08	14,827,000	14,941,672
6.50% due 02/15/10	16,348,000	17,250,965
10.38% due 11/15/12	678,000	679,377
United States Treasury Notes TIPS 2.00% due 01/15/14	4,307,863	4,304,498
4.25% due 01/15/10	3,580,151	3,775,660

		91,834,943

TOTAL U.S. GOVERNMENT TREASURIES (cost $114,972,455)		116,493,778

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,097,050,216)		1,173,656,888

Short-Term Investment Securities — 1.5%

COMMERCIAL PAPER — 1.4%
Falcon Asset Securitization Co., LLC 4.95% due 11/01/07	16,316,000	16,316,000

SOVEREIGN AGENCY — 0.1%
Federal National Mtg. Assoc. Disc. Notes 4.40% due 11/01/07	1,113,000	1,113,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $17,429,000)		17,429,000

TOTAL INVESTMENTS (cost $1,114,479,216) (10)	100.0%	1,191,085,888
Liabilities in excess of other assets	0.0	(329,279)

NET ASSETS	100.0%	$1,190,756,609

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $18,691,705 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects the stated maturity date.

(3)	Collateralized Mortgage Obligation

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2007.

(5)	Fair valued security; see Note 1

(6)	Illiquid security

(7)	Interest Only

(8)	Perpetual maturity — maturity date reflects the next call date.

(9)	Variable Rate Security — the rate reflected is as of October 31, 2007, maturity date reflects next reset date.

(10)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
TIPS — Treasury Inflation Protected Series
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock 88.8%	Shares/ Principal Amount	Value (Note 1)

BROADCAST SERVICES/PROGRAM — 0.8%
Grupo Televisa SA ADR	19,350	$480,847

BUILDING-HEAVY CONSTRUCTION — 0.3%
Acciona SA (2)	600	186,410

CABLE TV — 3.6%
Comcast Corp., Special Class A†	46,980	980,473
Rogers Communications, Inc.	10,080	513,684
Time Warner Cable, Inc.†	27,350	781,936

		2,276,093

CELLULAR TELECOM — 7.9%
America Movil SAB de CV, Series L ADR	12,340	806,912
Cellcom Israel, Ltd.	41,960	1,113,199
Hutchison Telecommunications International, Ltd. (2)	227,000	323,384
Millicom International Cellular SA†	1,800	211,464
Mobile Telesystems ADR	6,840	567,720
MTN Group, Ltd. (2)	20,200	394,282
NII Holdings, Inc.†	14,300	829,400
Partner Communications ADR	14,300	274,417
Vodafone Group PLC (2)	126,258	498,010

		5,018,788

COAL — 0.2%
CONSOL Energy, Inc.	2,500	141,250

ELECTRIC-GENERATION — 1.7%
The AES Corp.†*	50,700	1,085,487

ELECTRIC-INTEGRATED — 32.7%
Allegheny Energy, Inc. †	1,700	103,122
Ameren Corp.	2,910	157,315
American Electric Power Co., Inc.	31,180	1,503,188
CMS Energy Corp.	68,160	1,156,675
Consolidated Edison, Inc.	5,460	257,111
Constellation Energy Group, Inc.	12,480	1,181,856
Dominion Resources, Inc.	7,100	650,573
DPL, Inc.	28,540	828,802
DTE Energy Co.	13,180	653,728
E.ON AG (2)	7,019	1,372,402
Edison International	15,500	901,325
Enel SpA (2)	31,800	380,963
Enersis SA/Chile ADR	33,100	656,042
Entergy Corp.	2,090	250,528
FirstEnergy Corp.	6,180	430,746
FPL Group, Inc.	21,180	1,449,136
Iberdrola SA (2)	45,443	732,246
Integrys Energy Group, Inc.	4,030	216,854
International Power PLC (2)	94,970	969,182
MDU Resources Group, Inc.	27,070	762,291
Northeast Utilities	19,690	607,043
Pepco Holdings, Inc.	28,800	820,512
PG&E Corp.	24,100	1,179,213
Portland General Electric Co.	6,380	179,597
Public Service Enterprise Group, Inc.	19,600	1,873,760
RWE AG (2)	500	68,388
Scottish and Southern Energy PLC (2)	20,500	664,803
Suez SA (2)	2,274	148,389
Wisconsin Energy Corp.	2,100	100,548
Xcel Energy, Inc.	19,530	440,401

		20,696,739

ELECTRIC-TRANSMISSION — 1.4%
Red Electrica de Espana (2)	15,919	895,242

ENERGY-ALTERNATE SOURCES — 0.6%
Covanta Holding Corp.†	14,300	387,673

GAS-DISTRIBUTION — 3.3%
AGL Resources, Inc.	1,500	59,295
Enagas (2)	31,702	902,373
Energen Corp.	900	57,600
Sempra Energy	16,900	1,039,519

		2,058,787

INDEPENDENT POWER PRODUCERS — 5.3%
Dynegy, Inc., Class A†	39,800	366,558
Mirant Corp.†	9,160	388,018
NRG Energy, Inc.†	53,900	2,461,074
Reliant Energy, Inc.†	5,600	154,112

		3,369,762

MULTIMEDIA — 0.2%
News Corp., Class A	6,920	149,956

OIL & GAS DRILLING — 0.3%
Noble Corp.	2,960	156,732

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
OAO Gazprom ADR	6,900	343,620
Talisman Energy, Inc.	21,780	474,496
Ultra Petroleum Corp.†	5,370	380,518
XTO Energy, Inc.	2,200	146,036

		1,344,670

OIL COMPANIES-INTEGRATED — 0.6%
Total SA (2)	4,817	388,755

OIL-FIELD SERVICES — 0.9%
Halliburton Co.	14,000	551,880

PIPELINES — 7.8%
El Paso Corp.	47,710	842,559
Equitable Resources, Inc.	32,270	1,817,446
Questar Corp.	12,500	713,500
Williams Cos., Inc.	43,280	1,579,287

		4,952,792

RADIO — 0.1%
Citadel Broadcasting Corp.	20,210	88,924

TELECOM SERVICES — 6.9%
Embarq Corp.	17,540	928,217
Orascom Telecom Holding SAE GDR (2)	4,750	341,033
Singapore Telecommunications, Ltd. (2)	136,000	386,341
Telenor ASA† (2)	51,720	1,220,107
TeliaSonera AB (2)	10,700	105,550
TELUS Corp.	13,430	781,788
Tim Participacoes SA ADR	13,370	620,368

		4,383,404

TELEPHONE-INTEGRATED — 10.1%
AT&T, Inc.	43,970	1,837,506
Citizens Communications Co.	4,000	52,640
Hrvatske Telekom GDR†*	860	44,514
Koninklijke KPN NV (2)	27,600	521,810
Philippine Long Distance Telephone Co.	3,600	247,095
Philippine Long Distance Telephone Co. ADR (2)	4,700	322,420
Qwest Communications International, Inc.†	125,000	897,500

Tele Norte Leste Participacoes SA	2,700	103,030
Telecom Argentina SA ADR	24,340	584,403
Telefonica SA (2)	34,346	1,137,208
Windstream Corp.	45,740	615,203

		6,363,329

WATER — 0.8%
Veolia Environnement (2)	5,798	518,892

WEB PORTALS/ISP — 0.7%
Iliad SA (2)	4,085	428,937

WIRELESS EQUIPMENT — 0.5%
American Tower Corp., Class A†	6,940	306,609

TOTAL COMMON STOCK (cost $51,031,787)		56,231,958

Preferred Stock — 7.2%

CABLE TV — 0.3%
NET Servicos de Comunicacao SA	12,900	207,962

ELECTRIC-DISTRIBUTION — 1.3%
Eletropaulo Metropolitana de Sao Paulo SA Class B	10,880,000	839,268

ELECTRIC-GENERATION — 0.7%
AES Tiete SA	12,992,000	455,675

ELECTRIC-INTEGRATED — 2.6%
Entergy Corp. 7.63%	22,300	1,611,175

INDEPENDENT POWER PRODUCER — 1.6%
NRG Energy, Inc. 5.75%	2,550	1,007,607

PIPELINES — 0.7%
El Paso Corp. 4.99%	300	436,013

TOTAL PREFERRED STOCK (cost $4,103,583)		4,557,700

Convertible Bonds & Notes — 0.5%

ENERGY-ALTERNATE SOURCES — 0.1%
Covanta Holding Corp. Senior Debenture 1.00% due 02/01/27	60,000	66,150

MINING — 0.4%
Peabody Energy Corp. Sub. Debenture 4.75% due 12/15/66	226,000	263,290

TOTAL CONVERTIBLE BONDS & NOTES (cost $312,630)		329,440

Corporate Bonds & Notes — 0.5%

ELECTRIC-GENERATION — 0.5%
AES Corp. 8.00% due 10/15/17 (cost $322,694)	320,000	322,800

Warrants — 0.4%

ENERGY-ALTERNATE SOURCES — 0.4%
Unified Energy Systems expires 07/04/17 (strike price $0.00) (cost $250,165)	196,000	238,728

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $56,020,859)		61,680,626

Short-term Investment Securities — 2.7%

COMMERCIAL PAPER — 2.7%
Yorktown Capital LLC 4.92% due 11/01/07 (cost $1,716,000)	1,716,000	1,716,000

TOTAL INVESTMENTS (cost $57,736,859) (1)	100.1%	63,396,626
Liabilities in excess of other assets	(0.1)	(60,744)

NET ASSETS	100.0%	$63,335,882

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $1,130,001 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value procedures for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* USD	916,750	EUR	660,578	11/19/2007	$40,436
* USD	829,483	EUR	589,788	12/14/2007	25,385
* USD	427,487	GBP	209,568	12/14/2007	7,657
* USD	173,197	EUR	124,610	12/19/2007	7,426

					$80,903

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* EUR	2,189	USD	3,097	11/19/2007	(74)
* EUR	200,390	USD	285,791	12/14/2007	(4,664)
* EUR	4,094,652	USD	5,692,936	12/19/2007	(242,301)
* GBP	22,870	USD	46,502	12/14/2007	(985)
GBP	739,727	USD	1,482,675	12/19/2007	(53,310)

					(301,334)

Net Unrealized Appreciation (Depreciation)					$(220,431)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar	GBP — British Pound	USD — United States Dollar
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Cos., Inc.†	1,311	$13,569
Omnicom Group, Inc.	830	42,313

		55,882

AEROSPACE/DEFENSE — 1.6%
Boeing Co.	1,984	195,603
General Dynamics Corp.	1,027	93,416
Lockheed Martin Corp.	878	96,615
Northrop Grumman Corp.	869	72,666
Raytheon Co.	1,161	73,851
Rockwell Collins, Inc.	442	33,066

		565,217

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	365	25,426
United Technologies Corp.	2,510	192,241

		217,667

AGRICULTURAL CHEMICALS — 0.4%
Monsanto Co.	1,380	134,729

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,629	58,286

AIRLINES — 0.1%
Southwest Airlines Co.	1,904	27,056

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.†	971	35,500
Jones Apparel Group, Inc.	290	6,073
Liz Claiborne, Inc.	259	7,374
Polo Ralph Lauren Corp.	89	6,123
VF Corp.	202	17,600

		72,670

APPLIANCES — 0.0%
Whirlpool Corp.	204	16,153

APPLICATIONS SOFTWARE — 2.3%
Citrix Systems, Inc.†	455	19,560
Compuware Corp.†	914	9,140
Intuit, Inc.†	893	28,728
Microsoft Corp.	20,406	751,145

		808,573

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	986	65,332

AUDIO/VIDEO PRODUCTS — 0.0%
Harman International Industries, Inc.	152	12,798

AUTO-CARS/LIGHT TRUCKS — 0.3%
Ford Motor Co.†	5,066	44,936
General Motors Corp.	1,481	58,040

		102,976

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	991	55,060

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Johnson Controls, Inc.	1,503	65,711

BANKS-COMMERCIAL — 0.6%
Banco Bilbao Vizcaya Argentaria,ADR	1	25
BB&T Corp.	1,420	52,498
Commerce Bancorp, Inc.	433	17,645
First Horizon National Corp.	300	7,824
M&T Bank Corp.	198	19,697
Marshall & Ilsley Corp.	706	30,146
Regions Financial Corp.	1,902	51,582
Synovus Financial Corp.	983	25,912
Zions Bancorp	272	16,078

		221,407

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	546	41,065
State Street Corp.	1,039	82,881
The Bank of New York Mellon Corp.	2,931	143,179

		267,125

BANKS-SUPER REGIONAL — 4.3%
Bank of America Corp.	11,231	542,233
Capital One Financial Corp.	1,082	70,968
Comerica, Inc.	482	22,500
Fifth Third Bancorp	1,440	45,043
Huntington Bancshares, Inc.	322	5,767
KeyCorp.	986	28,052
National City Corp.	1,496	36,278
PNC Financial Services Group, Inc.	853	61,552
SunTrust Banks, Inc.	883	64,106
US Bancorp	4,369	144,876
Wachovia Corp.	4,816	220,236
Wells Fargo & Co.	8,459	287,690

		1,529,301

BEVERAGES-NON-ALCOHOLIC — 1.8%
Coca-Cola Enterprises, Inc.	752	19,409
Pepsi Bottling Group, Inc.	354	15,250
PepsiCo, Inc.	4,089	301,441
The Coca-Cola Co.	5,035	310,962

		647,062

BEVERAGES-WINE/SPIRITS — 0.0%
Brown-Forman Corp., Class B	11	814
Constellation Brands, Inc., Class A†	521	13,087

		13,901

BREWERY — 0.3%
Anheuser-Busch Cos., Inc.	2,047	104,970
Molson Coors Brewing Co., Class B	254	14,537

		119,507

BROADCAST SERVICES/PROGRAM — 0.1%
Clear Channel Communications, Inc.	1,299	49,063

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Masco Corp.	929	22,370
Vulcan Materials Co.	265	22,660

		45,030

BUILDING PRODUCTS-AIR & HEATING — 0.1%
American Standard Cos., Inc.	460	17,144

BUILDING-RESIDENTIAL/COMMERICAL — 0.1%
Centex Corp.	343	8,596
D.R. Horton, Inc.	716	9,086
KB Home Corp.	230	6,357
Lennar Corp., Class A	375	8,569
Pulte Homes, Inc.	572	8,488

		41,096

CABLE TV — 0.6%
Comcast Corp., Class A†	7,906	166,422

The DIRECTV Group, Inc.†	1,738	46,022

		212,444

CASINO HOTEL — 0.1%
Harrah’s Entertainment, Inc.	474	41,831

CASINO SERVICES — 0.1%
International Game Technology	855	37,287

CHEMICALS-DIVERSIFIED — 0.8%
E.I. du Pont de Nemours & Co.	2,330	115,358
PPG Industries, Inc.	425	31,765
Rohm & Haas Co.	372	19,299
The Dow Chemical Co.	2,405	108,321

		274,743

CHEMICALS-SPECIALTY — 0.2%
Ashland, Inc.	145	8,514
Eastman Chemical Co.	213	14,184
Ecolab, Inc.	441	20,802
Hercules, Inc.	94	1,768
International Flavors & Fragrances, Inc.	187	9,763
Sigma-Aldrich Corp.	300	15,501

		70,532

COAL — 0.2%
CONSOL Energy, Inc.	494	27,911
Peabody Energy Corp.	682	38,022

		65,933

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	283	18,089

COMMERCIAL SERVICES — 0.0%
Convergys Corp.†	449	8,230

COMMERCIAL SERVICES-FINANCE — 0.3%
Equifax, Inc.	392	15,092
H&R Block, Inc.	871	18,988
Moody’s Corp.	619	27,062
The Western Union Co.	2,022	44,565

		105,707

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	583	28,509

COMPUTER SERVICES — 0.3%
Affiliated Computer Services, Inc., Class A†	279	14,134
Cognizant Technology Solutions Corp., Class A†	588	24,379
Computer Sciences Corp.†	449	26,217
Electronic Data Systems Corp.	1,332	28,758
Unisys Corp.†	1,075	6,536

		100,024

COMPUTERS — 3.9%
Apple, Inc.†	2,201	418,080
Dell, Inc.†	5,750	175,950
Hewlett-Packard Co.	6,525	337,212
International Business Machines Corp.	3,444	399,917
Sun Microsystems, Inc.†	8,957	51,145

		1,382,304

COMPUTERS-INTEGRATED SYSTEMS — 0.0%
Teradata Corp.†	470	13,409

COMPUTERS-MEMORY DEVICES — 0.5%
EMC Corp.†	5,308	134,770
Network Appliance, Inc.†	971	30,577
SanDisk Corp.†	597	26,507
Seagate Technology†(1)(2)	1,206	0

		191,854

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	239	10,036

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	359	22,463
Fortune Brands, Inc.	420	35,183
Kimberly-Clark Corp.	1,077	76,349

		133,995

CONTAINERS-METAL/GLASS — 0.0%
Ball Corp.	221	10,957

CONTAINERS-PAPER/PLASTIC — 0.1%
Bemis Co., Inc.	45	1,267
Pactiv Corp.†	341	9,368
Sealed Air Corp.	482	12,016

		22,651

COSMETICS & TOILETRIES — 2.0%
Avon Products, Inc.	1,095	44,873
Colgate-Palmolive Co.	1,291	98,465
Procter & Gamble Co.	7,898	549,069
The Estee Lauder Cos., Inc., Class A	209	9,175

		701,582

CRUISE LINES — 0.2%
Carnival Corp.	1,105	53,018

DATA PROCESSING/MANAGEMENT — 0.4%
Automatic Data Processing, Inc.	1,345	66,658
Fidelity National Information Services, Inc.	145	6,687
Fiserv, Inc.†	437	24,210
Paychex, Inc.	860	35,931

		133,486

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Patterson Cos., Inc.†	392	15,331

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	278	23,244

DISTRIBUTION/WHOLESALE — 0.1%
Genuine Parts Co.	267	13,102
WW Grainger, Inc.	182	16,365

		29,467

DIVERSIFIED MANUFACTURING OPERATIONS — 5.0%
3M Co.	1,811	156,398
Cooper Industries, Ltd. Class A	493	25,828
Danaher Corp.	626	53,629
Dover Corp.	531	24,426
Eaton Corp.	384	35,551
General Electric Co.	25,932	1,067,361
Honeywell International, Inc.	1,895	114,477
Illinois Tool Works, Inc.	1,079	61,784
Ingersoll-Rand Co., Ltd., Class A	725	36,504

ITT, Inc.	501	33,527
Leggett & Platt, Inc.	189	3,672
Parker Hannifin Corp.	454	36,488
Textron, Inc.	656	45,402
Tyco International, Ltd.	1,261	51,915

		1,746,962

DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.	393	19,909

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc.†	439	18,144

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	774	69,002

E-COMMERCE/SERVICES — 0.4%
eBay, Inc.†	2,887	104,220
Expedia, Inc.†	129	4,213
IAC/InterActive Corp.†	354	10,429
Monster Worldwide, Inc.†	372	15,096

		133,958

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	2,005	104,802
Molex, Inc.	286	8,168

		112,970

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,748	37,425

ELECTRIC-INTEGRATED — 3.0%
Allegheny Energy, Inc.†	423	25,659
Ameren Corp.	535	28,922
American Electric Power Co., Inc.	1,044	50,331
CenterPoint Energy, Inc.	975	16,341
CMS Energy Corp.	693	11,760
Consolidated Edison, Inc.	714	33,622
Constellation Energy Group, Inc.	484	45,835
Dominion Resources, Inc.	759	69,547
DTE Energy Co.	432	21,427
Duke Energy Corp.	3,297	63,204
Edison International	853	49,602
Entergy Corp.	495	59,336
Exelon Corp.	1,707	141,306
FirstEnergy Corp.	772	53,808
FPL Group, Inc.	1,030	70,473
NiSource, Inc.	628	12,843
PG&E Corp.	894	43,743
Pinnacle West Capital Corp.	25	1,010
PPL Corp.	998	51,597
Progress Energy, Inc.	684	32,832
Public Service Enterprise Group, Inc.	681	65,104
Southern Co.	1,914	70,167
TECO Energy, Inc.	121	2,036
Xcel Energy, Inc.	1,060	23,903

		1,044,408

ELECTRONIC COMPONENTS-MISC. — 0.2%
Jabil Circuit, Inc.	521	11,321
Tyco Electronics, Ltd.	1,258	44,873

		56,194

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc.†	1,445	18,901
Altera Corp.	902	17,697
Broadcom Corp., Class A†	1,218	39,646
Intel Corp.	14,781	397,609
LSI Logic Corp.†	1,866	12,316
MEMC Electronic Materials, Inc.†	569	41,662
Microchip Technology, Inc.	454	15,059
Micron Technology, Inc.†	1,979	20,799
National Semiconductor Corp.	632	15,888
NVIDIA Corp.†	1,388	49,107
QLogic Corp.†	437	6,787
Texas Instruments, Inc.	3,616	117,882
Xilinx, Inc.	748	18,251

		771,604

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,489	71,323

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	979	36,076
Tektronix, Inc.	9	341

		36,417

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	326	35,743

ENGINEERING/R&D SERVICES — 0.2%
Fluor Corp.	231	36,498
Jacobs Engineering Group, Inc.†	268	23,356

		59,854

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	290	34,788

ENTERPRISE SOFTWARE/SERVICE — 0.8%
BMC Software, Inc.†	530	17,935
CA, Inc.	984	26,027
Novell, Inc.†	1,062	8,029
Oracle Corp.†	9,964	220,902

		272,893

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	788	48,163

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	373	14,946

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc.	483	17,021

FINANCE-CONSUMER LOANS — 0.1%
SLM Corp.†	1,076	50,744

FINANCE-CREDIT CARD — 0.6%
American Express Co.	2,993	182,423
Discover Financial Services	1,208	23,315

		205,738

FINANCE-INVESTMENT BANKER/BROKER — 4.8%
Citigroup, Inc.	12,590	527,521
E*TRADE Financial Corp.†	1,342	14,950
JPMorgan Chase & Co.	8,565	402,555
Lehman Brothers Holdings, Inc.	1,344	85,129
Merrill Lynch & Co., Inc.	2,181	143,990
Morgan Stanley	2,690	180,929
The Bear Stearns Cos., Inc.	316	35,897

The Charles Schwab Corp.	2,529	58,774
The Goldman Sachs Group, Inc.	1,027	254,614

		1,704,359

FINANCE-MORTGAGE LOAN/BANKER — 0.7%
Countrywide Financial Corp.	1,475	22,892
Fannie Mae	2,464	140,546
Freddie Mac	1,646	85,971

		249,409

FINANCE-OTHER SERVICES — 0.5%
CME Group, Inc.	109	72,621
IntercontinentalExchange, Inc.†	176	31,363
NYSE Euronext	666	62,518

		166,502

FINANCIAL GUARANTEE INSURANCE — 0.1%
Ambac Financial Group, Inc.	307	11,307
MBIA, Inc.	333	14,332
MGIC Investment Corp.	251	4,859

		30,498

FOOD-CONFECTIONERY — 0.2%
The Hershey Co.	477	20,563
WM Wrigley Jr. Co.	565	34,844

		55,407

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.	216	5,998

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	789	12,466

FOOD-MISC. — 1.0%
Campbell Soup Co.	581	21,486
ConAgra Foods, Inc.	1,240	29,425
General Mills, Inc.	836	48,263
H.J. Heinz Co.	808	37,798
Kellogg Co.	656	34,630
Kraft Foods, Inc., Class A	3,998	133,573
McCormick & Co., Inc.	303	10,614
Sara Lee Corp.	1,922	31,790

		347,579

FOOD-RETAIL — 0.3%
Safeway, Inc.	1,111	37,774
The Kroger Co.	1,791	52,638
Whole Foods Market, Inc.	382	18,924

		109,336

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
SUPERVALU, Inc.	546	21,157
Sysco Corp.	1,627	55,790

		76,947

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	561	25,060
Weyerhaeuser Co.	568	43,117

		68,177

GAS-DISTRIBUTION — 0.1%
Nicor, Inc.	48	2,077
Sempra Energy	701	43,118

		45,195

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	749	49,509

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	723	21,083

HOTELS/MOTELS — 0.2%
Marriott International, Inc., Class A	808	33,217
Starwood Hotels & Resorts Worldwide, Inc.	531	30,193
Wyndham Worldwide Corp.	452	14,839

		78,249

HUMAN RESOURCES — 0.0%
Robert Half International, Inc.	473	14,233

INDEPENDENT POWER PRODUCER — 0.0%
Dynegy, Inc., Class A†	1,292	11,899

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	387	26,657

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	546	53,426
Praxair, Inc.	809	69,153

		122,579

INSTRUMENTS-SCIENTIFIC — 0.3%
Applera Corp. — Applied BioSystems Group	464	17,233
PerkinElmer, Inc.	310	8,531
Thermo Fisher Scientific, Inc.†	1,136	66,808
Waters Corp.†	264	20,323

		112,895

INSURANCE BROKERS — 0.2%
AON Corp.	769	34,851
Marsh & McLennan Cos., Inc.	1,371	35,495

		70,346

INSURANCE-LIFE/HEALTH — 1.1%
AFLAC, Inc.	1,239	77,784
CIGNA Corp.	754	39,578
Genworth Financial, Inc., Class A	1,100	30,030
Lincoln National Corp.	707	44,096
Principal Financial Group	721	48,790
Prudential Financial, Inc.	1,161	112,292
Torchmark Corp.	82	5,343
Unum Group	986	23,013

		380,926

INSURANCE-MULTI-LINE — 2.4%
ACE, Ltd.	832	50,427
Allstate Corp.	1,481	77,604
American International Group, Inc.(3)	6,491	409,712
Assurant, Inc.	128	7,480
Cincinnati Financial Corp.	411	16,350
Hartford Financial Services Group, Inc.	829	80,438
Loews Corp.	984	48,305
MetLife, Inc.	1,880	129,438
XL Capital, Ltd., Class A	482	34,680

		854,434

INSURANCE — PROPERTY/CASUALTY — 0.5%
Chubb Corp.	1,051	56,071
SAFECO Corp.	197	11,406
The Progressive Corp.	1,926	35,631
The Travelers Cos., Inc.	1,662	86,773

		189,881

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
Akamai Technologies, Inc.†	421	16,499

INTERNET SECURITY — 0.2%
Symantec Corp.†	2,301	43,213
VeriSign, Inc.†	617	21,033

		64,246

INVESTMENT COMPANIES — 0.0%
American Capital Strategies, Ltd.	168	7,293

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Ameriprise Financial, Inc.	648	40,811
Federated Investors, Inc., Class B	145	6,235
Franklin Resources, Inc.	467	60,560
Janus Capital Group, Inc.	420	14,494
Legg Mason, Inc.	332	27,536
T. Rowe Price Group, Inc.	715	45,932

		195,568

LEISURE PRODUCTS — 0.0%
Brunswick Corp.	243	5,421

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	134	4,904

MACHINERY-CONSTRUCTION & MINING — 0.4%
Caterpillar, Inc.	1,618	120,719
Terex Corp.†	188	13,953

		134,672

MACHINERY-FARMING — 0.3%
Deere & Co.	562	87,054

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	494	12,454

MEDICAL INSTRUMENTS — 0.6%
Boston Scientific Corp.†	3,106	43,080
Medtronic, Inc.	2,870	136,153
St. Jude Medical, Inc.†	947	38,571

		217,804

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	307	21,106
Quest Diagnostics, Inc.	395	21,006

		42,112

MEDICAL PRODUCTS — 2.2%
Baxter International, Inc.	1,706	102,377
Becton, Dickinson & Co.	642	53,581
Covidien, Ltd.†	1,293	53,789
Johnson & Johnson	7,326	477,436
Stryker Corp.	601	42,671
Varian Medical Systems, Inc.†	174	8,486
Zimmer Holdings, Inc.†	637	44,265

		782,605

MEDICAL-BIOMEDICAL/GENE — 1.0%
Amgen, Inc.†	2,751	159,861
Biogen Idec, Inc.†	733	54,564
Celgene Corp.†	1,009	66,594
Genzyme Corp.†	668	50,748
Millipore Corp.†	103	7,998

		339,765

MEDICAL-DRUGS — 4.6%
Abbott Laboratories	3,911	213,619
Allergan, Inc.	778	52,577
Bristol-Myers Squibb Co.	5,006	150,130
Eli Lilly & Co.	2,497	135,212
Forest Laboratories, Inc.†	801	31,295
King Pharmaceuticals, Inc.†	738	7,823
Merck & Co., Inc.	5,508	320,896
Pfizer, Inc.	17,531	431,438
Schering-Plough Corp.	3,863	117,899
Wyeth	3,403	165,488

		1,626,377

MEDICAL-GENERIC DRUGS — 0.1%
Barr Pharmaceuticals, Inc.†	251	14,387
Mylan Laboratories, Inc.	659	9,911
Watson Pharmaceuticals, Inc.†	246	7,518

		31,816

MEDICAL-HMO — 1.2%
Aetna, Inc.	1,294	72,684
Coventry Health Care, Inc.†	410	24,727
Humana, Inc.†	427	32,004
UnitedHealth Group, Inc.	3,353	164,800
WellPoint, Inc.†	1,528	121,063

		415,278

MEDICAL-HOSPITALS — 0.0%
Tenet Healthcare Corp.†	563	1,976

MEDICAL-NURSING HOMES — 0.0%
Manor Care, Inc.	179	11,918

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
AmerisourceBergen Corp.	468	22,047
Cardinal Health, Inc.	923	62,792

		84,839

METAL PROCESSORS & FABRICATION — 0.1%
Precision Castparts Corp.	279	41,797

METAL-ALUMINUM — 0.3%
Alcoa, Inc.	2,276	90,107

METAL-DIVERSIFIED — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	967	113,797

MINING — 0.2%
Newmont Mining Corp.	1,170	59,506

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	636	32,754

MULTIMEDIA — 1.7%
Meredith Corp.	10	622
News Corp., Class A	5,859	126,965
The E.W. Scripps Co., Class A	125	5,626
The McGraw-Hill Cos., Inc.	976	48,839
The Walt Disney Co.	4,913	170,137

Time Warner, Inc.	9,438	172,338
Viacom, Inc., Class B†	1,737	71,721

		596,248

NETWORKING PRODUCTS — 1.6%
Cisco Systems, Inc.†	15,416	509,653
Juniper Networks, Inc.†	1,335	48,060

		557,713

NON-FERROUS METALS — 0.0%
Titanium Metals Corp.†	124	4,365

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	687	8,684
Waste Management, Inc.	1,354	49,272

		57,956

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Pitney Bowes, Inc.	349	13,974
Xerox Corp.†	2,368	41,298

		55,272

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	236	13,664

OIL & GAS DRILLING — 0.5%
ENSCO International, Inc.	287	15,926
Nabors Industries, Ltd.†	708	19,881
Noble Corp.	679	35,953
Rowan Cos., Inc.	336	13,097
Transocean, Inc.†	747	89,169

		174,026

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
Anadarko Petroleum Corp.	1,207	71,237
Apache Corp.	841	87,304
Chesapeake Energy Corp.	1,003	39,598
Devon Energy Corp.	1,129	105,449
EOG Resources, Inc.	690	61,134
Murphy Oil Corp.	477	35,122
Noble Energy, Inc.	280	21,431
XTO Energy, Inc.	981	65,119

		486,394

OIL COMPANIES-INTEGRATED — 6.9%
Chevron Corp.	5,396	493,788
ConocoPhillips	4,119	349,950
Exxon Mobil Corp.	14,037	1,291,264
Hess Corp.	708	50,700
Marathon Oil Corp.	1,723	101,881
Occidental Petroleum Corp.	2,102	145,143

		2,432,726

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
National-Oilwell Varco, Inc.†	958	70,164

OIL REFINING & MARKETING — 0.4%
Sunoco, Inc.	304	22,374
Tesoro Corp.	332	20,096
Valero Energy Corp.	1,401	98,673

		141,143

OIL-FIELD SERVICES — 1.6%
Baker Hughes, Inc.	809	70,157
BJ Services Co.	739	18,615
Halliburton Co.	2,253	88,813
Schlumberger, Ltd.	3,016	291,255
Smith International, Inc.	427	28,203
Weatherford International, Ltd.†	882	57,251

		554,294

PAPER & RELATED PRODUCTS — 0.2%
International Paper Co.	1,088	40,213
MeadWestvaco Corp.	477	16,046
Temple-Inland, Inc.	269	14,437

		70,696

PHARMACY SERVICES — 0.3%
Express Scripts, Inc.†	652	41,141
Medco Health Solutions, Inc.†	685	64,651

		105,792

PHOTO EQUIPMENT & SUPPLIES — 0.1%
Eastman Kodak Co.	792	22,699

PIPELINES — 0.4%
El Paso Corp.	1,781	31,452
Questar Corp.	138	7,877
Spectra Energy Corp.	1,599	41,542
Williams Cos., Inc.	1,553	56,669

		137,540

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	591	23,811

PUBLISHING-NEWSPAPERS — 0.1%
Dow Jones & Co., Inc.	206	12,321
Gannett Co., Inc.	565	23,962
The New York Times Co., Class A	209	4,088
Tribune Co.	221	6,687

		47,058

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apartment Investment & Management Co., Class A	142	6,636
AvalonBay Communities, Inc.	133	16,312
Boston Properties, Inc.	288	31,202
Developers Diversified Realty Corp.	94	4,737
Equity Residential	769	32,129
General Growth Properties, Inc.	676	36,747
Host Hotels & Resorts Inc.	1,375	30,470
Kimco Realty Corp.	657	27,279
ProLogis	676	48,496
Public Storage, Inc.	300	24,291
Simon Property Group, Inc.	589	61,321
Vornado Realty Trust	390	43,571

		363,191

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
CB Richard Ellis Group, Inc., Class A†	327	7,972

RETAIL-APPAREL/SHOE — 0.2%
Abercrombie & Fitch Co., Class A	169	13,385
Limited Brands, Inc.	806	17,740
Nordstrom, Inc.	500	19,720

The Gap, Inc.	1,253	23,682

		74,527

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	146	18,164

RETAIL-AUTOMOBILE — 0.0%
AutoNation, Inc.†	399	7,058

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	716	24,301

RETAIL-BUILDING PRODUCTS — 0.6%
Home Depot, Inc.	3,890	122,574
Lowe’s Cos., Inc.	3,742	100,622

		223,196

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc.	1,091	52,935
Circuit City Stores, Inc.	408	3,235
RadioShack Corp.	412	8,496

		64,666

RETAIL-DISCOUNT — 1.5%
Big Lots, Inc.†	277	6,642
Costco Wholesale Corp.	1,109	74,591
Family Dollar Stores, Inc.	418	10,596
Target Corp.	2,143	131,495
TJX Cos., Inc.	1,125	32,546
Wal-Mart Stores, Inc.	6,074	274,606

		530,476

RETAIL-DRUG STORE — 0.7%
CVS Caremark Corp.	3,857	161,107
Walgreen Co.	2,514	99,680

		260,787

RETAIL-JEWELRY — 0.1%
Tiffany & Co.	400	21,672

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
J.C. Penney Co., Inc.	560	31,494
Sears Holdings Corp.†	192	25,880

		57,374

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	761	14,276
OfficeMax, Inc.	228	7,216
Staples, Inc.	1,926	44,953

		66,445

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Dillard’s, Inc., Class A	114	2,625
Kohl’s Corp.†	827	45,460
Macy’s, Inc.	1,129	36,162

		84,247

RETAIL-RESTAURANTS — 0.9%
Darden Restaurants, Inc.	395	16,985
McDonald’s Corp.	3,016	180,055
Starbucks Corp.†	1,938	51,706
Wendy’s International, Inc.	270	9,385
Yum! Brands, Inc.	1,315	52,955

		311,086

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	15,497

SAVINGS & LOANS/THRIFTS — 0.2%
Hudson City Bancorp, Inc.	379	5,935
Sovereign Bancorp, Inc.	966	13,940
Washington Mutual, Inc.	2,333	65,044

		84,919

SCHOOL — 0.1%
Apollo Group, Inc., Class A†	367	29,088

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	3,488	67,737
KLA-Tencor Corp.	489	25,746
Novellus Systems, Inc.†	330	9,375
Teradyne, Inc.†	511	6,306

		109,164

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	787	26,333
Linear Technology Corp.	535	17,666

		43,999

STEEL-PRODUCERS — 0.2%
Nucor Corp.	728	45,151
United States Steel Corp.	309	33,341

		78,492

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc. †	269	27,484

TELECOM EQUIPMENT-FIBER OPTICS — 0.3%
Ciena Corp.†	231	11,056
Corning, Inc.	3,982	96,643
JDS Uniphase Corp.†	581	8,866

		116,565

TELECOM SERVICES — 0.1%
Embarq Corp.	396	20,956

TELECOMMUNICATION EQUIPMENT — 0.0%
Tellabs, Inc.†	1,203	10,598

TELEPHONE-INTEGRATED — 3.5%
ALLTEL Corp.	887	63,110
AT&T, Inc.	15,436	645,070
CenturyTel, Inc.	258	11,365
Citizens Communications Co.	512	6,738
Qwest Communications International, Inc.†	4,186	30,056
Sprint Nextel Corp.	7,204	123,188
Verizon Communications, Inc.	7,352	338,707
Windstream Corp.	1,284	17,270

		1,235,504

TELEVISION — 0.1%
CBS Corp., Class B	1,734	49,766

THERAPEUTICS — 0.3%
Gilead Sciences, Inc.†	2,345	108,316

TOBACCO — 1.2%
Altria Group, Inc.	5,329	388,644

Reynolds American, Inc.	430	27,705
UST, Inc.	434	23,141

		439,490

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	181	16,274
Snap-on, Inc.	60	2,994
The Stanley Works	242	13,927

		33,195

TOYS — 0.1%
Hasbro, Inc.	474	14,149
Mattel, Inc.	1,028	21,475

		35,624

TRANSPORT-RAIL — 0.7%
Burlington Northern Santa Fe Corp.	761	66,321
CSX Corp.	1,174	52,560
Norfolk Southern Corp.	1,059	54,697
Union Pacific Corp.	674	86,299

		259,877

TRANSPORT-SERVICES — 0.9%
C.H. Robinson Worldwide, Inc.	327	16,324
Expeditors International of Washington, Inc.	431	21,830
FedEx Corp.	782	80,812
Ryder System, Inc.	159	7,608
United Parcel Service, Inc., Class B	2,656	199,466

		326,040

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	581	410,767
Yahoo!, Inc.†	3,409	106,020

		516,787

WIRELESS EQUIPMENT — 0.8%
Motorola, Inc.	5,857	110,053
QUALCOMM, Inc.	4,237	181,047

		291,100

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $28,806,373)		34,475,925

Short-Term Investment Securities — 0.3%

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bill 4.68% due 01/24/08
(cost $98,908)(5)	$100,000	98,908

Repurchase Agreement — 2.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 10/31/07, to be repurchased 11/01/07 in the amount of $726,050 and collateralized by $720,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 08/15/24 and having an approximate value of $745,200 (cost $726,000)	726,000	726,000

TOTAL INVESTMENTS (cost $29,631,281) (4)	100.1%	35,300,833
Liabilities in excess of other assets	(0.1)	(42,989)

NET ASSETS	100.0%	$35,257,844

†	Non-income producing security

(1)	Illiquid security

(2)	Fair valued security; see Note 1

(3)	Security represents an investment in an affiliated company. See Note 3

(4)	See Note 4 for cost of investments on a tax basis.

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

10 Long	S&P 500 E-Mini Futures Index	December 2007	$765,338	$777,500	$12,162

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.7%
Boeing Co.	33,200	$3,273,188
Lockheed Martin Corp.	45,000	4,951,800
Spirit Aerosystems Holdings, Inc., Class A†	47,300	1,642,256

		9,867,244

AEROSPACE/DEFENSE-EQUIPMENT — 3.9%
United Technologies Corp.	293,600	22,486,824

AGRICULTURAL CHEMICALS — 1.2%
Monsanto Co.	73,100	7,136,753

AGRICULTURAL OPERATIONS — 0.9%
Archer-Daniels-Midland Co.	146,500	5,241,770

ATHLETIC FOOTWEAR — 0.7%
NIKE, Inc., Class B	63,200	4,187,632

BANKS-FIDUCIARY — 1.2%
Northern Trust Corp.	94,000	7,069,740

BANKS-SUPER REGIONAL — 1.0%
Wells Fargo & Co.	177,000	6,019,770

CASINO HOTEL — 0.7%
MGM Mirage, Inc.	43,000	3,939,230

COMPUTER SERVICES — 0.5%
Cognizant Technology Solutions Corp., Class A†	67,600	2,802,696

COMPUTERS — 11.4%
Apple, Inc.†	140,600	26,706,970
Hewlett-Packard Co.	156,200	8,072,416
International Business Machines Corp.	154,700	17,963,764
Sun Microsystems, Inc.	2,294,900	13,103,879

		65,847,029

COMPUTERS-MEMORY DEVICES — 1.2%
EMC Corp.†	186,800	4,742,852
Network Appliance, Inc.†	60,100	1,892,549

		6,635,401

COSMETICS & TOILETRIES — 2.3%
Colgate-Palmolive Co.	43,700	3,332,999
Procter & Gamble Co.	142,000	9,871,840

		13,204,839

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Danaher Corp.	41,400	3,546,738

E-COMMERCE/SERVICES — 0.6%
eBay, Inc.†	93,000	3,357,300

ELECTRIC PRODUCTS-MISC. — 1.7%
Emerson Electric Co.	182,200	9,523,594

ELECTRONIC COMPONENTS-MISC. — 0.2%
Tyco Electronics, Ltd.	39,400	1,405,398

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.9%
Intel Corp.	454,300	12,220,670
NVIDIA Corp.†	120,000	4,245,600

		16,466,270

ENTERTAINMENT SOFTWARE — 0.6%
Electronic Arts, Inc.†	54,200	3,312,704

FINANCE-CREDIT CARD — 3.0%
American Express Co.	284,700	17,352,465

FINANCE-INVESTMENT BANKER/BROKER — 8.7%
Citigroup, Inc.	348,478	14,601,228
JPMorgan Chase & Co.	373,400	17,549,800
Lehman Brothers Holdings, Inc.	78,000	4,940,520
Merrill Lynch & Co., Inc.	101,800	6,720,836
Morgan Stanley	90,100	6,060,126

		49,872,510

FINANCE-OTHER SERVICES — 0.7%
CME Group, Inc.	6,400	4,264,000

FOOD-MISC. — 0.6%
Kellogg Co.	69,000	3,642,510

FOOD-RETAIL — 0.6%
Safeway, Inc.	101,200	3,440,800

INDUSTRIAL GASES — 1.2%
Air Products & Chemicals, Inc.	70,200	6,869,070

INSURANCE BROKER — 0.7%
Willis Group Holdings, Ltd.	91,300	3,864,729

INSURANCE-REINSURANCE — 1.5%
Axis Capital Holdings, Ltd.	220,000	8,742,800

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 4.0%
Franklin Resources, Inc.	114,400	14,835,392
Janus Capital Group, Inc.	240,000	8,282,400

		23,117,792

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	10,300	708,125

MEDICAL PRODUCTS — 1.6%
Becton, Dickinson & Co.	112,300	9,372,558

MEDICAL-BIOMEDICAL/GENE — 0.9%
Genentech, Inc.†	71,100	5,270,643

MEDICAL-DRUGS — 8.4%
Abbott Laboratories	151,100	8,253,082
Eli Lilly & Co.	200,100	10,835,415
Merck & Co., Inc.	334,600	19,493,796
Schering-Plough Corp.	185,500	5,661,460
Wyeth	82,000	3,987,660

		48,231,413

MEDICAL-HMO — 3.2%
Aetna, Inc.	121,000	6,796,570
WellPoint, Inc.†	146,400	11,599,272

		18,395,842

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.0%
EOG Resources, Inc.	37,400	3,313,640
Noble Energy, Inc.	333,600	25,533,744

		28,847,384

OIL FIELD MACHINERY & EQUIPMENT — 0.6%
Cameron International Corp.†	35,000	3,407,600

OIL-FIELD SERVICES — 5.5%
Baker Hughes, Inc.	107,400	9,313,728
Schlumberger, Ltd.	230,500	22,259,385

		31,573,113

OPTICAL SUPPLIES — 1.7%
Alcon, Inc.	65,900	10,030,639

PHARMACY SERVICES — 1.3%
Medco Health Solutions, Inc.†	77,200	7,286,136

RETAIL-APPAREL/SHOE — 0.5%
Nordstrom, Inc.	70,000	2,760,800

RETAIL-DISCOUNT — 1.7%
Target Corp.	164,000	10,063,040

RETAIL-JEWELRY — 0.6%
Tiffany & Co.	65,600	3,554,208

RETAIL-REGIONAL DEPARTMENT STORES — 1.7%
Kohl’s Corp.†	178,600	9,817,642

RETAIL-RESTAURANTS — 3.2%
McDonald’s Corp.	313,700	18,727,890

RETAIL-SPORTING GOODS — 0.4%
Dick’s Sporting Goods, Inc.†	72,000	2,402,640

SCHOOL — 0.6%
Apollo Group, Inc., Class A†	43,400	3,439,884

SEMICONDUCTOR EQUIPMENT — 0.5%
Lam Research Corp.†	54,000	2,710,800

THERAPEUTICS — 1.1%
Gilead Sciences, Inc.†	132,600	6,124,794

TOBACCO — 1.6%
Altria Group, Inc.	126,700	9,240,231

WEB PORTALS/ISP — 3.8%
Google, Inc., Class A†	31,000	21,917,000

X-RAY EQUIPMENT — 0.3%
Hologic, Inc.†	21,700	1,474,081

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $397,690,738)		568,574,071

Short-Term Investment Securities — 1.7%

TIME DEPOSIT — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 3.55% due 11/01/07 (cost $9,506,000)	9,506,000	9,506,000

TOTAL INVESTMENTS (cost $407,196,738) (1)	100.3%	578,080,071
Liabilities in excess of other assets	(0.3)	(1,461,867)

NET ASSETS	100.0%	$576,618,204

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY OPPORTUNITIES PORTFOLIO@
Portfolio of Investments — October 31, 2007

Common Stock — 99.6%	Shares/ Principal Amount	Value (Note 2)

ADVANCED MATERIALS — 0.1%
Ceradyne, Inc.†	2,500	$171,025

ADVERTISING AGENCY — 0.0%
Omnicom Group, Inc.	200	10,196

ADVERTISING SERVICES — 0.0%
Getty Images, Inc.†	3,100	87,575

AEROSPACE/DEFENSE — 2.2%
Boeing Co.	30,300	2,987,277
Lockheed Martin Corp.	2,700	297,108
Northrop Grumman Corp.	6,200	518,444
Raytheon Co.	14,800	941,428

		4,744,257

AEROSPACE/DEFENSE-EQUIPMENT — 0.2%
Curtiss-Wright Corp.	3,700	208,273
DRS Technologies, Inc.	3,200	183,808
HEICO Corp.	800	43,552

		435,633

AIRLINES — 0.2%
AMR Corp.†	3,600	86,400
Continental Airlines, Inc., Class B†	2,300	79,005
Copa Holdings SA Class A	1,000	37,810
Delta Air Lines, Inc.†	700	14,560
Northwest Airlines Corp.†	2,900	53,795
Republic Airways Holdings, Inc.†	1,800	38,322
UAL Corp.†	1,400	67,060
US Airways Group, Inc.†	2,700	74,682

		451,634

APPAREL MANUFACTURER — 0.0%
Polo Ralph Lauren Corp.	900	61,920

APPLICATIONS SOFTWARE — 3.8%
Citrix Systems, Inc.†	2,200	94,578
Compuware Corp.†	9,300	93,000
Intuit, Inc.†	2,700	86,859
Microsoft Corp.	209,900	7,726,419
Progress Software Corp.†	1,700	55,607
Quest Software, Inc.†	3,100	53,940
Red Hat, Inc.†	3,800	82,042
Salesforce.com, Inc.†	1,300	73,281

		8,265,726

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	3,200	212,032

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
American Axle & Manufacturing Holdings, Inc.	5,800	159,268
Lear Corp.†	2,200	78,166
Tenneco, Inc.†	5,000	153,050

		390,484

BANKS-COMMERCIAL — 0.0%
Park National Corp.	200	15,852

BANKS-SUPER REGIONAL — 5.7%
Bank of America Corp.	119,400	5,764,632
National City Corp.	1,196	29,003
US Bancorp	33,200	1,100,912
Wachovia Corp.	74,000	3,384,020
Wells Fargo & Co.	67,900	2,309,279

		12,587,846

BATTERIES/BATTERY SYSTEMS — 0.0%
EnerSys†	600	10,872

BEVERAGES-NON-ALCOHOLIC — 0.7%
PepsiCo, Inc.	8,100	597,132
The Coca-Cola Co.	15,400	951,104

		1,548,236

BROADCAST SERVICES/PROGRAM — 0.7%
Clear Channel Communications, Inc.	32,400	1,223,748
Liberty Global, Inc., Class A†	3,100	121,675
Liberty Media Corp. — Capital, Class A†	700	87,486

		1,432,909

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Drew Industries, Inc.†	3,000	118,740
Simpson Manufacturing Co., Inc.	2,300	68,977
USG Corp.†	2,100	83,475

		271,192

BUILDING & CONSTRUCTION-MISC. — 0.1%
Dycom Industries, Inc.†	4,900	138,425
Layne Christensen Co.†	1,500	85,410

		223,835

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Goodman Global, Inc.†	3,900	96,135
Lennox International, Inc.	4,000	142,800

		238,935

BUILDING PRODUCTS-LIGHT FIXTURES — 0.0%
Genlyte Group, Inc.†	700	45,570

BUILDING-HEAVY CONSTRUCTION — 0.1%
Perini Corp.†	2,900	166,315

BUILDING-MAINTANCE & SERVICES — 0.0%
ABM Industries, Inc.	500	11,760
Rollins, Inc.	1,200	36,444

		48,204

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 0.0%
Champion Enterprises, Inc.†	7,200	85,392

BUILDING-RESIDENTIAL/COMMERICAL — 0.2%
Centex Corp.	2,100	52,626
KB Home Corp.	6,600	182,424
Lennar Corp., Class A	3,300	75,405
NVR, Inc.†	100	47,575
Toll Brothers, Inc.†	2,600	59,566

		417,596

CABLE TV — 0.4%
Charter Communications, Inc., Class A†	52,200	108,054
Comcast Corp., Class A†	20,000	421,000
EchoStar Communications Corp., Class A†	7,500	367,200

		896,254

CELLULAR TELECOM — 0.1%
Centennial Communications Corp.†	5,900	60,416
Syniverse Holdings, Inc.†	5,300	88,457

		148,873

CHEMICALS-DIVERSIFIED — 0.3%
Celanese Corp., Class A	2,900	121,684
Lyondell Chemical Co.	2,500	118,625
Olin Corp.	7,300	166,294

The Dow Chemical Co.	7,400	333,296

		739,899

CHEMICALS-SPECIALTY — 0.5%
Arch Chemicals, Inc.	2,800	127,736
Ashland, Inc.	1,300	76,336
Ferro Corp.	100	2,072
H.B. Fuller Co.	5,700	167,751
OM Group, Inc.†	3,000	158,940
Sensient Technologies Corp.	2,900	86,681
Terra Industries, Inc.†	1,900	70,091
The Mosaic Co.†	2,100	146,580
WR Grace & Co.†	6,200	183,520

		1,019,707

COAL — 0.3%
Alpha Natural Resources, Inc.†	7,000	192,080
Foundation Coal Holdings, Inc.	4,200	179,424
Massey Energy Co.	7,700	243,936

		615,440

COMMERCE — 0.0%
Global Sources, Ltd.†	2,100	68,061

COMMERCIAL SERVICES — 0.2%
Alliance Data Systems Corp.†	1,100	88,440
ChoicePoint, Inc.†	1,300	51,116
Convergys Corp.†	3,100	56,823
DynCorp International, Inc., Class A†	5,300	119,992
TeleTech Holdings, Inc.†	5,600	139,608

		455,979

COMMERCIAL SERVICES-FINANCE — 0.2%
Coinstar, Inc.†	2,300	79,235
Deluxe Corp.	4,500	181,530
Heartland Payment Systems, Inc.	4,500	135,000

		395,765

COMPUTER AIDED DESIGN — 0.1%
Ansys, Inc.†	1,300	50,453
Aspen Technology, Inc.†	9,700	169,168
Autodesk, Inc.†	2,200	107,580

		327,201

COMPUTER SERVICES — 0.6%
Affiliated Computer Services, Inc., Class A†	1,600	81,056
CACI International, Inc., Class A†	2,700	145,395
Computer Sciences Corp.†	2,200	128,458
DST Systems, Inc.†	1,000	84,710
Electronic Data Systems Corp.	30,400	656,336
SRA International, Inc. Class A†	4,100	112,586
Syntel, Inc.	2,900	123,482
Unisys Corp.†	11,000	66,880

		1,398,903

COMPUTER SOFTWARE — 0.1%
Blackbaud, Inc.	2,500	67,375
Omniture, Inc.†	4,300	146,888

		214,263

COMPUTERS — 6.3%
Apple, Inc.†	15,500	2,944,225
Dell, Inc.†	35,500	1,086,300
Hewlett-Packard Co.	98,000	5,064,640
International Business Machines Corp.	39,400	4,575,128
Palm, Inc.†	10,300	92,906

		13,763,199

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Brocade Communications Systems, Inc.†	7,200	68,472
Jack Henry & Assoc., Inc.	6,300	184,086
MICROS Systems, Inc.†	1,100	79,002
NCR Corp.†	2,400	66,216
Teradata Corp.†	1,400	39,942

		437,718

COMPUTERS-MEMORY DEVICES — 0.8%
EMC Corp.†	54,800	1,391,372
Network Appliance, Inc.†	3,000	94,470
Seagate Technology	6,400	178,176
Seagate Technology†(2)	50,100	0
Western Digital Corp.†	3,700	95,904

		1,759,922

COMPUTERS-PERIPHERY EQUIPMENT — 0.2%
Lexmark International, Inc., Class A†	1,900	79,781
Sigma Designs, Inc.†	2,100	123,417
Synaptics, Inc.†	3,200	173,920

		377,118

CONSULTING SERVICES — 0.6%
Accenture Ltd., Class A	24,000	937,200
Corporate Executive Board Co.	300	21,375
Gartner, Inc.†	1,200	26,280
Hewitt Associates Inc., Class A†	1,500	52,920
MAXIMUS, Inc.	2,600	124,592
The Advisory Board Co.†	1,000	64,210

		1,226,577

CONSUMER PRODUCTS-MISC. — 0.2%
American Greetings Corp., Class A	5,800	152,772
Blyth, Inc.	2,400	45,816
Fossil, Inc.†	1,900	71,364
Scotts Miracle-Gro Co., Class A	1,000	45,890
Tupperware Brands Corp.	5,100	184,110

		499,952

CONTAINERS-METAL/GLASS — 0.1%
Owens-Illinois, Inc.†	2,100	93,282
Silgan Holdings, Inc.	1,300	70,941

		164,223

CONTAINERS-PAPER/PLASTIC — 0.0%
Graphic Packaging Corp.†	1,300	6,396
Packaging Corp. of America	2,700	85,968

		92,364

COSMETICS & TOILETRIES — 1.0%
Procter & Gamble Co.	32,900	2,287,208

DATA PROCESSING/MANAGEMENT — 0.7%
Acxiom Corp.	1,000	13,140
Automatic Data Processing, Inc.	19,200	951,552
Broadridge Financial Solutions, Inc.	5,300	106,000

CSG Systems International, Inc.†	1,400	28,742
Fair Isaac Corp.	2,800	106,176
Fidelity National Information Services, Inc.	1,700	78,404
Mastercard, Inc., Class A	1,800	341,190

		1,625,204

DECISION SUPPORT SOFTWARE — 0.1%
Cognos, Inc.†	1,300	65,429
Wind River Systems, Inc.†	4,700	58,797

		124,226

DIAGNOSTIC KITS — 0.1%
Meridian Bioscience, Inc.	4,300	142,287

DISTRIBUTION/WHOLESALE — 0.1%
Tech Data Corp.†	4,600	180,918
United Stationers, Inc.†	200	11,582
WW Grainger, Inc.	400	35,968

		228,468

DIVERSIFIED MANUFACTURING OPERATIONS — 4.9%
3M Co.	11,300	975,868
Actuant Corp., Class A	1,800	124,164
Acuity Brands, Inc.	3,900	186,420
Ameron International Corp.	300	32,361
Barnes Group, Inc.	2,500	91,825
Eaton Corp.	1,100	101,838
EnPro Industries, Inc.†	3,200	131,232
General Electric Co.	154,300	6,350,988
Honeywell International, Inc.	21,000	1,268,610
Ingersoll-Rand Co., Ltd., Class A	3,400	171,190
Matthews International Corp., Class A	100	4,557
Parker Hannifin Corp.	3,850	309,425
SPX Corp.	900	91,170
Teleflex, Inc.	1,300	95,173
Tyco International, Ltd.	20,800	856,336

		10,791,157

DIVERSIFIED OPERATIONS/COMMERICAL SERVICES — 0.1%
Chemed Corp.	2,500	143,300

E-COMMERCE/PRODUCTS — 0.4%
Amazon.Com, Inc.†	7,800	695,370
Blue Nile, Inc.†	1,700	134,368

		829,738

E-COMMERCE/SERVICES — 0.4%
eBay, Inc.†	22,400	808,640
Expedia, Inc.†	1,900	62,054

		870,694

E-MARKETING/INFO — 0.2%
Digital River, Inc.†	3,600	191,016
ValueClick, Inc.†	8,100	220,239

		411,255

EDUCATIONAL SOFTWARE — 0.1%
Blackboard, Inc.†	3,100	154,690

ELECTRIC PRODUCTS-MISC. — 0.1%
GrafTech International, Ltd.†	9,600	181,440

ELECTRIC-INTEGRATED — 0.0%
Otter Tail Corp.	300	10,392

ELECTRONIC COMPONENTS-MISC. — 0.1%
Cubic Corp.	2,000	90,000
Methode Electronics, Inc.	100	1,254
Sanmina-SCI Corp.†	38,400	84,864

		176,118

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.0%
Amkor Technology, Inc.†	13,100	148,423
Broadcom Corp., Class A†	3,600	117,180
Intel Corp.	101,100	2,719,590
Intersil Corp., Class A	2,600	78,884
National Semiconductor Corp.	4,400	110,616
NVIDIA Corp.†	19,400	686,372
ON Semiconductor Corp.†	8,300	84,660
PMC — Sierra, Inc.†	19,500	175,695
QLogic Corp.†	13,100	203,443
Rambus, Inc.†	1,000	19,790
Semtech Corp.†	8,100	138,591
Silicon Laboratories, Inc.†	4,400	192,280
SiRF Technology Holdings, Inc.†	5,600	166,936
Skyworks Solutions, Inc.†	17,300	159,506
Texas Instruments, Inc.	37,300	1,215,980
Xilinx, Inc.	4,600	112,240
Zoran Corp.†	6,900	175,950

		6,506,136

ELECTRONIC CONNECTORS — 0.0%
Thomas & Betts Corp.†	1,800	100,818

ELECTRONIC DESIGN AUTOMATION — 0.1%
Cadence Design Systems, Inc.†	3,100	60,760
Synopsys, Inc.†	3,900	110,214

		170,974

ELECTRONIC FORMS — 0.3%
Adobe Systems, Inc.†	13,000	622,700

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.6%
Agilent Technologies, Inc.†	27,100	998,635
Analogic Corp.	1,900	108,585
National Instruments Corp.	1,300	42,172
Tektronix, Inc.	4,200	158,970

		1,308,362

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	1,700	67,966
Avnet, Inc.†	2,200	91,784

		159,750

ELECTRONICS-MILITARY — 0.3%
L-3 Communications Holdings, Inc.	5,400	592,056

ENERGY-ALTERNATE SOURCES — 0.0%
Canadian Hydro Developers, Inc.†	10,100	69,924

ENGINEERING/R&D SERVICES — 0.1%
EMCOR Group, Inc.†	5,700	196,251
SAIC, Inc.†	2,500	49,275

		245,526

ENGINES-INTERNAL COMBUSTION — 0.2%
Cummins, Inc.	3,900	467,844

ENTERPRISE SOFTWARE/SERVICE — 1.4%
Advent Software, Inc.†	2,700	149,391
BEA Systems, Inc.†	4,700	79,430
BMC Software, Inc.†	3,000	101,520
CA, Inc.	5,700	150,765
Concur Technologies, Inc.†	2,500	90,100
Informatica Corp.†	8,900	152,012
Lawson Software, Inc.†	14,300	161,447
ManTech International Corp., Class A†	3,500	139,160
MicroStrategy, Inc., Class A†	1,600	157,328
Novell, Inc.†	8,500	64,260
Omnicell, Inc.†	4,000	105,600
Open Text Corp.†	3,300	102,960
Oracle Corp.†	68,200	1,511,994
The Ultimate Software Group, Inc.†	1,000	34,510

		3,000,477

ENTERTAINMENT SOFTWARE — 0.1%
Activision, Inc.†	3,000	70,950
The9 Ltd. ADR†	600	19,050
THQ, Inc.†	6,700	181,503

		271,503

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc.	2,300	81,052

FINANCE-CONSUMER LOANS — 0.0%
Portfolio Recovery Associates, Inc.	1,300	58,643

FINANCE-CREDIT CARD — 0.2%
Advanta Corp., Class B	2,000	31,600
American Express Co.	2,300	140,185
Discover Financial Services	9,250	178,525

		350,310

FINANCE-INVESTMENT BANKER/BROKER — 10.8%
Citigroup, Inc.	148,200	6,209,580
JPMorgan Chase & Co.	113,200	5,320,400
Lehman Brothers Holdings, Inc.	6,300	399,042
Merrill Lynch & Co., Inc.	48,400	3,195,368
Morgan Stanley	55,500	3,732,930
optionsXpress Holdings, Inc.	3,400	101,184
The Bear Stearns Cos., Inc.	2,000	227,200
The Goldman Sachs Group, Inc.	18,800	4,660,896

		23,846,600

FINANCE-MORTGAGE LOAN/BANKER — 0.6%
Fannie Mae	22,900	1,306,216

FINANCIAL GUARANTEE INSURANCE — 0.1%
Ambac Financial Group, Inc.	1,100	40,513
MBIA, Inc.	2,000	86,080
MGIC Investment Corp.	500	9,680
The PMI Group, Inc.	3,000	48,090
Radian Group, Inc.	1,200	15,108

		199,471

FOOD-BAKING — 0.1%
Flowers Foods, Inc.	7,550	165,647

FOOD-RETAIL — 0.5%
Safeway, Inc.	9,900	336,600
The Kroger Co.	25,100	737,689

		1,074,289

FOOD-WHOLESALE/DISTRIBUTION — 0.0%
Fresh Del Monte Produce, Inc.	300	10,884
Performance Food Group Co.†	100	2,699

		13,583

FOOTWEAR & RELATED APPAREL — 0.1%
Deckers Outdoor Corp.†	1,400	195,706
Wolverine World Wide, Inc.	5,100	130,764

		326,470

FORESTRY — 0.1%
Weyerhaeuser Co.	2,000	151,820

GARDEN PRODUCTS — 0.0%
Toro Co.	1,300	72,358

GAS-DISTRIBUTION — 0.1%
Northwest Natural Gas Co.	3,100	149,327
WGL Holdings, Inc.	4,800	162,816

		312,143

GOLF — 0.1%
Callaway Golf Co.	9,100	157,612

HEALTH CARE COST CONTAINMENT — 0.3%
Healthspring, Inc.†	6,800	142,800
McKesson Corp.	8,200	542,020

		684,820

HOME FURNISHINGS — 0.1%
Tempur-Pedic International, Inc.	3,100	111,600

HOSPITAL BEDS/EQUIPMENT — 0.0%
Kinetic Concepts, Inc.†	1,000	60,100

HOTEL/MOTEL — 0.0%
Wyndham Worldwide Corp.	2,300	75,509

HUMAN RESOURCES — 0.3%
Administaff, Inc.	3,500	139,580
Emergency Medical Services Corp., Class A†	3,200	97,184
Heidrick & Struggles International, Inc.†	900	38,898
Korn/Ferry International†	2,400	45,984
Labor Ready, Inc.†	7,100	124,818
MPS Group, Inc.†	7,600	92,796
Resources Connection, Inc.	3,100	70,587
Robert Half International, Inc.	2,000	60,180

		670,027

IDENTIFICATION SYSTEMS — 0.1%
Checkpoint Systems, Inc.†	4,800	145,200

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.0%
Dolby Laboratories, Inc., Class A†	300	12,438

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Rockwell Automation, Inc.	1,500	103,320

INSTRUMENTS-CONTROLS — 0.1%
Woodward Governor Co.	2,600	174,200

INSTRUMENTS-SCIENTIFIC — 0.2%
Dionex Corp.†	1,900	167,200
FEI Co.†	4,500	130,545

Varian, Inc.†	2,700	199,503

		497,248

INSURANCE BROKER — 0.2%
AON Corp.	8,200	371,624

INSURANCE-LIFE/HEALTH — 0.6%
Delphi Financial Group, Inc., Class A	2,300	89,125
FBL Financial Group, Inc., Class A	1,100	44,528
Genworth Financial, Inc., Class A	31,800	868,140
Lincoln National Corp.	2,100	130,977
StanCorp Financial Group, Inc.	700	38,591
The Phoenix Cos., Inc.	1,600	22,048
Torchmark Corp.	300	19,548
Universal American Financial Corp.†	800	19,408

		1,232,365

INSURANCE-MULTI-LINE — 0.7%
Allstate Corp.	10,600	555,440
Assurant, Inc.	2,200	128,568
HCC Insurance Holdings, Inc.	1,300	38,857
MetLife, Inc.	12,100	833,085
United Fire & Casualty Co.	1,200	38,448

		1,594,398

INSURANCE-PROPERTY/CASUALTY — 1.1%
Amtrust Financial Services, Inc.	3,400	47,430
Chubb Corp.	16,300	869,605
Fidelity National Financial, Inc., Class A	3,400	52,326
First American Corp.	1,600	48,160
Midland Co.	800	50,896
Navigators Group, Inc.†	600	36,180
RLI Corp.	2,000	116,340
SAFECO Corp.	1,900	110,010
The Travelers Cos., Inc.	18,800	981,548
United America Indemnity, Ltd. Class A†	300	6,615

		2,319,110

INSURANCE-REINSURANCE — 0.1%
Max Capital Group, Ltd.	2,900	82,041
Platinum Underwriters Holdings, Ltd.	900	32,400

		114,441

INTERNET CONNECTIVITY SERVICES — 0.1%
Cogent Communications Group, Inc.†	5,600	155,008

INTERNET CONTENT-ENTERTAINMENT — 0.0%
NetFlix, Inc.†	3,600	95,292

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
TIBCO Software, Inc.†	17,200	157,896

INTERNET SECURITY — 0.5%
Blue Coat Systems, Inc.†	3,500	142,065
Check Point Software Technologies†	1,900	47,994
McAfee, Inc.†	2,300	95,105
Symantec Corp.†	32,100	602,838
Vasco Data Security International, Inc.†	2,000	52,880
VeriSign, Inc.†	2,800	95,452

		1,036,334

INTERNET TELEPHONE — 0.1%
j2 Global Communications, Inc.†	4,900	165,081

INTIMATE APPAREL — 0.1%
The Warnaco Group, Inc.†	4,300	174,967

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%
Ameriprise Financial, Inc.	8,800	554,224
GAMCO Investors, Inc., Class A	1,300	80,483
Janus Capital Group, Inc.	3,800	131,138

		765,845

LASERS-SYSTEM/COMPONENTS — 0.1%
Cymer, Inc.†	3,700	157,250
Rofin-Sinar Technologies, Inc.†	1,800	141,516

		298,766

LEISURE PRODUCTS — 0.1%
Brunswick Corp.	8,100	180,711

MACHINERY-CONSTRUCTION & MINING — 0.1%
Astec Industries, Inc.†	2,500	113,300

MACHINERY-ELECTRICAL — 0.0%
Regal-Beloit Corp.	1,800	88,272

MACHINERY-FARMING — 0.1%
Deere & Co.	1,700	263,330

MACHINERY-GENERAL INDUSTRIAL — 0.2%
Applied Industrial Technologies, Inc.	2,300	81,535
Gardner Denver, Inc.†	3,000	108,390
Middleby Corp.†	1,500	97,755
Robbins & Myers, Inc.	2,300	166,290
Tennant Co.	1,100	51,876

		505,846

MACHINERY-MATERIAL HANDLING — 0.0%
Cascade Corp.	100	6,298

MACHINERY-PRINT TRADE — 0.0%
Zebra Technologies Corp., Class A†	200	7,818

MEDICAL INFORMATION SYSTEMS — 0.0%
Eclipsys Corp.†	100	2,256

MEDICAL INSTRUMENTS — 0.1%
ArthroCare Corp.†	1,300	84,292
Intuitive Surgical, Inc.†	300	98,061

		182,353

MEDICAL PRODUCTS — 1.7%
Baxter International, Inc.	5,100	306,051
Johnson & Johnson	54,200	3,532,214

		3,838,265

MEDICAL STERILIZATION PRODUCTS — 0.0%
STERIS Corp.	2,900	84,216

MEDICAL-BIOMEDICAL/GENE — 1.2%
Amgen, Inc.†	18,500	1,075,035
Biogen Idec, Inc.†	14,700	1,094,268
Genentech, Inc.†	6,000	444,780
Invitrogen Corp.†	1,300	118,131

		2,732,214

MEDICAL-DRUGS — 1.8%
Cubist Pharmaceuticals, Inc.†	6,600	154,440
Endo Pharmaceuticals Holdings, Inc.†	1,200	35,160
Forest Laboratories, Inc.†	13,900	543,073

King Pharmaceuticals, Inc.†	7,000	74,200
Medicis Pharmaceutical Corp., Class A	5,600	166,264
OSI Pharmaceuticals, Inc.†	4,900	203,693
Pfizer, Inc.	68,800	1,693,168
Sciele Pharma, Inc.†	5,000	127,200
Sepracor, Inc.†	2,700	74,358
Valeant Pharmaceuticals International†	6,600	96,030
Wyeth	15,700	763,491
XenoPort, Inc.†	2,000	98,160

		4,029,237

MEDICAL-HMO — 2.9%
Aetna, Inc.	21,000	1,179,570
AMERIGROUP Corp.†	5,000	175,000
Centene Corp.†	5,200	121,316
Coventry Health Care, Inc.†	1,700	102,527
Health Net, Inc.†	1,700	91,137
Humana, Inc.†	2,000	149,900
Molina Healthcare, Inc.†	3,300	125,763
UnitedHealth Group, Inc.	45,400	2,231,410
WellPoint, Inc.†	26,900	2,131,287

		6,307,910

MEDICAL-HOSPITALS — 0.1%
Tenet Healthcare Corp.†	47,300	166,023

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
Apria Healthcare Group, Inc.†	5,900	142,603
Lincare Holdings, Inc.†	2,000	69,540

		212,143

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.0%
AmerisourceBergen Corp.	2,100	98,931

METAL PROCESSORS & FABRICATION — 0.2%
Haynes International, Inc.†	100	8,752
Mueller Industries, Inc.	1,900	68,324
Quanex Corp.	3,600	148,284
Worthington Industries, Inc.	6,700	167,500

		392,860

METAL-ALUMINUM — 0.1%
Century Aluminum Co.†	2,900	168,751

METAL-COPPER — 0.4%
Southern Copper Corp.	6,200	866,140

METAL-DIVERSIFIED — 0.1%
Hecla Mining Co.†	16,100	154,882

MULTIMEDIA — 2.6%
Entravision Communications Corp., Class A†	12,000	109,200
News Corp., Class A	5,100	110,517
The Walt Disney Co.	60,600	2,098,578
Time Warner, Inc.	154,200	2,815,692
Viacom, Inc., Class B†	16,800	693,672

		5,827,659

MUSIC — 0.0%
Warner Music Group Corp.	4,100	41,738

NETWORKING PRODUCTS — 2.9%
Cisco Systems, Inc.†	163,000	5,388,780
Foundry Networks, Inc.†	2,900	61,306
Juniper Networks, Inc.†	28,500	1,026,000

		6,476,086

NON-FERROUS METALS — 0.1%
Brush Engineered Materials, Inc.†	1,000	48,300
USEC, Inc.†	13,700	120,560

		168,860

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Connections, Inc.†	5,500	185,955

OFFICE AUTOMATION & EQUIPMENT — 0.4%
IKON Office Solutions, Inc.	4,100	54,120
Xerox Corp.†	47,300	824,912

		879,032

OFFICE FURNISHINGS-ORIGINAL — 0.1%
Herman Miller, Inc.	600	16,332
Interface, Inc. Class A	4,400	84,172
Knoll, Inc.	7,400	140,526
Steelcase, Inc. Class A	3,800	67,906

		308,936

OIL & GAS DRILLING — 0.1%
Grey Wolf, Inc.†	19,500	109,785

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Mariner Energy, Inc.†	2,200	55,000
Stone Energy Corp.†	3,500	156,030
TUSK Energy Corp.	18,500	29,963

		240,993

OIL COMPANIES-INTEGRATED — 7.6%
Chevron Corp.	47,400	4,337,574
ConocoPhillips	29,300	2,489,328
ExxonMobil Corp.	98,100	9,024,219
Marathon Oil Corp.	5,400	319,302
Occidental Petroleum Corp.	7,700	531,685

		16,702,108

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Dresser-Rand Group, Inc.†	1,500	58,050
NATCO Group, Inc., Class A†	2,500	133,275

		191,325

OIL REFINING & MARKETING — 0.6%
Holly Corp.	600	37,680
Tesoro Corp.	2,300	139,219
Valero Energy Corp.	15,200	1,070,536

		1,247,435

OIL-FIELD SERVICES — 1.2%
Global Industries, Ltd.†	3,100	76,322
Schlumberger, Ltd.	24,900	2,404,593
SEACOR Holdings, Inc.†	1,100	100,815
Willbros Group, Inc.†	4,000	153,080

		2,734,810

PAPER & RELATED PRODUCTS — 0.5%
International Paper Co.	25,100	927,696
Rock-Tenn Co., Class A	4,800	139,968

		1,067,664

PHARMACY SERVICES — 0.8%
Express Scripts, Inc.†	10,700	675,170
Medco Health Solutions, Inc.†	10,700	1,009,866

		1,685,036

POWER CONVERTER/SUPPLY EQUIPMENT — 0.0%
Advanced Energy Industries, Inc.†	1,100	17,600

PUBLISHING-BOOKS — 0.1%
Scholastic Corp.†	3,800	150,404

PUBLISHING-NEWSPAPERS — 0.0%
Tribune Co.	1,873	56,677

QUARRYING — 0.1%
Compass Minerals International, Inc.	3,900	143,949

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
W.P. Carey & Co. LLC	500	17,475

RECREATIONAL VEHICLES — 0.1%
Polaris Industries, Inc.	3,600	177,048

RECYCLING — 0.0%
Metal Management, Inc.	900	47,313

RENTAL AUTO/EQUIPMENT — 0.0%
Avis Budget Group, Inc.†	100	2,087

RESEARCH & DEVELOPMENT — 0.1%
Parexel International Corp.†	3,200	147,200

RETAIL-APPAREL/SHOE — 0.4%
Abercrombie & Fitch Co., Class A	900	71,280
Aeropostale, Inc.†	8,050	184,345
Brown Shoe Co., Inc.	6,600	134,640
Buckle, Inc.	3,100	133,610
Chico’s FAS, Inc.†	3,400	44,676
Dress Barn, Inc.†	8,000	131,120
Men’s Wearhouse, Inc.	1,800	76,068
Pacific Sunwear of California, Inc.†	3,200	53,504
Talbots, Inc.	900	13,239

		842,482

RETAIL-AUTO PARTS — 0.0%
AutoZone, Inc.†	700	87,087
PEP Boys-Manny Moe & Jack	200	2,942

		90,029

RETAIL-AUTOMOBILE — 0.0%
AutoNation, Inc.†	3,100	54,839

RETAIL-BOOKSTORE — 0.1%
Barnes & Noble, Inc.	4,600	177,744

RETAIL-BUILDING PRODUCTS — 0.8%
Home Depot, Inc.	55,500	1,748,805

RETAIL-CONSUMER ELECTRONICS — 0.0%
RadioShack Corp.	4,300	88,666

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	2,500	71,250

RETAIL-DISCOUNT — 0.4%
Big Lots, Inc.†	2,800	67,144
BJ’s Wholesale Club, Inc.†	5,300	190,164
Costco Wholesale Corp.	3,500	235,410
Dollar Tree Stores, Inc.†	2,400	91,920
Family Dollar Stores, Inc.	3,700	93,795
TJX Cos., Inc.	3,500	101,255

		779,688

RETAIL-DRUG STORE — 0.0%
CVS Caremark Corp.	2,600	108,602

RETAIL-MAJOR DEPARTMENT STORES — 0.4%
Sears Holdings Corp.†	6,200	835,698

RETAIL-OFFICE SUPPLIES — 0.0%
Office Depot, Inc.†	2,000	37,520

RETAIL-PERFUME & COSMETICS — 0.0%
Sally Beauty Holdings Inc.†	4,400	40,700

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Macy’s, Inc.	22,400	717,472

RETAIL-RESTAURANTS — 0.1%
Applebee’s International, Inc.	800	20,272
Bob Evans Farms, Inc.	3,100	87,358
CBRL Group, Inc.	200	7,980
Chipotle Mexican Grill, Inc., Class B†	800	98,656
Domino’s Pizza, Inc.	2,000	30,880
Jack in the Box, Inc.†	100	3,137

		248,283

RETAIL-VIDEO RENTALS — 0.1%
Blockbuster, Inc., Class A†	25,600	134,656

RUBBER-TIRES — 0.1%
Cooper Tire & Rubber Co.	6,800	151,504
The Goodyear Tire & Rubber Co.†	2,300	69,345

		220,849

SAVINGS & LOANS/THRIFTS — 0.4%
Downey Financial Corp.	2,500	101,825
First Niagara Financial Group, Inc.	3,700	48,840
Washington Mutual, Inc.	25,400	708,152

		858,817

SCHOOLS — 0.1%
Apollo Group, Inc., Class A†	1,300	103,038
Capella Education Co.†	700	43,400
DeVry, Inc.	400	21,876
ITT Educational Services, Inc.†	600	76,314

		244,628

SEMICONDUCTOR EQUIPMENT — 0.9%
Applied Materials, Inc.	48,400	939,928
ATMI, Inc.†	4,300	138,202
Brooks Automation, Inc.†	8,000	103,840
Cabot Microelectronics Corp.†	3,200	126,976
Entegris, Inc.†	13,600	124,168
KLA-Tencor Corp.	1,500	78,975
Lam Research Corp.†	1,500	75,300
MKS Instruments, Inc.†	3,800	76,304
Novellus Systems, Inc.†	2,800	79,548
Teradyne, Inc.†	6,300	77,742
Varian Semiconductor Equipment Associates, Inc.†	1,250	57,525
Verigy, Ltd.†	4,300	98,857

		1,977,365

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.4%
Analog Devices, Inc.	8,900	297,794

Atmel Corp.†	10,600	51,834
Emulex Corp.†	8,400	181,944
Integrated Device Technology, Inc.†	4,000	53,720
Linear Technology Corp.	2,800	92,456
Micrel, Inc.	6,000	54,300
Standard Microsystems Corp.†	1,600	62,400

		794,448

STEEL-PRODUCERS — 0.7%
AK Steel Holding Corp.†	1,400	70,182
Carpenter Technology Corp.	600	86,946
Nucor Corp.	11,100	688,422
Reliance Steel & Aluminum Co.	500	29,175
Steel Dynamics, Inc.	1,900	101,118
United States Steel Corp.	4,200	453,180

		1,429,023

TELECOM SERVICES — 0.2%
Cbeyond, Inc.†	3,200	125,184
Embarq Corp.	1,700	89,964
MasTec, Inc.†	4,600	72,634
NTELOS Holdings Corp.	3,700	111,703
Premiere Global Services, Inc.†	2,300	37,904

		437,389

TELECOMMUNICATION EQUIPMENT — 0.3%
ADC Telecommunications, Inc.†	9,600	179,520
ADTRAN, Inc.	6,600	158,862
CommScope, Inc.†	1,500	70,755
Comtech Telecommunications Corp.†	2,700	146,475
Plantronics, Inc.	4,900	134,015

		689,627

TELEPHONE-INTEGRATED — 3.1%
ALLTEL Corp.	9,300	661,695
AT&T, Inc.	63,300	2,645,307
CenturyTel, Inc.	2,300	101,315
Cincinnati Bell, Inc.†	29,200	158,264
Qwest Communications International, Inc.†	105,300	756,054
Sprint Nextel Corp.	56,300	962,730
Telephone and Data Systems, Inc.	1,400	97,720
Verizon Communications, Inc.	29,800	1,372,886
Windstream Corp.	3,500	47,075

		6,803,046

TELEVISION — 0.1%
CBS Corp., Class B	5,300	152,110
Sinclair Broadcast Group, Inc., Class A	9,900	119,196

		271,306

TEXTILE-HOME FURNISHINGS — 0.0%
Mohawk Industries, Inc.†	700	59,738

THERAPEUTICS — 0.1%
MGI Pharma, Inc.†	6,500	211,770

TOBACCO — 1.7%
Altria Group, Inc.	47,700	3,478,761
Universal Corp.	2,900	141,346
UST, Inc.	1,800	95,976
Vector Group, Ltd.	3,800	83,144

		3,799,227

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	800	71,928
The Stanley Works	900	51,795

		123,723

TOYS — 0.1%
Marvel Entertainment, Inc.†	6,200	153,388

TRANSACTIONAL SOFTWARE — 0.0%
Synchronoss Technologies, Inc.†	2,700	108,000

TRANSPORT-AIR FREIGHT — 0.0%
Atlas Air Worldwide Holdings, Inc.†	700	41,013

TRANSPORT-MARINE — 0.2%
American Commercial Lines, Inc.†	1,100	16,401
Excel Maritime Carriers, Ltd.	1,700	120,003
Gulfmark Offshore, Inc.†	2,400	111,792
Horizon Lines, Inc. Class A	3,600	113,256
Overseas Shipholding Group, Inc.	1,400	104,160

		465,612

TRANSPORT-SERVICES — 0.0%
Hub Group, Inc., Class A†	2,100	53,277

TRANSPORT-TRUCK — 0.1%
Con-way, Inc.	2,500	106,525
Landstar System, Inc.	1,700	71,553

		178,078

VITAMINS & NUTRITION PRODUCTS — 0.0%
NBTY, Inc.†	1,400	49,840

WEB PORTALS/ISP — 1.4%
EarthLink, Inc.†	1,200	9,492
Google, Inc., Class A†	4,200	2,969,400
United Online, Inc.	8,900	156,640

		3,135,532

WIRELESS EQUIPMENT — 2.2%
Motorola, Inc.	53,800	1,010,902
QUALCOMM, Inc.	84,800	3,623,504
RF Micro Devices, Inc.†	21,700	134,974
ViaSat, Inc.†	2,600	79,300

		4,848,680

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $205,382,669)		219,108,445

Repurchase Agreement — 0.2%

State Street Bank & Trust Co. Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $454,032 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.38%, due 08/15/24 and having an approximate value of $465,750 (cost $454,000).	454,000	454,000

TOTAL INVESTMENTS (cost $205,836,669) (1)	99.8%	219,562,445
Other assets less liabilities	0.2	505,498

NET ASSETS	100.0%	$220,067,943

†	Non-income producing security

@	Formerly Federated American Leaders Portfolio

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Fair valued security; see Note 1.
ADR — American Depository Receipt
See Notes to Financials Statements

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 98.4%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SERVICES — 0.6%
WPP Group PLC ADR	207,600	$14,282,880

APPLICATIONS SOFTWARE — 2.4%
Microsoft Corp.	1,658,500	61,049,385

BANKS-COMMERCIAL — 3.9%
Commerce Bancorp, Inc.	616,600	25,126,450
HSBC Holdings PLC(1)	3,850,839	76,293,711

		101,420,161

BANKS-FIDUCIARY — 2.4%
State Street Corp.	106,400	8,487,528
The Bank of New York Mellon Corp.	1,093,800	53,432,130

		61,919,658

BANKS-SUPER REGIONAL — 3.9%
Wachovia Corp.	945,164	43,222,350
Wells Fargo & Co.	1,689,150	57,447,991

		100,670,341

BEVERAGES-WINE/SPIRITS — 1.5%
Diageo PLC ADR	417,400	38,296,450

BREWERY — 1.1%
Heineken Holding NV(1)	495,312	29,398,709

BROADCAST SERVICES/PROGRAM — 0.6%
Grupo Televisa SA ADR	331,300	8,232,805
Liberty Media Corp. — Capital, Class A†	66,540	8,316,169

		16,548,974

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.8%
Vulcan Materials Co.	245,300	20,975,603

BUILDING PRODUCTS-CEMENT — 1.1%
Martin Marietta Materials, Inc.	212,700	27,512,745

CABLE TV — 1.8%
Comcast Corp., Special Class A†	2,231,200	46,565,144

CELLULAR TELECOM — 0.5%
SK Telecom Co., Ltd. ADR	448,700	13,824,447

COAL — 1.2%
China Coal Energy Co.†(1)	9,350,600	31,739,006

COMMERCIAL SERVICES — 1.4%
Iron Mountain, Inc.†	1,047,774	36,389,191

COMMERCIAL SERVICES-FINANCE — 1.9%
H&R Block, Inc.	1,236,390	26,953,302
Moody’s Corp.	516,600	22,585,752

		49,539,054

COMPUTERS — 1.9%
Dell, Inc.†	1,042,300	31,894,380
Hewlett-Packard Co.	356,400	18,418,752

		50,313,132

CONTAINERS-PAPER/PLASTIC — 1.4%
Sealed Air Corp.	1,474,120	36,749,812

COSMETICS & TOILETRIES — 1.7%
Avon Products, Inc.	283,522	11,618,732
Procter & Gamble Co.	473,100	32,889,912

		44,508,644

DATA PROCESSING/MANAGEMENT — 1.0%
Dun & Bradstreet Corp.	260,700	25,248,795

DIVERSIFIED MANUFACTURING OPERATIONS — 1.1%
Tyco International, Ltd.	703,098	28,946,545

DIVERSIFIED MINERALS — 0.4%
BHP Billiton PLC(1)	269,200	10,269,652

DIVERSIFIED OPERATIONS — 1.3%
China Merchants Holdings International Co., Ltd.(1)	4,880,810	34,573,431

E-COMMERCE/PRODUCTS — 0.5%
Amazon.com, Inc.†	151,370	13,494,635

E-COMMERCE/SERVICES — 0.4%
Expedia, Inc.†	64,000	2,090,240
Liberty Media Corp., Series A†	331,800	7,044,114

		9,134,354

ELECTRONIC COMPONENTS-MISC. — 1.0%
Tyco Electronics, Ltd.	705,798	25,175,815

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Texas Instruments, Inc.	669,020	21,810,052

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
Agilent Technologies, Inc.†	369,120	13,602,072

FINANCE-CREDIT CARD — 4.8%
American Express Co.	1,985,350	121,007,082
Discover Financial Services	155,645	3,003,949

		124,011,031

FINANCE-INVESTMENT BANKER/BROKER — 5.6%
Citigroup, Inc.	1,014,852	42,522,299
E*TRADE Financial Corp.†	517,800	5,768,292
JPMorgan Chase & Co.	1,764,526	82,932,722
Morgan Stanley	204,353	13,744,584

		144,967,897

FINANCIAL GUARANTEE INSURANCE — 0.4%
Ambac Financial Group, Inc.	283,992	10,459,425

FOOD-CONFECTIONERY — 0.5%
The Hershey Co.	310,700	13,394,277

FORESTRY — 0.3%
Sino Fst Corp Com	316,700	8,421,642

HOME DECORATION PRODUCTS — 0.3%
Hunter Douglas NV(1)	68,647	6,420,148

INSURANCE BROKER — 0.8%
AON Corp.	463,300	20,996,756

INSURANCE-LIFE/HEALTH — 0.5%
Principal Financial Group	137,300	9,291,091
Sun Life Financial, Inc.	79,400	4,621,080

		13,912,171

INSURANCE-MULTI-LINE — 2.3%
Loews Corp.	1,209,150	59,357,173

INSURANCE-PROPERTY/CASUALTY — 3.3%
Chubb Corp.	85,100	4,540,085
Markel Corp.†	4,680	2,542,270
Millea Holdings, Inc.†(1)	665,600	26,215,662
Nipponkoa Insurance Co., Ltd.(1)	1,365,600	12,496,090
The Progressive Corp.	2,110,100	39,036,850

		84,830,957

INSURANCE-REINSURANCE — 3.3%
Berkshire Hathaway, Inc., Class A†	604	80,030,000
Berkshire Hathaway, Inc., Class B†	712	3,142,768

Everest Re Group, Ltd.	33,900	3,611,706

		86,784,474

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.1%
Ameriprise Financial, Inc.	451,730	28,449,955

MEDICAL PRODUCTS — 1.1%
Covidien, Ltd.	704,598	29,311,277

MEDICAL-HMO — 1.1%
UnitedHealth Group, Inc.	571,300	28,079,395

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.7%
Cardinal Health, Inc.	279,600	19,021,188

METAL-DIVERSIFIED — 0.4%
Rio Tinto PLC(1)	114,400	10,709,662

MOTORCYCLE/MOTOR SCOOTER — 0.9%
Harley-Davidson, Inc.	446,000	22,969,000

MULTIMEDIA — 2.3%
Lagardere SCA(1)	256,685	21,750,767
News Corp., Class A	1,798,600	38,975,662

		60,726,429

OIL & GAS DRILLING — 1.1%
Transocean, Inc.	232,200	27,717,714

OIL COMPANIES-EXPLORATION & PRODUCTION — 8.3%
Canadian Natural Resources, Ltd.	495,700	41,242,240
Devon Energy Corp.	768,022	71,733,255
EOG Resources, Inc.	608,150	53,882,090
Occidental Petroleum Corp.	717,500	49,543,375

		216,400,960

OIL COMPANIES-INTEGRATED — 4.5%
ConocoPhillips	1,380,708	117,304,952

PHARMACY SERVICES — 0.8%
Express Scripts, Inc.†	336,100	21,207,910

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	86,300	3,659,983

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.4%
Hang Lung Group, Ltd.(1)	1,715,000	10,208,663

RENTAL AUTO/EQUIPMENT — 0.4%
Cosco Pacific, Ltd.(1)	3,214,800	9,965,151

RETAIL-AUTOMOBILE — 0.5%
CarMax, Inc.†	647,060	13,504,142

RETAIL-BEDDING — 0.7%
Bed Bath & Beyond, Inc.†	527,400	17,899,956

RETAIL-BUILDING PRODUCTS — 0.4%
Lowe’s Cos., Inc.	352,900	9,489,481

RETAIL-DISCOUNT — 5.0%
Costco Wholesale Corp.	1,461,100	98,273,586
Wal-Mart Stores, Inc.	713,000	32,234,730

		130,508,316

RETAIL-DRUG STORE — 1.5%
CVS Caremark Corp.	901,526	37,656,741

RETAIL-MAJOR DEPARTMENT STORES — 0.4%
Sears Holdings Corp.†	73,210	9,867,976

TELECOM SERVICES — 0.4%
Virgin Media, Inc.	431,827	9,547,695

TELEPHONE-INTEGRATED — 0.9%
Sprint Nextel Corp.	1,280,400	21,894,840

TOBACCO — 3.7%
Altria Group, Inc.	1,312,825	95,744,327

TRANSPORT-MARINE — 0.4%
China Shipping Development Co., Ltd.(1)	2,854,000	9,793,069

TRANSPORT-SERVICES — 1.1%
Asciano Group†(1)	286,468	2,255,490
Kuehne & Nagel International AG(1)	104,400	11,193,439
Toll Holdings, Ltd.(1)	386,866	4,837,436
United Parcel Service, Inc., Class B	150,700	11,317,570

		29,603,935

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	36,143	25,553,101

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,564,780,564)		2,554,310,456

Short-Term Investment Securities — 1.7%

COMMERCIAL PAPER — 1.7%
SOCIETE GEN NO AMER 5.17% due 11/01/07 (cost $44,939,000)	44,939,000	44,939,000

TOTAL INVESTMENTS (cost $1,609,719,564) (2)	100.1%	2,599,249,453
Liabilities in excess of other assets	(0.1)	(1,576,366)

NET ASSETS	100.0%	$2,597,673,090

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Financials Statements

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 99.1%	Shares/ Principal Amount	Value (Note 1)

BEVERAGES-NON-ALCOHOLIC — 3.3%
PepsiCo, Inc.	39,200	$2,889,824

BREWERY — 3.4%
Anheuser-Busch Cos., Inc.	57,514	2,949,318

BUILDING-RESIDENTIAL/COMMERICAL — 6.9%
D.R. Horton, Inc.	224,400	2,847,636
KB Home Corp.	114,700	3,170,308

		6,017,944

CHEMICALS-DIVERSIFIED — 6.3%
E.I. du Pont de Nemours & Co.	57,994	2,871,283
Rohm & Haas Co.	51,642	2,679,187

		5,550,470

CONSUMER PRODUCTS-MISC. — 6.7%
Clorox Co.	47,100	2,947,047
Kimberly-Clark Corp.	40,921	2,900,890

		5,847,937

CONTAINERS-PAPER/PLASTIC — 3.2%
Bemis Co., Inc.	98,793	2,782,011

CRUISE LINES — 3.3%
Carnival Corp.	59,318	2,846,078

DATA PROCESSING/MANAGEMENT — 3.3%
Paychex, Inc.	70,100	2,928,778

DISTRIBUTION/WHOLESALE — 3.2%
Genuine Parts Co.	57,464	2,819,759

DIVERSIFIED MANUFACTURING OPERATIONS — 6.3%
3M Co.	30,705	2,651,684
General Electric Co.	69,496	2,860,455

		5,512,139

FINANCE-INVESTMENT BANKER/BROKER — 6.3%
Citigroup, Inc.	61,574	2,579,951
JPMorgan Chase & Co.	62,700	2,946,900

		5,526,851

FOOD-MISC. — 3.2%
McCormick & Co., Inc.	79,900	2,798,897

FOOD-WHOLESALE/DISTRIBUTION — 3.2%
Sysco Corp.	80,760	2,769,260

MEDICAL PRODUCTS — 3.3%
Johnson & Johnson	43,749	2,851,122

MEDICAL-DRUGS — 7.0%
Merck & Co., Inc.	55,633	3,241,179
Pfizer, Inc.	117,715	2,896,966

		6,138,145

MOTORCYCLE/MOTOR SCOOTER — 3.7%
Harley-Davidson, Inc.	62,200	3,203,300

OFFICE SUPPLIES & FORMS — 3.3%
Avery Dennison Corp.	50,437	2,920,302

PUBLISHING-NEWSPAPERS — 3.2%
Gannett Co., Inc.	65,822	2,791,511

RETAIL-BUILDING PRODUCTS — 3.2%
Home Depot, Inc.	88,600	2,791,786

RETAIL-RESTAURANTS — 3.6%
McDonald’s Corp.	52,800	3,152,160

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 3.1%
Linear Technology Corp.	82,200	2,714,244

TELEPHONE-INTEGRATED — 6.7%
AT&T, Inc.	67,945	2,839,421
Verizon Communications, Inc.	64,895	2,989,713

		5,829,134

TOBACCO — 3.4%
Altria Group, Inc.	41,379	3,017,770

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $84,815,345)		86,648,740

Repurchase Agreement — 1.0%

State Street Bank & Trust Co. Join Repurchase Agreement(1) (cost $844,000)	844,000	844,000

TOTAL INVESTMENTS (cost $85,659,345) (2)	100.1%	87,492,740
Liabilities in excess of other assets	(0.1)	(78,723)

NET ASSETS	100.0%	$87,414,017

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 99.7%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.5%
Boeing Co.	99,600	$9,819,564
Spirit Aerosystems Holdings, Inc., Class A†	397,500	13,801,200

		23,620,764

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
United Technologies Corp.	80,600	6,173,154

AGRICULTURAL CHEMICALS — 3.2%
Monsanto Co.	305,600	29,835,728

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	96,300	7,099,236

CABLE TV — 2.1%
Comcast Corp., Special Class A†	941,700	19,653,279

CASINO HOTEL — 0.5%
Las Vegas Sands Corp.†	38,400	5,110,272

CELLULAR TELECOM — 1.1%
America Movil SAB de CV, Series L ADR.	164,800	10,776,272

COMMERCIAL SERVICES-FINANCE — 1.3%
Moody’s Corp.	285,500	12,482,060

COMPUTERS — 11.2%
Apple, Inc.†	316,000	60,024,200
Hewlett-Packard Co.	657,000	33,953,760
Research In Motion, Ltd.†	92,000	11,454,920

		105,432,880

COMPUTERS-MEMORY DEVICES — 1.0%
EMC Corp.†	379,100	9,625,349

COSMETICS & TOILETRIES — 1.6%
Colgate-Palmolive Co.	128,400	9,793,068
Procter & Gamble Co.	78,000	5,422,560

		15,215,628

DIVERSIFIED MANUFACTURING OPERATIONS — 4.2%
Honeywell International, Inc.	492,700	29,764,007
Textron, Inc.	138,000	9,550,980

		39,314,987

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 5.6%
Broadcom Corp., Class A†	548,450	17,852,048
Intel Corp.	561,500	15,104,350
NVIDIA Corp.†	546,700	19,342,246

		52,298,644

ELECTRONIC FORMS — 1.8%
Adobe Systems, Inc.†	362,500	17,363,750

ENGINEERING/R&D SERVICES — 2.4%
ABB, Ltd. ADR	468,600	14,161,092
Fluor Corp.	51,900	8,200,200

		22,361,292

FINANCE-CREDIT CARD — 1.2%
American Express Co.	183,600	11,190,420

FINANCE-INVESTMENT BANKER/BROKER — 2.3%
Morgan Stanley	140,000	9,416,400
The Goldman Sachs Group, Inc.	49,900	12,371,208

		21,787,608

FINANCE-OTHER SERVICES — 3.7%
CME Group, Inc.	39,100	26,050,375
NYSE Euronext	94,300	8,851,941

		34,902,316

FOOD-CONFECTIONERY — 1.1%
WM Wrigley Jr. Co.	167,800	10,348,226

HOTEL/MOTEL — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	152,900	8,693,894

INDUSTRIAL GASES — 2.3%
Air Products & Chemicals, Inc.	221,900	21,712,915

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 4.8%
The Blackstone Group LP†	619,500	15,753,885
The Franklin Resources, Inc.	223,800	29,022,384

		44,776,269

MACHINERY-FARMING — 2.3%
Deere & Co.	141,100	21,856,390

MEDICAL-BIOMEDICAL/GENE — 3.3%
Celgene Corp.†	205,500	13,563,000
Genentech, Inc.†	233,900	17,339,007

		30,902,007

MEDICAL-DRUGS — 2.5%
Abbott Laboratories	436,200	23,825,244

MEDICAL-GENERIC DRUGS — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	215,200	9,470,952

MEDICAL-HMO — 2.4%
WellPoint, Inc.†	282,300	22,366,629

METAL-DIVERSIFIED — 0.8%
Rio Tinto PLC ADR	18,800	7,050,000

NETWORKING PRODUCTS — 5.0%
Cisco Systems, Inc.†	1,418,900	46,908,834

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
EOG Resources, Inc.	103,200	9,143,520

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Cameron International Corp.†	79,200	7,710,912

OIL-FIELD SERVICES — 5.7%
Baker Hughes, Inc.	303,600	26,328,192
Schlumberger, Ltd.	284,500	27,474,165

		53,802,357

OPTICAL SUPPLIES — 2.0%
Alcon, Inc.	123,800	18,843,598

PHARMACY SERVICES — 1.2%
Medco Health Solutions, Inc.†	122,900	11,599,302

RETAIL-DISCOUNT — 1.1%
Target Corp.	171,700	10,535,512

RETAIL-REGIONAL DEPARTMENT STORES — 1.3%
Kohl’s Corp.†	228,300	12,549,651

RETAIL-RESTAURANTS — 0.5%
Yum! Brands, Inc.	124,000	4,993,480

THERAPEUTICS — 2.9%
Gilead Sciences, Inc.†	599,600	27,695,524

WEB PORTALS/ISP — 7.1%
Google, Inc., Class A†	94,340	66,698,380

WIRELESS EQUIPMENT — 1.9%
Nokia Oyj ADR	446,800	17,746,896

X-RAY EQUIPMENT — 0.6%
Hologic, Inc.†	88,600	6,018,598

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $780,966,544)		939,492,729

Short-Term Investment Securities — 0.0%

TIME DEPOSIT — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 1.40% due 11/01/07 (cost $274,000)	274,000	274,000

TOTAL INVESTMENTS (cost $781,240,544) (1)	99.7%	939,766,729

Other assets less liabilities	0.3	2,512,876

NET ASSETS	100.0%	$942,279,605

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CAPITAL GROWTH PORTFOLIO@
Portfolio of Investments — October 31, 2007

Common Stock — 98.4%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 3.7%
Boeing Co.	12,200	$1,202,798
General Dynamics Corp.	8,270	752,239
Lockheed Martin Corp.	2,000	220,080

		2,175,117

AEROSPACE/DEFENSE-EQUIPMENT — 1.6%
United Technologies Corp.	12,730	974,991

AGRICULTURAL CHEMICALS — 2.6%
Monsanto Co.	15,900	1,552,317

APPAREL MANUFACTURER — 1.3%
Polo Ralph Lauren Corp.	11,470	789,136

APPLICATIONS SOFTWARE — 1.7%
Microsoft Corp.	16,890	621,721
Salesforce.com, Inc.†	7,120	401,354

		1,023,075

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	6,170	464,046

BREWERY — 0.4%
Fomento Economico Mexicano SAB de CV	64,100	224,959

BROADCAST SERVICES/PROGRAM — 0.6%
Liberty Global, Inc., Class A†	9,200	361,100

CABLE TV — 1.4%
Cablevision Systems Corp., Class A†	7,900	231,707
Comcast Corp., Special Class A†	27,930	582,899

		814,606

CASINO HOTEL — 2.0%
Las Vegas Sands Corp.†	8,960	1,192,397

CELLULAR TELECOM — 2.2%
America Movil SAB de CV, Series L ADR	9,730	636,245
NII Holdings, Inc.†	11,050	640,900

		1,277,145

COMPUTER AIDED DESIGN — 1.1%
Autodesk, Inc.†	13,230	646,947

COMPUTER SERVICES — 2.2%
Affiliated Computer Services, Inc., Class A†	14,560	737,610
Cognizant Technology Solutions Corp., Class A†	13,500	559,710

		1,297,320

COMPUTERS — 5.9%
Apple, Inc.†	8,700	1,652,565
Hewlett-Packard Co.	10,200	527,136
Research In Motion, Ltd.†	10,720	1,334,747

		3,514,448

COMPUTERS-MEMORY DEVICES — 2.7%
EMC Corp.†	44,200	1,122,238
Network Appliance, Inc.†	15,410	485,261

		1,607,499

CONSULTING SERVICES — 0.8%
Corporate Executive Board Co.	6,590	469,538

DISPOSABLE MEDICAL PRODUCTS — 0.4%
C.R. Bard, Inc.	2,900	242,469

DISTRIBUTION/WHOLESALE — 0.8%
Fastenal Co.	10,430	463,926

E-COMMERCE/SERVICES — 1.7%
Alibaba.com, Ltd. †*	1,000	2,219
eBay, Inc.†	28,510	1,029,211

		1,031,430

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.6%
Broadcom Corp., Class A†	17,310	563,441
Microchip Technology, Inc.	11,720	388,752

		952,193

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	16,480	789,392

ENGINEERING/R&D SERVICES — 1.3%
ABB, Ltd.(2)	25,720	777,682

FINANCE-INVESTMENT BANKER/BROKER — 4.7%
E*TRADE Financial Corp.†	20,700	230,598
The Charles Schwab Corp.	18,900	439,236
The Goldman Sachs Group, Inc.	5,030	1,247,038
UBS AG(2)	16,096	863,882

		2,780,754

FINANCE-OTHER SERVICES — 1.7%
CME Group, Inc.	1,520	1,012,700

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc.	5,300	195,199

FOOD-MISC. — 2.9%
Cadbury Schweppes PLC(2)	65,395	867,613
Nestle SA(2)	1,833	847,316

		1,714,929

FOOD-WHOLESALE/DISTRIBUTION — 0.7%
Sysco Corp.	11,770	403,593

HUMAN RESOURCES — 0.4%
Robert Half International, Inc.	7,000	210,630

INDUSTRIAL GASES — 1.6%
Praxair, Inc.	10,910	932,587

INSTRUMENTS-SCIENTIFIC — 1.3%
Thermo Fisher Scientific, Inc.†	12,570	739,242

INSURANCE-LIFE/HEALTH — 1.3%
Prudential Financial, Inc.	8,190	792,137

INTERNET INFRASTRUCTURE SOFTWARE — 0.5%
F5 Networks, Inc.†	7,600	273,828

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.8%
Fortress Investment Group LLC, Class A	25,300	557,865
Franklin Resources, Inc.	3,730	483,706

		1,041,571

MACHINERY-CONSTRUCTION & MINING — 0.5%
Joy Global, Inc.	5,130	297,848

MEDICAL INSTRUMENTS — 0.7%
St. Jude Medical, Inc.†	9,810	399,561

MEDICAL LABS & TESTING SERVICES — 0.7%
Covance, Inc.†	4,880	402,600

MEDICAL PRODUCTS — 0.7%
Henry Schein, Inc.†	6,460	386,954

MEDICAL-BIOMEDICAL/GENE — 1.5%
Celgene Corp.†	7,980	526,680

Genentech, Inc.†	5,170	383,252

		909,932

MEDICAL-DRUGS — 4.6%
Abbott Laboratories	9,000	491,580
Allergan, Inc.	5,160	348,713
Merck & Co., Inc.	10,000	582,600
Roche Holding AG(2)	4,952	846,506
Shire PLC(2)	17,550	439,116

		2,708,515

MEDICAL-HMO — 1.1%
WellPoint, Inc.†	8,490	672,663

METAL PROCESSORS & FABRICATION — 0.8%
Precision Castparts Corp.	3,000	449,430

NETWORKING PRODUCTS — 3.4%
Cisco Systems, Inc.†	59,990	1,983,269

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.3%
Range Resources Corp.	14,410	647,441
XTO Energy, Inc.	10,290	683,050

		1,330,491

OIL COMPANIES-INTEGRATED — 1.5%
Occidental Petroleum Corp.	12,430	858,291

OIL-FIELD SERVICES — 3.6%
Schlumberger, Ltd.	13,660	1,319,146
Smith International, Inc.	12,650	835,533

		2,154,679

PHARMACY SERVICES — 1.2%
Medco Health Solutions, Inc.†	7,370	695,581

RADIO — 0.8%
XM Satellite Radio Holdings, Inc., Class A†.	35,830	475,822

REAL ESTATE MANAGEMENT/SERVICES — 0.8%
CB Richard Ellis Group, Inc., Class A†	20,110	490,282

RETAIL-APPAREL/SHOE — 0.7%
Abercrombie & Fitch Co., Class A	5,000	396,000

RETAIL-DISCOUNT — 2.6%
Costco Wholesale Corp.	14,980	1,007,555
Target Corp.	8,510	522,173

		1,529,728

RETAIL-JEWELRY — 0.6%
Tiffany & Co.	6,670	361,381

RETAIL-MAJOR DEPARTMENT STORES — 1.2%
J.C. Penney Co., Inc.	12,090	679,942

SEMICONDUCTOR EQUIPMENT — 0.8%
ASML HOLDING N.V.	14,293	499,112

SOAP & CLEANING PREPARATION — 1.1%
Reckitt Benckiser PLC(2)	11,172	649,436

STEEL-SPECIALTY — 0.6%
Allegheny Technologies, Inc.	3,600	367,812

TELECOM EQUIPMENT-FIBER OPTICS — 1.7%
Corning, Inc.†	41,790	1,014,243

TELECOM SERVICES — 0.9%
Amdocs, Ltd.†	15,480	532,512

THERAPEUTICS — 1.1%
Gilead Sciences, Inc.†	13,800	637,422

WEB PORTALS/ISP — 4.1%
Google, Inc., Class A†	3,440	2,432,080

WIRELESS EQUIPMENT — 3.5%
American Tower Corp., Class A†	13,940	615,869
Crown Castle International Corp.†	16,400	673,548
QUALCOMM, Inc.	17,840	762,303

		2,051,720

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $51,773,446)		58,106,209

Repurchase Agreement — 4.2%

Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $2,490,173 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.86%, due 03/02/17 and having an approximate value of $2,542,913 (cost $2,490,000)	2,490,000	2,490,000

TOTAL INVESTMENTS (cost $54,263,446) (1)	102.6%	60,596,209
Liabilities in excess of other assets	(2.6)	(1,507,878)

NET ASSETS	100.0%	$59,088,331

†	Non-income producing security

*	Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $2,219 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@	Formerly Goldman Sachs Research Portfolio

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

USD	1,759	HKD	13,635	11/6/2007	$0

HKD — Hong Kong Dollar
USD — United States Dollar
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 99.4%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.4%
Lockheed Martin Corp.	52,230	$5,747,389

AEROSPACE/DEFENSE-EQUIPMENT — 1.9%
United Technologies Corp.	58,430	4,475,154

AGRICULTURAL CHEMICALS — 0.5%
Monsanto Co.	13,020	1,271,143

ATHLETIC FOOTWEAR — 1.5%
NIKE, Inc., Class B	54,100	3,584,666

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG(1)	22,290	1,495,828

BANKS-FIDUCIARY — 3.5%
State Street Corp.	51,810	4,132,884
The Bank of New York Mellon Corp.	81,944	4,002,964

		8,135,848

BANKS-SUPER REGIONAL — 2.7%
Bank of America Corp.	88,700	4,282,436
Wells Fargo & Co.	57,650	1,960,676

		6,243,112

BEVERAGES-NON-ALCOHOLIC — 1.7%
PepsiCo, Inc.	54,212	3,996,509

BEVERAGES-WINE/SPIRITS — 1.6%
Diageo PLC(1)	167,130	3,831,540

CABLE TV — 0.4%
Time Warner Cable, Inc.†	34,190	977,492

CASINO SERVICES — 0.5%
International Game Technology	28,270	1,232,855

CELLULAR TELECOM — 0.3%
America Movil SAB de CV, Series L ADR	9,800	640,822

CHEMICALS-SPECIALTY — 0.6%
International Flavors & Fragrances, Inc.	28,290	1,477,021

COMPUTERS — 1.8%
International Business Machines Corp.	35,500	4,122,260

COMPUTERS-MEMORY DEVICES — 2.8%
EMC Corp.†	227,560	5,777,748
SanDisk Corp.†	17,440	774,336

		6,552,084

COSMETICS & TOILETRIES — 3.4%
Colgate-Palmolive Co.	33,350	2,543,605
Procter & Gamble Co.	78,410	5,451,063

		7,994,668

CRUISE LINES — 1.0%
Carnival Corp.	48,470	2,325,591

DIVERSIFIED MANUFACTURING OPERATIONS — 2.9%
3M Co.	31,370	2,709,113
Danaher Corp.	28,570	2,447,592
Eaton Corp.	18,000	1,666,440

		6,823,145

ELECTRIC-INTEGRATED — 2.4%
Entergy Corp.	10,880	1,304,186
Exelon Corp.	33,380	2,763,196
FPL Group, Inc.	23,350	1,597,607

		5,664,989

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.6%
Intel Corp.	177,790	4,782,551
National Semiconductor Corp.	37,400	940,236
Samsung Electronics Co., Ltd. GDR*	8,786	2,679,730

		8,402,517

ELECTRONIC FORMS — 0.9%
Adobe Systems, Inc.†	42,240	2,023,296

ENGINEERING/R&D SERVICES — 0.8%
Linde AG(1)	15,010	1,900,164

ENTERPRISE SOFTWARE/SERVICE — 1.4%
Oracle Corp.†	149,470	3,313,750

FINANCE-CREDIT CARD — 1.5%
American Express Co.	56,400	3,437,580

FINANCE-INVESTMENT BANKER/BROKER — 5.6%
JPMorgan Chase & Co.	113,040	5,312,880
Lehman Brothers Holdings, Inc.	12,710	805,051
The Charles Schwab Corp.	96,360	2,239,406
The Goldman Sachs Group, Inc.	13,230	3,279,982
UBS AG(1)	28,711	1,540,937

		13,178,256

FOOD-MISC. — 2.9%
General Mills, Inc.	35,100	2,026,323
Nestle SA(1)	10,271	4,747,838

		6,774,161

GAMBLING (NON-HOTEL) — 0.5%
Ladbrokes PLC(1)	135,124	1,160,981

INDUSTRIAL AUTOMATED/ROBOTIC — 0.9%
Rockwell Automation, Inc.	30,360	2,091,197

INDUSTRIAL GASES — 1.0%
Praxair, Inc.	27,670	2,365,232

INSURANCE-LIFE/HEALTH — 1.6%
Genworth Financial, Inc., Class A	141,110	3,852,303

INSURANCE-MULTI-LINE — 2.0%
MetLife, Inc.	69,130	4,759,600

INSURANCE-PROPERTY/CASUALTY — 1.2%
The Travelers Cos., Inc.	54,530	2,847,011

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.8%
Franklin Resources, Inc.	15,070	1,954,278

MEDICAL INSTRUMENTS — 1.8%
Boston Scientific Corp.†	64,290	891,702
Medtronic, Inc.	68,130	3,232,087

		4,123,789

MEDICAL PRODUCTS — 2.8%
Johnson & Johnson	78,230	5,098,249
Zimmer Holdings, Inc.†	20,470	1,422,460

		6,520,709

MEDICAL-BIOMEDICAL/GENE — 3.0%
Amgen, Inc.†	67,820	3,941,020
Genzyme Corp.†	42,060	3,195,298

		7,136,318

MEDICAL-DRUGS — 4.7%
Abbott Laboratories	84,020	4,589,172
Roche Holding AG(1)	22,450	3,837,654
Wyeth	52,090	2,533,137

		10,959,963

MEDICAL-GENERIC DRUGS — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	25,360	1,116,094

MULTIMEDIA — 2.6%
News Corp., Class A	76,270	1,652,771
The Walt Disney Co.	83,290	2,884,333
Viacom, Inc., Class B†	38,835	1,603,497

		6,140,601

NETWORKING PRODUCTS — 2.3%
Cisco Systems, Inc.†	163,960	5,420,517

OIL & GAS DRILLING — 2.0%
GlobalSantaFe Corp.	12,570	1,018,547
Noble Corp.	71,140	3,766,863

		4,785,410

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.9%
EOG Resources, Inc.	22,780	2,018,308

OIL COMPANIES-INTEGRATED — 6.4%
Exxon Mobil Corp.	58,430	5,374,976
Hess Corp.	58,840	4,213,532
Total SA ADR	67,600	5,449,236

		15,037,744

OIL FIELD MACHINERY & EQUIPMENT — 0.9%
National-Oilwell Varco, Inc.†	29,440	2,156,186

PIPELINES — 0.6%
Questar Corp.	24,900	1,421,292

RETAIL-APPAREL/SHOE — 0.6%
Nordstrom, Inc.	35,680	1,407,219

RETAIL-BUILDING PRODUCTS — 0.5%
Lowe’s Cos., Inc.	47,230	1,270,015

RETAIL-DISCOUNT — 1.0%
Target Corp.	39,300	2,411,448

RETAIL-OFFICE SUPPLIES — 1.3%
Staples, Inc.	131,800	3,076,212

RETAIL-REGIONAL DEPARTMENT STORES — 1.0%
Macy’s, Inc.	73,730	2,361,572

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	34,470	669,407

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.3%
Marvell Technology Group, Ltd.†	42,290	762,489

SOAP & CLEANING PREPARATION — 1.7%
Reckitt Benckiser PLC(1)	68,180	3,961,931

TELECOM SERVICES — 2.2%
Amdocs, Ltd.†	83,500	2,872,400
TELUS Corp.	214	12,457
TELUS Corp. (Non Voting Shares)	38,090	2,316,488

		5,201,345

TELEPHONE-INTEGRATED — 1.3%
AT&T, Inc.	73,400	3,067,386

THERAPEUTICS — 0.8%
Gilead Sciences, Inc.†	42,470	1,961,689

TOBACCO — 1.7%
Altria Group, Inc.	55,300	4,033,029

TRANSPORT-SERVICES — 1.0%
FedEx Corp.	22,630	2,338,584

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $182,302,936)		234,011,699

Short-Term Investment Securities — 0.4%

CORPORATE SHORT-TERM NOTES — 0.4%
Yorktown Capital LLC 4.92% due 11/01/07 (cost $1,066,000)	1,066,000	1,066,000

TOTAL INVESTMENTS (cost $183,368,936) (2)	99.8%	235,077,699
Other assets less liabilities	0.2	370,168

NET ASSETS	100.0%	$235,447,867

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $2,679,730 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FUNDAMENTAL GROWTH PORTFOLIO@
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 95.8%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 3.0%
Boeing Co.	31,540	$3,109,529
General Dynamics Corp.	33,720	3,067,171

		6,176,700

AEROSPACE/DEFENSE-EQUIPMENT — 4.9%
BE Aerospace, Inc.†	47,460	2,359,237
Goodrich Corp.	52,570	3,662,026
United Technologies Corp.	50,820	3,892,304

		9,913,567

AIRLINES — 1.0%
Continental Airlines, Inc., Class B†	26,050	894,818
Delta Air Lines, Inc.†	50,040	1,040,832

		1,935,650

BANKS-FIDUCIARY — 1.7%
State Street Corp.	42,420	3,383,843

BEVERAGES-NON-ALCOHOLIC — 1.3%
The Coca-Cola Co.	43,280	2,672,973

CELLULAR TELECOM — 3.8%
America Movil SAB de CV, Series L ADR	60,047	3,926,473
NII Holdings, Inc.†	66,410	3,851,780

		7,778,253

COMPUTER SERVICES — 2.0%
Cognizant Technology Solutions Corp., Class A†	97,080	4,024,937

COMPUTERS — 6.5%
Apple, Inc.†	29,420	5,588,329
Hewlett-Packard Co.	96,580	4,991,254
Research In Motion, Ltd.†	21,390	2,663,269

		13,242,852

COMPUTERS-MEMORY DEVICES — 2.7%
EMC Corp.†	158,790	4,031,678
Seagate Technology	54,610	1,520,342

		5,552,020

DATA PROCESSING/MANAGEMENT — 1.5%
Mastercard, Inc., Class A	16,420	3,112,411

DISPOSABLE MEDICAL PRODUCTS — 0.8%
C.R. Bard, Inc.	19,823	1,657,401

DIVERSIFIED MANUFACTURING OPERATIONS — 4.1%
Cooper Industries, Ltd. Class A	56,870	2,979,419
Eaton Corp.	23,700	2,194,146
Textron, Inc.	45,790	3,169,126

		8,342,691

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.5%
Intel Corp.	162,630	4,374,747
NVIDIA Corp.†	78,358	2,772,306

		7,147,053

ELECTRONIC FORMS — 3.0%
Adobe Systems, Inc.†	126,370	6,053,123

ENGINEERING/R&D SERVICES — 3.1%
ABB, Ltd. ADR	54,420	1,644,572
KBR, Inc.†	48,170	2,065,530
McDermott International, Inc.†	40,790	2,490,637

		6,200,739

ENTERPRISE SOFTWARE/SERVICE — 1.2%
Oracle Corp.†	113,360	2,513,191

FINANCE-CREDIT CARD — 1.0%
American Express Co.	33,160	2,021,102

FINANCE-INVESTMENT BANKER/BROKER — 2.6%
JPMorgan Chase & Co.	74,560	3,504,320
The Goldman Sachs Group, Inc.	7,340	1,819,733

		5,324,053

HOTEL/MOTEL — 1.2%
Marriott International, Inc., Class A	57,190	2,351,081

INSTRUMENTS-SCIENTIFIC — 2.2%
Thermo Fisher Scientific, Inc.†	74,560	4,384,874

INSURANCE-MULTI-LINE — 1.9%
MetLife, Inc.	55,060	3,790,881

INTERNET SECURITY — 0.7%
Symantec Corp.†	71,440	1,341,643

MACHINERY-FARMING — 1.9%
Deere & Co.	25,210	3,905,029

MEDICAL PRODUCTS — 0.9%
Johnson & Johnson	28,190	1,837,142

MEDICAL-BIOMEDICAL/GENE — 1.5%
Celgene Corp.†	45,730	3,018,180

MEDICAL-DRUGS — 3.4%
Allergan, Inc.	20,280	1,370,522
Merck & Co., Inc.	93,840	5,467,119

		6,837,641

MEDICAL-HMO — 1.5%
WellPoint, Inc.†	37,250	2,951,318

METAL-DIVERSIFIED — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	26,840	3,158,531

NETWORKING PRODUCTS — 4.3%
Cisco Systems, Inc.†	152,410	5,038,675
Juniper Networks, Inc.†	102,130	3,676,680

		8,715,355

OIL & GAS DRILLING — 3.9%
Transocean, Inc.	66,370	7,922,587

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.7%
Chesapeake Energy Corp.	89,610	3,537,803

OIL REFINING & MARKETING — 1.4%
Valero Energy Corp.	41,030	2,889,743

OIL-FIELD SERVICES — 0.7%
Exterran Holdings, Inc.†	17,730	1,492,866

PIPELINES — 1.8%
Williams Cos., Inc.	103,120	3,762,849

RETAIL-DISCOUNT — 1.5%
Costco Wholesale Corp.	45,380	3,052,259

RETAIL-DRUG STORE — 4.1%
CVS Caremark Corp.	201,790	8,428,768

RETAIL-MAJOR DEPARTMENT STORES — 0.9%
J.C. Penney Co., Inc.	33,380	1,877,291

TELECOM EQUIPMENT-FIBER OPTICS — 0.9%
Corning, Inc.	73,430	1,782,146

THERAPEUTICS — 2.6%
Gilead Sciences, Inc.†	112,760	5,208,384

WEB HOSTING/DESIGN — 1.4%
Equinix, Inc.†	25,223	2,942,515

WEB PORTALS/ISP — 3.8%
Google, Inc., Class A†	10,800	7,635,600

WIRELESS EQUIPMENT — 2.3%
American Tower Corp., Class A†	62,520	2,762,134
QUALCOMM, Inc.	46,380	1,981,817

		4,743,951

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $169,078,292)		194,620,996

Repurchase Agreement — 3.9%

Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $7,870,547 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.63%, due 06/09/17 and having an approximate value of $8,029,019 (cost $7,870,000)	7,870,000	7,870,000

TOTAL INVESTMENTS (cost $176,948,292) (1)	99.7%	202,490,996
Other assets less liabilities	0.3	535,166

NET ASSETS	100.0%	$203,026,162

†	Non-income producing security

@	Formerly Putnam Growth: Voyager Portfolio

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO

Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 96.8%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.3%
Boeing Co.	5,500	$542,245
Raytheon Co.	6,100	388,021
Spirit Aerosystems Holdings, Inc., Class A†.	8,600	298,592

		1,228,858

AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
United Technologies Corp.	6,900	528,471

AGRICULTURAL CHEMICALS — 1.7%
Monsanto Co.	9,100	888,433

APPLICATIONS SOFTWARE — 3.4%
Microsoft Corp.	49,900	1,836,819

BANKS-FIDUCIARY — 1.1%
The Bank of New York Mellon Corp.	11,832	577,993

BEVERAGES-NON-ALCOHOLIC — 2.9%
PepsiCo, Inc.	21,300	1,570,236

CABLE TV — 0.9%
Comcast Corp., Class A†	23,200	488,360

CELLULAR TELECOM — 1.3%
NII Holdings, Inc.†	12,400	719,200

COAL — 1.2%
Peabody Energy Corp.	11,200	624,400

COMMERCIAL SERVICES — 0.9%
AerCap Holdings NV†	19,900	501,679

COMPUTER AIDED DESIGN — 1.1%
Autodesk, Inc.†	12,550	613,695

COMPUTERS — 6.7%
Apple, Inc.†	8,100	1,538,595
Hewlett-Packard Co.	14,600	754,528
International Business Machines Corp.	7,300	847,676
Research In Motion, Ltd.†	3,700	460,687

		3,601,486

COSMETICS & TOILETRIES — 2.9%
Procter & Gamble Co.	22,400	1,557,248

DATA PROCESSING/MANAGEMENT — 1.0%
Fiserv, Inc.†	9,500	526,300

DIAGNOSTIC KITS — 0.8%
Inverness Medical Innovations, Inc.†	7,400	444,666

DIVERSIFIED MANUFACTURING OPERATIONS — 5.7%
Danaher Corp.	9,900	848,133
Dover Corp.	11,300	519,800
General Electric Co.	41,900	1,724,604

		3,092,537

DIVERSIFIED MINERALS — 0.7%
Cia Vale do Rio Doce ADR	10,500	395,640

E-COMMERCE/SERVICES — 1.1%
eBay, Inc.†	16,800	606,480

ELECTRIC PRODUCTS-MISC. — 2.4%
AMETEK, Inc.	12,100	568,700
Emerson Electric Co.	13,600	710,872

		1,279,572

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.4%
Broadcom Corp., Class A†	11,700	380,835
Intel Corp.	35,700	960,330
Texas Instruments, Inc.	14,500	472,700

		1,813,865

ELECTRONIC FORMS — 0.7%
Adobe Systems, Inc.†	8,300	397,570

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.1%
Agilent Technologies, Inc.†	16,100	593,285

ELECTRONICS-MILITARY — 1.1%
L-3 Communications Holdings, Inc.	5,300	581,092

ENTERPRISE SOFTWARE/SERVICE — 1.5%
Oracle Corp.†	36,700	813,639

FINANCE-CONSUMER LOANS — 0.4%
SLM Corp.	4,400	207,504

FINANCE-CREDIT CARD — 1.5%
American Express Co.	12,900	786,255

FINANCE-INVESTMENT BANKER/BROKER — 1.9%
Merrill Lynch & Co., Inc.	5,100	336,702
The Goldman Sachs Group, Inc.	2,800	694,176

		1,030,878

FINANCE-OTHER SERVICES — 1.4%
CME Group, Inc.	800	533,000
NYMEX Holdings, Inc.	1,900	244,188

		777,188

INSTRUMENTS-SCIENTIFIC — 1.7%
Thermo Fisher Scientific, Inc.†	15,200	893,912

INSURANCE-MULTI-LINE — 1.0%
Assurant, Inc.	9,600	561,024

INTERNET INFRASTRUCTURE SOFTWARE — 0.7%
Akamai Technologies, Inc.†	9,800	384,062

MACHINERY-CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.	1,700	126,837

MACHINERY-GENERAL INDUSTRIAL — 0.5%
IDEX Corp.	6,934	245,602

MEDICAL INSTRUMENTS — 1.1%
Medtronic, Inc.	12,700	602,488

MEDICAL PRODUCTS — 2.1%
Johnson & Johnson	17,000	1,107,890

MEDICAL-BIOMEDICAL/GENE — 2.7%
Celgene Corp.†	6,200	409,200
Genentech, Inc.†	6,400	474,432
Genzyme Corp.†	7,300	554,581

		1,438,213

MEDICAL-DRUGS — 2.9%
Abbott Laboratories	6,100	333,182
Allergan, Inc.	3,900	263,562
Novartis AG ADR	8,400	446,628
Schering-Plough Corp.	16,600	506,632

		1,550,004

MEDICAL-GENERIC DRUGS — 1.0%
Barr Pharmaceuticals, Inc.†	9,300	533,076

MEDICAL-HMO — 1.6%
UnitedHealth Group, Inc.	17,700	869,955

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	4,000	272,120

MULTIMEDIA — 0.9%
News Corp., Class A	23,190	502,527

NETWORKING PRODUCTS — 2.9%
Cisco Systems, Inc.†	46,500	1,537,290

OIL & GAS DRILLING — 0.8%
Transocean, Inc.†	3,600	429,732

OIL COMPANIES-INTEGRATED — 1.9%
Exxon Mobil Corp.	11,300	1,039,487

OIL-FIELD SERVICES — 3.8%
Halliburton Co.	18,400	725,328
Schlumberger, Ltd.	13,500	1,303,695

		2,029,023

RADIO — 0.4%
XM Satellite Radio Holdings, Inc., Class A†.	17,700	235,056

RENTAL AUTO/EQUIPMENT — 0.1%
RSC Holdings, Inc.†	3,581	52,104

RETAIL-APPAREL/SHOE — 0.6%
American Eagle Outfitters, Inc.	13,500	321,030

RETAIL-CONSUMER ELECTRONICS — 0.8%
Best Buy Co., Inc.	9,200	446,384

RETAIL-DISCOUNT — 1.8%
Target Corp.	8,200	503,152
Wal-Mart Stores, Inc.	10,700	483,747

		986,899

RETAIL-DRUG STORE — 2.2%
CVS Caremark Corp.	28,490	1,190,028

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	20,000	466,800

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Kohl’s Corp.†	7,500	412,275

RETAIL-RESTAURANTS — 0.8%
Starbucks Corp.†	16,800	448,224

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.7%
Marvell Technology Group, Ltd.†	20,500	369,615

TELECOM EQUIPMENT-FIBER OPTICS — 1.1%
Corning, Inc.	25,000	606,750

THERAPEUTICS — 1.3%
Gilead Sciences, Inc.†	15,200	702,088

WEB PORTALS/ISP — 4.3%
Google, Inc., Class A†	2,450	1,732,150
Yahoo!, Inc.†	18,600	578,460

		2,310,610

WIRELESS EQUIPMENT — 1.7%
QUALCOMM, Inc.	21,100	901,603

X-RAY EQUIPMENT — 0.9%
Hologic, Inc.†	7,200	489,096

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,096,803)		52,145,153

Repurchase Agreement — 3.2%

State Street Bank & Trust Co., Joint Repurchase Agreement (cost $1,701,000)(1)	1,701,000	1,701,000

TOTAL INVESTMENTS (cost $45,797,803) (2)	100.0%	53,846,153
Other assets less liabilities	0.0	10,892

NET ASSETS	100.0%	$53,857,045

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 87.6%	Shares/ Principal Amount	Value (Note 1)

DIVERSIFIED MANUFACTURING OPERATIONS — 2.5%
General Electric Co.	186,900	$7,692,804

REAL ESTATE INVESTMENT TRUSTS — 65.2%
Alexandria Real Estate Equities, Inc.	188,800	19,472,832
AMB Property Corp.	94,500	6,175,575
American Campus Communities, Inc.	238,000	6,768,720
AvalonBay Communities, Inc.	62,300	7,641,095
Boston Properties, Inc.	128,200	13,889,188
Corporate Office Properties Trust	304,500	12,584,985
Cousins Properties, Inc.	472,200	13,594,638
DCT Industrial Trust, Inc.	526,100	5,645,053
Digital Realty Trust, Inc.	78,000	3,431,220
Duke Realty Corp.	181,900	5,848,085
Essex Property Trust, Inc.	83,012	10,246,171
First Potomac Reality Trust	211,100	4,411,990
General Growth Properties, Inc.	228,452	12,418,651
Host Marriott Corp.	352,500	7,811,400
Kimco Realty Corp.	328,360	13,633,507
Regency Centers Corp.	157,300	11,243,804
SL Green Realty Corp.	91,210	11,005,398
Taubman Centers, Inc.	174,700	10,284,589
Ventas, Inc.	447,000	19,171,830
Vornado Realty Trust	29,400	3,284,568

		198,563,299

REAL ESTATE OPERATIONS & DEVELOPMENT — 13.2%
Derwent Valley Holdings PLC(1)	351,750	12,211,987
Forest City Enterprises, Inc., Class A	397,900	22,648,468
Minerva PLC†(1)	460,474	1,753,401
The St. Joe Co.	108,600	3,677,196

		40,291,052

TRANSPORT-MARINE — 3.3%
Alexander & Baldwin, Inc.	190,700	9,988,866

TRANSPORT-RAIL — 3.4%
Burlington Northern Santa Fe Corp.	118,800	10,353,420

TOTAL COMMON STOCK (cost $219,764,381)		266,889,441

Preferred Stock — 0.2%

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Equity Residential Properties, Series E 7.00% (convertible) (cost $391,490)	13,600	628,592

Convertible Bonds & Notes — 5.5%

REAL ESTATE INVESTMENT TRUSTS — 5.5%
General Growth Properties, Inc. Senior Notes 3.98% due 04/15/27*	7,720,000	7,005,900
Prologis Senior Notes 2.25% due 04/01/37*	8,460,000	9,126,225
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	475,575

TOTAL CONVERTIBLE BONDS & NOTES (cost $16,404,953)		16,607,700

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $236,560,824)		284,125,733

Short-Term Investment Securities — 6.8%

COMMERCIAL PAPER — 6.8%
San Paolo US Financing 5.50% due 11/01/07	11,000,000	11,000,000
UBS Finance Delaware 4.51% due 11/07/07	9,647,000	9,639,749

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $20,639,749)		20,639,749

TOTAL INVESTMENTS (cost $257,200,573) (2)	100.1%	304,765,482
Liabilities in excess of other assets	(0.1)	(259,622)

NET ASSETS	100.0%	$304,505,860

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $16,607,700 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 96.5%	Shares/ Principal Amount	Value (Note 1)

AGRICULTURAL OPERATIONS — 0.4%
Bunge, Ltd.	2,700	$311,013

AIRLINES — 1.2%
Skywest, Inc.	35,300	963,337

APPAREL MANUFACTURER — 0.1%
Gymboree Corp.†	3,100	105,493

AUTO-TRUCK TRAILERS — 1.0%
Wabash National Corp.	81,700	829,255

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Superior Industries International, Inc.	4,276	86,418

BANKS-COMMERCIAL — 3.6%
Chemical Financial Corp.	34,400	860,000
Corus Bankshares, Inc.	36,900	406,638
First Indiana Corp.	12,200	387,960
Peoples Bancorp, Inc.	12,800	319,616
TrustCo Bank Corp. NY	93,500	985,490

		2,959,704

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 2.2%
Gibraltar Industries, Inc.	71,000	1,279,420
Simpson Manufacturing Co., Inc.	17,700	530,823

		1,810,243

BUILDING PRODUCTS-DOORS & WINDOWS — 1.5%
Apogee Enterprises, Inc.	50,600	1,190,618

BUILDING PRODUCTS-LIGHT FIXTURES — 0.7%
Genlyte Group, Inc.†	9,300	605,430

BUILDING PRODUCTS-WOOD — 1.5%
Universal Forest Products, Inc.	33,800	1,210,378

BUILDING-MAINTANCE & SERVICES — 0.8%
ABM Industries, Inc.	26,900	632,688

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 3.6%
Monaco Coach Corp.	55,800	647,280
Thor Industries, Inc.	27,400	1,315,200
Winnebago Industries, Inc.	37,800	974,484

		2,936,964

BUILDING-RESIDENTIAL/COMMERICAL — 1.9%
M.D.C Holdings, Inc.	21,500	870,965
M/I Homes, Inc.	42,500	705,500

		1,576,465

CHEMICALS-DIVERSIFIED — 1.2%
Westlake Chemical Corp.	41,700	1,023,318

CHEMICALS-SPECIALTY — 0.9%
Cabot Corp.	20,700	724,707

COAL — 0.5%
Arch Coal, Inc.	2,600	106,600
CONSOL Energy, Inc.	3,200	180,800
Peabody Energy Corp.	2,700	135,472

		422,872

COATINGS/PAINT — 1.2%
RPM International, Inc.	47,200	1,011,496

COMPUTERS-INTEGRATED SYSTEMS — 0.4%
Diebold, Inc.	8,600	359,824

CONSUMER PRODUCTS-MISC. — 0.3%
Russ Berrie & Co., Inc.†	12,200	213,500

CONTAINERS-PAPER/PLASTIC — 0.5%
Bemis Co., Inc.	15,500	436,480

DIVERSIFIED MANUFACTURING OPERATIONS — 3.0%
A.O. Smith Corp.	10,000	373,900
Carlisle Cos., Inc.	16,300	643,035
Roper Industries, Inc.	3,000	212,430
Teleflex, Inc.	8,000	585,680
Trinity Industries, Inc.	18,300	661,362

		2,476,407

ELECTRIC-INTEGRATED — 0.3%
Sierra Pacific Resources†	15,000	253,050

ELECTRONIC COMPONENTS-MISC. — 1.4%
Benchmark Electronics, Inc.†	40,400	828,604
Gentex Corp.	17,360	360,741

		1,189,345

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.6%
OmniVision Technologies, Inc.†	20,500	454,075

ENGINEERING/R&D SERVICES — 0.2%
EMCOR Group, Inc.†	4,400	151,492

ENGINES-INTERNAL COMBUSTION — 0.7%
Briggs & Stratton Corp.	26,700	601,017

ENVIRONMENTAL MONITORING & DETECTION — 1.6%
Mine Safety Appliances Co.	27,900	1,277,541

FINANCIAL GUARANTEE INSURANCE — 1.3%
PMI Group, Inc.	15,800	253,274
Security Capital Assurance, Ltd.	60,500	793,760

		1,047,034

FOOTWEAR & RELATED APPAREL — 0.6%
Timberland Co., Class A†	23,700	462,387

GAS-DISTRIBUTION — 1.3%
Atmos Energy Corp.	14,700	412,335
Energen Corp.	10,600	678,400

		1,090,735

HOME FURNISHINGS — 3.7%
American Woodmark Corp.	23,900	606,104
Bassett Furniture Industries, Inc.	11,000	116,710
Ethan Allen Interiors, Inc.	24,600	759,156
Hooker Furniture Corp.	43,900	945,606
La-Z-Boy, Inc.	81,700	644,613

		3,072,189

HOSPITAL BEDS/EQUIPMENT — 0.5%
Hillenbrand Industries, Inc.	7,600	419,672

IDENTIFICATION SYSTEMS — 1.5%
Brady Corp., Class A	33,600	1,239,840

INDUSTRIAL AUTOMATED/ROBOTIC — 0.7%
Nordson Corp.	10,500	561,750

INDUSTRIAL GASES — 1.0%
Airgas, Inc.	16,500	832,755

INSTRUMENTS-CONTROLS — 2.1%
Mettler Toledo International, Inc.†	9,600	1,020,960
Watts Water Technologies, Inc., Class A	24,200	688,006

		1,708,966

INSURANCE BROKERS — 0.9%
Arthur J. Gallagher & Co.	22,600	601,386

Erie Indemnity Co., Class A	3,000	170,700

		772,086

INSURANCE-LIFE/HEALTH — 2.2%
Protective Life Corp.	22,700	973,149
StanCorp Financial Group, Inc.	15,800	871,054

		1,844,203

INSURANCE-MULTI-LINE — 1.1%
American National Insurance Co.	3,900	504,270
Old Republic International Corp.	24,871	381,272

		885,542

INSURANCE-PROPERTY/CASUALTY — 0.8%
RLI Corp.	11,800	686,406

INSURANCE-REINSURANCE — 4.5%
Aspen Insurance Holdings, Ltd.	51,200	1,400,832
IPC Holdings, Ltd.	40,400	1,208,364
Montpelier Re Holdings, Ltd.	62,800	1,124,120

		3,733,316

INTERNET INFRASTRUCTURE EQUIPMENT — 1.3%
Avocent Corp.†	39,800	1,075,794

INTIMATE APPAREL — 1.5%
The Warnaco Group, Inc.†	30,400	1,236,976

LEISURE PRODUCTS — 1.1%
Brunswick Corp.	42,000	937,020

MACHINE TOOLS & RELATED PRODUCTS — 1.6%
Kennametal, Inc.	14,800	1,349,908

MACHINERY-CONSTRUCTION & MINING — 0.1%
Astec Industries, Inc.†	1,731	78,449

MACHINERY-ELECTRICAL — 1.0%
Baldor Electric Co.	3,100	124,992
Franklin Electric Co., Inc.	16,500	718,905

		843,897

MACHINERY-FARMING — 0.4%
CNH Global NV	4,500	295,110

MACHINERY-GENERAL INDUSTRIAL — 0.4%
Applied Industrial Technologies, Inc.	8,000	283,600

MACHINERY-PUMPS — 1.3%
Graco, Inc.	27,600	1,086,336

MEDICAL PRODUCTS — 0.7%
West Pharmaceutical Services, Inc.	14,700	607,698

MEDICAL STERILIZATION PRODUCTS — 1.0%
STERIS Corp.	28,200	818,928

METAL PROCESSORS & FABRICATION — 2.9%
CIRCOR International, Inc.	18,000	904,140
Mueller Industries, Inc.	36,300	1,305,348
Timken Co.	6,000	199,560

		2,409,048

MISCELLANEOUS MANUFACTURING — 1.2%
AptarGroup, Inc.	22,200	992,340

OIL & GAS DRILLING — 1.3%
Atwood Oceanics, Inc.†	8,200	690,768
Rowan Cos., Inc.	10,300	401,494

		1,092,262

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Unit Corp.†	10,800	515,916

OIL-FIELD SERVICES — 3.3%
Global Industries, Ltd.†	9,900	243,738
Helix Energy Solutions Group, Inc.†	23,500	1,086,875
Oil States International, Inc.†	21,900	945,861
Tidewater, Inc.	7,500	410,025

		2,686,499

PAPER & RELATED PRODUCTS — 2.3%
AbitibiBowater, Inc.	19,760	676,978
Glatfelter	54,142	870,062
Mercer International, Inc.†	40,900	384,460

		1,931,500

POWER CONVERTER/SUPPLY EQUIPMENT — 0.5%
Powell Industries, Inc.†	9,700	408,273

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Arbor Realty Trust, Inc.	21,600	407,808

RENTAL AUTO/EQUIPMENT — 0.5%
Dollar Thrifty Automotive Group, Inc.†	12,000	414,000

RESEARCH & DEVELOPMENT — 0.1%
Pharmaceutical Product Development, Inc.	1,500	63,360

RETAIL-APPAREL/SHOE — 3.1%
Brown Shoe Co., Inc.	41,100	838,440
Christopher & Banks Corp.	56,300	772,436
Hot Topic, Inc.†	49,900	382,234
Men’s Wearhouse, Inc.	13,000	549,380

		2,542,490

RETAIL-AUTOMOBILE — 0.2%
Group 1 Automotive, Inc.	5,200	161,460

RETAIL-CONVENIENCE STORE — 1.5%
Casey’s General Stores, Inc.	42,500	1,211,250

RETAIL-DISCOUNT — 1.3%
Fred’s, Inc.	49,400	523,640
Tuesday Morning Corp.	73,100	557,022

		1,080,662

RETAIL-HAIR SALONS — 1.6%
Regis Corp.	39,900	1,340,640

RETAIL-HOME FURNISHINGS — 0.4%
Pier 1 Imports, Inc.†	66,100	336,449

RETAIL-JEWELRY — 0.6%
Zale Corp.†	22,900	482,732

RETAIL-LEISURE PRODUCTS — 0.8%
West Marine, Inc.†	57,100	616,109

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Dillard’s, Inc., Class A	1,100	25,333

RETAIL-RESTAURANTS — 0.3%
Bob Evans Farms, Inc.	8,100	228,258

SEMICONDUCTOR EQUIPMENT — 0.9%
Cohu, Inc.	43,600	715,040

STEEL-PRODUCERS — 3.9%
Gerdau Ameristeel Corp.	67,400	913,944
Reliance Steel & Aluminum Co.	15,400	898,590
Steel Dynamics, Inc.	23,500	1,250,670
United States Steel Corp.	1,000	107,900

		3,171,104

TRANSPORT-MARINE — 2.0%
General Maritime Corp.	7,700	216,986
Overseas Shipholding Group, Inc.	12,800	952,320
Teekay Corp.	8,999	503,494

		1,672,800

TRANSPORT-RAIL — 1.8%
Genesee & Wyoming, Inc., Class A†	34,141	1,001,014
Kansas City Southern†	12,900	499,101

		1,500,115

TRANSPORT-SERVICES — 0.9%
Bristow Group, Inc.†	15,500	773,295

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $76,506,938)		79,562,470

Short-Term Investment Securities — 4.0%

SOVEREIGN AGENCY — 4.1%
Federal Home Loan Bank Discount Notes 4.40% due 11/01/07 (cost $3,333,000)	3,333,000	3,333,000

TOTAL INVESTMENTS (cost $79,839,938) (1)	100.6%	82,895,470
Liabilities in excess of other assets	(0.6)	(468,020)

NET ASSETS	100.0%	$82,427,450

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MID-CAP GROWTH PORTFOLIO@
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 98.1%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.3%
Rockwell Collins, Inc.	44,700	$3,344,007

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 2.2%
BorgWarner, Inc.	29,600	3,129,016
WABCO Holdings, Inc.	53,400	2,713,788

		5,842,804

BANKS-FIDUCIARY — 1.0%
Northern Trust Corp.	35,400	2,662,434

BUILDING PRODUCTS-LIGHT FIXTURES — 0.9%
Genlyte Group, Inc.†	37,500	2,441,250

CABLE TV — 1.3%
Rogers Communications, Inc., Class B	65,500	3,337,880

CELLULAR TELECOM — 0.6%
NII Holdings, Inc.†	27,600	1,600,800

CHEMICALS-SPECIALTY — 1.2%
Ecolab, Inc.	68,800	3,245,296

COMMERCIAL SERVICES — 2.4%
Quanta Services, Inc.†	78,300	2,583,900
Weight Watchers International, Inc.	74,200	3,802,008

		6,385,908

COMMERCIAL SERVICES-FINANCE — 0.5%
Morningstar, Inc.†	17,900	1,332,118

COMPUTER AIDED DESIGN — 2.2%
Ansys, Inc.†	86,500	3,357,065
Autodesk, Inc.†	52,500	2,567,250

		5,924,315

COMPUTERS-MEMORY DEVICES — 1.8%
Network Appliance, Inc.†	43,900	1,382,411
SanDisk Corp.†	30,100	1,336,440
Seagate Technology	71,300	1,984,992

		4,703,843

CONSULTING SERVICES — 0.7%
Genpact, Ltd.†	118,200	1,891,200

COSMETICS & TOILETRIES — 0.8%
Bare Escentuals, Inc.†	85,000	2,099,500

DATA PROCESSING/MANAGEMENT — 2.2%
Mastercard, Inc., Class A	17,200	3,260,260
NAVTEQ Corp.†	32,700	2,524,440

		5,784,700

DIAGNOSTIC KITS — 1.0%
Idexx Laboratories, Inc.†	22,300	2,715,694

DIALYSIS CENTERS — 1.3%
DaVita, Inc.†	50,600	3,298,614

DIVERSIFIED MANUFACTURING OPERATIONS — 1.8%
Roper Industries, Inc.	65,900	4,666,379

ELECTRONIC COMPONENTS-MISC. — 1.4%
Gentex Corp.	180,600	3,752,868

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.4%
Altera Corp.	85,000	1,667,700
Broadcom Corp., Class A†	55,800	1,816,290
MEMC Electronic Materials, Inc.†	32,200	2,357,684
Microchip Technology, Inc.	59,700	1,980,249
NVIDIA Corp.†	103,600	3,665,368

		11,487,291

ELECTRONIC CONNECTORS — 2.3%
Amphenol Corp., Class A	136,600	6,047,282

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	55,300	2,648,870

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
FLIR Systems, Inc.†	36,500	2,532,735

ENGINEERING/R&D SERVICES — 1.9%
McDermott International, Inc.†	44,700	2,729,382
Shaw Group, Inc.†	29,700	2,215,620

		4,945,002

ENGINES-INTERNAL COMBUSTION — 0.8%
Cummins, Inc.	16,600	1,991,336

ENTERTAINMENT SOFTWARE — 0.6%
Electronic Arts, Inc.†	25,200	1,540,224

FILTRATION/SEPARATION PRODUCTS — 0.7%
Pall Corp.	45,900	1,839,213

FINANCE-INVESTMENT BANKER/BROKER — 2.6%
Investment Technology Group, Inc.†	46,000	1,927,400
Lazard, Ltd., Class A	56,000	2,811,200
TD Ameritrade Holding Corp.†	104,500	2,000,130

		6,738,730

FINANCIAL GUARANTEE INSURANCE — 0.4%
Security Capital Assurance, Ltd.	70,600	926,272

FOOD-CONFECTIONERY — 0.8%
WM Wrigley Jr. Co.	36,100	2,226,287

FOOD-RETAIL — 0.8%
Whole Foods Market, Inc.	40,900	2,026,186

HAZARDOUS WASTE DISPOSAL — 1.2%
Stericycle, Inc.†	55,200	3,219,816

INSURANCE-PROPERTY/CASUALTY — 0.7%
Philadelphia Consolidated Holding Corp.†	47,700	1,946,160

INSURANCE-REINSURANCE — 0.7%
Everest Re Group, Ltd.	18,200	1,939,028

INTERNET APPLICATION SOFTWARE — 0.8%
DealerTrack Holdings, Inc.†	42,900	2,105,961

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.9%
Affiliated Managers Group, Inc.†	16,400	2,157,420
National Financial Partners Corp.	48,000	2,624,160
T. Rowe Price Group, Inc.	45,700	2,935,768

		7,717,348

MACHINERY-PRINT TRADE — 1.2%
Zebra Technologies Corp., Class A†	78,900	3,084,201

MEDICAL INFORMATION SYSTEMS — 1.0%
Cerner Corp.†	45,300	2,698,068

MEDICAL INSTRUMENTS — 0.6%
Beckman Coulter, Inc.	23,100	1,635,942

MEDICAL LABS & TESTING SERVICES — 1.1%
Covance, Inc.†	34,900	2,879,250

MEDICAL-BIOMEDICAL/GENE — 1.5%
Celgene Corp.†	34,700	2,290,200
Illumina, Inc.†	29,600	1,662,040

		3,952,240

MEDICAL-DRUGS — 2.9%
Allergan, Inc.	37,800	2,554,524

Elan Corp. PLC ADR†	75,700	1,801,660
Shire PLC ADR	44,300	3,329,145

		7,685,329

MEDICAL-HMO — 1.5%
Coventry Health Care, Inc.†	22,400	1,350,944
Health Net, Inc.†	23,500	1,259,835
Humana, Inc.†	19,500	1,461,525

		4,072,304

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.9%
Lincare Holdings, Inc.†	66,000	2,294,820

METAL PROCESSORS & FABRICATION — 1.2%
Precision Castparts Corp.	21,300	3,190,953

METAL-ALUMINUM — 0.7%
Century Aluminum Co.†	33,700	1,961,003

MOTION PICTURES & SERVICES — 1.0%
Dreamworks Animation SKG, Inc., Class A†	77,000	2,507,120

NETWORKING PRODUCTS — 0.5%
Polycom, Inc.†	45,600	1,275,888

NON-HAZARDOUS WASTE DISPOSAL — 1.2%
Waste Connections, Inc.†	93,400	3,157,854

OIL & GAS DRILLING — 0.8%
Noble Corp.	39,700	2,102,115

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.7%
Cabot Oil & Gas Corp.	88,900	3,528,441
Forest Oil Corp.†	88,000	4,275,920
Southwestern Energy Co.†	86,800	4,490,164

		12,294,525

OIL FIELD MACHINERY & EQUIPMENT — 1.0%
Cameron International Corp.†	26,800	2,609,248

OIL-FIELD SERVICES — 2.8%
Exterran Holdings, Inc.†	29,100	2,450,220
Oceaneering International, Inc.†	38,900	3,005,803
W-H Energy Services, Inc.†	32,000	1,841,920

		7,297,943

PIPELINES — 1.0%
Questar Corp.	48,400	2,762,672

PRIVATE CORRECTIONS — 1.2%
Corrections Corp. of America†	108,000	3,055,320

RETAIL-APPAREL/SHOE — 0.9%
AnnTaylor Stores Corp.†	76,000	2,355,240

RETAIL-AUTOMOBILE — 0.6%
Penske Auto Group, Inc.	66,310	1,477,387

RETAIL-BOOKSTORE — 1.2%
Barnes & Noble, Inc.	81,400	3,145,296

RETAIL-COMPUTER EQUIPMENT — 1.1%
GameStop Corp., Class A†	48,000	2,842,560

RETAIL-DISCOUNT — 0.3%
Dollar Tree Stores, Inc.†	22,000	842,600

RETAIL-JEWELRY — 0.7%
Tiffany & Co.	36,000	1,950,480

RETAIL-MAJOR DEPARTMENT STORES — 0.9%
Saks, Inc.	107,300	2,270,468

RETAIL-PET FOOD & SUPPLIES — 0.6%
PetSmart, Inc.	49,700	1,488,515

RETAIL-RESTAURANTS — 2.7%
Burger King Holdings, Inc.	118,600	3,135,784
Panera Bread Co., Class A†	59,105	2,422,714
Tim Hortons Inc.	44,400	1,682,760

		7,241,258

SCHOOLS — 1.9%
Apollo Group, Inc., Class A†	38,100	3,019,806
ITT Educational Services, Inc.†	16,200	2,060,478

		5,080,284

SEMICONDUCTOR EQUIPMENT — 1.6%
KLA-Tencor Corp.	53,700	2,827,305
Tessera Technologies, Inc.†	38,300	1,462,677

		4,289,982

TELECOM SERVICES — 2.3%
Amdocs, Ltd.†	62,000	2,132,800
Time Warner Telecom, Inc., Class A†	171,100	3,976,364

		6,109,164

TELECOMMUNICATION EQUIPMENT — 1.0%
Harris Corp.	44,100	2,670,696

TRANSACTIONAL SOFTWARE — 2.2%
VeriFone Holdings, Inc.†	116,527	5,759,930

VETERINARY DIAGNOSTICS — 1.5%
VCA Antech, Inc.†	85,500	3,937,275

WIRE & CABLE PRODUCTS — 1.5%
General Cable Corp.†	54,800	3,945,052

WIRELESS EQUIPMENT — 0.9%
American Tower Corp., Class A†	56,200	2,482,916

X-RAY EQUIPMENT — 1.2%
Hologic, Inc.†	47,452	3,223,414

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $229,124,767)		258,536,663

Repurchase Agreement — 1.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $3,432,238 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.86% due 03/02/17 and having approximate value of $3,502,887 (cost $3,432,000)	3,432,000	3,432,000

TOTAL INVESTMENTS (cost $232,556,767) (1)	99.4%	261,968,663
Other assets less liabilities	0.6	1,494,373

NET ASSETS	100.0%	$263,463,036

†	Non-income producing security

@	Formerly MFS Mid-Cap Growth Portfolio

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 87.3%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCY — 1.3%
Interpublic Group of Cos., Inc.†	206,000	$2,132,100

BUILDING-HEAVY CONSTRUCTION — 0.8%
Granite Construction, Inc.	29,500	1,263,190

CABLE TV — 1.3%
Time Warner Cable, Inc., Class A†	75,600	2,161,404

CELLULAR TELECOM — 1.6%
NII Holdings, Inc.†	47,000	2,726,000

COMMERCIAL SERVICES — 1.6%
AerCap Holdings NV†	106,600	2,687,386

COMMERCIAL SERVICES-FINANCE — 9.5%
Equifax, Inc.	99,600	3,834,600
Euronet Worldwide, Inc.†	139,200	4,458,576
Jackson Hewitt Tax Service, Inc.	149,800	4,681,250
Moody’s Corp.	69,100	3,021,052

		15,995,478

COMPUTER AIDED DESIGN — 1.5%
Aspen Technology, Inc.†	141,400	2,466,016

DATA PROCESSING/MANAGEMENT — 8.4%
Fidelity National Information Services, Inc.	45,900	2,116,908
Fiserv, Inc.†	104,600	5,794,840
Global Payments, Inc.	52,900	2,515,924
MoneyGram International, Inc.	230,900	3,682,855

		14,110,527

DECISION SUPPORT SOFTWARE — 1.0%
Cognos, Inc.†	32,500	1,635,725

DENTAL SUPPLIES & EQUIPMENT — 1.6%
Sirona Dental Systems, Inc.†	81,000	2,724,840

E-COMMERCE/PRODUCTS — 1.8%
NutriSystem, Inc.†	100,900	3,037,090

ELECTRIC PRODUCTS-MISC. — 1.8%
Molex, Inc.	105,600	3,015,936

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.4%
Microchip Technology, Inc.	122,800	4,073,276

FINANCE-INVESTMENT BANKER/BROKER — 1.9%
E*TRADE Financial Corp.†	288,500	3,213,890

INSTRUMENTS-SCIENTIFIC — 0.4%
FEI Co.†	24,300	704,943

INSURANCE-MULTI-LINE — 0.9%
HCC Insurance Holdings, Inc.	51,700	1,545,313

INTERNET INFRASTRUCTURE EQUIPMENT — 0.6%
Avocent Corp.†	39,900	1,078,497

INTERNET INFRASTRUCTURE SOFTWARE — 0.6%
Akamai Technologies, Inc.†	24,800	971,912

MEDICAL INFORMATION SYSTEMS — 1.5%
IMS Health, Inc.	101,000	2,546,210

MEDICAL PRODUCTS — 2.5%
Varian Medical Systems, Inc.†	51,000	2,487,270
Zimmer Holdings, Inc.†	24,700	1,716,403

		4,203,673

MEDICAL-DRUGS — 0.5%
Sepracor, Inc.†	32,500	895,050

MEDICAL-GENERIC DRUGS — 1.8%
Barr Pharmaceuticals, Inc.†	53,100	3,043,692

MEDICAL-HMO — 1.4%
Magellan Health Services, Inc.†	54,400	2,290,240

MEDICAL-HOSPITALS — 2.9%
Community Health Systems, Inc.†	60,800	2,002,144
Universal Health Services, Inc., Class B	59,500	2,900,625

		4,902,769

MEDICAL-OUTPATIENT/HOME MEDICAL — 1.0%
Lincare Holdings, Inc.†	50,000	1,738,500

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 3.2%
AmerisourceBergen Corp.	57,200	2,694,692
Cardinal Health, Inc.	39,700	2,700,791

		5,395,483

NETWORKING PRODUCTS — 1.9%
Anixter International, Inc.†	26,200	1,882,470
Polycom, Inc.†	44,300	1,239,514

		3,121,984

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
Unit Corp.†	50,000	2,388,500

OIL-FIELD SERVICES — 0.6%
TETRA Technologies, Inc.†	55,500	1,092,795

PHYSICAL THERAPY/REHABILATION CENTERS — 5.4%
Healthsouth Corp.†	98,200	1,968,910
Psychiatric Solutions, Inc.†	178,400	7,064,640

		9,033,550

PRINTING-COMMERCIAL — 1.0%
Cenveo, Inc.†	77,900	1,758,982

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Public Storage, Inc.	31,400	2,542,458

RETAIL-APPAREL/SHOE — 3.1%
American Eagle Outfitters, Inc.	190,300	4,525,334
Men’s Wearhouse, Inc.	16,200	684,612

		5,209,946

RETAIL-MAJOR DEPARTMENT STORES — 1.5%
J.C. Penney Co., Inc.	45,000	2,530,800

RETAIL-PETROLEUM PRODUCTS — 2.5%
World Fuel Services Corp.	94,100	4,167,689

RETAIL-REGIONAL DEPARTMENT STORES — 2.2%
Kohl’s Corp.†	66,500	3,655,505

RETAIL-RESTAURANTS — 2.2%
Starbucks Corp.†	138,100	3,684,508

RETIREMENT/AGED CARE — 2.0%
Brookdale Senior Living, Inc.	92,700	3,419,703

SEMICONDUCTOR EQUIPMENT — 0.5%
Varian Semiconductor Equipment Associates, Inc.†	19,200	883,584

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 3.8%
Integrated Device Technology, Inc.†	306,300	4,113,609
Marvell Technology Group, Ltd.†	122,000	2,199,660

		6,313,269

TELECOMMUNICATION EQUIPMENT — 1.2%
Arris Group, Inc.†	175,400	2,017,100

TRANSPORT-SERVICES — 1.4%
UTI Worldwide, Inc.	92,600	2,362,226

X-RAY EQUIPMENT — 1.3%
Hologic, Inc.†	31,400	2,133,002

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $148,753,159)		146,874,741

Repurchase Agreement — 14.6%

UBS Securities, LLC Joint Repurchase Agreement (1) (cost $24,552,000)	24,552,000	24,552,000

TOTAL INVESTMENTS (cost $173,305,159) (2)	101.9%	171,426,741
Liabilities in excess of other assets	(1.9)	(3,130,732)

NET ASSETS	100.0%	$168,296,009

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 95.5%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 0.6%
Ceradyne, Inc.†	8,100	$554,121

ADVERTISING SERVICES — 1.1%
inVentiv Health, Inc.†	23,700	1,000,851

AEROSPACE/DEFENSE — 2.0%
Teledyne Technologies, Inc.†	12,300	643,413
United Industrial Corp.	14,500	1,171,890

		1,815,303

AEROSPACE/DEFENSE-EQUIPMENT — 1.8%
Alliant Techsystems, Inc.†	3,950	436,041
Curtiss-Wright Corp.	12,200	686,738
Elbit Systems, Ltd.	9,500	503,025

		1,625,804

APPLICATIONS SOFTWARE — 1.2%
EPIQ Systems, Inc.†	22,000	426,580
Progress Software Corp.†	20,800	680,368

		1,106,948

AUCTION HOUSE/ART DEALER — 1.0%
Sotheby’s	16,300	882,971

AUDIO/VIDEO PRODUCTS — 0.5%
Tivo, Inc.†	65,000	463,450

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.7%
Aftermarket Technology Corp.†	19,500	673,140

CASINO SERVICES — 1.3%
Bally Technologies, Inc.†	28,300	1,141,339

CELLULAR TELECOM — 0.6%
Syniverse Holdings, Inc.†	35,000	584,150

CHEMICALS-SPECIALTY — 1.0%
Terra Industries, Inc.†	24,500	903,805

COMMERCIAL SERVICES — 0.6%
Live Nation, Inc.†	28,250	577,430

COMMERCIAL SERVICES-FINANCE — 1.5%
Deluxe Corp.	9,800	395,332
Morningstar, Inc.†	13,250	986,065

		1,381,397

COMPUTER AIDED DESIGN — 1.6%
Ansys, Inc.†	17,500	679,175
Aspen Technology, Inc.†	43,700	762,128

		1,441,303

COMPUTER SERVICES — 0.7%
IHS, Inc., Class A†	10,200	643,110

COMPUTER SOFTWARE — 1.4%
Blackbaud, Inc.	25,000	673,750
Double-Take Software, Inc.†	23,600	562,388

		1,236,138

COMPUTERS-INTEGRATED SYSTEMS — 1.2%
Micros Systems, Inc.†	14,600	1,048,572

COMPUTERS-PERIPHERY EQUIPMENT — 1.4%
Synaptics, Inc.†	22,500	1,222,875

CONSULTING SERVICES — 1.9%
FTI Consulting, Inc.†	19,700	1,069,710
Watson Wyatt Worldwide, Inc., Class A	13,800	657,846

		1,727,556

CONSUMER PRODUCTS-MISC. — 0.5%
Fossil, Inc.†	11,800	443,208

COSMETICS & TOILETRIES — 0.7%
Chattem, Inc.†	8,900	661,270

DATA PROCESSING/MANAGEMENT — 1.9%
Commvault Systems, Inc.†	49,750	1,011,915
Global Payments, Inc.	14,500	689,620

		1,701,535

DECISION SUPPORT SOFTWARE — 0.5%
Interactive Intelligence, Inc.†	19,000	494,950

DIAGNOSTIC EQUIPMENT — 1.5%
Gen-Probe, Inc.†	12,750	892,755
Immucor, Inc.†	14,400	464,400

		1,357,155

DIAGNOSTIC KITS — 1.1%
Idexx Laboratories, Inc.†	5,900	718,502
Quidel Corp.†	11,547	238,446

		956,948

DISTRIBUTION/WHOLESALE — 2.2%
Brightpoint, Inc.†	58,750	951,750
Central European Distribution Corp.†	18,900	1,005,102

		1,956,852

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Koppers Holdings, Inc.	11,500	515,200

DIVERSIFIED MINERALS — 0.5%
AMCOL International Corp.	11,800	476,012

DIVERSIFIED OPERATIONS/COMMERICAL SERVICES — 0.5%
Chemed Corp.	7,600	435,632

E-COMMERCE/PRODUCTS — 0.8%
Gmarket Inc. ADR†	26,500	716,825

E-COMMERCE/SERVICES — 0.7%
priceline.com, Inc.†	7,000	651,700

E-MARKETING/INFO — 0.8%
Digital River, Inc.†	13,900	737,534

E-SERVICES/CONSULTING — 1.4%
GSI Commerce, Inc.†	42,900	1,222,221

ELECTRIC PRODUCTS-MISC. — 0.7%
GrafTech International, Ltd.†	33,750	637,875

ELECTRONIC COMPONENTS-MISC. — 0.8%
Plexus Corp.†	26,900	694,020

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.2%
Mellanox Tecnologies Ltd.†	30,000	708,300
Netlogic Microsystems, Inc.†	21,500	713,800
ON Semiconductor Corp.†	51,250	522,750

		1,944,850

ELECTRONIC MEASUREMENT INSTRUMENTS — 2.4%
Flir Systems, Inc.†	18,250	1,266,367
Itron, Inc.†	8,600	924,414

		2,190,781

ENERGY-ALTERNATE SOURCES — 1.0%
JA Solar Holdings Co., Ltd. ADR†	15,250	878,400

ENTERPRISE SOFTWARE/SERVICE — 2.2%
Advent Software, Inc.†	13,500	746,955
Concur Technologies, Inc.†	14,750	531,590

Informatica Corp.†	39,750	678,930

		1,957,475

FINANCE-INVESTMENT BANKER/BROKER — 3.5%
GFI Group, Inc.†	13,500	1,165,320
Greenhill & Co., Inc.	12,850	950,643
Investment Technology Group, Inc.†	24,400	1,022,360

		3,138,323

FIREARMS & AMMUNITION — 0.2%
Smith & Wesson Holding Corp.†	19,000	229,710

FOOTWEAR & RELATED APPAREL — 1.2%
CROCS, Inc.†	7,100	530,725
Deckers Outdoor Corp.†	4,000	559,160

		1,089,885

HAZARDOUS WASTE DISPOSAL — 1.0%
American Ecology Corp.	38,000	909,720

HUMAN RESOURCES — 0.7%
Emergency Medical Services Corp., Class A†	20,300	616,511

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.5%
Dolby Laboratories, Inc., Class A†	11,100	460,206

INSTRUMENTS-CONTROLS — 1.0%
Mettler Toledo International, Inc.†	4,000	425,400
Woodward Governor Co.	6,500	435,500

		860,900

INSURANCE BROKER — 0.6%
eHealth, Inc.†	18,000	502,920

INSURANCE-PROPERTY/CASUALTY — 1.0%
Navigators Group, Inc.†	8,250	497,475
SeaBright Insurance Holdings, Inc.†	25,000	417,000

		914,475

INTERNET APPLICATION SOFTWARE — 0.5%
CyberSource Corp.†	28,500	465,975

INTERNET CONTENT-INFORMATION/NEWS — 0.8%
Baidu.com ADR†	1,900	726,731

INTIMATE APPAREL — 0.7%
The Warnaco Group, Inc.†	15,900	646,971

MEDICAL INFORMATION SYSTEMS — 1.1%
Phase Forward, Inc.†	43,500	1,034,865

MEDICAL INSTRUMENTS — 2.0%
Cepheid, Inc.†	39,500	1,022,260
Kyphon, Inc.†	11,500	815,120

		1,837,380

MEDICAL PRODUCTS — 1.3%
Mentor Corp.	9,900	421,443
Metabolix, Inc.†	25,000	722,250

		1,143,693

MEDICAL-BIOMEDICAL/GENE — 4.8%
Affymetrix, Inc.†	34,200	870,732
Alexion Pharmaceuticals, Inc.†	6,300	481,950
Genomic Health, Inc.†	32,100	822,723
Halozyme Therapeutics, Inc.†	30,750	282,285
Illumina, Inc.†	11,000	617,650
LifeCell Corp.†	15,200	669,712
Savient Pharmaceuticals, Inc.†	41,500	584,320

		4,329,372

MEDICAL-DRUGS — 2.3%
Adams Respiratory Therapeutics, Inc.†	15,500	681,070
Medicis Pharmaceutical Corp., Class A	16,300	483,947
Pharmion Corp.†	10,000	481,200
Sciele Pharma, Inc.†	16,400	417,216

		2,063,433

MEDICAL-HMO — 0.9%
AMERIGROUP Corp.†	23,900	836,500

MEDICAL-NURSING HOMES — 0.7%
Sun Healthcare Group, Inc.†	38,900	628,235

MOTION PICTURES & SERVICES — 0.5%
DreamWorks Animation SKG, Inc., Class A†	13,850	450,956

NETWORKING PRODUCTS — 1.7%
Foundry Networks, Inc.†	47,000	993,580
Polycom, Inc.†	18,500	517,630

		1,511,210

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Berry Petroleum Co., Class A	19,250	937,860
Cabot Oil & Gas Corp.	16,800	666,792

		1,604,652

OIL-FIELD SERVICES — 1.7%
Core Laboratories NV†	4,900	715,106
Oceaneering International, Inc.†	11,000	849,970

		1,565,076

PHYSICAL THERAPY/REHABILATION CENTERS — 1.2%
Psychiatric Solutions, Inc.†	27,100	1,073,160

PHYSICIANS PRACTICE MANAGEMENT — 1.2%
Pediatrix Medical Group, Inc.†	16,650	1,090,575

POLLUTION CONTROL — 0.5%
CECO Environmental Corp.†	30,000	436,800

RETAIL-COMPUTER EQUIPMENT — 1.0%
GameStop Corp., Class A†	15,000	888,300

RETAIL-PERFUME & COSMETICS — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	10,750	367,650

RETAIL-SPORTING GOODS — 0.5%
Zumiez, Inc.†	9,900	414,414

SCHOOLS — 1.7%
Capella Education Co.†	11,800	731,600
New Oriental Education & Technology Group, Inc. ADR†	8,750	783,300

		1,514,900

SEISMIC DATA COLLECTION — 0.5%
Dawson Geophysical Co.†	5,200	415,012

SEMICONDUCTOR EQUIPMENT — 0.9%
Tessera Technologies, Inc.†	20,500	782,895

STEEL PIPE & TUBE — 0.7%
Valmont Industries, Inc.	7,000	670,040

TELECOM EQUIPMENT-FIBER OPTICS — 1.1%
Ciena Corp.†	20,100	961,986

TELECOM SERVICES — 1.3%
PAETEC Holding Corp.†	50,000	672,500
SAVVIS, Inc.†	12,500	472,250

		1,144,750

TELECOMMUNICATION EQUIPMENT — 1.0%
Comtech Telecommunications Corp.†	16,000	868,000

THERAPEUTICS — 1.1%
BioMarin Pharmaceuticals, Inc.†	20,400	565,692
United Therapeutics Corp.†	6,250	427,750

		993,442

TRANSACTIONAL SOFTWARE — 0.7%
Synchronoss Technologies, Inc.†	15,000	600,000

TRANSPORT-MARINE — 0.7%
DryShips, Inc.	5,600	660,016

WEB HOSTING/DESIGN — 1.7%
Equinix, Inc.†	12,900	1,504,914

WEB PORTALS/ISP — 0.7%
GigaMedia, Ltd.†	26,200	641,376

WIRELESS EQUIPMENT — 0.7%
Ceragon Networks, Ltd.†	32,600	593,646

WOUND, BURN & SKIN CARE — 0.8%
Obagi Medical Products, Inc.†	33,100	722,904

X-RAY EQUIPMENT — 1.5%
Hologic, Inc.†	20,000	1,358,600

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $69,939,207)		85,931,785

Repurchase Agreement — 3.3%

Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $2,940,204 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 5.70%, due 10/05/21 and having an approximate value of $2,999,700 (cost $2,940,000)	2,940,000	2,940,000

TOTAL INVESTMENTS (cost $72,879,207) (1)	98.8%	88,871,785
Other assets less liabilities	1.2	1,073,466

NET ASSETS	100.0%	$89,945,251

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO FOCUSED GROWTH PORTFOLIO@
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 95.1%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 5.5%
General Dynamics Corp.	37,924	$3,449,567
Lockheed Martin Corp.	50,227	5,526,979

		8,976,546

AGRICULTURAL CHEMICALS — 3.1%
Monsanto Co.	50,736	4,953,356

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	59,467	2,188,980

AUTO-CARS/LIGHT TRUCKS — 2.5%
Toyota Motor Co. ADR	35,270	4,036,299

BANKS-COMMERCIAL — 5.2%
Industrial & Commercial Bank of China	8,855,000	8,437,762

BANKS-SUPER REGIONAL — 1.7%
Wells Fargo & Co.	79,315	2,697,503

CABLE TV — 2.0%
Comcast Corp., Class A†	152,949	3,219,576

CASINO HOTELS — 11.0%
Las Vegas Sands Corp.†	55,411	7,374,096
MGM Mirage, Inc.†	35,310	3,234,749
Wynn Resorts, Ltd.	44,573	7,195,419

		17,804,264

COMPUTERS — 7.3%
Apple, Inc.†	44,451	8,443,468
Hewlett-Packard Co.	64,368	3,326,538

		11,770,006

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.0%
Intel Corp.	182,565	4,910,999

FINANCE-INVESTMENT BANKER/BROKER — 6.0%
The Goldman Sachs Group, Inc.	39,434	9,776,477

INDUSTRIAL GASES — 0.8%
Air Products & Chemicals, Inc.	12,514	1,224,495

MEDICAL-BIOMEDICAL/GENE — 3.7%
Genentech, Inc.†	81,762	6,061,017

MEDICAL-HMO — 4.0%
UnitedHealth Group, Inc.	131,220	6,449,463

METAL-DIVERSIFIED — 2.4%
Freeport-McMoRan Copper & Gold, Inc.	32,871	3,868,259

NETWORKING PRODUCTS — 4.3%
Cisco Systems, Inc.†	211,892	7,005,150

OIL & GAS DRILLING — 2.8%
Transocean, Inc.†	38,673	4,616,396

OIL COMPANIES-INTEGRATED — 2.6%
Petroleo Brasileiro SA ADR	44,622	4,267,202

OIL-FIELD SERVICES — 3.5%
Schlumberger, Ltd.	59,179	5,714,916

REAL ESTATE INVESTMENT TRUSTS — 1.7%
ProLogis	37,574	2,695,559

RETAIL-BUILDING PRODUCTS — 2.3%
Lowe’s Cos., Inc.	135,711	3,649,269

RETAIL-DRUG STORE — 3.2%
CVS Caremark Corp.	122,399	5,112,606

RETAIL-RESTAURANTS — 5.2%
McDonald’s Corp.	139,939	8,354,358

TELEPHONE-INTEGRATED — 3.8%
AT&T, Inc.	146,805	6,134,981

TRANSPORT-RAIL — 2.4%
Union Pacific Corp.	30,189	3,865,400

WEB PORTALS/ISP — 3.8%
Google, Inc., Class A†	8,677	6,134,639

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $105,721,287)		153,925,478

Repurchase Agreement — 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $5,609,389 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.54% due 03/11/19 and having approximate value of $5,723,208 (cost $5,609,000)	5,609,000	5,609,000

TOTAL INVESTMENTS (cost $111,330,287) (1)	98.6%	159,534,478
Other assets less liabilities	1.4	2,223,029

NET ASSETS	100.0%	$161,757,507

†	Non-income producing security

@	Formerly Marsico Growth Portfolio

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 97.3%	Shares/ Principal Amount	Value (Note 1)

APPLICATIONS SOFTWARE — 4.2%
Citrix Systems, Inc.†	20,313	$873,299
Microsoft Corp.	8,750	322,088
Nuance Communications, Inc.†	12,273	271,356
Salesforce.com, Inc.†	8,220	463,361
Satyam Computer Services, Ltd. ADR	17,790	539,926

		2,470,030

CABLE TV — 0.6%
Rogers Communications, Inc., Class B	6,400	326,144

CELLULAR TELECOM — 3.8%
America Movil SAB de CV, Series L ADR	3,520	230,173
Centennial Communications Corp.†	12,690	129,946
China Mobile Ltd ADR	5,680	588,902
Millicom International Cellular SA†	5,950	699,006
NII Holdings, Inc.†	10,690	620,020

		2,268,047

COMPUTER AIDED DESIGN — 1.3%
Ansys, Inc.†	8,780	340,752
Autodesk, Inc.†	8,770	428,853

		769,605

COMPUTER SERVICES — 2.0%
Cognizant Technology Solutions Corp., Class A†	13,150	545,199
DST Systems, Inc.†	5,790	490,471
Virtusa Corp.†	8,113	155,283

		1,190,953

COMPUTER SOFTWARE — 1.0%
Omniture, Inc.†	17,723	605,418

COMPUTERS — 10.8%
Apple, Inc.†	16,250	3,086,688
Hewlett-Packard Co.	15,860	819,645
Research In Motion, Ltd.†	20,340	2,532,533

		6,438,866

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Teradata Corp.†	5,160	147,215

COMPUTERS-MEMORY DEVICES — 3.5%
EMC Corp.†	73,230	1,859,310
SanDisk Corp.†	5,620	249,528

		2,108,838

COMPUTERS-PERIPHERY EQUIPMENT — 0.8%
Synaptics, Inc.†	8,350	453,822

CONSULTING SERVICES — 2.1%
Accenture Ltd., Class A	9,700	378,785
FTI Consulting, Inc.†	5,951	323,139
Gartner, Inc.†	11,020	241,338
Huron Consulting Group, Inc.†	4,620	322,846

		1,266,108

DATA PROCESSING/MANAGEMENT — 0.8%
Fiserv, Inc.†	8,580	475,332

DENTAL SUPPLIES & EQUIPMENT — 0.3%
Align Technology, Inc.†	8,440	174,708

E-COMMERCE/PRODUCTS — 1.8%
Amazon.Com, Inc.†	5,365	478,290
Shutterfly, Inc.†	17,820	594,653

		1,072,943

E-COMMERCE/SERVICES — 1.6%
Ctrip.com International, Ltd. ADR	5,319	299,779
eBay, Inc.†	6,780	244,758
priceline.com, Inc.†	4,130	384,503

		929,040

E-MARKETING/INFO — 0.8%
Constant Contact, Inc.†	19,980	497,502

EDUCATIONAL SOFTWARE — 0.7%
Noah Education Holdings, Ltd. ADR†	21,780	391,387

ELECTRONIC COMPONENTS-MISC. — 1.2%
AU Optronics Corp. ADR	32,373	703,465

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 8.6%
Broadcom Corp., Class A†	13,660	444,633
Intel Corp.	21,400	575,660
Mellanox Technologies Ltd.†	26,588	627,743
MEMC Electronic Materials, Inc.†	11,330	829,583
Microchip Technology, Inc.	5,590	185,420
NVIDIA Corp.†	59,345	2,099,626
ON Semiconductor Corp.†	33,170	338,334

		5,100,999

ELECTRONIC DESIGN AUTOMATION — 0.3%
Magma Design Automation, Inc.†	12,103	180,214

ELECTRONIC FORMS — 0.9%
Adobe Systems, Inc.†	11,700	560,430

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.9%
Garmin, Ltd.	4,860	521,964

ELECTRONICS-MILITARY — 0.7%
L-3 Communications Holdings, Inc.	3,950	433,078

ENTERPRISE SOFTWARE/SERVICE — 3.2%
Concur Technologies, Inc.†	20,612	742,856
Oracle Corp.†	35,970	797,455
Taleo Corp., Class A†	12,597	352,086

		1,892,397

ENTERTAINMENT SOFTWARE — 1.3%
Activision, Inc.†	8,890	210,248
Electronic Arts, Inc.†	8,840	540,301

		750,549

INTERNET APPLICATION SOFTWARE — 1.9%
DealerTrack Holdings, Inc.†	12,120	594,971
Vocus, Inc.†	15,127	544,269

		1,139,240

INTERNET CONNECTIVITY SERVICES — 0.5%
Cogent Communications Group, Inc.†	9,690	268,219

INTERNET CONTENT-INFORMATION/NEWS — 0.5%
Baidu.com ADR†	810	309,817

INTERNET INFRASTRUCTURE SOFTWARE — 0.3%
F5 Networks, Inc.†	4,965	178,889

INTERNET SECURITY — 2.6%
Check Point Software Technologies†	10,340	261,188
McAfee, Inc.†	20,270	838,164
VeriSign, Inc.†	13,340	454,761

		1,554,113

MEDICAL INSTRUMENTS — 0.6%
Intuitive Surgical, Inc.†	1,050	343,213
Trans1, Inc.†	1,619	40,475

		383,688

MEDICAL LABS & TESTING SERVICES — 0.2%
Quest Diagnostics, Inc.	1,950	103,701

MEDICAL-BIOMEDICAL/GENE — 0.5%
Illumina, Inc.†	5,210	292,541

NETWORKING PRODUCTS — 4.8%
Atheros Communications, Inc.†	10,323	362,337
Cisco Systems, Inc.†	16,680	551,441
Juniper Networks, Inc.†	28,620	1,030,320
Netgear, Inc.†	15,540	549,184
Polycom, Inc.†	4,860	135,983
Starent Networks Corp.†	10,218	253,202

		2,882,467

PATIENT MONITORING EQUIPMENT — 0.3%
Mindray Medical International, Ltd. ADR	4,160	165,402

SEMICONDUCTOR EQUIPMENT — 2.4%
ASML Holding NV†	19,891	694,629
ATMI Inc.†	13,160	422,927
Tessera Technologies, Inc.†	4,520	172,619
Verigy, Ltd.†	7,080	162,769

		1,452,944

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 3.0%
Emulex Corp.†	39,415	853,729
Hittite Microwave Corp.†	2,980	149,745
Marvell Technology Group, Ltd.†	31,430	566,683
Siliconware Precision Industries Co. ADR	18,441	213,547

		1,783,704

SOFTWARE TOOLS — 1.4%
VMware, Inc. Class A†	6,724	839,357

TELECOM SERVICES — 0.6%
Knology, Inc.†	19,702	330,797

TELECOMMUNICATION EQUIPMENT — 2.3%
Comverse Technology, Inc.†	15,190	291,952
Harris Corp.	13,210	799,998
ShoreTel, Inc.†	15,206	276,597

		1,368,547

TOYS — 3.7%
Nintendo Co., Ltd.(2)	3,490	2,199,270

TRANSACTIONAL SOFTWARE — 0.5%
Synchronoss Technologies, Inc.†	6,958	278,320

WEB HOSTING/DESIGN — 2.8%
Equinix, Inc.†	14,335	1,672,321

WEB PORTALS/ISP — 3.1%
Google, Inc., Class A†	2,640	1,866,445

WIRELESS EQUIPMENT — 11.9%
American Tower Corp., Class A†	15,890	702,020
Aruba Networks, Inc.†	12,990	247,979
Crown Castle International Corp.†	11,710	480,930
Nokia Oyj ADR	125,020	4,965,794
SBA Communcations Corp., Class A†	19,770	703,812

		7,100,535

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,934,655)		57,899,371

Repurchase Agreement — 5.4%

Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $3,221,224 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.86%, due 03/02/17 and having an approximate value of $3,288,425 (cost $3,221,000)	3,221,000	3,221,000
TOTAL INVESTMENTS (cost $52,155,655) (1)	102.7%	61,120,371
Liabilities in excess of other assets	(2.7)	(1,615,101)

NET ASSETS	100.0%	$59,505,270

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 95.2%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 1.3%
Goodrich Corp.	78,000	$5,433,480

AIRLINES — 1.8%
Alaska Air Group, Inc.†	88,700	2,252,980
Continental Airlines, Inc., Class B†	86,700	2,978,145
Skywest, Inc.	75,300	2,054,937

		7,286,062

APPAREL MANUFACTURERS — 1.3%
Jones Apparel Group, Inc.	103,700	2,171,478
VF Corp.	35,565	3,098,778

		5,270,256

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 2.7%
ArvinMeritor, Inc.	268,000	3,974,440
Autoliv, Inc.	31,000	1,958,580
TRW Automotive Holdings Corp.†	168,000	4,987,920

		10,920,940

BANKS-COMMERCIAL — 6.0%
Central Pacific Financial Corp.	156,900	3,519,267
Susquehanna Bancshares, Inc.	196,100	3,955,337
The South Financial Group, Inc.	177,300	3,663,018
Trustmark Corp.	150,800	4,070,092
UnionBanCal Corp.	49,500	2,673,495
Webster Financial Corp.	120,500	4,366,920
Whitney Holding Corp.	93,300	2,394,078

		24,642,207

BATTERIES/BATTERY SYSTEMS — 0.6%
EnerSys†	142,500	2,582,100

BREWERY — 1.7%
Molson Coors Brewing Co., Class B	124,000	7,096,520

BUILDING-RESIDENTIAL/COMMERICAL — 0.3%
KB Home	43,000	1,188,520

CHEMICALS-DIVERSIFIED — 3.3%
Celanese Corp., Class A	167,300	7,019,908
Rockwood Holdings, Inc.†	171,300	6,696,117

		13,716,025

CHEMICALS-SPECIALTY — 4.5%
Ashland, Inc.	74,100	4,351,152
Cytec Industries, Inc.	79,500	5,303,445
Lubrizol Corp.	95,400	6,475,752
Methanex Corp.	80,900	2,460,978

		18,591,327

CONTAINERS-METAL/GLASS — 1.7%
Owens-Illinois, Inc.†	90,300	4,011,126
Silgan Holdings, Inc.	57,100	3,115,947

		7,127,073

CONTAINERS-PAPER/PLASTIC — 0.4%
Sonoco Products Co.	55,300	1,709,876

DISTRIBUTION/WHOLESALE — 1.5%
Tech Data Corp.†	39,300	1,545,669
United Stationers, Inc.†	76,300	4,418,533

		5,964,202

DIVERSIFIED MANUFACTURING OPERATIONS — 3.7%
Acuity Brands, Inc.	64,500	3,083,100
Cooper Industries, Ltd. Class A	86,600	4,536,974
SPX Corp.	74,800	7,577,240

		15,197,314

ELECTRIC-INTEGRATED — 4.9%
Allegheny Energy, Inc.†	36,600	2,220,156
Constellation Energy Group, Inc.	35,875	3,397,363
Northeast Utilities	176,800	5,450,744
Puget Energy, Inc.	171,000	4,830,750
Wisconsin Energy Corp.	84,600	4,050,648

		19,949,661

ELECTRONIC COMPONENTS-MISC. — 1.2%
AVX Corp.	49,200	760,140
Sanmina-SCI Corp.†	329,400	727,974
Vishay Intertechnology, Inc.†	288,000	3,625,920

		5,114,034

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.1%
Amkor Technology, Inc.†	139,000	1,574,870
Spansion, Inc. Class A†	196,000	1,381,800
Zoran Corp.†	221,800	5,655,900

		8,612,570

ELECTRONIC PARTS DISTRIBUTION — 0.9%
Arrow Electronics, Inc.†	93,500	3,738,130

ENGINES-INTERNAL COMBUSTION — 0.8%
Briggs & Stratton Corp.	148,725	3,347,800

FOOD-MEAT PRODUCTS — 0.4%
Smithfield Foods, Inc.†	63,900	1,832,013

FOOD-MISC. — 0.3%
Corn Products International, Inc.	29,400	1,250,676

FOOD-RETAIL — 1.3%
Ruddick Corp.	160,000	5,440,000

FOOD-WHOLESALE/DISTRIBUTION — 2.3%
Performance Food Group Co.†	175,600	4,739,444
SUPERVALU, Inc.	117,700	4,560,875

		9,300,319

GAS-DISTRIBUTION — 0.4%
Atmos Energy Corp.	64,300	1,803,615

HOME FURNISHINGS — 0.4%
Furniture Brands International, Inc.	129,900	1,565,295

HUMAN RESOURCES — 0.5%
Kelly Services, Inc., Class A	97,500	2,050,425

IDENTIFICATION SYSTEMS — 0.8%
Checkpoint Systems, Inc.†	102,800	3,109,700

INDEPENDENT POWER PRODUCER — 1.5%
Reliant Energy, Inc.†	221,800	6,103,936

INSTRUMENTS-SCIENTIFIC — 1.6%
PerkinElmer, Inc.	232,400	6,395,648

INSURANCE-LIFE/HEALTH — 1.3%
StanCorp Financial Group, Inc.	95,600	5,270,428

INSURANCE-MULTI-LINE — 0.9%
Old Republic International Corp.	244,100	3,742,053

INSURANCE-PROPERTY/CASUALTY — 2.5%
Arch Capital Group, Ltd.†	95,700	7,155,489
Fidelity National Financial, Inc., Class A	196,300	3,021,057

		10,176,546

INSURANCE-REINSURANCE — 3.2%
Aspen Insurance Holdings, Ltd.	175,900	4,812,624
PartnerRe, Ltd.	13,200	1,098,900
Platinum Underwriters Holdings, Ltd.	162,900	5,864,400
RenaissanceRe Holdings, Ltd.	24,800	1,446,832

		13,222,756

MACHINE TOOLS & RELATED PRODUCTS — 1.8%
Kennametal, Inc.	80,000	7,296,800

MACHINERY-CONSTRUCTION & MINING — 1.1%
Terex Corp.†	61,500	4,564,530

MACHINERY-ELECTRICAL — 1.3%
Regal-Beloit Corp.	107,400	5,266,896

MACHINERY-FARMING — 1.5%
AGCO Corp.†	101,600	6,063,488

MEDICAL-DRUGS — 0.3%
King Pharmaceuticals, Inc.†	42,200	447,320
PharMerica Corp.†	40,262	642,179

		1,089,499

MEDICAL-HMO — 1.2%
Molina Healthcare, Inc.†	134,400	5,121,984

MEDICAL-HOSPITALS — 0.9%
LifePoint Hospitals, Inc.†	56,596	1,727,310
Universal Health Services, Inc., Class B	40,900	1,993,875

		3,721,185

MEDICAL-NURSING HOMES — 0.6%
Kindred Healthcare, Inc.†	110,000	2,336,400

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.5%
Apria Healthcare Group, Inc.†	80,700	1,950,519

METAL PROCESSORS & FABRICATION — 2.6%
Commercial Metals Co.	143,300	4,496,754
Mueller Industries, Inc.	114,200	4,106,632
Quanex Corp.	47,300	1,948,287

		10,551,673

MISCELLANEOUS MANUFACTURING — 0.6%
AptarGroup, Inc.	56,700	2,534,490

OFFICE AUTOMATION & EQUIPMENT — 1.2%
IKON Office Solutions, Inc.	372,800	4,920,960

OIL & GAS DRILLING — 0.4%
Rowan Cos., Inc.	41,100	1,602,078

OIL COMPANIES-INTEGRATED — 0.5%
Hess Corp.	29,100	2,083,851

OIL-FIELD SERVICES — 2.0%
Exterran Holdings, Inc.†	67,405	5,675,501
Oil States International, Inc.†	59,600	2,574,124

		8,249,625

PHARMACY SERVICES — 0.5%
Omnicare, Inc.	65,800	1,941,100

PRINTING-COMMERCIAL — 0.3%
Quebecor World, Inc.†	134,000	1,303,820

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Ashford Hospitality Trust, Inc.	171,000	1,682,640
Digital Realty Trust, Inc.	84,800	3,730,352
FelCor Lodging Trust, Inc.	152,200	3,187,068
Mid-America Apartment Communities, Inc.	46,500	2,418,000
Strategic Hotels & Resorts, Inc.	66,000	1,441,440
Tanger Factory Outlet Centers, Inc.	52,600	2,215,512
Taubman Centers, Inc.	36,600	2,154,642

		16,829,654

RECYCLING — 1.2%
Metal Management, Inc.	91,000	4,783,870

RENTAL AUTO/EQUIPMENT — 1.3%
Avis Budget Group, Inc.†	253,300	5,286,371

RESORT/THEME PARK — 0.5%
Vail Resorts, Inc.†	35,500	2,154,495

RETAIL-AUTOMOBILE — 0.4%
AutoNation, Inc.†	101,392	1,793,624

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	53,400	1,001,784

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Dillard’s, Inc., Class A	58,000	1,335,740

RETAIL-RESTAURANTS — 1.0%
Jack in the Box, Inc.†	77,000	2,415,490
Papa John’s International, Inc.†	71,700	1,670,610

		4,086,100

SAVINGS & LOANS/THRIFTS — 1.6%
Astoria Financial Corp.	132,100	3,433,279
Provident Financial Services, Inc.	210,000	3,326,400

		6,759,679

SEMICONDUCTOR EQUIPMENT — 0.3%
Teradyne, Inc.†	115,000	1,419,100

STEEL-PRODUCER — 1.4%
Steel Dynamics, Inc.	111,600	5,939,352

TELECOMMUNICATION EQUIPMENT — 1.5%
Andrew Corp.†	145,100	2,127,166
CommScope, Inc.†	85,500	4,033,035

		6,160,201

TOBACCO — 1.3%
Universal Corp.	108,200	5,273,668

TRANSPORT-EQUIPMENT & LEASNG — 1.2%
GATX Corp.	120,700	4,945,079

TRANSPORT-SERVICES — 1.0%
Ryder System, Inc.	86,000	4,115,100

TRANSPORT-TRUCK — 2.5%
Arkansas Best Corp.	102,000	2,799,900
Con-way, Inc.	90,650	3,862,597
Werner Enterprises, Inc.	200,700	3,817,314

		10,479,811

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $349,020,642)		391,714,033

Repurchase Agreement — 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 10/31/07, to be repurchased 11/01/07 in the amount of $19,959,386 and collateralized by $19,670,000 of Federal Home Loan Bank, bearing interest at 5.38%, due 08/15/24 and having an approximate value of $20,358,450 (cost $19,958,000)	19,958,000	19,958,000

TOTAL INVESTMENTS (cost $368,978,642) (1)	100.1%	411,672,033
Liabilities in excess of other assets	(0.1)	(300,094)

NET ASSETS	100.0%	$411,371,939

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 97.7%	Shares/ Principal Amount	Value (Note 1)(1)

AUSTRIA — 1.2%
Voestalpine AG	86,436	$7,805,757

BELGIUM — 1.5%
Bekaert NV†	21,225	2,926,493
KBC Groep NV	47,633	6,693,515

		9,620,008

BERMUDA — 1.1%
Great Eagle Holdings, Ltd.†	745,000	3,133,859
Guoco Group, Ltd.	235,500	3,613,466

		6,747,325

BRAZIL — 1.8%
Petroleo Brasileiro SA ADR	67,314	6,437,238
Unibanco — Uniao de Bancos Brasileiros SA GDR	31,000	4,899,240

		11,336,478

CANADA — 3.2%
BCE, Inc.	153,400	6,698,513
National Bank of Canada	104,700	6,057,116
Onex Corp.	76,600	3,222,446
Teck Cominco, Ltd.	81,800	4,096,711

		20,074,786

CHINA — 0.8%
China Petroleum & Chemical Corp.	3,480,000	5,294,170

FINLAND — 1.4%
Nokia Oyj	213,068	8,462,535

FRANCE — 9.0%
AXA SA	255,694	11,480,005
BNP Paribas SA	115,552	12,799,718
Christian Dior SA	32,643	4,454,459
PPR	26,149	5,197,351
Renault SA	49,373	8,327,936
Sodexho Alliance SA	58,893	4,275,888
Total SA	118,547	9,567,300

		56,102,657

GERMANY — 12.3%
Allianz SE	63,596	14,347,210
BASF AG	37,774	5,229,664
Bayerische Motoren Werke AG	102,312	6,865,911
Commerzbank AG	145,300	6,192,505
DaimlerChrysler AG	124,398	13,753,882
E.ON AG	38,052	7,440,182
MTU Aero Engines Holding AG	53,587	3,285,037
Praktiker Bau- und Heimwerkermaerkte AG	113,782	4,135,985
Salzgitter AG	29,882	5,905,614
Tognum AG†(2)	96,680	3,501,907
Wincor Nixdorf AG	59,674	5,945,038

		76,602,935

IRELAND — 0.9%
Allied Irish Banks PLC	216,506	5,450,695

ITALY — 3.6%
Buzzi Unicem SpA†	150,007	4,257,761
Enel SpA	916,755	10,982,684
UniCredito Italiano SpA	826,750	7,109,049

		22,349,494

JAPAN — 17.8%
Daiichi Sankyo Co., Ltd.	147,100	4,184,333
Daito Trust Construction Co., Ltd.	117,800	5,456,569
Denso Corp.	163,200	6,595,148
East Japan Railway Co.†	487	4,009,012
FUJIFILM Holdings Corp.	134,600	6,431,527
Glory, Ltd.†	174,200	5,793,763
Japan Tobacco, Inc.	1,295	7,537,172
JFE Holdings, Inc.	98,400	5,748,211
Lawson, Inc.†	118,600	4,101,191
Matsushita Electric Industrial Co., Ltd.	322,000	6,154,171
Mitsubishi Corp.	251,000	7,803,231
Mitsubishi Electric Corp.	575,000	6,974,337
NSK, Ltd.†	335,000	2,978,593
Ono Pharmaceutical Co., Ltd.†	132,300	6,830,838
Onward Kashiyama Co., Ltd.†	417,000	4,287,562
ORIX Corp.†	23,550	4,792,652
Suzuken Co., Ltd.†	195,300	6,308,814
Suzuki Motor Corp.	180,100	5,885,265
Tokyo Gas Co., Ltd.†	1,122,000	5,014,781
Toshiba Corp.	493,000	4,157,071

		111,044,241

MALAYSIA — 0.8%
Tenaga Nasional Berhad	1,726,000	4,861,560

MEXICO — 0.7%
Telefonos de Mexico SA de CV†	2,333,768	4,213,368

NETHERLANDS — 2.4%
ING Groep NV	159,703	7,208,143
Koninklijke KPN NV	404,731	7,651,911

		14,860,054

NORWAY — 4.0%
DnB NOR ASA	572,800	9,478,150
Orkla ASA	542,400	10,125,817
Statoil ASA	160,727	5,441,944

		25,045,911

PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	613,973	4,558,920

RUSSIA — 0.6%
LUKOIL†	37,900	3,450,832

SINGAPORE — 2.2%
Chartered Semiconductor Manufacturing, Ltd.†	3,977,000	3,166,388
Neptune Orient Lines, Ltd.	988,000	3,569,269
Singapore Airlines, Ltd.	529,200	7,225,682

		13,961,339

SOUTH KOREA — 3.8%
Daegu Bank†	222,680	3,988,639
LG Chemical Co., Ltd.†	26,890	3,360,480
Samsung Corp.†	59,460	5,539,926
Samsung Electronics Co., Ltd.†	10,401	6,457,648
Shinhan Financial Group Co., Ltd.†	62,910	4,101,626

		23,448,319

SPAIN — 2.5%
Banco Santander Central Hispano SA†	726,629	15,882,590

SWEDEN — 3.3%
Boliden AB	300,400	5,320,339
Electrolux AB, Class B	157,100	3,040,225
Investor AB, Class B	221,200	5,486,355
NCC AB†	146,400	3,646,653
Telefonaktiebolaget LM Ericsson, Class B	1,123,800	3,376,088

		20,869,660

SWITZERLAND — 7.0%
Credit Suisse Group	134,731	9,095,979
Nestle SA	29,357	13,570,469
Roche Holding AG	35,871	6,131,869
UBS AG	103,487	5,554,210
Zurich Financial Services AG	31,324	9,465,947

		43,818,474

TAIWAN — 1.1%
Compal Electronics, Inc.†	3,034,095	3,900,863
Greatek Electronics, Inc.†	1,859,760	2,949,601

		6,850,464

UNITED KINGDOM — 14.0%
3i Group PLC	208,115	4,712,001
Anglo American PLC	131,557	9,082,338
Barclays PLC	1,043,494	13,242,216
BP PLC	1,371,813	17,837,428
Cookson Group PLC	190,495	3,322,638
GKN PLC	809,291	6,191,885
HBOS PLC	325,924	5,941,738
HSBC Holdings PLC	345,858	6,852,219
Mecom Group PLC†	1,549,959	2,741,549
Royal Dutch Shell PLC, Class B	96,884	4,224,212
Travis Perkins PLC†	103,098	3,139,030
Vodafone Group PLC	2,572,105	10,145,367

		87,432,621

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $516,219,811)		610,145,193

Short-Term Investment Securities — 1.2%

CORPORATE SHORT-TERM NOTES — 1.2%
Sheffield Receivables 2.94% due 11/07/07	3,750,000	3,746,937
Barton Capital LLC 4.43% due 11/20/07	3,750,000	3,740,302

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,487,240)		7,487,239

Repurchase Agreement — 1.1%

Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 4.76%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $6,499,859 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.75%, due 12/15/10 and having an approximate value of $6,619,685 (cost $6,499,000)	6,499,000	6,499,000

TOTAL INVESTMENTS — (cost $530,206,051) (3)	100.0%	624,131,432
Other assets less liabilities	0.0	304,403

NET ASSETS	100.0%	$624,435,835

†	Non-income producing security

(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at October 31, 2007. At October 31, 2007, the aggregate value of these securities was $574,436,008 representing 92.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Illiquid Security.

(3)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* JPY	819,691,000	USD	7,150,524	11/21/2007	$27,625
* USD	6,109,318	CHF	7,098,600	12/19/2007	38,595
* USD	16,595,812	EUR	11,757,300	12/19/2007	446,507
* USD	44,348,428	GBP	21,979,900	12/19/2007	1,283,045
* USD	2,540,233	SEK	16,469,600	12/19/2007	54,659
NOK	14,830,200	USD	2,777,586	12/19/2007	16,604
USD	36,680,390	AUD	41,415,200	1/16/2008	1,722,105
* USD	29,838,475	CAD	29,778,500	1/16/2008	1,694,419

					$5,283,559

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* USD	4,493,075	JPY	513,329,300	11/21/2007	$(32,378)
* JPY	1,671,458,600	USD	14,237,572	11/21/2007	(286,964)
* CHF	20,936,600	USD	17,579,617	12/19/2007	(553,029)
* EUR	25,525,000	USD	35,129,929	12/19/2007	(1,868,803)
* GBP	6,023,900	USD	12,256,224	12/19/2007	(249,722)
NOK	88,562,600	USD	15,474,490	12/19/2007	(1,013,470)
* SEK	62,449,700	USD	9,167,198	12/19/2007	(672,157)
* CAD	2,541,500	USD	2,666,282	1/16/2008	(24,950)

					(4,701,473)

Net Unrealized Appreciation (Depreciation)					$582,086

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NOK — Norwegian Krone
CAD — Canadian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar

Industry Allocation*
Banks-Commercial	16.8%
Oil Companies-Integrated	8.4
Insurance-Multi-line	6.8
Auto-Cars/Light Trucks	5.6
Food-Misc.	3.8
Electric-Integrated	3.7
Steel-Producers	3.1
Medical-Drugs	2.7
Finance-Investment Banker/Broker	2.3
Diversified Minerals	2.1
Import/Export	2.1
Auto/Truck Parts & Equipment-Original	2.0
Telephone-Integrated	1.9
Wireless Equipment	1.9
Electric Products-Misc.	1.8
Cellular Telecom	1.6
Computers	1.6
Electronic Components-Semiconductors	1.5
Investment Companies	1.3
Airlines	1.2
Corporate Short-Term Notes	1.2
Diversified Financial Services	1.2
Tobacco	1.2
Repurchase Agreements	1.1
Telecom Services	1.1
Audio/Video Products	1.0
Medical-Wholesale Drug Distribution	1.0
Photo Equipment & Supplies	1.0
Metal-Diversified	0.9
Miscellaneous Manufacturing	0.9
Real Estate Management/Services	0.9
Chemicals-Diversified	0.8
Finance-Leasing Companies	0.8
Gas-Distribution	0.8
Retail-Major Department Stores	0.8
Venture Capital	0.8
Apparel Manufacturers	0.7
Building Products-Cement	0.7
Cosmetics & Toiletries	0.7
Food-Catering	0.7
Food-Retail	0.7
Retail-Building Products	0.7
Retail-Convenience Store	0.7
Building-Heavy Construction	0.6
Engines-Internal Combustion	0.6
Transport-Marine	0.6
Transport-Rail	0.6
Aerospace/Defense	0.5
Appliances	0.5
Building Products-Wood	0.5
Diversified Manufacturing Operations	0.5
Investment Management/Advisor Services	0.5
Metal Processors & Fabrication	0.5
Petrochemicals	0.5
Real Estate Operations & Development	0.5
Semiconductors Components-Intergrated Circuits	0.5
Wire & Cable Products	0.5

100.0%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 1.6%
Axa Asia Pacific Holdings, Ltd. (2)	136,604	$1,047,796
BHP Billiton, Ltd. (2)	54,024	2,351,471
Macquarie Bank, Ltd. (2)	10,754	851,314

		4,250,581

AUSTRIA — 0.6%
OMV AG (2)	11,036	828,094
Voestalpine AG (2)	10,271	927,541

		1,755,635

BELGIUM — 0.3%
InBev NV(2)	9,877	933,743

BERMUDA — 1.3%
Accenture Ltd., Class A	20,570	803,258
Arch Capital Group, Ltd.†	13,057	976,272
Bunge, Ltd.	7,658	882,125
Covidien, Ltd.†	18,010	749,216

		3,410,871

BRAZIL — 0.8%
Cia Vale do Rio Doce ADR	28,829	1,086,277
Petroleo Brasileiro SA ADR	11,514	1,101,084

		2,187,361

CANADA — 2.2%
Canadian Imperial Bank of Commerce	9,477	1,023,293
CGI Group, Inc. Class A	82,264	937,025
Husky Energy, Inc.	18,580	866,011
Potash Corp of Saskatchewan	8,898	1,107,717
Research In Motion, Ltd.†	8,837	1,100,295
Toronto-Dominion Bank	11,470	866,336

		5,900,677

CAYMAN ISLANDS — 1.6%
ACE, Ltd.	17,426	1,056,190
Fresh Del Monte Produce, Inc.	19,428	704,848
Garmin, Ltd.	7,256	779,294
Seagate Technology	34,850	970,224
Shimao Property Holdings, Ltd. (2)	254,000	913,169

		4,423,725

DENMARK — 0.7%
Carlsberg A/S (2)	7,001	945,714
Novo-Nordisk A/S (2)	7,522	936,781

		1,882,495

EGYPT — 0.4%
Orascom Construction Industries (2)	4,267	787,828
Orascom Construction Industries GDR	1,280	234,880

		1,022,708

FINLAND — 0.8%
Nokia Oyj (2)	51,289	2,037,073

FRANCE — 5.2%
AXA (2)	23,133	1,038,612
BNP Paribas SA (2)	10,349	1,146,361
Bouygues SA(2)	9,500	915,811
Cie Generale de Geophysique-Veritas†(2)	2,027	664,953
Compagnie de St. Gobain (2)	9,778	1,056,420
Compagnie Generale des Etablissements Michelin, Class B (2)	7,477	1,005,956
France Telecom SA (2)	25,680	949,863
Lafarge SA (2)	6,068	990,852
Nexans SA (2)	4,877	835,935
Renault SA (2)	6,985	1,178,187
Sanofi-Aventis (2)	10,264	903,065
Societe Generale (2)	6,453	1,087,801
Suez SA (Paris) (2)	18,038	1,177,063
Vivendi Universal SA (2)	23,943	1,080,992

		14,031,871

GERMANY — 4.2%
Allianz SE (2)	3,659	825,468
BASF AG (2)	5,796	802,434
Bayer AG (2)	9,853	824,961
Commerzbank AG (2)	19,781	843,041
DaimlerChrysler AG (2)	8,281	915,577
Deutsche Bank AG (2)	5,620	752,917
E.ON AG (2)	5,448	1,065,229
Linde AG (2)	6,666	843,870
Merck KGaA (2)	7,147	896,673
Muenchener Rueckversicherungs-Gesellschaft AG (2)	4,280	823,378
Salzgitter AG (2)	4,480	885,388
ThyssenKrupp AG (2)	11,694	782,394
Volkswagen AG (2)	4,209	1,208,793

		11,470,123

GREECE — 0.7%
National Bank of Greece SA (2)	13,140	917,553
Piraeus Bank SA (2)	24,380	981,604

		1,899,157

HONG KONG — 2.9%
Cheung Kong Holdings, Ltd. (2)	49,000	964,574
China Everbright, Ltd. (2)	178,000	819,667
China Mobile, Ltd. (2)	53,500	1,125,259
Citic Pacific, Ltd. (2)	135,000	852,566
Hang Lung Properties, Ltd. (2)	206,000	1,011,091
Henderson Land Development Co., Ltd. (2)	125,000	1,115,764
Sun Hung Kai Properties, Ltd. (2)	47,000	897,038
Swire Pacific, Ltd., Class A (2)	74,500	1,058,116

		7,844,075

INDIA — 1.2%
ICICI Bank, Ltd. ADR	12,932	897,998
Reliance Capital, Ltd. (2)	22,290	1,206,930
Reliance Industries, Ltd. GDR†*	7,418	1,066,338

		3,171,266

IRELAND — 0.3%
Allied Irish Banks PLC (2)	36,630	920,794

ISRAEL — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	19,852	873,686

ITALY — 1.9%
Eni SpA (2)	29,935	1,093,943
Fiat SpA (2)	27,078	877,927
Intesa Sanpaolo SpA(2)	176,649	1,401,481
Telecom Italia SpA (2)	309,290	800,920
UniCredito Italiano SpA (2)	114,270	982,584

		5,156,855

JAPAN — 7.9%
Aisin Seiki Co., Ltd. (2)	20,800	851,071
Astellas Pharma, Inc. (2)	17,500	773,460
ITOCHU Corp. (2)	66,000	840,272
Japan Tobacco, Inc. (2)	178	1,035,997
JFE Holdings, Inc. (2)	12,500	730,210
Kawasaki Kisen Kaisha, Ltd. (2)	65,000	900,796
Komatsu, Ltd. (2)	27,400	917,901
Makita Corp. (2)	20,500	991,026
Mitsubishi Chemical Holdings Corp. (2)	88,500	729,986
Mitsubishi Corp. (2)	41,300	1,283,958
Mitsui O.S.K. Lines, Ltd. (2)	60,000	990,497
Nikon Corp. (2)	27,000	861,405
Nintendo Co., Ltd. (2)	1,900	1,197,311
Nippon Mining Holdings, Inc. (2)	93,500	880,759
Nippon Steel Corp. (2)	103,000	682,857
Nissan Motor Co., Ltd. (2)	103,100	1,187,909
Olympus Corp. (2)	23,000	961,819
Sapporo Hokuyo Holdings, Inc. (2)	73	750,531
Shin-Etsu Chemical Co., Ltd. (2)	10,400	666,185
Sumitomo Corp. (2)	52,200	909,475
Suzuki Motor Corp. (2)	27,000	882,300
The Yokohama Rubber Co., Ltd. (2)	132,000	983,719
Toyota Motor Corp. (2)	22,000	1,256,804

		21,266,248

LUXEMBOURG — 0.4%
Arcelormittal (2)	13,655	1,104,805

MEXICO — 0.2%
America Movil SAB de CV, Series L ADR	8,099	529,594

NETHERLANDS – 0.7%
ASML Holding NV†(2)	25,618	896,485
ING Groep NV(2)	23,861	1,076,959

		1,973,444

NORWAY — 1.3%
Norsk Hydro ASA (2)	58,850	865,480
Orkla ASA (2)	53,733	1,003,117
Statoil ASA (2)	19,788	669,988
Telenor ASA†(2)	45,092	1,063,749

		3,602,334

PANAMA — 0.4%
McDermott International, Inc.†	18,078	1,103,843

RUSSIA — 0.3%
Mining & Metallurgical Co. Norilsk Nickel ADR	2,865	902,475

SINGAPORE — 0.4%
CapitaLand, Ltd. (2)	182,000	1,024,539

SOUTH KOREA — 0.3%
STX Pan Ocean Co., Ltd. (2)	335,000	867,117

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA (2)	44,228	1,119,046
Banco Santander Central Hispano SA (2)	56,055	1,225,245
Industria de Diseno Textil SA (2)	12,386	925,630
Repsol YPF SA (2)	21,170	840,102
Telefonica SA (2)	59,283	1,962,881

		6,072,904

SWEDEN — 0.5%
Alfa Laval AB (2)	15,209	1,216,792

SWITZERLAND — 3.5%
ABB, Ltd. (2)	40,195	1,215,354
Compagnie Financiere Richemont SA (2)	11,613	830,655
Credit Suisse Group (2)	19,645	1,326,276
Nestle SA (2)	4,490	2,075,533
Roche Holding AG (2)	6,070	1,037,620
Swatch Group AG, Class B (2)	2,896	928,370
UBS AG (Virt-x) (2)	19,395	1,040,941
Zurich Financial Services AG (2)	3,422	1,034,110

		9,488,859

TAIWAN — 0.1%
Hon Hai Precision Industry Co., Ltd. GDR	10,254	154,835

UNITED KINGDOM — 9.1%
3i Group PLC (2)	46,382	1,050,150
Barclays PLC (2)	85,923	1,090,386
BT Group PLC (2)	124,330	845,430
Centrica PLC (2)	122,943	945,328
HBOS PLC (2)	41,070	748,724
HSBC Holdings PLC (2)	142,678	2,826,770
International Power PLC (2)	117,921	1,203,400
Lloyds TSB Group PLC (2)	89,223	1,015,184
Man Group PLC (2)	106,809	1,313,514
Prudential PLC (2)	62,190	1,015,500
Rio Tinto PLC (2)	12,331	1,154,378
Royal Bank of Scotland Group PLC (2)	93,801	1,012,066
Royal Dutch Shell PLC, Class B (2)	79,480	3,465,385
Schroders PLC (2)	31,264	1,004,065
Standard Chartered PLC (2)	36,096	1,406,965
Tesco PLC (2)	121,411	1,235,069
Vedanta Resources PLC (2)	22,083	1,011,668
Vodafone Group PLC (2)	601,400	2,372,152

		24,716,134

UNITED STATES — 44.2%
Aetna, Inc.	15,410	865,580
Alcoa, Inc.	13,566	537,078
Altria Group, Inc.	26,428	1,927,394
Amazon.Com, Inc.†	9,480	845,142
American Electric Power Co., Inc.	16,492	795,079
Anadarko Petroleum Corp.	14,817	874,499
Anixter International, Inc.†	11,195	804,361

Apache Corp.	11,166	1,159,143
Apple, Inc.†	8,899	1,690,365
AT&T, Inc.	62,330	2,604,771
Avnet, Inc.†	13,482	562,469
Bank of America Corp.	42,608	2,057,114
Bristol-Myers Squibb Co.	31,430	942,586
Cameron International Corp.†	8,750	851,900
Chesapeake Energy Corp.	25,279	998,015
Chevron Corp.	14,339	1,312,162
Chubb Corp.	18,397	981,480
CIGNA Corp.	17,376	912,066
Cisco Systems, Inc.†	55,018	1,818,895
Citigroup, Inc.	44,842	1,878,880
ConocoPhillips	14,658	1,245,344
Corning, Inc.	32,000	776,640
CROCS, Inc.†	11,104	830,024
Cummins, Inc.	6,238	748,311
CVS Caremark Corp.	16,420	685,863
Deckers Outdoor Corp.†	4,640	648,626
Deere & Co.	5,917	916,543
Dell, Inc.†	28,810	881,586
Duke Energy Corp.	45,657	875,245
Eastman Kodak Co.	23,650	677,809
EMC Corp.†	51,676	1,312,054
Exxon Mobil Corp.	48,574	4,468,322
Fossil, Inc.†	14,400	540,864
Franklin Resources, Inc.	6,010	779,377
Freeport-McMoRan Copper & Gold, Inc.	10,236	1,204,573
GameStop Corp., Class A†	11,410	675,700
General Electric Co.	83,859	3,451,636
Goodrich Corp.	13,709	954,969
Google, Inc., Class A†	2,498	1,766,086
Guess ?, Inc.	18,513	951,383
Hartford Financial Services Group, Inc.	10,137	983,593
Hess Corp.	12,180	872,210
Hewlett-Packard Co.	33,100	1,710,608
Intel Corp.	59,820	1,609,158
International Business Machines Corp.	22,250	2,583,670
Johnson & Johnson	32,146	2,094,955
Kraft Foods, Inc., Class A	29,317	979,481
L-3 Communications Holdings, Inc.	7,730	847,517
Lockheed Martin Corp.	9,625	1,059,135
Loews Corp.	19,510	957,746
Loews Corp. — Carolina Group	12,716	1,090,779
Marathon Oil Corp.	17,024	1,006,629
MBIA, Inc.	12,311	529,865
McDonald’s Corp.	18,183	1,085,525
Medco Health Solutions, Inc.†	11,162	1,053,470
MEMC Electronic Materials, Inc.†	8,840	647,265
Merck & Co., Inc.	23,894	1,392,064
MetLife, Inc.	15,905	1,095,059
Mettler Toledo International, Inc.†	7,257	771,782
Microsoft Corp.	98,343	3,620,006
Mirant Corp.†	18,660	790,438
Molson Coors Brewing Co., Class B	20,740	1,186,950
Morgan Stanley	12,440	836,714
Mosaic Co.†	13,630	951,374
Murphy Oil Corp.	9,340	687,704
National-Oilwell Varco, Inc.†	13,960	1,022,430
Nationwide Financial Services, Inc., Class A	14,115	757,270
News Corp., Class B	40,294	923,941
NIKE, Inc., Class B	12,790	847,465
Noble Energy, Inc.	8,770	671,256
NVIDIA Corp.†	27,735	981,264
Occidental Petroleum Corp.	14,752	1,018,626
Oceaneering International, Inc.†	8,722	673,949
Oil States International, Inc.†	17,190	742,436
ON Semiconductor Corp.†	39,786	405,817
Oracle Corp.†	47,660	1,056,622
Parker Hannifin Corp.	13,944	1,120,679
Pepsi Bottling Group, Inc.	22,405	965,207
PepsiCo, Inc.	16,120	1,188,366
PG&E Corp.	19,851	971,309
Praxair, Inc.	7,890	674,437
Precision Castparts Corp.	7,357	1,102,152
priceline.com, Inc.†	7,480	696,388
Procter & Gamble Co.	30,435	2,115,841
Prudential Financial, Inc.	11,122	1,075,720
Raytheon Co.	14,741	937,675
Reynolds American, Inc.	13,400	863,362
Safeway, Inc.	23,410	795,940
Schering-Plough Corp.	39,647	1,210,026
Sotheby’s	17,916	970,510
Southern Copper Corp.	8,387	1,171,664
State Street Corp.	10,350	825,620
Terex Corp.†	10,643	789,923
The Coca-Cola Co.	20,289	1,253,049
The Gap, Inc.	43,339	819,107
The Goldman Sachs Group, Inc.	5,052	1,252,492
The Manitowoc Co., Inc.	21,560	1,062,046
The Travelers Cos., Inc.	14,320	747,647
The Walt Disney Co.	28,176	975,735
Thermo Fisher Scientific, Inc.†	17,131	1,007,474
Time Warner, Inc.	45,218	825,681
Tupperware Brands Corp.	22,210	801,781
Union Pacific Corp.	6,391	818,304
Verizon Communications, Inc.	23,372	1,076,748
Woodward Governor Co.	11,720	785,240
Xcel Energy, Inc.	37,950	855,773
Xerox Corp.†	51,484	897,881
Zoran Corp.†	21,340	544,170

		119,552,654

TOTAL COMMON STOCK (cost $205,691,487)		266,749,273

Preferred Stock — 0.4%

GERMANY — 0.4%
Porsche AG (2) (cost $587,260)	436	1,165,347

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $206,278,747)		267,914,620

Short-Term Investment Securities — 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 2.40% due 11/01/07	$2,331,000	$2,331,000
TOTAL INVESTMENTS — (cost $208,609,747)(1)	99.8%	270,245,620
Other assets less liabilities	0.2	465,238

NET ASSETS —	100.0%	$270,710,858

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $1,066,338 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis

(2)	Security was valued using fair value procedures at October 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	8.5%
Oil Companies-Integrated	7.2
Auto-Cars/Light Trucks	3.1
Insurance-Multi-line	3.1
Telephone-Integrated	3.1
Computers	2.9
Medical-Drugs	2.8
Finance-Investment Banker/Broker	2.7
Electric-Integrated	2.5
Real Estate Operations & Development	2.2
Steel-Producers	1.9
Insurance-Life/Health	1.8
Tobacco	1.8
Diversified Manufacturing Operations	1.7
Food-Misc.	1.6
Oil Companies-Exploration & Production	1.6
Cellular Telecom	1.5
Electronic Components-Semiconductors	1.5
Metal-Diversified	1.5
Multimedia	1.4
Applications Software	1.3
Beverages-Non-alcoholic	1.3
Diversified Minerals	1.3
Brewery	1.1
Chemicals-Diversified	1.1
Engineering/R&D Services	1.1
Import/Export	1.1
Insurance-Property/Casualty	1.1
Medical Products	1.1
Networking Products	1.0
Transport-Marine	1.0
Photo Equipment & Supplies	0.9
Time Deposits	0.9
Banks-Super Regional	0.8
Computers-Memory Devices	0.8
Cosmetics & Toiletries	0.8
Diversified Financial Services	0.8
Rubber-Tires	0.8
Wireless Equipment	0.8
Aerospace/Defense	0.7
Building & Construction-Misc.	0.7
Diversified Operations	0.7
Food-Retail	0.7
Investment Management/Advisor Services	0.7
Oil Field Machinery & Equipment	0.7
Web Portals/ISP	0.7
Instruments-Controls	0.6
Machinery-Construction & Mining	0.6
Retail-Apparel/Shoe	0.6
Retail-Jewelry	0.6
Consumer Products-Misc.	0.5
Filtration/Separation Products	0.5
Finance-Other Services	0.5
Footwear & Related Apparel	0.5
Oil-Field Services	0.5
Aerospace/Defense-Equipment	0.4
Agricultural Chemicals	0.4
Auction Houses/Art Dealers	0.4
Building & Construction Products-Misc.	0.4
Building Products-Cement	0.4
Chemicals-Specialty	0.4
Computer Services	0.4
Enterprise Software/Service	0.4
Instruments-Scientific	0.4
Machinery-General Industrial	0.4
Metal Processors & Fabrication	0.4
Metal-Copper	0.4
Petrochemicals	0.4
Pharmacy Services	0.4
Retail-Restaurants	0.4
Telecom Services	0.4
Tools-Hand Held	0.4
Toys	0.4
Venture Capital	0.4
Agricultural Operations	0.3
Apparel Manufacturers	0.3
Athletic Footwear	0.3
Auto/Truck Parts & Equipment-Original	0.3
Banks-Fiduciary	0.3
Consulting Services	0.3
E-Commerce/Products	0.3
E-Commerce/Services	0.3
Electronic Measurement Instruments	0.3
Electronics-Military	0.3
Engines-Internal Combustion	0.3
Food-Wholesale/Distribution	0.3
Gas-Distribution	0.3
Independent Power Producers	0.3
Insurance-Reinsurance	0.3
Machinery-Farming	0.3
Medical-Generic Drugs	0.3
Medical-HMO	0.3
Office Automation & Equipment	0.3
Oil Refining & Marketing	0.3
Retail-Drug Store	0.3
Seismic Data Collection	0.3
Semiconductor Equipment	0.3
Telecom Equipment-Fiber Optics	0.3
Transport-Rail	0.3
Wire & Cable Products	0.3
Electronic Parts Distribution	0.2
Financial Guarantee Insurance	0.2
Industrial Gases	0.2
Metal-Aluminum	0.2
Retail-Computer Equipment	0.2
Electronic Components-Misc.	0.1

99.8%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 85.1%	Shares/ Principal Amount	Value (Note 2)

AUSTRALIA — 3.9%
AGL Energy, Ltd.	9,471	$107,024
Alumina, Ltd.	52,297	328,922
Amcor, Ltd.	40,608	266,653
AMP, Ltd.	27,087	258,558
Ansell, Ltd.	3,411	39,530
APA Group	1,646	6,061
Asciano Group†	7,716	60,752
Australia and New Zealand Banking Group, Ltd.	29,452	831,379
BHP Billiton, Ltd.	138,678	6,036,156
BlueScope Steel, Ltd.	35,864	357,175
Boral, Ltd.	26,902	171,095
Brambles, Ltd.	20,164	268,561
Caltex Australia, Ltd.	18,358	369,722
Coca-Cola Amatil, Ltd.	10,726	102,650
Coles Myer, Ltd.	21,879	330,891
Commonwealth Bank of Australia	24,337	1,404,384
CSL,Ltd.	5,292	179,907
CSR, Ltd.	43,640	139,365
Foster’s Group, Ltd.	41,581	248,270
Insurance Australia Group, Ltd.	34,616	152,264
John Fairfax Holdings, Ltd.	21,036	93,441
Leighton Holdings, Ltd.	4,415	260,046
Lend Lease Corp., Ltd.	8,631	161,856
Macquarie Bank, Ltd.	4,257	336,995
Macquarie Infrastructure Group	47,453	140,827
National Australia Bank, Ltd.	32,344	1,308,837
Newcrest Mining, Ltd.	14,978	455,724
OneSteel, Ltd.	23,737	154,057
Orica, Ltd.	12,911	375,490
Origin Energy, Ltd.	131,532	1,129,035
PaperlinX, Ltd.	19,267	49,926
QBE Insurance Group, Ltd.	14,143	431,355
Rio Tinto, Ltd.	12,689	1,317,898
Santos, Ltd.	96,592	1,279,565
Sonic Healthcare, Ltd.	2,396	38,665
Stockland	775	6,507
Suncorp-Metway, Ltd.	11,162	212,067
Symbion Health, Ltd.	18,338	69,478
TABCORP Holdings, Ltd.	8,263	120,269
Telstra Corp., Ltd.	43,967	192,722
Toll Holdings, Ltd.	7,806	97,608
Transurban Group	15,664	106,766
Wesfarmers, Ltd.	7,837	323,613
Westpac Banking Corp.	34,417	986,617
Woodside Petroleum, Ltd.	54,571	2,668,478
Woolworths, Ltd.	21,341	669,368

		24,646,529

AUSTRIA — 0.7%
Andritz AG	1,816	134,833
Boehler-Uddeholm AG	2,328	247,601
Erste Bank der oesterreichischen Sparkassen AG	4,310	351,780
Flughafen Wien AG	683	81,065
Immofinanz AG†	18,129	216,158
Mayr-Melnhof Karton AG	556	66,410
Meinl European Land, Ltd.†	5,950	83,828
Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,120	272,749
OMV AG	15,335	1,150,673
Raiffeisen International Bank Holding AG	2,822	469,093
Telekom Austria AG	23,410	673,051
Voestalpine AG	4,716	425,887
Wiener Staedtische Versicherung AG	1,224	90,480
Wienerberger AG	3,789	237,167

		4,500,775

BELGIUM — 0.5%
AGFA Gevaert NV	2,068	28,879
Bekaert NV	183	25,232
Belgacom SA	3,728	178,633
Dexia SA	25,685	827,018
Fortis	17,318	555,738
InBev NV	4,911	464,272
KBC Groep NV	3,314	465,692
Solvay SA	1,823	277,724
UCB SA	2,661	156,273
Umicore	776	194,105

		3,173,566

BERMUDA — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	14,000	55,147
China Water Affairs Group, Ltd.	928,393	671,450
Chow Sang Sang Holdings	30,000	41,448
Cosco Pacific, Ltd.	82,000	254,181
Esprit Holdings, Ltd.	23,319	397,154
Frontline, Ltd.	1,900	85,818
Johnson Electric Holdings, Ltd.	38,333	21,514
Kerry Properties, Ltd.	9,126	79,121
Li & Fung, Ltd.	125,831	597,428
NWS Holdings, Ltd.	68,800	268,554
Rexcapital Financial Holdings, Ltd.	470,861	98,376
SeaDrill, Ltd.†	18,400	440,933
Shangri-La Asia, Ltd.	24,265	77,508
Ship Finance International, Ltd. (New York).	148	4,052
Ship Finance International, Ltd. (Oslo)	874	23,125
Yue Yuen Industrial Holdings, Ltd.	14,500	45,084

		3,160,893

BRAZIL — 0.5%
Brasil Telecom Partisipacoes SA	10,529	157,511
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	400	12,872
Companhia De Bebidas Das Americas	1,111	91,158
Companhia Siderurgica Nacional SA	3,861	308,965
Cyrela Brazil Realty SA	22,700	394,805
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,540	35,939
Embratel Participacoes SA†	82,625	38
Empresa Brasileira de Aeronautica SA	15,646	189,038
Gol-Linhas Aereas Inteligentes SA ADR	21,000	574,980
Lojas Renner SA	15,400	382,542
Souza Cruz SA	3,000	84,956
Unibanco — Uniao de Bancos Brasileiros SA GDR	6,250	987,750

		3,220,554

CAYMAN ISLANDS — 0.3%
Agile Property Holdings, Ltd.	153,790	374,684
Chaoda Modern Agriculture	88,000	80,162
China Infrastructure Machinery Holdings, Ltd.	120,000	268,355
China Resources Land., Ltd.	77,000	191,647
Hopewell Highway Infrastructure, Ltd.	184,000	173,294
Hutchison Telecommunications International, Ltd.	34,000	48,436
Kingboard Chemical Holdings, Ltd.	13,000	85,833
Li Ning Co., Ltd.	50,000	189,971
New World China Land, Ltd.	143,400	168,520
Prime Success International Group, Ltd.	170,000	127,613

		1,708,515

CHINA — 1.6%
Air China, Ltd.	111,000	172,913
Aluminum Corp of China, Ltd.	114,000	331,248
Angang Steel Co., Ltd.	6,000	22,448
Anhui Conch Cement Co., Ltd.	2,000	20,190
Anhui Expressway Co.	197,887	162,743
Bank of China, Ltd.	594,000	399,090
Bank of Communications Co., Ltd.	391,000	726,515
China Communications Construction Co., Ltd.	171,000	543,806
China Construction Bank	1,232,767	1,402,556
China Life Insurance Co., Ltd.	195,000	1,316,338
China Petroleum & Chemical Corp.	454,000	690,676
China Shenhua Energy Co., Ltd.	92,500	608,629
China Shipping Development Co., Ltd.	45,942	157,643
China Telecom Corp., Ltd.	432,000	382,633
COSCO Holdings	99,625	449,338
Datang International Power Generation Co., Ltd.	102,000	119,117
Dongfeng Motor Group Co., Ltd.	69,161	63,679
Guangzhou R&F Properties Co., Ltd.	28,200	148,686
Huaneng Power International, Inc.	114,000	136,703
Jiangxi Copper Co., Ltd.	39,000	140,448
PetroChina Co., Ltd.	430,000	1,115,842
Ping An Insurance Group Co. of China Ltd.	35,500	496,233
Shanghai Electric Group Co., Ltd.	22,000	22,064
Sinopec Shanghai Petrochemical Co., Ltd.	16,000	13,417
Yanzhou Coal Mining Co., Ltd.	60,000	130,589
Zhejiang Expressway Co., Ltd.	16,000	23,118
Zijin Mining Group Co., Ltd.	107,000	191,802

		9,988,464

COLOMBIA — 0.1%
BanColombia SA ADR	8,400	308,700

CYPRUS — 0.1%
Bank of Cyprus Public Co., Ltd.	13,000	254,803
ProSafe ASA	8,960	159,916

		414,719

DENMARK — 0.4%
Danske Bank A/S	23,370	1,033,419
DSV A/S	8,000	213,292
GN Store Nord A/S†	9,400	100,467
Novo-Nordisk A/S	6,750	840,637
Novozymes A/S	1,428	155,924
Vestas Wind Systems A/S†	4,900	441,367

		2,785,106

FINLAND — 1.2%
Cargotec Corp., Class B	1,366	84,723
Fortum Oyj	8,420	365,964
Kesko Oyj, Class B	6,336	380,378
Kone Oyj, Class B	2,732	227,683
Metso Corp.	7,573	464,227
Neste Oil Oyj	3,953	142,266
Nokia Oyj	103,340	4,104,410
Outokumpu Oyj	8,315	311,869
Rautaruukki Oyj	3,157	181,896
Sampo Oyj, Class A	9,342	293,702
Stora Enso Oyj, Class R	20,846	383,766
TietoEnator Oyj	5,549	136,562
UPM-Kymmene Oyj	18,145	407,351
Uponor Oyj	1,067	28,013
Wartsila Corp., Class B	1,696	139,012

		7,651,822

FRANCE — 6.4%
Accor SA	8,228	787,917
Air Liquide	6,976	963,213
Alcatel SA	53,990	522,929
Alstom	7,022	1,672,519
Arkema	1,530	104,420
Atos Origin SA†	413	25,181
AXA SA	59,636	2,677,504
BNP Paribas SA	38,716	4,288,579
Bouygues SA	9,358	902,122
Business Objects SA†	1,235	73,975
Cap Gemini SA	2,957	189,338
Carrefour SA	6,477	467,551
Casino Guichard-Perrachon SA	316	35,376
CNP Assurances	2,010	256,749
Compagnie de St. Gobain	8,494	917,696
Compagnie Generale des Etablissements Michelin, Class B	2,309	310,653
Credit Agricole SA	16,663	661,069
Dassault Systemes SA	1,145	71,058
Essilor International SA	1,508	96,484
France Telecom SA	49,345	1,825,195
Gecina SA	1,217	208,640
Groupe Danone	7,876	676,557
Hermes International	1,907	251,451
Imerys SA	1,106	107,728
Klepierre	3,078	167,555
L’Oreal SA	2,385	313,910
Lafarge SA	7,867	1,284,613
Lagardere SCA	3,012	255,228
LVMH Moet Henessy Louis Vuitton SA	10,768	1,390,472
Neopost SA	1,524	177,072
Peugeot SA	2,629	244,465
PPR	1,345	267,331

Publicis Groupe	2,001	81,513
Renault SA	2,706	456,432
Safran SA	1,739	44,231
Sanofi-Aventis	25,579	2,250,537
Schneider Electric SA	5,897	814,734
Societe BIC SA	620	48,252
Societe Generale	15,133	2,551,013
Societe Television Francaise 1	2,466	68,445
Sodexho Alliance SA	4,236	307,552
Suez SA	15,506	1,011,838
Suez SA (Brussels)†	1,896	123,709
Technip SA	3,602	324,078
Thales SA	3,391	211,832
Thomson	5,184	90,693
Total SA	84,353	6,807,683
Unibail	1,470	366,845
Unibail-Rodamco	1,096	272,301
Valeo SA	1,692	92,907
Veolia Environnement	7,343	657,162
Vinci SA	7,776	640,206
Vivendi Universal SA	18,823	849,831
Zodiac SA	301	20,905

		40,287,249

GERMANY — 9.0%
Adidas AG	14,819	991,319
Allianz SE	18,312	4,131,173
Altana AG	3,471	84,293
Arcandor AG†	4,467	143,733
BASF AG	25,885	3,583,678
Bayer AG	22,043	1,845,592
Beiersdorf AG	2,877	228,577
Celesio AG	4,432	251,463
Commerzbank AG	34,040	1,450,742
Continental AG	7,267	1,100,949
DaimlerChrysler AG	45,444	5,024,449
Deutsche Bank AG	9,327	1,249,547
Deutsche Boerse AG	6,501	1,031,559
Deutsche Lufthansa AG	12,746	377,051
Deutsche Post AG	40,047	1,215,699
Deutsche Postbank AG	3,054	223,836
Deutsche Telekom AG	173,163	3,555,503
E.ON AG	34,545	6,754,470
Fresenius Medical Care AG	10,755	568,952
Heidelberger Druckmaschinen AG	2,950	120,985
Hochtief AG	3,129	434,974
Hypo Real Estate Holding AG	12,092	722,232
Infineon Technologies AG†	28,800	424,027
Linde AG	3,777	478,143
MAN AG	8,717	1,565,775
Merck KGaA	2,377	298,222
Metro AG	7,995	725,809
Muenchener Rueckversicherungs-Gesellschaft AG	9,276	1,784,499
Puma AG Rudolf Dassler Sport	656	281,890
RWE AG	23,123	3,162,689
SAP AG	49,600	2,690,379
Siemens AG	44,933	6,122,127
Suedzucker AG	4,154	94,462
ThyssenKrupp AG	20,381	1,363,603
TUI AG†	12,792	379,188
Volkswagen AG	8,785	2,522,986

		56,984,575

GREECE — 0.6%
Alpha Bank A.E	19,273	714,579
EFG Eurobank Ergasias	12,400	484,013
National Bank of Greece SA	21,405	1,494,690
OPAP SA	6,300	257,574
Piraeus Bank SA	18,900	760,965
Titan Cement Co. SA	2,000	97,646

		3,809,467

HONG KONG — 1.6%
Bank of East Asia, Ltd.	38,876	262,618
BOC Hong Kong Holdings, Ltd.	89,000	255,013
Cathay Pacific Airways, Ltd.	26,000	77,817
Cheung Kong Holdings, Ltd.	37,000	728,352
China Mobile, Ltd.	105,000	2,208,452
China Resources Enterprise	54,000	237,582
China Travel International Investment Hong Kong, Ltd.	406,000	325,203
CLP Holdings, Ltd.	41,707	283,164
Guangdong Investment, Ltd.	780,000	535,131
Hang Lung Properties, Ltd.	124,000	608,618
Hang Seng Bank, Ltd.	17,300	358,162
Henderson Land Development Co., Ltd.	18,000	160,670
Hong Kong & China Gas Co., Ltd.	100,949	271,589
Hong Kong Exchanges & Clearing, Ltd.	25,500	850,273
HongKong Electric Holdings, Ltd.	33,500	172,698
Hopewell Holdings, Ltd.	16,000	82,803
Hutchison Whampoa, Ltd.	50,544	637,317
Hysan Development Co., Ltd.	16,534	49,751
Link REIT	41,320	93,485
MTR Corp., Ltd.	35,293	122,177
New World Development Co., Ltd.	57,877	207,600
PCCW, Ltd.	91,172	58,691
Sino Land Co., Ltd.	29,681	93,061
Sun Hung Kai Properties, Ltd.	47,500	906,581
Swire Pacific, Ltd., Class A	22,000	312,464
Techtronic Industries Co., Ltd.	22,500	24,304
Television Broadcasts, Ltd.	7,000	45,351
Wharf Holdings, Ltd.	29,776	180,651

		10,149,578

INDIA — 1.9%
ABB, Ltd.	3,060	123,636
ACC, Ltd.	1,163	32,183
Bajaj Auto, Ltd.	1,228	77,895
Bharat Forge, Ltd.	3,914	37,910
Bharat Heavy Electricals, Ltd.	18,329	1,226,410
Bharti Airtel, Ltd.†	31,459	824,611
Cipla, Ltd.	7,274	33,270
Dish TV India, Ltd.	2,185	3,377
Dr Reddy’s Laboratories, Ltd.	4,004	63,707
GAIL India, Ltd.	10,196	107,558

GlaxoSmithKline Pharmaceuticals, Ltd.	697	19,675
Glenmark Pharmaceuticals, Ltd.	4,832	60,366
Grasim Industries, Ltd.	1,473	139,965
Gujarat Ambuja Cements, Ltd.	19,900	73,721
HDFC Bank, Ltd.	11,296	485,808
Hero Honda Motors, Ltd.	3,267	60,560
Hindalco Industries, Ltd.	21,400	108,759
Hindustan Lever, Ltd.	32,362	171,175
Housing Development Finance Corp., Ltd.	7,201	509,640
I-Flex Solutions, Ltd.	715	29,412
ICICI Bank, Ltd.	24,598	800,545
ICICI Bank, Ltd. ADR	2,900	201,376
Infosys Technologies, Ltd.	15,520	734,064
ITC, Ltd.	43,000	195,667
IVRCL Infrastructures & Projects, Ltd.	39,600	517,704
Larsen & Toubro, Ltd.	4,066	447,870
Mahanagar Telephone Nigam	7,473	34,347
Mahindra & Mahindra, Ltd.	4,078	78,957
Maruti Suzuki India, Ltd.	2,764	76,548
Oil & Natural Gas Corp., Ltd.	9,542	307,223
Ranbaxy Laboratories, Ltd.	5,906	64,567
Reliance Communications, Ltd.	50,300	1,001,347
Reliance Energy, Ltd.	2,386	114,712
Reliance Industries, Ltd.	18,080	1,283,844
Satyam Computer Services, Ltd.	18,223	222,473
Sun Pharma Advanced Research Co., Ltd.	871	1,948
Sun Pharmaceuticals Industries, Ltd.	1,863	50,422
Tata Consultancy Services, Ltd.	5,042	134,473
Tata Motors, Ltd.	7,587	146,966
Tata Steel, Ltd.	5,281	125,288
Unitech, Ltd.	91,506	896,427
UTI Bank, Ltd.	4,500	106,697
Wipro, Ltd.	7,872	102,570
Wire and Wireless India, Ltd.	1,900	1,814
Zee News, Ltd.	1,718	2,726
Zee Telefilms, Ltd.	8,130	68,774

		11,908,987

INDONESIA — 0.6%
PT Bumi Resources	988,500	529,230
PT Astra International	136,500	387,639
PT Bank Central Asia	1,051,000	851,528
PT Bank Mandiri	447,500	188,056
PT Bank Rakyat Indonesia	280,500	241,437
PT Telekomunikasi Indonesia	676,000	815,475
PT United Tractors	709,500	866,887

		3,880,252

ITALY — 0.9%
Alleanza Assicurazioni SpA	313	4,245
Assicurazione Generali SpA	29,901	1,424,467
Atlantia SpA	579	22,755
Autogrill SpA	277	5,544
Banca Intesa SpA	429	3,259
Banca Monte dei Paschi di Siena SpA	439	2,810
Banca Popolare di Milano Scarl	129	2,030
Banco Popolare Scarl†	465	11,197
Benetton Group SpA	159	2,940
Bulgari SpA	13,110	205,532
Enel SpA	1,444	17,299
Eni SpA	10,310	376,768
Fiat SpA	479	15,530
Finmeccanica SpA	542	16,173
Intesa Sanpaolo SpA	141,137	1,119,739
Italcementi SpA	115	2,649
Luxottica Group SpA	206	7,241
Mediaset SpA	513	5,320
Mediobanca SpA	2,503	59,470
Mediolanum SpA	165	1,228
Pirelli & C. SpA†	4,284	5,489
Seat Pagine Gialle SpA	2,428	1,412
Snam Rete Gas SpA	211	1,366
Telecom Italia SpA	17,373	54,557
Telecom Italia SpA (Milan)	9,947	25,758
Tiscali SpA	215	779
UniCredito Italiano SpA	227,571	1,956,835
Unione di Banche Italiane Scpa	9,462	263,178

		5,615,570

JAPAN — 17.3%
ACOM Co., Ltd.	930	22,213
Advantest Corp.	9,000	258,659
Aeon Co., Ltd.	17,300	271,139
Aeon Credit Service Co., Ltd.	1,300	19,984
AIFUL Corp.	850	20,058
Ajinomoto Co., Inc.	27,000	303,318
Alps Electric Co., Ltd.	7,000	87,541
Amada Co., Ltd.	13,000	131,772
Asahi Breweries, Ltd.	7,300	120,723
Asahi Glass Co., Ltd.	53,200	731,212
Asahi Kasei Corp.	49,000	372,687
Asatsu-DK, Inc.	1,100	36,745
Astellas Pharma, Inc.	19,701	870,740
Bank of Kyoto, Ltd.	15,000	191,166
Benesse Corp.	2,200	82,025
Bridgestone Corp.	40,100	886,559
Canon, Inc.	40,600	2,051,436
Casio Computer Co., Ltd.	15,400	144,872
Central Japan Railway Co.	71	734,011
Chiyoda Corp.	9,000	166,712
Chubu Electric Power Co., Inc.	20,000	512,170
Chugai Pharmaceutical Co., Ltd.	10,405	180,087
Chuo Mitsui Trust Holdings, Inc.	27,518	219,791
Citizen Watch Co., Ltd.	14,000	150,867
Coca-Cola West Japan Co., Ltd.	600	13,894
COMSYS Holdings Corp.	8,000	78,235
Credit Saison Co., Ltd.	2,200	69,789
CSK Holdings Corp.	2,900	113,840
Dai Nippon Printing Co., Ltd.	18,400	266,852
Daicel Chemical Industries, Ltd.	8,000	59,152
Daiichi Sankyo Co., Ltd.	26,800	762,339
Daikin Industries, Ltd.	13,200	662,786
Dainippon Ink and Chemicals, Inc.	26,000	124,382
Daito Trust Construction Co., Ltd.	6,700	310,348
Daiwa House Industry Co., Ltd.	36,400	518,405

Daiwa Securities Group, Inc.	71,000	683,875
Denki Kagaku Kogyo Kabushiki Kaisha	16,000	93,960
Denso Corp.	28,709	1,160,172
Dowa Mining Co., Ltd.	23,000	267,954
East Japan Railway Co.	166	1,366,522
Ebara Corp.	15,600	73,396
Eisai Co., Ltd.	9,100	381,711
FamilyMart Co., Ltd.	2,400	69,997
Fanuc, Ltd.	8,100	886,577
Fast Retailing Co., Ltd.	4,000	229,902
Fuji Electric Holdings Co., Ltd.	7,000	26,482
Fuji Soft ABC, Inc.	1,700	33,686
Fuji Television Network, Inc.	18	36,292
FUJIFILM Holdings Corp.	19,300	922,203
Fujikura, Ltd.	10,000	64,288
Fujitsu, Ltd.	73,400	578,648
Fukuoka Financial Group, Inc.†	28,000	179,990
Furukawa Electric Co., Ltd.	25,600	122,734
H20 Retailing Corp.	4,000	33,311
Hirose Electric Co., Ltd.	1,200	143,490
Hitachi Construction Machinery Co., Ltd.	1,400	57,169
Hitachi, Ltd.	132,800	901,096
Hokkaido Electric Power Co., Inc.	1,000	21,541
Hokuhoku Financial Group, Inc.	58,000	178,821
Honda Motor Co., Ltd.	67,704	2,537,108
Hoya Corp.	16,300	592,413
Ibiden Co., Ltd.	4,800	407,894
IHI Corp.	44,000	105,166
Index Corp.	47	19,658
Inpex Holdings, Inc.	20	216,680
Isetan Co., Ltd.	6,600	89,022
Ito En, Ltd.	900	18,978
ITOCHU Corp.	71,000	903,929
ITOCHU Techno-Solutions Corp.	1,500	53,320
J Front Retailing Co., Ltd.	14,500	130,087
Japan Airlines Corp.†	37,000	83,210
Japan Real Estate Investment Corp.	25	308,918
Japan Retail Fund Investment Corp.	23	170,265
Japan Tobacco, Inc.	192	1,117,480
JFE Holdings, Inc.	16,600	969,719
JGC Corp.	12,000	240,521
JS Group Corp.	10,600	171,266
JSR Corp.	5,900	152,698
JTEKT Corp.	1,000	19,088
Kajima Corp.	55,800	197,463
Kamigumi Co., Ltd.	1,000	8,129
Kaneka Corp.	9,000	79,766
Kao Corp.	27,800	797,420
Kawasaki Heavy Industries, Ltd.	45,000	163,769
Kawasaki Kisen Kaisha, Ltd.	3,000	41,575
Keihin Electric Express Railway Co., Ltd.	19,000	116,338
Keio Corp.	8,000	48,662
Keyence Corp.	1,500	345,417
Kikkoman Corp.	5,000	63,446
Kinden Corp.	1,000	8,870
Kintetsu Corp.	75,500	229,388
Kirin Brewery Co., Ltd.	19,800	276,727
Kobe Steel, Ltd.	83,000	297,939
Kokuyo Co., Ltd.	2,000	17,609
Komatsu, Ltd.	47,000	1,574,501
Konami Corp.	4,100	121,341
Konica Minolta Holdings, Inc.	18,500	326,220
Kubota Corp.	64,000	538,162
Kuraray Co., Ltd.	13,500	175,189
Kurita Water Industries, Ltd.	10,300	342,264
Kyocera Corp.	6,400	541,961
Kyowa Hakko Kogyo Co., Ltd.	12,016	131,227
Kyushu Electric Power Co., Inc.	10,100	245,926
Lawson, Inc.	2,200	76,076
Leopalace21 Corp.	5,300	170,169
Mabuchi Motor Co., Ltd.	1,000	67,349
Marubeni Corp.	69,200	592,325
Marui Co., Ltd.	17,200	178,486
Matsui Securities Co., Ltd.	7,200	57,068
Matsushita Electric Industrial Co., Ltd.	89,000	1,700,998
Matsushita Electric Works, Ltd.	14,000	154,533
Meiji Dairies Corp.	8,000	42,312
Meiji Seika Kaisha, Ltd.	10,000	44,049
Meitec Corp.	1,000	29,416
Millea Holdings, Inc.†	32,171	1,267,103
Minebea Co., Ltd.	16,000	110,771
Mitsubishi Chemical Holdings Corp.	37,000	305,192
Mitsubishi Corp.	63,100	1,961,689
Mitsubishi Electric Corp.	90,800	1,101,339
Mitsubishi Estate Co., Ltd.	51,000	1,523,862
Mitsubishi Heavy Industries, Ltd.	154,400	900,910
Mitsubishi Logistics Corp.	3,000	43,312
Mitsubishi Materials Corp.	81,000	474,676
Mitsubishi Rayon Co., Ltd.	19,000	107,562
Mitsubishi UFJ Financial Group, Inc.	353,320	3,519,591
Mitsui & Co., Ltd.	75,600	1,965,364
Mitsui Chemicals, Inc.	21,000	196,583
Mitsui Fudosan Co., Ltd.	37,000	1,021,546
Mitsui Mining & Smelting Co., Ltd.	45,000	190,575
Mitsui O.S.K. Lines, Ltd.	5,000	82,541
Mitsui Sumitomo Insurance Co., Ltd.	52,000	592,988
Mitsukoshi, Ltd.	16,000	74,202
Mizuho Financial Group, Inc.	412	2,315,457
Murata Manufacturing Co., Ltd.	8,000	484,863
NamCo Bandai Holdings, Inc.	3,000	46,065
NEC Corp.	79,800	396,643
NEC Electronics Corp.†	2,000	54,746
Net One Systems Co., Ltd.	33	40,178
NGK Insulators, Ltd.	17,400	615,315
NGK Spark Plug Co., Ltd.	9,000	150,855
Nidec Corp.	4,200	316,257
Nikon Corp.	12,000	382,847
Nintendo Co., Ltd.	3,000	1,890,490
Nippon Building Fund, Inc.	31	449,457
Nippon Electric Glass Co., Ltd.	13,000	220,277
Nippon Express Co., Ltd.	40,400	202,090
Nippon Meat Packers, Inc.	12,400	125,136
Nippon Mining Holdings, Inc.	20,500	193,108
Nippon Oil Corp.	67,200	596,315
Nippon Paper Group, Inc.	30	90,067

Nippon Sheet Glass Co., Ltd.	17,000	103,147
Nippon Steel Corp.	217,000	1,438,640
Nippon Telegraph and Telephone Corp.	121	554,454
Nippon Yusen Kabushiki Kaisha	49,000	505,570
Nishi-Nippon City Bank, Ltd.	27,000	80,004
Nishimatsu Construction Co., Ltd.	1,000	3,072
Nissan Chemical Industries, Ltd.	7,000	96,361
Nissan Motor Co., Ltd.	100,800	1,161,408
Nisshin Seifun Group, Inc.	7,000	63,248
Nisshinbo Industries, Inc.	2,000	27,244
Nissin Food Products Co., Ltd.	3,000	94,180
Nitto Denko Corp.	9,200	448,754
Nomura Holdings, Inc.	102,800	1,831,559
Nomura Research Institute, Ltd.	5,100	179,402
NSK, Ltd.	30,000	266,740
NTN Corp.	22,000	209,189
NTT Data Corp.	59	267,923
NTT DoCoMo, Inc.	165	239,127
Obayashi Corp.	38,000	191,286
Obic Co, Ltd.	350	70,201
OJI Paper Co., Ltd.	43,800	200,399
Oki Electric Industry Co., Ltd.†	22,000	37,366
Okumura Corp.	10,000	52,856
Olympus Corp.	5,000	209,091
Omron Corp.	8,800	215,442
Onward Kashiyama Co., Ltd.	6,000	61,692
ORACLE Corp.	1,600	73,353
Oriental Land Co., Ltd.	2,900	172,088
Osaka Gas Co., Ltd.	97,200	377,850
Pioneer Corp.	6,751	75,103
Promise Co., Ltd.	1,200	36,023
Resona Holdings, Inc.	200	354,657
Ricoh Co., Ltd.	25,000	492,859
Rohm Co., Ltd.	6,400	559,378
Sanken Electric Co., Ltd.	7,000	39,789
Sanyo Electric Co., Ltd.†	70,000	115,445
Sapporo Holdings, Ltd.	4,000	30,046
SBI E*Trade Securities Co., Ltd.	94	100,578
Secom Co., Ltd.	5,900	302,812
Seiko Epson Corp.	4,800	114,205
Sekisui Chemical Co., Ltd.	20,000	136,580
Sekisui House, Ltd.	42,400	542,062
Seven & I Holdings Co., Ltd.	32,000	823,876
Sharp Corp.	37,800	595,111
Shimachu Co., Ltd.	2,400	68,725
Shimamura Co., Ltd.	900	87,491
Shimano, Inc.	4,600	167,701
Shimizu Corp.	40,000	208,753
Shin-Etsu Chemical Co., Ltd.	17,148	1,098,437
Shinko Securities Co., Ltd.	25,000	128,244
Shinsei Bank, Ltd.	50,000	161,547
Shionogi & Co., Ltd.	10,000	170,534
Shiseido Co., Ltd.	14,600	351,947
Showa Denko K.K	26,000	101,385
Showa Shell Sekiyu K.K	8,400	99,171
SMC Corp.	2,800	375,066
Softbank Corp.	39,800	927,901
Sompo Japan Insurance, Inc.	38,000	443,551
Sony Corp.	31,347	1,548,736
Stanley Electric Co., Ltd.	2,800	62,150
Sumitomo Bakelite Co., Ltd.	6,000	36,664
Sumitomo Chemical Co., Ltd.	54,400	482,472
Sumitomo Corp.	47,000	818,876
Sumitomo Electric Industries, Ltd.	28,700	462,125
Sumitomo Heavy Industries, Ltd.	19,000	251,224
Sumitomo Metal Industries, Ltd.	129,000	635,661
Sumitomo Metal Mining Co., Ltd.	42,400	943,938
Sumitomo Mitsui Financial Group, Inc.	255	2,080,765
Sumitomo Realty & Development Co., Ltd.	17,000	598,235
T&D Holdings, Inc.	10,000	600,118
Taiheiyo Cement Corp.	26,000	81,549
Taisei Corp.	54,000	162,203
Taisho Pharmaceutical Co., Ltd.	6,412	123,321
Taiyo Yuden Co., Ltd.	4,000	66,297
Takara Holdings, Inc.	2,000	11,731
Takashimaya Co., Ltd.	16,000	194,104
Takeda Pharmaceutical Co., Ltd.	32,601	2,034,841
Takefuji Corp.	1,490	38,077
TDK Corp.	4,900	402,511
Teijin, Ltd.	35,800	172,507
Terumo Corp.	8,200	399,443
The 77 Bank, Ltd.	17,000	114,810
The Bank of Yokohama, Ltd.	60,000	423,494
The Chiba Bank, Ltd.	35,000	280,208
The Joyo Bank, Ltd.	39,000	241,087
The Kansai Electric Power Co., Inc.	33,700	758,486
The Shizuoka Bank, Ltd.	31,000	324,264
The Sumitomo Trust & Banking Co., Ltd.	62,000	460,432
THK Co., Ltd.	1,700	37,389
TIS, Inc.	1,602	28,168
Tobu Railway Co., Ltd.	40,200	189,471
Toho Co., Ltd.	3,000	59,900
Tohoku Electric Power Co., Inc.	19,600	413,539
Tokyo Broadcasting System, Inc.	3,800	101,333
Tokyo Electric Power Co., Inc.	49,100	1,245,634
Tokyo Electron, Ltd.	9,700	567,760
Tokyo Gas Co., Ltd.	103,400	462,146
Tokyo Tatemono Co., Ltd.	12,000	153,901
Tokyu Corp.	46,000	298,622
TonenGeneral Sekiyu K.K	14,000	141,287
Toppan Printing Co., Ltd.	17,200	167,842
Toray Industries, Inc.	48,100	370,688
Toshiba Corp.	136,000	1,146,778
Tosoh Corp.	19,000	121,117
Toto, Ltd.	22,200	160,646
Toyo Seikan Kaisha, Ltd.	7,900	142,946
Toyobo Co., Ltd.	3,000	7,050
Toyoda Gosei Co., Ltd.	600	21,520
Toyota Industries Corp.	3,950	168,724
Toyota Motor Corp.	109,600	6,261,172
Trend Micro, Inc.	4,500	201,277
Uni-Charm Corp.	1,500	89,336
Uniden Corp.	3,000	20,588
UNY Co., Ltd.	5,000	43,211

Ushio, Inc.	2,000	41,135
USS Co, Ltd.	1,000	65,363
Wacoal Corp.	3,000	36,460
West Japan Railway Co.	18	89,981
Yahoo! Japan Corp.	708	314,088
Yakult Honsha Co., Ltd.	4,000	92,597
Yamada Denki Co., Ltd.	4,530	466,263
Yamaha Corp.	4,700	109,414
Yamaha Motor Co., Ltd.	1,800	51,236
Yamato Transport Co., Ltd.	12,000	176,116
Yamazaki Baking Co., Ltd.	4,000	34,989
Yokogawa Electric Corp.	8,500	107,236

		109,137,683

LUXEMBOURG — 0.3%
Acergy SA	10,300	298,149
Arcelormittal Steel	17,913	1,449,539

		1,747,688

MALAYSIA — 0.1%
IJM Corp BHD	162,600	431,435

MEXICO — 1.2%
Alfa SA, Class A	12,000	79,906
America Movil SA de CV	902,200	2,859,963
Cemex SA de CV	211,055	641,330
Coca-Cola Femsa SA de CV, Series L	4,000	18,570
Corporacion GEO SA de CV, Series B†	61,300	226,458
Desarrolladora Homex SAB de CV ADR†	4,500	254,295
Fomento Economico Mexicano SAB de CV	69,000	242,155
Grupo Carso SA de CV	26,000	113,388
Grupo Financiero Banorte SA de CV	167,400	758,304
Grupo Mexico SA de CV, Class B	38,000	345,341
Grupo Modelo SA de CV, Series C	20,000	93,318
Grupo Televisa SA	75,000	367,175
Kimberly-Clark de Mexico SA de CV, Class A	18,000	76,980
Telefonos de Mexico SA de CV†	430,000	776,319
Urbi, Desarrollos Urbanos, SA de CV†	30,500	118,424
Wal-Mart de Mexico SAB de CV, Series V	217,854	884,697

		7,856,623

NETHERLANDS — 2.1%
Aegon NV	63,714	1,321,016
Akzo Nobel NV	7,932	639,867
ASML Holding NV†	16,465	576,182
Corio NV	2,102	184,806
European Aeronautic Defense and Space Co.	7,939	270,454
Fugro NV	1,338	117,621
Hagemeyer NV	2,229	15,202
Heineken NV	17,551	1,230,734
ING Groep NV	37,416	1,688,759
James Hardie Industries NV	21,511	131,012
Koninklijke DSM DV	4,419	251,227
Koninklijke KPN NV	58,643	1,108,714
Koninklijke Philips Electronics NV	27,193	1,129,039
Oce NV	3,792	76,383
Qiagen NV†	7,643	180,543
Reed Elsevier NV	12,657	245,664
Royal Numico NV	6,655	526,129
SBM Offshore NV	3,210	123,808
STMicroelectronics NV	26,278	451,258
TNT NV	28,166	1,158,014
Unilever NV	47,848	1,558,428
Wereldhave NV	856	102,008
Wolters Kluwer NV	7,038	221,359

		13,308,227

NORWAY — 1.5%
Aker Kvaerner ASA	14,640	513,429
DNB NOR ASA	16,798	277,957
Norsk Hydro ASA	44,985	661,574
Norske Skogindustrier ASA	10,100	111,503
Ocean RIG ASA†	4,400	35,138
Orkla ASA	49,760	928,947
Renewable Energy Corp. AS†	7,400	379,756
Statoil ASA	145,186	4,915,753
Tandberg ASA	11,200	286,762
Telenor ASA†	41,100	969,575
TGS Nopec Geophysical Co. ASA†	10,100	169,494
Yara International ASA	10,867	423,067

		9,672,955

PHILIPPINES — 0.5%
Ayala Corp.	26,340	379,862
Ayala Land, Inc.	535,145	186,287
Banco de Oro Universal Bank	161,733	234,993
Bank of the Philippine Islands	229,690	347,251
Globe Telecom, Inc.	5,450	212,976
Manila Electric Co.	92,400	177,318
Megaworld Corp.	1,822,000	188,622
Metropolitan Bank & Trust	80,000	115,791
Philippine Long Distance Telephone Co.	10,140	695,985
PNOC Energy Development Corp.	1,235,474	216,845
SM Investments Corp.	29,700	260,919
SM Prime Holdings, Inc.	749,000	209,167

		3,226,016

POLAND — 0.6%
Agora SA	2,900	64,823
Bank BPH	700	275,521
Bank Pekao SA	9,956	1,064,886
Bank Zachodni WBK SA	2,000	222,512
Grupa Kety SA	100	7,595
Kghm Polska Miedz SA	10,000	542,144
Polski Koncern Naftowy SA	23,500	543,915
Powszechna Kasa Oszczednosci Bank Polski SA.	29,400	655,191
Prokom Software SA	900	52,084
Telekomunikacja Polska SA	54,400	516,313

		3,944,984

PORTUGAL — 0.1%
Banco Comercial Portugues SA	57,529	279,542
Brisa-Auto Estradas de Portugal SA	13,263	188,574
Energias de Portugal SA	14,706	94,781
Portugal Telecom SGPS SA	22,387	300,678
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	4,788	65,184

		928,759

RUSSIA — 1.6%
	6,100	251,564
LUKOIL ADR	15,016	1,372,463
Mining & Metallurgical Co. Norilsk Nickel ADR	5,711	1,798,965
Mobile Telesystems OJSC ADR	8,200	680,600
OAO Gazprom ADR	17,709	881,908
OAO Gazprom ADR (London)	30,403	1,519,508
OAO Vimpel-Communications ADR	21,500	711,005
Polyus Gold Co. ADR	4,900	221,725
Sberbank GDR	593	290,570
Severstal GDR	11,900	283,220
Surgutneftegaz Sponsored Preferred ADR	3,200	216,800
Surgutneftegaz ADR	6,800	445,400
Tatneft GDR	3,000	374,250
Unified Energy System GDR	3,686	454,092
Wimm-Bill-Dann Foods ADR	3,000	359,250

		9,861,320

SINGAPORE — 1.6%
Ascendas Real Estate Investment Trust	57,000	103,015
CapitaLand, Ltd.	69,000	388,424
CapitaMall Trust	51,000	130,584
Chartered Semiconductor Manufacturing, Ltd.†	81,000	64,490
City Developments, Ltd.	29,977	331,632
ComfortDelGro Corp., Ltd.	108,465	146,071
Cosco Corp. Singapore, Ltd.	47,000	257,591
Creative Technology, Ltd.	6,401	26,949
DBS Group Holdings, Ltd.	61,929	967,526
Fraser and Neave, Ltd.	77,000	323,341
Hyflux, Ltd.	50,000	127,621
Jardine Cycle & Carriage, Ltd.	10,025	147,162
K-REIT Asia	5,000	9,516
Keppel Corp., Ltd.	62,000	639,807
Keppel Land, Ltd.	21,000	121,458
Neptune Orient Lines, Ltd.	43,000	155,343
Overseas-Chinese Banking Corp., Ltd.	138,888	892,733
Parkway Holdings, Ltd.	36,000	104,301
Raffles Education Corp., Ltd.	13,959	32,210
SembCorp Industries, Ltd.	47,370	195,489
SembCorp Marine, Ltd.	44,800	139,969
Singapore Airlines, Ltd.	30,800	420,542
Singapore Exchange, Ltd.	43,997	483,978
Singapore Land, Ltd.	13,000	87,985
Singapore Post, Ltd.	88,000	74,666
Singapore Press Holdings, Ltd.	86,936	276,912
Singapore Technologies Engineering, Ltd.	76,472	202,263
Singapore Telecommunications, Ltd.	676,530	1,921,847
STATS ChipPAC, Ltd.†	78,000	88,464
United Overseas Bank, Ltd.	64,044	960,598
United Overseas Land, Ltd.	35,308	129,187
Venture Corp., Ltd.	15,506	151,035

		10,102,709

SOUTH AFRICA — 0.2%
Mondi, Ltd.	7,901	77,911
MTN Group, Ltd.	61,440	1,199,243

		1,277,154

SOUTH KOREA — 0.6%
Daelim Industrial Co.	210	46,291
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	720	46,168
Doosan Heavy Industries and Construction Co., Ltd.	280	52,573
Doosan Infracore Co. Ltd.	780	33,929
GS Engineering & Construction Corp.	340	71,790
Hana Financial Group, Inc.	1,040	52,993
Hyundai Engineering & Construction Co. Ltd.	510	52,273
Hyundai Heavy Industries Co., Ltd.	260	147,230
Hyundai Mipo Dockyard Co., Ltd.	80	35,813
Hyundai Mobis†	300	30,489
Hyundai Motor Co.	1,000	79,522
Kia Motors Corp.	2,040	23,686
Kookmin Bank	2,220	183,322
Korea Electric Power Corp.	1,960	87,383
Korean Air Lines Co., Ltd.	460	41,072
KT Corp.	1,800	85,345
KT&G Corp.	940	75,782
L.G.Philips LCD., Ltd.	740	41,388
LG Chemical Co., Ltd.	550	68,734
LG Electronics, Inc.	660	69,417
NHN Corp†	307	99,638
POSCO†	487	355,605
S-Oil Corp.	390	35,782
Samsung Corp.†	1,000	93,171
Samsung Electronics Co., Ltd.	1,808	1,122,529
Samsung Engineering Co. Ltd.	280	38,327
Samsung Fire & Marine Insurance Co. Ltd.	260	72,160
Samsung Securities Co. Ltd.	530	66,485
Shinhan Financial Group Co., Ltd.	2,490	162,344
Shinsegae Co. Ltd.	124	97,514
SK Corp.	160	48,161

		3,516,916

SPAIN — 2.0%
Altadis SA	14,780	1,055,197
Antena 3 de Television SA†	1,414	25,124
Banco Bilbao Vizcaya Argentaria SA	71,407	1,806,722
Banco Popular Espanol SA	19,821	347,512
Banco Santander Central Hispano SA	113,465	2,480,108
Endesa SA	422	21,991
Gamesa Corp. Tecnologica SA	6,773	346,143

Gas Natural SDG, SA	569	35,098
Iberdrola SA	40,524	651,339
Iberdrola SA (London)	1,440	23,203
Indra Sistemas SA	1,441	41,923
Industria de Diseno Textil SA	5,192	388,008
Metrovacesa SA†	531	62
Metrovacesa SA	531	62,406
Repsol YPF SA	26,153	1,037,846
Sociedad General de Aguas de Barcelona SA, Class A	140	5,598
Telefonica SA	125,078	4,141,376
Union Fenosa SA	85	5,658

		12,475,314

SWEDEN — 1.9%
Alfa Laval AB	600	48,003
Assa Abloy AB, Class B	9,773	205,976
Atlas Copco AB, Class A	41,810	700,641
Atlas Copco AB, Class B	14,310	225,311
Electrolux AB, Class B	6,100	118,048
Eniro AB	3,200	41,020
Fabege AB	2,600	30,951
Getinge AB, Class B	4,600	122,236
Hennes & Mauritz AB, Class B	9,600	640,655
Holmen AB	1,750	69,033
Husqvarna AB, Class A	1,830	21,992
Husqvarna AB, Class B	6,100	73,551
Modern Times Group AB, Class B	1,000	70,484
Nordea Bank AB	95,776	1,719,059
Sandvik AB	49,570	946,368
Scania AB, Class B	12,000	328,379
Skandinaviska Enskilda Banken AB, Class A	15,177	467,000
Skanska AB, Class B	11,413	225,885
SKF AB, Class B	8,252	161,707
Ssab Svenskt Stal AB, Class A	6,150	199,870
Svenska Cellulosa AB, Class B	19,431	343,449
Svenska Handelsbanken, Class A	26,285	874,635
Swedish Match AB	8,700	195,047
Tele2 AB, Class B	4,400	104,028
Telefonaktiebolaget LM Ericsson, Class B	638,314	1,917,605
TeliaSonera AB	50,389	497,061
Volvo AB, Class A	15,325	300,325
Volvo AB, Class B	61,875	1,222,767
Wihlborgs Fastigheter AB	520	10,066

		11,881,152

SWITZERLAND — 4.7%
ABB, Ltd.	61,297	1,853,404
ABB, Ltd. ADR	22,300	673,906
Ciba Specialty Chemicals AG	2,104	104,799
Clariant AG†	7,098	91,238
Compagnie Financiere Richemont SA	29,577	2,115,586
Credit Suisse Group	15,918	1,074,658
Geberit AG	1,410	190,004
Givaudan SA	215	211,775
Holcim, Ltd.	10,181	1,164,610
Kudelski SA	1,814	51,234
Kuehne & Nagel International AG	916	98,211
Logitech International SA†	7,813	271,539
Lonza Group AG	1,195	139,578
Micronas Semiconductor Holdings†	1,257	16,845
Nestle SA	18,027	8,333,101
Nobel Biocare Holding AG	1,055	308,156
Novartis AG	65,463	3,487,594
OC Oerlikon Corp AG†	245	116,961
Roche Holding AG	19,688	3,365,511
Schindler Holding AG	3,010	211,264
Straumann AG	483	135,229
Swatch Group AG	1,614	101,363
Swatch Group AG, Class B	2,348	752,698
Swiss Reinsurance	15,048	1,417,065
Swisscom AG	704	260,843
Syngenta AG	3,353	809,613
UBS AG	26,842	1,440,626
Zurich Financial Services AG	1,744	527,028

		29,324,439

TAIWAN — 0.1%
AU Optronics Corp. ADR	42,714	928,175

THAILAND — 0.1%
Advance Agro Public Co., Ltd.†	660	563
Banpu PCL	30,000	395,250
Univest Land PCL†(3)	22,500	0

		395,813

TURKEY — 1.6%
Akbank TAS	143,218	1,312,345
Aksigorta AS	23,782	176,543
Anadolu Efes Biracilik ve Malt Sanayii AS	33,173	405,515
Arcelik AS	18,719	143,625
Dogan Sirketler Gruby Holding AS	76,997	170,309
Dogan Yayin Holding†	35,184	177,767
Eregli Demir ve Celik Fabrikalari TAS	56,185	547,553
Ford Otomotiv Sanayi AS	21,220	250,212
Haci Omer Sabanci Holdings AS	68,020	467,524
Koc Holding AS	58,918	323,739
Migros Turk TAS	13,850	242,750
Tupras-Turkiye Petrol Rafinerileri AS	17,717	504,428
Turk Sise ve Cam Fabrikalari AS	66,663	147,413
Turkcell Iletisim Hizmet AS	197,411	1,898,431
Turkiye Garanti Bankasi AS	132,898	1,230,811
Turkiye Is Bankasi, Class C	179,207	1,233,567
Turkiye Vakiflar Bankasi Tao	109,030	416,594
Yapi Ve Kredi Bankasi AS	90,103	353,408

		10,002,534

UNITED KINGDOM — 16.2%
3i Group PLC	4,440	100,528
Aegis Group PLC	22,662	59,552
AMEC PLC	8,935	156,335
American Physicians Capital, Inc.	46,773	1,782,630
Anglo American PLC	65,089	4,493,568
ARM Holdings PLC	51,772	160,475

Arriva PLC	5,793	101,810
AstraZeneca PLC	38,721	1,912,279
Aviva PLC	107,149	1,689,427
BAE Systems PLC	106,301	1,104,445
Balfour Beatty PLC	16,578	172,338
Barclays PLC	206,801	2,624,360
Barratt Developments PLC	4,768	64,954
BBA Aviation PLC	17,418	88,090
Bellway PLC	2,254	50,580
Berkeley Group Holdings PLC†	2,361	83,870
BG Group PLC	119,377	2,209,859
BHP Billiton PLC	103,993	3,967,206
Biffa PLC	17,626	95,896
BP PLC	641,475	8,340,980
British Airways PLC†	20,325	189,084
British Land Co. PLC	10,707	242,339
British Sky Broadcasting Group PLC	21,812	309,161
BT Group PLC	286,516	1,948,276
Bunzl PLC	12,114	183,393
Burberry Group PLC	25,526	327,427
Cadbury Schweppes PLC	65,351	867,029
Capita Group PLC	4,048	63,384
Carnival PLC	7,196	337,122
Centrica PLC	94,142	723,873
Close Brothers Group PLC	315	5,048
Cobham PLC	35,341	155,239
Compass Group PLC	86,855	627,125
Daily Mail & General Trust	6,452	82,538
Diageo PLC	120,135	2,754,155
DSG International PLC	36,876	99,536
Electrocomponents PLC	26,780	140,447
Emap PLC	4,494	82,199
Enterprise Inns PLC	29,580	388,534
Experian Group, Ltd.	15,716	165,602
Fiberweb PLC	5,184	5,430
FirstGroup PLC	15,308	255,105
FKI PLC	5,356	10,366
Friends Provident PLC	82,907	318,135
G4S PLC	7,209	31,996
Galiform PLC†	5,150	12,351
GKN PLC	14,066	107,619
GlaxoSmithKline PLC	145,396	3,750,066
Hammerson PLC	5,870	136,222
Hays PLC	10,072	28,866
HBOS PLC	119,609	2,180,524
Home Retail Group	15,683	142,786
HSBC Holdings PLC	170,769	3,383,315
ICAP PLC	2,531	30,895
IMI PLC	13,260	156,318
Imperial Chemical Industries PLC	33,326	456,888
Imperial Tobacco Group PLC	20,044	1,016,449
Intercontinental Hotels Group PLC	14,382	336,554
International Personal Finance PLC	1,615	8,331
International Power PLC	9,315	95,061
Invensys PLC†	7,447	50,731
Invesco PLC	7,673	118,096
J Sainsbury PLC	35,170	400,213
Johnson Matthey PLC	14,239	531,050
Kelda Group PLC	15,546	307,567
Kesa Electricals PLC	5,229	34,639
Kingfisher PLC	22,249	91,528
Ladbrokes PLC	23,587	202,659
Land Securities Group PLC	9,582	328,775
Legal & General Group PLC	279,571	817,143
Liberty International PLC	5,106	127,451
Lloyds TSB Group PLC	201,307	2,290,482
LogicaCMG PLC	27,237	92,479
London Stock Exchange Group PLC	1,119	39,124
Man Group PLC	16,732	205,767
Marks & Spencer Group PLC	32,068	436,019
Meggitt PLC	15,929	113,759
Misys PLC	15,944	80,563
Mondi PLC	19,753	183,780
National Express Group PLC	4,865	134,365
National Grid PLC	112,467	1,878,895
Next PLC	5,025	231,606
Pearson PLC	15,698	260,981
Persimmon PLC	5,378	117,797
Provident Financial PLC	807	14,853
Prudential PLC	80,221	1,309,928
Punch Taverns PLC	10,572	221,625
Reckitt Benckiser PLC	32,558	1,891,941
Reed Elsevier PLC	24,789	325,127
Rentokil Initial PLC	11,447	41,091
Resolution PLC	1,256	19,098
Reuters Group PLC	29,106	400,367
Rexam PLC	18,060	204,334
Rio Tinto PLC	48,607	4,550,389
Rolls-Royce Group PLC	2,457,653	5,110
Rolls-Royce Group PLC†	60,833	682,756
Royal & Sun Alliance Insurance Group PLC	115,996	381,991
Royal Bank of Scotland Group PLC	296,070	3,194,448
Royal Dutch Shell PLC, Class A	133,039	5,821,681
Royal Dutch Shell PLC, Class B	92,955	4,052,905
SABMiller PLC	25,621	771,642
Sage Group PLC	50,300	253,723
Schroders PLC	786	25,243
Scottish & Newcastle PLC	5,078	82,927
Scottish and Southern Energy PLC	35,291	1,144,467
Segro PLC	7,764	75,652
Serco Group PLC	2,930	27,684
Severn Trent PLC	11,816	357,344
Signet Group PLC	31,223	58,840
Smith & Nephew PLC	23,503	318,202
Smiths Group PLC	12,069	284,642
Stagecoach Group PLC	15,181	86,031
Tate & Lyle PLC	22,639	205,641
Taylor Woodrow PLC	23,082	119,457
Tesco PLC	197,996	2,014,140
Tomkins PLC	29,540	137,148
Unilever PLC	42,562	1,441,915
United Business Media PLC	5,248	79,714
United Utilities PLC	7,621	115,900
Vodafone Group PLC	1,779,813	7,020,264
Whitbread PLC	8,193	302,349
William Hill PLC	17,129	221,250

Wolseley PLC	19,183	333,503
WPP Group PLC	19,225	263,222
Xstrata PLC	32,875	2,360,620
Yell Group PLC	12,436	118,047

		101,826,650

UNITED STATES — 0.0%
Synthes, Inc.	2,249	281,246

TOTAL COMMON STOCK (cost $341,644,166)		536,323,113

Preferred Stock — 2.5%

AUSTRALIA — 0.0%
BBI EPS, Ltd.	415	348

BRAZIL — 2.1%
Aracruz Celulose SA, Class B	18,993	145,412
Banco Bradesco SA	38,000	1,299,858
Banco Itau Holding Financeira SA	51,386	1,466,772
Centrais Eletricas Brasileiras SA, Class B	10,004	151,044
Cia Energetica de Minas Gerais	13,222	283,440
Companhia De Bebidas Das Americas	7,435	614,339
Companhia Vale do Rio Doce, Class A	111,052	3,506,770
Contax Participacoes SA	8,931	13,985
Embratel Participacoes SA	4,098,758	19,302
Gerdau SA	14,750	460,232
Klabin SA	19,500	80,111
Petroleo Brasileiro SA	99,000	4,119,828
Sadia SA	22,000	149,366
Tele Norte Leste Participacoes SA	12,033	264,209
Telesp Celular Participacoes SA	14,412	85,024
Usinas Siderurgicas de Minas Gerais SA, Class A	3,700	290,758
Votorantim Celulose e Papel SA	3,853	122,337

		13,072,787

GERMANY — 0.4%
Henkel KGaA	10,248	524,746
Porsche AG	394	1,053,089
RWE AG	2,037	248,788
Volkswagen AG	5,233	994,329

		2,820,952

JAPAN — 0.0%
Ito En, Ltd.†	270	4,300

SOUTH KOREA — 0.0%
Samsung Electronics Co., Ltd.	132	63,408

TOTAL PREFERRED STOCK (cost $5,497,917)		15,961,795

Rights — 0.0%

INDIA — 0.0%
Tata Steel, Ltd. Expires 10/29/07	1,056	3,253
Tata Steel, Ltd. Preferred Shares Expires 10/29/07	4,752	0

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	13,278

SWEDEN — 0.0%
Enro AB Expires 11/19/07	3,200	922

TOTAL RIGHTS (cost $0)		17,453

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $347,142,083)		552,302,361

Repurchase Agreement — 6.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $39,855,767 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.86% due 03/02/17 and having approximate value of $40,650,856 (cost $39,853,000)	39,853,000	39,853,000

TOTAL INVESTMENTS (cost $386,995,083) (1)	93.9%	592,155,361
Other assets less liabilities	6.1	38,378,362

NET ASSETS	100.0%	$630,533,723

†	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

(1)	See Note 4 for cost of investments on a tax basis.

(2)	A substantial number of the Portfolios holdings were valued using fair value procedures at October 31, 2007. At October 31, 2007, the aggregate value of these securities was $517,677,578 representing 82.1% of net assets. See Note 1 regarding fair value pricing procedures for foreign securities.

(3)	Illiquid Security

(4)	Fair valued security; See Note 1
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

192 Long	CAC 40 Index	November 2007	15,986,753	16,230,462	243,709
17 Long	Dow Jones Euro Stoxx 50	December 2007	1,081,720	1,111,683	29,963
14 Short	German Stock Index	November 2007	4,056,423	4,090,905	(34,482)
103 Long	Hang Seng Index	November 2007	160,924,942	161,035,350	110,408
14 Long	IBEX 35 Index	November 2007	3,129,717	3,212,366	82,649
33 Long	Nikkei Index	December 2007	4,531,864	4,783,189	251,325
261 Long	OMX Index Future	November 2007	4,846,847	4,864,182	17,335
4 Long	S&PMilan Index	December 2007	1,161,414	1,177,163	15,749
159 Long	Singapore Index Future	November 2007	6,073,800	6,094,470	20,670
55 Long	Singapore Index Future	November 2007	5,135,031	5,087,500	(47,531)
16 Short	Toyko Price Index	December 2007	2,109,970	2,243,483	(133,513)

					$556,282

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* USD	69,890,664	EUR	49,940,208	12/13/2007	2,494,540
* USD	30,982,083	GBP	15,113,528	12/13/2007	400,471
USD	9,892,318	AUD	11,005,429	12/13/2007	333,617
USD	3,120,598	SEK	20,742,833	12/13/2007	147,265
USD	3,059,216	SGD	4,615,745	12/13/2007	140,106
* JPY	6,963,441,228	USD	60,760,311	12/13/2007	93,112
* USD	840,500	CHF	988,150	12/13/2007	15,008

					$3,624,119

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* CHF	1,006,092	USD	855,243	12/13/2007	(15,798)
HKD	165,766,045	USD	21,339,480	12/13/2007	(60,144)
* USD	46,241,426	JPY	5,271,510,927	12/13/2007	(314,736)
* EUR	9,018,010	USD	12,746,866	12/13/2007	(324,175)
* GBP	12,959,780	USD	26,314,439	12/13/2007	(595,955)

					(1,310,809)

Net Unrealized Appreciation (Depreciation)					$2,313,311

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

CHF — Swiss Franc	GBP — British Pound	USD — United States Dollar
EUR — Euro Dollar	JPY — Japanese Yen

Industry Allocation*
Banks-Commercial	13.4%
Oil Companies-Integrated	7.1
Repurchase Agreements	6.3
Diversified Minerals	3.6
Auto-Cars/Light Trucks	3.2
Medical-Drugs	3.2
Electric-Integrated	3.1
Telephone-Integrated	2.8
Cellular Telecom	2.7
Food-Misc.	2.3
Insurance-Multi-line	2.2
Chemicals-Diversified	1.9
Steel-Producers	1.7
Diversified Manufacturing Operations	1.5
Real Estate Operations & Development	1.4
Metal-Diversified	1.3
Oil Companies-Exploration & Production	1.2
Telecom Services	1.2
Diversified Operations	1.0
Electronic Components-Misc.	1.0
Import/Export	1.0
Machinery-General Industrial	1.0
Tobacco	1.0
Wireless Equipment	1.0
Finance-Investment Banker/Broker	0.9
Brewery	0.8
Electric Products-Misc.	0.7
Food-Retail	0.7
Insurance-Life/Health	0.7
Audio/Video Products	0.6
Engineering/R&D Services	0.6
Insurance-Property/Casualty	0.6
Machinery-Construction & Mining	0.6
Oil Refining & Marketing	0.6
Building & Construction-Misc.	0.5
Building Products-Cement	0.5
Electronic Components-Semiconductors	0.5
Finance-Other Services	0.5
Insurance-Reinsurance	0.5
Real Estate Management/Services	0.5
Retail-Jewelry	0.5
Rubber-Tires	0.5
Transport-Services	0.5
Beverages-Wine/Spirits	0.4
Building & Construction Products-Misc.	0.4
Enterprise Software/Service	0.4
Gas-Distribution	0.4
Office Automation & Equipment	0.4
Photo Equipment & Supplies	0.4
Power Converter/Supply Equipment	0.4
Soap & Cleaning Preparation	0.4
Transport-Rail	0.4
Aerospace/Defense	0.3
Airlines	0.3
Applications Software	0.3
Building-Heavy Construction	0.3
Coal	0.3
Cosmetics & Toiletries	0.3
Distribution/Wholesale	0.3
Electric-Distribution	0.3
Machinery-Electrical	0.3
Medical Products	0.3
Multimedia	0.3
Paper & Related Products	0.3
Real Estate Investment Trusts	0.3
Retail-Apparel/Shoe	0.3
Retail-Misc./Diversified	0.3
Toys	0.3
Water	0.3
Agricultural Chemicals	0.2
Athletic Footwear	0.2
Auto/Truck Parts & Equipment-Original	0.2
Building-Residential/Commerical	0.2
Electronic Measurement Instruments	0.2
Food-Catering	0.2
Hotels/Motels	0.2
Industrial Gases	0.2
Machine Tools & Related Products	0.2
Metal-Aluminum	0.2
Mining	0.2
Non-Ferrous Metals	0.2
Oil-Field Services	0.2
Retail-Hypermarkets	0.2
Semiconductor Equipment	0.2
Transport-Marine	0.2
Travel Services	0.2
Advertising Services	0.1
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Mortgage	0.1
Broadcast Services/Program	0.1
Building Products-Air & Heating	0.1
Building Products-Doors & Windows	0.1
Circuit Boards	0.1
Computers-Integrated Systems	0.1
Computers-Memory Devices	0.1
Computers-Periphery Equipment	0.1
Containers-Paper/Plastic	0.1
Cruise Lines	0.1
Dialysis Centers	0.1
Diversified Financial Services	0.1
Diversified Operations/Commerical Services	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Finance-Mortgage Loan/Banker	0.1
Food-Dairy Products	0.1
Food-Wholesale/Distribution	0.1
Gambling (Non-Hotel)	0.1
Investment Companies	0.1
Machinery-Farming	0.1
Metal Processors & Fabrication	0.1
Networking Products	0.1
Non-Hazardous Waste Disposal	0.1
Oil & Gas Drilling	0.1
Printing-Commercial	0.1
Publishing-Books	0.1
Publishing-Newspapers	0.1
Retail-Automobile	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Retail-Pubs	0.1
Retail-Restaurants	0.1
Shipbuilding	0.1
Telecommunication Equipment	0.1
Television	0.1
Textile-Products	0.1
Water Treatment Systems	0.1
Web Portals/ISP	0.1
Wire & Cable Products	0.1

93.9%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Portfolio of Investments — October 31, 2007

Common Stock — 88.1%	Shares/ Principal Amount	Value (Note 1)(2)

AUSTRIA — 1.2%
Immoeast AG†	458,456	$5,603,547

BRAZIL — 9.3%
Acucar Guarani SA† (3)	574,400	3,352,174
All America Latina Logistica	254,600	4,045,590
Banco Do Brasil SA	241,800	4,373,120
Banco Industrial e Comercial SA†	400,000	2,893,711
Cia Energetica de Minas Gerais ADR	206,162	4,453,099
Cia Vale do Rio Doce ADR	223,590	8,424,871
CPFL Energia SA	1	22
Kroton Educacional SA†	174,300	3,776,760
Marfrig Frigorificos e Comercio de Alimentos SA† (3)	342,970	3,547,316
Petroleo Brasileiro SA ADR	25,644	2,452,336
Unibanco — Uniao de Bancos Brasileiros SA GDR	33,100	5,231,124

		42,550,123

CHINA — 10.5%
Alibaba.com, Ltd.†* (3)	118,500	264,514
China Construction Bank	3,361,000	3,823,910
China Petroleum & Chemical Corp.	3,716,000	5,653,200
China Petroleum & Chemical Corp. ADR	8,800	1,460,008
China Shenhua Energy Co., Ltd.	554,500	3,648,486
Dongfeng Motor Group Co., Ltd.	4,982,000	4,587,074
Guangzhou R&F Properties Co., Ltd.	558,000	2,942,089
Industrial & Commercial Bank of China	10,968,000	10,451,200
PetroChina Co., Ltd.	340,000	882,293
PetroChina Co., Ltd. ADR	11,000	2,888,600
Ping An Insurance Group Co. of China Ltd.	329,000	4,598,887
Weiqiao Textile Co. Ltd.	2,332,500	4,382,081
Xingda International Holdings, Ltd.	6,959,000	2,066,087

		47,648,429

EGYPT — 0.6%
Telecom Egypt	741,360	2,654,061

HONG KONG — 5.3%
Chaoda Modern Agriculture	4,854,000	4,421,643
China Mobile Ltd ADR	45,150	4,681,152
China Mobile, Ltd.	511,500	10,758,318
China Resources Power Holdings Co.	550,000	2,085,889
Ju Teng International Holdings, Ltd.†	5,646,000	2,168,332

		24,115,334

INDIA — 2.9%
Bharat Heavy Electricals, Ltd.	77,738	5,201,522
Grasim Industries, Ltd.	19,423	1,845,581
Satyam Computer Services, Ltd.	510,913	6,237,419

		13,284,522

INDONESIA — 0.8%
International Nickel Indonesia Tbk PT	366,500	3,665,677

KAZAKHSTAN — 1.4%
KazMunaiGas Exploration Production GDR	239,300	6,461,100

MALAYSIA — 1.9%
Tenaga Nasional BhD	1,336,500	3,764,470
Zelan Bhd†	2,683,500	4,874,649

		8,639,119

MEXICO — 3.2%
America Movil SAB de CV, Series L ADR	75,674	4,948,323
Coca Cola Femsa SAB de CV, ADR	78,900	3,654,648
Wal-Mart de Mexico SAB de CV, Series V	1,428,100	5,799,459

		14,402,430

PHILIPPINES — 1.6%
First Philippine Holdings Corp.	1,401,850	2,795,798
Globe Telecom, Inc.	113,620	4,440,070

		7,235,868

POLAND — 1.2%
Globe Trade Centre SA†	261,154	5,408,019

RUSSIA — 10.8%
LUKOIL	64,137	5,839,736
LUKOIL ADR	57,441	5,250,107
Mining & Metallurgical Co. Norilsk Nickel ADR	22,529	7,096,635
Mobile Telesystems OJSC ADR	83,600	6,938,800
OAO Gazprom	799,879	9,970,542
OAO Gazprom ADR	209,759	10,445,998
Uralkali GDR†* (3)	138,600	3,478,860

		49,020,678

SOUTH AFRICA — 7.9%
Aveng, Ltd.	279,126	2,757,590
Exxaro Resources, Ltd.	312,513	5,077,897
FirstRand, Ltd.	1,768,202	7,028,760
Impala Platinum Holdings, Ltd.	100,676	3,801,998
Lewis Group, Ltd.	629,099	5,500,821
Murray & Roberts Holdings, Ltd.	298,105	4,572,204
Standard Bank Group, Ltd.	395,661	7,185,567

		35,924,837

SOUTH KOREA — 15.3%
Dongkuk Steel Mill Co., Ltd.	73,700	4,442,790
Finetec Co.	140,051	2,760,340
GS Engineering & Construction Corp.	18,560	3,918,881
Hite Brewery Co., Ltd.	30,970	4,686,575
Hyundai Mobis	34,060	3,461,478
Hyundai Steel Co.	44,730	4,524,169
Korea Investment Holdings Co., Ltd.	72,150	6,486,730
Korean Air Lines Co., Ltd.	39,360	3,514,375
LG Chemical Co., Ltd.	31,800	3,974,089
LG Electronics, Inc.	61,320	6,449,458
S-Oil Corp.	35,047	3,215,521
Samsung Electronics Co., Ltd.	15,726	9,763,770
Samsung Electronics Co., Ltd. GDR*	1,771	540,155
Samsung Heavy Industries	90,170	5,473,197
Shinhan Financial Group Co., Ltd.	86,660	5,650,086
Shinhan Financial Group Co., Ltd. ADR	7,400	969,178

		69,830,792

TAIWAN — 8.8%
Advanced Semiconductor Engineering, Inc.	3,329,000	4,092,260
Asustek Computer, Inc.	805,000	2,832,407
AU Optronics Corp.	2,522,776	5,457,181
Chunghwa Telecom Co., Ltd.	2,762,300	5,340,586
Greatek Electronics, Inc.	2,281,400	3,618,327
Hon Hai Precision Industry Co., Ltd.	587,681	4,516,227
Shin Kong Financial Holding Co., Ltd.	2,142,703	2,018,619
Taiwan Semiconductor Manufacturing Co., Ltd.	1,799,632	3,591,333
Vanguard International Semiconductor Corp.	2,916,176	2,514,405
Wistron Corp.	1,464,185	2,976,752
Yang Ming Marine Transport Corp.	3,631,915	3,011,161

		39,969,258

THAILAND — 2.1%
PTT PCL	396,900	4,905,046
Siam Commercial Bank PCL	1,591,800	4,426,221

		9,331,267

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	319,546	2,959,418

UNITED ARAB EMIRATES — 1.7%
Emaar Properties pjsc	994,090	3,492,357
Union Properties	3,376,417	4,045,871

		7,538,228

UNITED STATES — 1.1%
NII Holdings, Inc.†	85,300	4,947,400

TOTAL COMMON STOCK (cost $314,405,976)		401,190,107

Preferred Stock — 4.8%

Brazil — 4.5%
Cia Energetica de Minas Gerais†	1	21
Cia Vale do Rio Doce ADR	241,300	7,617,841
Lojas Americanas SA	345,100	4,047,918
Petroleo Brasileiro SA ADR	107,250	8,922,128

		20,587,908

South Korea — 0.3%
Samsung Electronics Co., Ltd.	2,653	1,274,408

TOTAL PREFERRED STOCK (cost $7,300,996)		21,862,316

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $321,706,972)		423,052,423

Short-Term Investment Securities — 2.2%

ASSET-BACKED COMMERCIAL PAPER — 1.1%
Barton Capital Corp. 4.90% due 11/01/07*	5,000,000	5,000,000
COMMERCIAL PAPER — 1.1%
Atlantic Asset Securization Corp. 5.08% due 11/14/07*	5,000,000	4,990,828

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $9,990,828)		9,990,828

Repurchase Agreement — 3.4%

REPURCHASE AGREEMENT — 3.4%
Repurchase Agreement with Bank of America NA, bearing interest at 4.76% dated 10/31/07 to be repurchased 11/01/07 in the amount of $15,635,067 and collateralized by Federal National Mtg. Assoc. Bonds bearing interest at 5.00%, due 03/15/16 and having an approximate value of $15,903,922 (cost $15,633,000)	$15,633,000	$15,633,000

TOTAL INVESTMENTS — (cost $347,330,800) (1)	98.6%	448,676,251
Other assets less liabilities	1.4	6,489,197

NET ASSETS —	100.0%	$455,165,448

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $14,274,357 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at October 31, 2007. At October 31, 2007, the aggregate value of these securities was $270,387,553 representing 59.4% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(3)	Illiquid security
ADR — American Depository Receipt
GDR — Global Depository Receipt
Equity Swaps #

			Fixed payments	Total return
	Notional amount	Termination	received (paid)	received (paid)	Unrealized
Swap Counterparty	(000's)	Date	by Portfolio	by Portfolio	Appreciation

Merrill Lynch	5,239	02/08/08	(12 months USD	MSCI Daily Total	$3,102,957
			LIBOR minus 300 Bps)	Return Net Emerging
				Markets India USD
				Index

	4,204	10/16/08	(3 months USD LIBOR	MSCI Daily Total	401,959
			minus 425 Bps)	Return Net Emerging
				Markets India USD
				Index

	2,940	10/20/08	(1 months USD LIBOR	Aldar Properties	248,275
			minus 40 Bps)

	1,338	10/20/08	(3 months USD LIBOR	Aldar Properties	112,977
			minus 40 Bps)

Citibank	3,658	10/27/08	(3 months USD LIBOR	First Gulf Bank	110,550
			minus 75 Bps)

					$3,976,718

			Fixed payments	Total return
	Notional amount	Termination	received (paid)	received (paid)	Unrealized
Swap Counterparty	(000's)	Date	by Portfolio	by Portfolio	(Depreciation)

Merrill Lynch	2,996	06/25/08	(3 months USD LIBOR	Abu Dhabi Comercial
			minus 40 Bps)	Bank Emerging
				Markets Index	$(12,538)

Net Unrealized Appreciation (Depreciation)					$3,964,180

#	Fair valued security; See Note 1
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	10.6%
Oil Companies-Integrated	8.2
Cellular Telecom	7.1
Oil Companies-Exploration & Production	5.9
Diversified Minerals	3.6
Repurchase Agreements	3.4
Diversified Financial Services	3.2
Semiconductors Components-Intergrated Circuits	3.0
Electronic Components-Misc.	2.8
Real Estate Operations & Development	2.7
Building & Construction-Misc.	2.5
Electronic Components-Semiconductors	2.5
Steel-Producers	2.5
Electric-Integrated	2.4
Telecom Services	2.2
Real Estate Management/Services	2.1
Coal	1.9
Metal-Diversified	1.6
Applications Software	1.4
Electric Products-Misc.	1.4
Retail-Hypermarkets	1.3
Computers	1.2
Home Furnishings	1.2
Shipbuilding	1.2
Asset-Backed Commercial Paper	1.1
Building-Heavy Construction	1.1
Commercial Paper	1.1
Power Converter/Supply Equipment	1.1
Agricultural Operations	1.0
Auto-Cars/Light Trucks	1.0
Brewery	1.0
Insurance-Multi-line	1.0
Textile-Products	1.0
Petrochemicals	0.9
Retail-Discount	0.9
Transport-Rail	0.9
Agricultural Chemicals	0.8
Airlines	0.8
Auto/Truck Parts & Equipment-Original	0.8
Beverages-Non-alcoholic	0.8
Food-Meat Products	0.8
Non-Ferrous Metals	0.8
Platinum	0.8
Schools	0.8
Oil Refining & Marketing	0.7
Sugar	0.7
Transport-Marine	0.7
Superconductor Product & Systems	0.6
Telephone-Integrated	0.6
Building Products-Cement	0.4
Electric-Generation	0.4
E-Commerce/Services	0.1

98.6%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments — October 31, 2007
(unaudited)

Common Stock — 96.2%	Shares/ Principal Amount	Value (Note 2)(1)

AUSTRALIA — 1.2%
National Australia Bank, Ltd	188,228	$7,616,864

AUSTRIA — 1.0%
Telekom Austria AG	228,850	6,579,573

BRAZIL — 0.8%
Empressa Brasileira de Aeronautica SA ADR.	109,830	5,356,409

CANADA — 1.6%
Jean Coutu Group, Inc., Class A	299,800	4,430,432
Loblaw Cos., Ltd.	128,900	5,975,262

		10,405,694

CAYMAN ISLANDS — 1.4%
ACE, Ltd.	78,810	4,776,674
XL Capital, Ltd., Class A	61,300	4,410,535

		9,187,209

DENMARK — 1.0%
Vestas Wind Systems A/S†	72,103	6,494,665

FINLAND — 1.5%
Stora Enso Oyj	254,940	4,689,432
UPM-Kymmene Oyj	233,554	5,243,234

		9,932,666

FRANCE — 12.1%
Accor SA	42,086	4,030,175
AXA SA	128,604	5,773,990
Compagnie Generale des Etablissements Michelin, Class B	78,705	10,588,978
France Telecom SA	449,090	16,611,142
Sanofi-Aventis	140,318	12,345,705
Suez SA	111,988	7,307,733
Thomson†	413,010	7,225,522
Total SA	126,700	10,225,285
Valeo SA†	62,244	3,417,788

		77,526,318

GERMANY — 8.3%
Bayerische Motoren Werke AG	137,130	9,202,463
Celesio AG	54,236	3,077,241
Deutsche Post AG	246,453	7,481,523
E.ON AG	55,466	10,845,084
Infineon Technologies AG†	392,450	5,778,100
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	5,902,160
Siemens AG	80,540	10,973,586

		53,260,157

HONG KONG — 2.7%
Cheung Kong Holdings, Ltd.	362,000	7,126,037
Hutchison Whampoa, Ltd.	449,000	5,661,509
Swire Pacific, Ltd., Class A	298,500	4,239,567

		17,027,113

ISRAEL — 0.7%
Check Point Software Technologies†	169,220	4,274,497

ITALY — 3.8%
Eni SpA	159,856	5,841,770
Intesa Sanpaolo SpA	555,386	4,406,269
Mediaset SpA	654,477	6,787,326
UniCredito Italiano SpA	851,844	7,324,827

		24,360,192

JAPAN — 7.1%
AIFUL Corp.	184,600	4,356,016
FUJIFILM Holdings Corp.	138,600	6,622,657
Mabuchi Motor Co., Ltd.†	77,700	5,233,052
Mitsubishi UFJ Financial Group, Inc.	203,000	2,022,181
Nintendo Co., Ltd.	16,900	10,649,763
Olympus Corp.†	111,000	4,641,820
Promise Co., Ltd.	102,950	3,090,443
Sony Corp.	114,300	5,647,127
Takeda Pharmaceutical Co., Ltd.	53,600	3,345,526

		45,608,585

NETHERLANDS — 5.6%
ING Groep NV	239,288	10,800,186
Koninklijke Philips Electronics NV	149,189	6,194,248
Reed Elsevier NV	175,197	3,400,450
SBM Offshore NV	101,800	3,926,378
Unilever NV	218,757	7,125,003
Vedior NV	191,480	4,377,900

		35,824,165

NORWAY — 1.8%
Telenor ASA†	501,580	11,832,588

PORTUGAL — 1.0%
Portugal Telecom SGPS SA	409,647	5,501,945
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA†	57,686	785,334

		6,287,279

RUSSIA — 0.8%
OAO Gazprom ADR	34,100	1,698,180
OAO Gazprom ADR (London)	68,200	3,408,560

		5,106,740

SINGAPORE — 1.5%
DBS Group Holdings, Ltd.	349,300	5,457,166
Singapore Telecommunications, Ltd.	1,582,000	4,494,052

		9,951,218

SOUTH KOREA — 4.4%
Hyundai Motor Co.†	70,360	5,595,177
Kookmin Bank ADR	73,720	6,022,187
KT Corp. ADR	85,380	2,008,138
Samsung Electronics Co., Ltd. GDR*	34,213	10,434,965
SK Telecom Co., Ltd. ADR	134,130	4,132,545

		28,193,012

SPAIN — 5.7%
Banco Santander Central Hispano SA†	328,614	7,182,815
Repsol YPF SA ADR	248,630	9,805,967
Telefonica SA	586,863	19,431,237

		36,420,019

SWEDEN — 1.8%
Atlas Copco AB, Class A	332,260	5,567,923
Nordea Bank AB†	101,361	1,816,907
Securitas AB, Class B	239,090	3,024,335

Securitas Systems AB, Class B	239,090	961,735

		11,370,900

SWITZERLAND — 4.7%
Lonza Group AG	72,266	8,440,808
Nestle SA	11,510	5,320,574
Novartis AG	106,880	5,694,119
Swiss Reinsurance	67,985	6,402,122
UBS AG	74,254	3,985,257

		29,842,880

TAIWAN — 1.8%
Chunghwa Telecom Co., Ltd. ADR	327,630	6,290,486
Compal Electronics, Inc. GDR†*	796,329	5,040,763

		11,331,249

THAILAND — 0.3%
Advanced Info Service Public Co., Ltd.†	633,200	1,701,459

UNITED KINGDOM — 23.6%
Aviva PLC	381,970	6,022,552
BAE Systems PLC	738,961	7,677,651
BP PLC	948,992	12,339,566
British Energy Group PLC	418,050	4,655,178
British Sky Broadcasting Group PLC	444,783	6,304,300
Cadbury Schweppes PLC	424,579	5,633,001
Compass Group PLC	1,323,258	9,554,407
G4S PLC†	1,315,070	5,836,700
GKN PLC†	273,326	2,091,217
GlaxoSmithKline PLC	435,897	11,242,694
HSBC Holdings PLC	378,145	7,456,238
Kingfisher PLC	803,580	3,305,756
National Grid PLC	207,585	3,467,955
Pearson PLC	226,151	3,759,791
Premier Foods PLC	700,240	3,294,907
Rentokil Initial PLC†	1,361,824	4,888,537
Rolls-Royce Group PLC†	620,721	6,966,632
Rolls-Royce Group PLC	25,077,128	52,143
Royal Bank of Scotland Group PLC	590,673	6,373,069
Royal Dutch Shell PLC ADR	124,868	10,894,733
Smiths Group PLC	169,246	3,991,585
Vodafone Group PLC	4,207,268	16,595,076
William Morrison Supermarkets PLC	620,660	3,828,886
Yell Group PLC	496,212	4,710,227

		150,942,801

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $411,007,832)		616,434,252

Repurchase Agreement — 3.4%

State Street Bank & Trust Co. Repurchase Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 10/31/07, to be repurchased 11/01/07 in the amount of $21,472,491 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 5.38%, due 08/15/24 and having an approximate value of $21,900,600 (cost $21,471,000)	$21,471,000	$21,471,000

TOTAL REPURCHASE AGREEMENTS (cost $21,471,000)		21,471,000

TOTAL INVESTMENTS (cost $432,478,832)(2)	99.6%	637,905,252
Other assets less liabilities	0.4	2,620,479

NET ASSETS	100.0%	$640,525,731

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2007, the aggregate value of these securities was $15,475,728 representing 2.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at October 31, 2007, the aggregate value of these securities was $522,380,274 representing 81.5% of net asset. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	8.6%
Telephone-Integrated	7.9
Oil Companies-Integrated	7.6
Medical-Drugs	5.1
Insurance-Multi-line	4.9
Cellular Telecom	3.6
Telecom Services	3.5
Repurchase Agreements	3.4
Aerospace/Defense	3.1
Electric-Integrated	2.9
Food-Misc.	2.9
Electronic Components-Semiconductors	2.5
Auto-Cars/Light Trucks	2.3
Diversified Manufacturing Operations	2.3
Television	2.1
Audio/Video Products	2.0
Insurance-Reinsurance	1.9
Electronic Components-Misc.	1.8
Photo Equipment & Supplies	1.7
Rubber-Tires	1.7
Toys	1.7
Diversified Operations	1.6
Food-Catering	1.5
Food-Retail	1.5
Paper & Related Products	1.5
Security Services	1.5
Chemicals-Specialty	1.3
Finance-Consumer Loans	1.2
Publishing-Books	1.2
Transport-Services	1.2
Real Estate Operations & Development	1.1
Power Converter/Supply Equipment	1.0
Machinery-Construction & Mining	0.9
Auto/Truck Parts & Equipment-Original	0.8
Computers	0.8
Diversified Operations/Commerical Services	0.8
Oil Companies-Exploration & Production	0.8
Electric-Generation	0.7
Human Resources	0.7
Internet Security	0.7
Retail-Drug Store	0.7
Electric-Distribution	0.6
Finance-Investment Banker/Broker	0.6
Hotels/Motels	0.6
Multimedia	0.6
Oil-Field Services	0.6
Food-Wholesale/Distribution	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Building Products	0.5
Satellite Telecom	0.1

99.6%

*	Calculated as a percentage of net assets

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2007 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:
At October 31, 2007, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

	Percentage	Principal
Portfolio	Interest	Amount
High Yield Bond	2.00%	$3,372,000
Blue Chip Growth	1.01	1,701,000
Aggressive Growth	14.56	24,552,000
“Dogs” of Wall Street	0.50	844,000
As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
State Street Bank & Trust Co., dated October 31, 2007, bearing interest at a rate of 4.00% per annum, with a principal amount of $168,612,000 a repurchase price of $168,630,735, a maturity date of November 1, 2007. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.75%	01/31/12	$28,545,000	$29,686,800
U.S. Treasury Bonds	7.50	11/15/16	50,000,000	63,187,500
U.S. Treasury Bonds	8.13	08/15/19	5,785,000	7,737,438
U.S. Treasury Bonds	9.13	05/15/18	50,000,000	71,375,000

Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the three months ended October 31, 2007, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2007	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at October 31, 2007
Equity Index	AIG	$1,358	$514,675	$—	$30,761	$2,188	$8,145	$409,712
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Cash Management	$18,747	$(1,066,103)	$(1,047,356)	$552,038,076
Corporate Bond	9,314,343	(10,293,876)	(979,533)	769,461,763
Global Bond	11,414,957	(731,100)	10,683,857	184,473,924
High-Yield Bond	20,469,135	(14,288,069)	6,181,066	328,943,162
Worldwide High Income	4,921,520	(4,118,024)	803,496	82,617,920
Balanced	20,129,862	(4,755,827)	15,374,035	226,561,123
MFS Total Return	118,905,801	(46,328,759)	72,577,042	1,118,508,846
Telecom Utility	6,984,105	(2,652,943)	4,331,162	59,539,636
Equity Index	10,618,389	(5,168,601)	5,449,788	29,851,048
Growth-Income	178,347,720	(7,464,387)	170,883,333	407,196,738
Equity Opportunities	21,106,611	(7,576,940)	13,529,671	206,032,774
Davis Venture Value	1,022,642,477	(38,393,327)	984,249,150	1,615,000,303
“Dogs” of Wall Street	8,550,879	(9,816,284)	(1,265,405)	88,758,145
Alliance Growth	174,674,931	(16,734,660)	157,940,271	781,826,458
Capital Growth	7,630,068	(1,668,939)	5,961,129	54,635,080
MFS Massachusetts Investors Trust	55,855,182	(6,446,892)	49,408,290	185,669,408
Fundamental Growth	28,953,578	(3,718,236)	25,235,342	177,255,654
Blue Chip Growth	8,691,960	(987,118)	7,704,842	46,141,311
Real Estate	58,292,017	(8,815,978)	49,476,039	255,289,443
Small Company Value	9,766,015	(6,706,009)	3,060,006	79,835,464
Mid-Cap Growth	36,056,939	(7,126,750)	28,930,189	233,038,474
Aggressive Growth	8,551,027	(10,749,277)	(2,198,250)	173,624,991
Growth Opportunities	16,419,153	(613,082)	15,806,071	73,065,714
Marsico Focused Growth	48,474,473	(429,789)	48,044,684	111,489,794
Technology	9,191,177	(711,475)	8,479,702	52,640,669
Small & Mid Cap Value	69,704,606	(27,087,814)	42,616,792	369,055,242
International Growth and Income	107,201,728	(13,846,857)	93,354,871	530,776,561
Global Equities	62,690,041	(1,505,063)	61,184,978	209,060,642
International Diversified Equities	213,120,819	(13,574,813)	199,546,006	392,609,355
Emerging Markets	106,760,002	(5,684,011)	101,075,991	347,600,260
Foreign Value	205,190,567	(1,217,046)	203,973,521	433,931,731
Note 5. Unfunded Loan Commitments: At October 31, 2007 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

Name	Type	Maturity Date	Amount
Triax Pharmaceuticals LLC	Delayed Draw Term Loan	08/30/2011	$146,400
Telesat Holdings, Inc.	Delayed Draw Term Loan	10/30/2014	78,740
Note 6. Other Matters: The matter related to AIG’s settlement with the Securities and Exchange Commission (the “Commission’’) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order’’) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp. and AIG SunAmerica Capital Services, Inc. The Order permits each entity to continue to provide advisory or distribution services to the Trust. There has been no adverse impact on the Trust or the Trust’s shareholders.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 28, 2007